    As filed with Securities and Exchange Commission on April 30, 1999

                                 Registration Nos. 33-88524; 811-8938

                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                   POST-EFFECTIVE AMENDMENT NO. 5


                               to the
                              FORM S-6
                       REGISTRATION STATEMENT
                             under the
                       SECURITIES ACT OF 1933

     SECURITY EQUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT 13
                       (Exact Name of Trust)

               SECURITY EQUITY LIFE INSURANCE COMPANY
                        (Name of Depositor)

                 84 Business Park Drive - Suite 303
                       Armonk, New York 10504
        (Address of Depositor's Principal Executive Offices)

                    CHRISTOPHER A. MARTIN, ESQ.
          Counsel, General American Life Insurance Company
                         700 Market Street
                     St. Louis, Missouri 63101
              (Name and Address of Agent for Service)




It is proposed that this filing will become effective:
  / /  Immediately upon filing pursuant to paragraph (b), of Rule 485.

  /X/  On May 1, 1999 pursuant to paragraph (b) of Rule 485.

  / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  / /  On May 1, 1999 pursuant to paragraph (a)(1) of Rule  485.

  / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940,
Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Notice required by Rule 24f-2 for 1998 will be filed on or before March 31, 1999.

         SECURITY EQUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT 13
                     REGISTRATION STATEMENT ON FORM S-6
                          CROSS-REFERENCE SHEET
FORM N-8B-2
ITEM NO.       CAPTION IN PROSPECTUS
1              Cover Page.
2              Cover Page.
3              Inapplicable.
4              Sale of the Contract.
5              Information about SELIC.
6              The Separate Account.
7              Not Required.
8              Not Required.
9              Inapplicable.
10(a)          Additional Provisions of the Contract.
10(b)          The Contract.
10(c),(d),(e)  Death Benefits under the Contract; Contract Values;
               Summary of the Contract; Additional Provisions of the Contract;
               Surrender and Partial Withdrawals; Contract Loan Privilege;
               Transfers; Premiums; Appendix B.
10(f),(g),(h)  Voting Rights; Additional Provisions of the Contract.
10(i)          Additional Provisions of the Contract; Death Benefits
               under the Contract; The Separate Account; Appendix B.
11             The Separate Account.
12             The Separate Account; Appendix A; Sale of the Contract.
13             Charges and Deductions; Sale of the Contract; Appendix A.
14             Premiums; Charges and Deductions; Sale of the Contract.
15             Premiums.
16             The Separate Account; Appendix A.
17             Captions referenced under Items 10(c), (d), (e) and (i) above.
18             The Separate Account; Contract Values.
19             Records and Reports; Sale of the Contracts.
20             Captions referenced under Items 6 and 10(g) above.
21             Contract Loan Privilege.
22             Inapplicable.
23             Sale of the Contract.
24             Additional Provisions of the Contract.
25             Information about SELIC.
26             Sale of the Contract.
27             Information about SELIC.
28             Management of the Company.
29             Information about SELIC.
30             Inapplicable.
31             Inapplicable.

FORM N-8B-2
ITEM NO.       CAPTION IN PROSPECTUS
32             Inapplicable.
33             Inapplicable.
34             Sale of the Contract.
35             Information about SELIC.
36             Inapplicable.
37             Inapplicable.
38             Sale of the Contract.
39             Sale of the Contract.
40             Sale of the Contract.
41(a)          Sale of the Contract.
42             Inapplicable.
43             Inapplicable.
44(a)          The Separate Account; Appendix A; Premiums; Charges and
               Deductions.
44(b)          Charges and Deductions.
44(c)          Premiums; Charges and Deductions.
45             Inapplicable.
46             Appendix A; Captions referenced under Items 10(c), (d) and (e)
               above.
47             Inapplicable.
48             Inapplicable.
49             Inapplicable.
50             Inapplicable.
51             Cover Page; Death Benefits under the Contract; Termination;
               Charges and Deductions; The Contract; Appendix B; Summary;
               Additional Provisions of the Contract; Premiums; Sale of the
               Contract.
52             Additional Provisions of the Contract.
53             Federal Income Tax Considerations.
54             Inapplicable.
55             Inapplicable.
59             Financial Statements.

This Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 includes two prospectuses describing the Contracts. The first prospectus ("Prospectus Version A") describes the Contracts as they will be sold in the general market. The second prospectus ("Prospectus Version B") describes the Contracts as they will be sold primarily through a particular bank-affiliated distribution network.

                        PROSPECTUS VERSION A

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT


                              ISSUED BY


               SECURITY EQUITY LIFE INSURANCE COMPANY
                 84 BUSINESS PARK DRIVE, SUITE 303
                          ARMONK, NY  10504
                         TEL: (914) 273-1290


This Prospectus describes the Individual Flexible Premium Variable Life Insurance Contract (the "Contract") offered by Security Equity Life Insurance Company ("SELIC" or the "Company"). The Contract is designed to provide lifetime insurance protection to age 100 and at the same time provide maximum flexibility to vary premium payments and change the level of death benefits payable under the Contract. This flexibility allows a Contract Holder to provide for changing insurance needs under a single insurance Contract. A Contract Holder also has the opportunity to allocate Net Premiums among several investment portfolios with different investment objectives.

The Contract provides for: (1) a Net Cash Value that can be obtained by surrendering the Contract; (2) Contract loans; and (3) a Death Benefit payable at the Insured's death. Contract Holders may also attach a rider that amends the Contract to instead provide insurance coverage on the lives of two Insureds, with proceeds payable upon the death of the last surviving Insured. As long as a Contract remains in force, the Death Benefit will not be less than the current Face Amount of the Contract. A Contract will remain in force so long as its Net Cash Value is sufficient to pay certain monthly charges imposed in connection with the Contract.


During the "Free Look" period, Net Premiums are allocated to the Money Market Division as specified in Appendix A. After the end of the "Free Look" period, Net Premiums may be allocated to one or more of the Available Divisions of the Separate Account or to the Fixed Fund. If Net Premiums are allocated to the Separate Account, the duration of the Contract and the amount of the Insurance Account Value will vary to reflect the investment performance of the Available Divisions selected by the Contract Holder, and depending on the Death Benefit option elected, the amount of the Death Benefit above the minimum may also vary with that investment performance. The Contract Holder bears the entire investment risk for all amounts allocated to the Separate Account; there is no minimum guaranteed Insurance Account Value.

Each Available Division of the Separate Account 13 will invest in one of the Underlying Portfolios shown in Appendix A. The accompanying Prospectuses for these portfolios describe the investment objectives and policies, and the risks of the portfolios. This Prospectus generally describes only the portion of the Contracts involving the Available Divisions of the Separate Account. For a brief summary of the Fixed Fund, see "The Fixed Fund."

It may not be advantageous to purchase a Contract as a replacement for another type of life insurance or as a means to obtain additional insurance protection if the purchaser already owns another Flexible Premium Variable Life Insurance Contract. Within certain limits, a Contract Holder may return the Contract, or convert it to a Contract that provides benefits that do not vary with the investment results of Available Divisions by exercising the Conversion Right.

This Prospectus must be accompanied or preceded by the current prospectuses for the Underlying Portfolios listed in Appendix A.


The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involves investment risk, including possible loss of principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not available in all states.
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and if given or made, such other information or representations must not be relied upon.


Please read this Prospectus carefully and retain it for future reference.

The date of this Prospectus is May 1, 1999.

                       TABLE OF CONTENTS


                                                               PAGE
                                                               ----
Summary of Contract                                              6
Explanation of a Case
   Purpose of the Contract
   The Contract Holder and Beneficiary
   Availability of the Contract
   Joint Insureds
   Contract Values
   The Separate Account
   Death Benefit
   Premiums
   Charges and Deductions
   Contract Loans
   Surrender and Partial Withdrawals
   Termination
   Illustrations
   Replacement of Existing Coverage
   Tax Considerations
   Free Look and Conversion Rights

Definitions                                                     14

Information About SELIC                                         19

The Separate Account                                            19

The Contract                                                    20
   Availability of Insurance Coverage
   Evidence of Insurability
   Premiums
   Contract Values
   Transfers
   Contract Loan Privilege
   Surrender and Partial Withdrawals
   Death Benefits Under the Contract

Charges and Deductions                                          37
   Premium Load
   Daily Charges

                       TABLE OF CONTENTS
                         (continued)

                                                               PAGE
                                                               ----
   Monthly Charges
   Underwriting Charges
   Annual Charges
   Other Charges

Termination                                                     44
   Maturity Date
   Termination for Insufficient Net Cash Value
   Reinstatement of a Contract Terminated for Insufficient
      Value

The Fixed Fund                                                  45
   General Description
   Allocation of Amounts to the Fixed Fund
   Fixed Fund Benefits
   Fixed Fund Insurance Account Value
   Fixed Fund Transfers, Surrenders, Partial Withdrawals and Contract Loans

Federal Income Tax Considerations                               49

Additional Provisions of the Contract                           55
   Addition, Deletion, or Substitution of Investments
   Incontestability
   Conversion Rights
   Misstatement of Age or Sex
   Suicide
   Availability of Funds
   Entire Contract
   Representations in Application
   Contract Application and Contract Schedules
   Right to Amend Contract
   Computation of Contract Values
   Claims of Creditors
   Notice
   Assignments
   Construction
   Severability
   State Variations

                     TABLE OF CONTENTS
                        (continued)

                                                               PAGE
                                                               ----

Unisex Requirements Under Montana Law                           60

Records and Reports                                             60

Sale of the Contract                                            61

Voting Rights                                                   61

State Regulation of the Company                                 62

Management of the Company                                       63

Legal Matters                                                   65

Legal Proceedings                                               65

Experts                                                         65

Additional Information                                          65

Financial Statements                                            66

Appendix A - Underlying Portfolios                             A-1

Appendix B - Contract Riders                                   B-1

Appendix C - Illustrations of Death Benefits and Net
   Insurance Account Value                                     C-1

                      SUMMARY OF THE CONTRACT

Throughout this summary, the terms "you" and "your" refer to the owner of the policy. The policy's owner may or may not be one of the persons insured under the policy. The terms "we," "us," and "our" refer to Security Equity Life Insurance Company.

The information in this section is just a summary, written in "laymen's terms" to help you understand the policy. However, both your policy and this prospectus are legal documents. If you have any questions about them, you should contact your agent or other competent professional advisers. You should see Appendix B for modifications to this summary in the event that riders are added to the contract.

In preparing this summary, we assume that the policy is in force and that you have not borrowed any of the cash value.

EXPLANATION OF CONTRACT AND CASE

The contract is the agreement between you and us under which we provide benefits on the life of an insured. Although your contract is treated as an individual contract, it is also linked to a case. A case is a grouping of one or more contracts linked together by a non-arbitrary factor, such as a common employer of each insured. We determine what constitutes a case. A case may have one contract holder (i.e., a single entity owns all the contracts in the case) or as many contract holders as there are contracts in the case. We determine your contract's premium load, minimum initial premiums, and underwriting standards based on the characteristics of the case to which your contract belongs.

PURPOSE OF THE CONTRACT

The contract offers a means to obtain insurance protection on the life of someone in whom you have an insurable interest. We will pay a death benefit to the beneficiary upon the death of the insured, so long as the contract remains in force. You may use the contract's accumulated values and benefits for any valid purpose. Unlike traditional life insurance, which provides a guaranteed insurance account value, your insurance account value under the contract will vary to reflect the investment results of the underlying funds and/or the interest credited to the fixed fund, depending on which accounts you allocate your premiums.

Life insurance is not a short-term investment. You should evaluate your need for insurance and the contract's long-term investment potential and risks before purchasing a contract.

THE CONTRACT HOLDER AND BENEFICIARY

The contract holder is the individual or entity named in the application, unless subsequently changed on our records. The contract holder retains all rights and responsibilities of ownership pertaining to its interest in the contract. These right and responsibilities include: (1) the right to allocate premiums among account options; (2) the obligation to pay premiums; (3) the right to borrow against the policy; (4) the right to take partial withdrawals; and (5) the right to surrender the contract.

The beneficiary is also named in the application, unless subsequently changed on our records. You have the right to change a revocable beneficiary with prior written notice to us. The beneficiary will receive the insurance benefits payable upon the death of the insured. THE INSURED HAS NO DIRECT OR INDIRECT INTEREST IN THE CONTRACT, UNLESS:
-----------------------------------------------------------------------
(1) YOU ARE THE INSURED, (2) YOU ASSIGN THE RIGHT TO DESIGNATE THE
------------------------------------------------------------------
BENEFICIARY TO THE INSURED, OR (3) YOU AND WE OTHERWISE AGREE.
-------------------------------------------------------------

The contract is a long-term investment designed to provide a death benefit to the beneficiary and should be purchased for this purpose.
You may use the death benefit and net cash value for various planning purposes. However, the contracts are not liquid investments (partial withdrawals may be currently taxable and contract loans and partial withdrawals may significantly affect death benefits and cash value, and cause the contract to lapse). In addition, if the performance of the available divisions to which you allocate the insurance account value is not sufficient to provide proceeds for your planning purpose, or if you do not pay sufficient premiums, then your contracts may not achieve your purpose and may lapse. Before you purchase for a specialized purpose, you should consider whether the long-tem nature of the contracts and the potential impact of any contemplated contract loans and partial withdrawals are consistent with such purpose. Using the contracts for a specialized purpose may also have tax consequences.

AVAILABILITY OF THE CONTRACT

We offer the contract only to individuals, corporations, partnerships, sole proprietorships, associations, trusts, and other similar or related entities, which meet certain suitability standards. You may purchase the contract to acquire insurance on the life of a person in whom you have an insurable interest. If you purchase a contract without an insurable interest, you may incur adverse financial and tax consequences.

JOINT INSUREDS

You may add a rider to the contract that provides insurance coverage on the lives of two insureds. In such a contract, we will pay the death benefit on the death of the last surviving insured. Most of the discussions in this prospectus that reference a single insured may also be read as though the single insured were the two insureds under a joint contract. Certain discussions in the prospectus are modified if a joint and last survivor rider is added to the contract. See Appendix B -- "Joint and Last Survivor Rider."

CONTRACT VALUES

You may allocate net premiums to one or more available divisions and/or the fixed fund. To the extent you allocate net premiums to the available divisions: (1) the insurance account value will, and the death benefit may, vary with the investment performance of the chosen available divisions; (2) you bear the entire investment risk associated with the investments of the selected available divisions; and (3) there is no guaranteed minimum insurance account value. To the extent you allocate net premiums to the fixed fund, the insurance account value will accrue interest at a guaranteed minimum rate.

THE SEPARATE ACCOUNT

You have several separate account divisions to which you can allocate net premiums, subject to certain limitations set forth in the contract. A list of the available divisions appears in Appendix A. Each available division of the separate account invests its assets in shares or units of an underlying portfolio managed by one or more investment managers. Each underlying portfolio has a different investment objective which is described in the prospectus for the underlying portfolio. The underlying fund prospectuses accompany this prospectus.

We may add and/or delete available divisions from time to time. We will notify you in writing of any such change.

DEATH BENEFIT

We will pay the death benefit to the named beneficiary upon the death of the insured. The amount of the death benefit depends on which the death benefit option is in effect. So long as the contract remains in force, the minimum death benefit under each of the death benefit options will be equal to at least the contract's current face amount.

PREMIUMS

You have considerable flexibility as to both the timing and the amount of premium payments. We will not issue a contract unless we receive an initial premium payment that is equal to at least one year's worth of the contract's monthly charges plus any premium loads. We may allow a reduced initial premium for certain contracts. Subsequent premium payments must be at least $50. You may pay subsequent premiums at any time and as often as you like, subject to certain restrictions. Please see the "The Contract -- Premiums" section. If your initial and subsequent premiums are too low, your insurance coverage may cease.

We will allocate your initial net premium to the money market division during the free look period. After the free look period expires, you may allocate the insurance account value among the available divisions of the separate account and the fixed fund. Thereafter, you may transfer the insurance account value among the available divisions of the separate account and the fixed fund by written request, subject to certain restrictions. You may transfer your insurance account value by dollar amounts or by percentages.

CHARGES AND DEDUCTIONS

In order to cover our expenses, we deduct certain charges from your premiums and insurance account value. We briefly describe these charges below. For more detailed information, you should see the "Charges and Deductions" section. For information regarding the investment advisory fees and operating expenses of the underlying portfolios, you should see the chart below.


The following table shows a summary of the operating expenses of the funds as reported for the fiscal year ending December 31, 1998.

----------------------------------------------------------------------
                 ANNUAL FUND OPERATING EXPENSES
             AS A PERCENTAGE OF AVERAGE NET ASSETS
----------------------------------------------------------------------
               INVESTMENT FUND                          TOTAL EXPENSE
----------------------------------------------------------------------
                  Evergreen Variable Trust
----------------------------------------------------------------------
Evergreen VA Fund                                          1.0000%
----------------------------------------------------------------------
Evergreen VA Foundation Fund                               1.0000%
----------------------------------------------------------------------
Evergreen VA Growth and Income Fund                        1.0000%
----------------------------------------------------------------------
        Frank Russell Investment Management Company
----------------------------------------------------------------------
Aggressive Equity Fund                                     1.2500%
----------------------------------------------------------------------
Core Bond Fund                                             0.8000%
----------------------------------------------------------------------
Multi-Style Equity Fund                                    0.9200%
----------------------------------------------------------------------
Non-U.S. Fund                                              1.3000%
----------------------------------------------------------------------
              General American Capital Company
----------------------------------------------------------------------
Money Market Fund                                          0.2050%
----------------------------------------------------------------------
              Variable Insurance Products Fund
----------------------------------------------------------------------
Equity-Income Portfolio                                    0.4863%
----------------------------------------------------------------------
Growth Portfolio                                           0.5863%
----------------------------------------------------------------------
High Income Portfolio                                      0.5824%
----------------------------------------------------------------------
Overseas Portfolio                                         0.7363%
----------------------------------------------------------------------
            Variable Insurance Products Fund II
----------------------------------------------------------------------
Asset Manager Portfolio                                    0.5363%
----------------------------------------------------------------------
Index 500 Portfolio                                        0.2400%
----------------------------------------------------------------------
Investment Grade Bond Portfolio                            0.4324%
----------------------------------------------------------------------
Contrafund Portfolio                                       0.5863%
----------------------------------------------------------------------
            Variable Insurance Products Fund III
----------------------------------------------------------------------
Balanced Portfolio                                         0.4363%
----------------------------------------------------------------------
                     Janus Aspen Series
----------------------------------------------------------------------
Growth Portfolio                                           0.7000%
----------------------------------------------------------------------
Worldwide Growth Portfolio                                 0.7400%
----------------------------------------------------------------------
Balanced Portfolio                                         0.8300%
----------------------------------------------------------------------

Premium Load. We deduct a premium load from your initial premium and each subsequent premium. The premium load includes: (1) a distribution charge, which consists of a premium expense load and a commission charge; (2) a premium tax charge, which covers state premium taxes; and
(3) a federal tax charge.


In the first year, the distribution charge equals a maximum of 30% of the premiums paid, up to one target premium, and 2% of premiums thereafter. Thereafter, the distribution charge declines as a percentage of premiums paid as follows:
* for years 2-10 the distribution charge equals a maximum of 10% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter;
* for years 11-15 the distribution charge equals a maximum of 8% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter; and
* for years 16 and thereafter the distribution charge equals a maximum of 4% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter.


The premium tax charge reflects the state premium taxes imposed under the contract. The federal tax charge equals 1% of all premiums paid in all years.

Mortality and Expense. We charge a fee for the mortality and expense that we assume under the contract. We calculate and deduct the daily fee based upon a percentage of your insurance account value attributable to each division of the separate account. Currently, this daily fee equals 35 basis points (0.35%) on an annual basis. We guarantee that this fee will not exceed 50 basis points (0.50%) on an annual basis.


Monthly Charges. We deduct monthly charges directly from your insurance account value as of the contract date and each month thereafter.
Monthly charges include an administration charge of $4.50 per month (guaranteed not to exceed $8.00 per month) and a charge for the cost of insurance. Monthly charges also include any charges for additional benefits provided by riders and charges for a special class rating, if applicable.

Underwriting Charge. We will deduct an underwriting charge, not to exceed $100, on the issue date of the contracts that we issue on a medically underwritten basis. We deduct a similar charge following medical underwriting in connection with certain changes in the contract. This charge changes if you add a joint and last survivor rider. See Appendix B. We may reduce or waive the underwriting charge under certain circumstances.

Loan Charges. On each anniversary of the contract, your insurance account value is: (i) reduced by loan interest due and unpaid for the previous year; and (ii) increased by the interest credited to the borrowed fund during the previous year. As a result, if you do not pay loan interest when due, then on the contract's anniversary, we will reduce your insurance account value by the difference between the loan interest due and unpaid for the previous year and the interest credited to the borrowed fund during the previous year.

Other Charges. We do not currently charge a fee for federal, state, or local taxes that we incur that may be attributable to the separate account. However, we may impose such a charge in the future to provide for any tax liability incurred by the separate account.

Investment advisory fees and operating expenses of the underlying portfolio are paid out of the amounts invested in the portfolios. These charges appear in Appendix A.


At your request, we will provide Policy illustrations in addition to the reports we customarily provide. Depending upon the type and complexity of the illustration, we may charge a reasonable fee, not to exceed $50.


CONTRACT LOANS

You may obtain a loan under your contract. The amount you may borrow is subject to a maximum. Interest will be charged for any amount borrowed in accordance with the loan interest rate option you select.

We will deduct the amount of a loan from: (1) the amount payable on surrender of the contract; and (2) the death benefit proceeds. Interest on loans accrues daily. Unpaid interest is capitalized each year and added to the loan. Depending upon the investment performance of the available divisions and the amounts borrowed, loans could cause your contract to lapse. If your contract lapses with a loan outstanding, you may be subject to adverse tax consequences. Contract loans may also have other federal income tax consequences. Please see the "Federal Income Tax Considerations" section.

SURRENDER AND PARTIAL WITHDRAWALS

As long as the insured is alive, you may surrender your contract for its net cash value by submitting a written request to our home office. To the extent that you have allocated your insurance account value to the available divisions of the separate account, we do not guarantee a minimum net cash value. As long as the insured is alive, you may withdraw a portion your net cash value, subject to certain restrictions. Please see the "The Contract -- Surrender and Partial Withdrawals" section.


Surrender and partial withdrawals may have federal income tax consequences. Please see the "Federal Income Tax Considerations" section.

TERMINATION

The contract will not automatically terminate if you fail to pay subsequent premiums. However, your contract may terminate prior to its maturity date if it has insufficient net cash value to pay monthly charges.

ILLUSTRATIONS

The illustrations provided in this prospectus or used in connection with the purchase of your contract are based on hypothetical rates of return. We provide these hypothetical rates of return only for the purposes illustrating the contract. The rate are not guaranteed, nor should they be deemed to be a representation of past or potential investment performance. Your actual rates of return may be more or less than those in the illustrations and, therefore, your actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a contract, you should consider whether it would be more advantageous to change, or add to, an existing contract. It is generally not advisable to purchase another insurance contract as a replacement for existing coverage. You should carefully consider this if your decision to replace a policy is based solely on a comparison of contract illustrations.

TAX CONSIDERATIONS

We intend for the contract to satisfy the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Under certain circumstances, a contract may be a "modified endowment contract" under federal tax law. Whether a contract is a modified endowment contract depends on the amount of premium payments made in relation to the death benefit. We will monitor your contract and attempt to notify you on a timely basis if your contract is in jeopardy of becoming a modified endowment contract. The tax status of contracts issued with a supplemental term insurance rider, or a joint and last survivor rider, is less clear. For further discussion of the tax status of a contract and the tax consequences of being treated as a life insurance contract or a modified endowment contract, please see the "Federal Income Tax Considerations" section.

FREE LOOK AND CONVERSION RIGHTS

In most states, you may cancel your contract within the later of: (1) 10 days after receiving it; (2) 10 days after we mail or personally deliver the notice of withdrawal right to you; or (3) within 45 days after the date of the application. If you wish to exercise your free look rights, you must return your contract to us at our home office along with written notice of cancellation. If you so cancel your contract, it will be as though it had never been issued. We will pay you a refund if you cancel your contract. The refund will equal any premium(s) paid, minus any partial withdrawals and loans together with accrued but unpaid interest.

Once the contract is issued and is in force, you may transfer all of your insurance account value out of the separate account and into the fixed fund and receive fixed and guaranteed benefits during the first 24 months of the contract. Once you exercise this right, you will not be able to transfer amounts out of the fixed fund and all net premiums paid thereafter will be allocated to the fixed fund.

                          DEFINITIONS

See Appendix B for modifications to Definitions in the event that riders are added to the Contract.

ATTAINED AGE: The Insured's Issue Age under the Contract plus the number of completed Contract Years.

APPLICATION: The application form that must be completed by any purchaser of the Contract, before the Contract can be issued.

AVAILABLE DIVISION: A Division of the Separate Account to which Net Premiums may be allocated or Separate Account Value or Fixed Fund Insurance Account Value may be transferred under the Contracts. Each Available Division invests exclusively in the shares of a corresponding Underlying Portfolio listed in Appendix A.

BENEFICIARY: The person(s), entity or entities named on SELIC's records to receive the insurance proceeds payable under the Contract after the Insured dies.

BORROWED FUND: An account established in SELIC's General Account for any amounts transferred from the Available Divisions and the Fixed Fund and held as collateral for Contract Loans. (See "Contract Loan
Privilege").

CASE: A grouping of one or more Contracts connected by a non-arbitrary factor, presented to SELIC as a group. (An example of such a factor is a common employer for the Insureds under each Contract in the grouping). (See "Explanation of a Case").

CONTRACT: The Flexible Premium Variable Life Insurance Contract offered by SELIC that is described in this Prospectus.

CONTRACT ANNIVERSARY: An anniversary of the Contract Date. It marks the start of a new Contract Year.

CONTRACT DATE: The date used to begin calculating Monthly Charges and Annual Charges under the Contract. The Contract Date is shown in the Contract.

CONTRACT HOLDER: The owner of the Contract, as shown in the records of SELIC. All of the rights and benefits of the Contract belong to the Contract Holder, unless otherwise stated in the Contract.

CONTRACT LOAN: An amount borrowed by the Contract Holder from the Insurance Account Value of the Contract.

CONTRACT MONTH: Each one month period commencing on the Contract Date and on each Monthiversary thereafter.

CONTRACT YEAR: Each successive twelve month period starting on the Contract Date and on each Contract Anniversary thereafter.

DEATH BENEFIT: The benefit payable to the Beneficiary when the Insured dies.

DEATH BENEFIT OPTION ACCUMULATION RATE: The rate at which Premiums are accumulated for purposes of calculating Death Benefit Option 3.

DIVISION: A sub-account of the Separate Account.  Only Available
Divisions (described in this Prospectus) are available for investment under the Contracts.

EMPLOYER: A corporation, partnership, sole proprietorship, association, trust, and other similar or related entity. Affiliated Employers are considered one Employer.

EXCESS PREMIUM: Any amount of Premium paid in a Contract Year over and above the Target Premium.

FACE AMOUNT: The amount of insurance under the contract, excluding any Supplemental Term Insurance Amount. The Initial Face Amount on the Issue Date is shown in the Contract. Thereafter, it may change in accordance with the terms of the Contract.

FIXED FUND: The portion of the Insurance Account Value allocated to the Company's General Account (excluding the Borrowed Fund).

GOVERNING JURISDICTION: The state or jurisdiction in which the Contract is delivered and whose laws govern its terms. The Governing
Jurisdiction is set forth in the Contract.

HOME OFFICE: The principal administrative office of SELIC, which is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504.

INITIAL NET PREMIUM: The Initial Premium paid under the Contract less the applicable Premium Load.

INITIAL PREMIUM:  The first Premium paid under the Contract.

INSURANCE ACCOUNT VALUE: The total amount that a Contract provides for investment at any time. It is equal to the total of the amounts credited to the Contract Holder in the Separate Account, the Fixed Fund, and the Borrowed Fund.

INSURED: The person whose life is insured under the terms of the Contract. The Insured is shown in the Contract.

ISSUE AGE: The Insured's age at his/her nearest birthday as of the Contract Date.

ISSUE DATE: The day the Initial Premium is received and accepted by SELIC. This is also the date that insurance coverage becomes effective. All Contract values based on the Separate Account are determined beginning on the Issue Date. The Issue Date is shown in the Contract.

MATURITY DATE:  The date on which the Contract will mature.  The
Maturity Date is shown in the Contract.

MAXIMUM LOAN AMOUNT: The maximum amount of Insurance Account Value that can be borrowed by the Contract Holder under the Contract.

MINIMUM INSURANCE COVERAGE: The minimum amount of Total Insurance Coverage, which includes any Supplemental Term Insurance Amount, under the Contract. It is currently $25,000.

MINIMUM PREMIUM:  The Minimum Premium is equal to the Minimum Net
Premium plus any applicable Premium Load.

MINIMUM NET PREMIUM: The Minimum Net Premium at any time is equal to 12 times the Monthly Charges for the first month in the then current
Contract Year.

MONTHIVERSARY: The first day of each Contract Month. It is the day as of which Monthly Charges are deducted from the Insurance Account Value. The Monthiversary and the Contract Date coincide, except in months in which the Monthiversary falls on a day which is not a Valuation Day. In such months, the Monthiversary is deemed to fall on the next Valuation Day. If any Monthiversary would fall on the 29th, 30th or 31st of a month that does not have that number of days, then the Monthiversary is deemed to be the last day of that month.

MONTHLY CHARGES: The Contract charges that are deducted monthly from Insurance Account Value. Monthly Charges include the Administration Charge, the Cost of Insurance Charge, any Monthly Charges for benefits provided by Contract rider, and any charges for special insurance class rating. (See "Charges and Deductions").

NET AMOUNT AT RISK: The Net Amount at Risk is calculated on any
Monthiversary by subtracting the Insurance Account Value from the Death Benefit, discounted one month at a 4.00% assumed annual effective interest rate.

NET CASH VALUE:  The Contract's Insurance Account Value minus any
Contract Loan balance and interest accrued thereon and unpaid.

NET PREMIUM:  The amount of a Premium less applicable Premium Load.

PLANNED RENEWAL PREMIUM: An amount of Premium, specified in the Application, which the Contract Holder anticipates will be paid in each Contract Year after the first.

PREMIUM: Premiums are the payments made to SELIC under the Contract by the Contract Holder to purchase insurance on the life of the Insured and to contribute to the Insurance Account Value of the Contract. Each Premium amount may consist of Target Premium, Excess Premium, or both.

PREMIUM LOAD: An amount deducted from each Premium prior to allocation of the Premium to the Separate Account and/or the Fixed Fund. Premium Load includes the Distribution Charge (comprised of a Premium Expense Load and a Commission Charge), a Premium Tax Charge and a DAC Tax Charge.

SELIC:  Security Equity Life Insurance Company, the issuer of the
Contract.

SEPARATE ACCOUNT: A separate investment account established by the Board of Directors of SELIC to support the benefits payable under the Contract. Each Available Division of the Separate Account invests in a single corresponding Underlying Portfolio.

SEPARATE ACCOUNT VALUE: The portion of the Contract's Insurance Account Value invested in the Separate Account. It will be equal to the Contract's Insurance Account Value, less the total of amounts in the Borrowed Fund and in the Fixed Fund.

SUPPLEMENTAL TERM INSURANCE AMOUNT: The amount of insurance is provided by the Supplemental Term Insurance Rider, if any. This amount is shown in the Contract. The Supplemental Term Insurance Rider is described in Appendix B.

TARGET PREMIUM: An amount of Premium used to determine Premium Loads under the Contract. The annual Target Premium is based upon the Face Amount and is shown in the Contract. For Contracts with a Face Amount equal to the Minimum Face Amount, the Target Premium will be zero (0).

TOTAL INSURANCE COVERAGE: Total amount of insurance, including coverage provided by any Supplemental Term Insurance Rider under the Contract.

UNDERLYING PORTFOLIO: An investment portfolio, managed by one or more investment managers, the shares or units of which comprise the investment of an Available Division of the Separate Account.

VALUATION DAY: A day that is a regular business day of SELIC and that the New York Stock Exchange (or its successor) is open for trading. Each Valuation Day ends at the Valuation Time.

VALUATION TIME: The close of trading on the New York Stock Exchange (or any successor exchange), which is generally 4 p.m. Eastern Time.

VALUATION PERIOD:  The period of time between Valuation Days. A
Valuation Period begins immediately after the Valuation Time on the previous Valuation Day and ends as of the Valuation Time on the next succeeding Valuation Day.

                      INFORMATION ABOUT SELIC

SELIC is a stock life insurance company domiciled in New York. It is an indirect subsidiary of GenAmerica Corporation, an intermediate stock holding company, which is, in turn, wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law.

SELIC was established in 1983 as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York.


SELIC is admitted to sell life insurance and annuities in 40 states and the District of Columbia. SELIC concentrates on sales of corporate owned life insurance products in all of these jurisdictions and sales of individual products to residents of New York.

                        THE SEPARATE ACCOUNT

Security Equity Life Insurance Company Separate Account 13 (the "Separate Account") was established by SELIC as a Separate Investment Account on December 30, 1994. The Separate Account will receive and invest the Net Premiums paid under this Contract and allocated to it. In addition, the Separate Account may receive and invest Net Premiums for other flexible premium variable life insurance contracts that might be issued by SELIC.

The Separate Account is currently divided into a number of Divisions. Not all Divisions are available for allocation of Net Premiums and transfers under the Contract. Each Available Division invests exclusively in shares of an Underlying Portfolio listed in Appendix A. Both realized and unrealized gains or losses and income from the assets of each Division of the Separate Account are credited to or charged against that Division without regard to income, gains, or losses from any other Division of the Separate Account or from any other business SELIC may conduct.

Obligations to Contract Holders and Beneficiaries that arise under the Contract are obligations of SELIC. SELIC owns the assets of the Separate Account. Those assets will only be used to support variable life insurance contracts and for any other purposes permitted by applicable laws and regulations. The portion of the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account will not be charged with liabilities that arise from any other business SELIC may conduct. SELIC may, however, transfer from the Separate Account to its General Account assets that exceed the reserves and other contract liabilities in respect of the Separate Account.

The Separate Account has been registered with the Securities and Exchange Commission ("SEC" or "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices of the Separate Account, the Contracts, or SELIC by the Commission.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES OF ANY UNDERLYING PORTFOLIO WILL BE ACHIEVED.

Detailed information concerning the investment objectives, techniques and restrictions pertaining to each Underlying Portfolio, and the expenses, investment advisory services, and risks attendant to allocating Insurance Account Value to each Underlying Portfolio, can be found in the current prospectus with respect to each Underlying Portfolio, which accompanies this Prospectus, and the current Statement of Additional Information for each Underlying Portfolio. Such information has been prepared by the Underlying Portfolio or the investment company of which it is a part, and SELIC is not responsible for preparing this information. The Underlying Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Premium payments or transfers among the Available Divisions.

Not all of the investment portfolios described in the accompanying prospectuses are necessarily available under the Contract. Moreover, SELIC cannot guarantee that each Underlying Portfolio will always be available for the Contract. In the unlikely event that an Underlying Portfolio becomes unavailable, SELIC will attempt to secure the availability of a comparable Underlying Portfolio. Shares and units of each Underlying Portfolio are purchased and redeemed at Net Asset Value, without a sales charge.

One or more of the Underlying Portfolios are available for investment by both variable life insurance and variable annuity separate accounts. It is conceivable that in the future it may be disadvantageous for both variable life and variable annuity separate accounts to invest simultaneously in an Underlying Portfolio that sells its shares to both types of separate accounts. The Board of Directors or Trustees of such Underlying Portfolios, the respective investment advisers of each Underlying Portfolio, and SELIC are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events of conflicts. Material conflicts could arise from such things as changes in state insurance laws, changes in federal income tax laws, changes in the investment management of an Underlying Portfolio, or differences in the voting instructions given by variable annuity contract owners and variable life insurance contract owners. In the event of a material irreconcilable conflict, SELIC will take steps necessary to protect our Contract Holders. This could include discontinuance of investment in an Underlying Portfolio.

                            THE CONTRACT

The Contract is a flexible premium variable life insurance contract that provides insurance on the life of an Insured. A Contract may be sold together with other related Contracts forming a Case. See Appendix B for modifications to this Section in the event that a Joint and Last Survivor Rider and/or a Supplemental Term Insurance Rider is added to the Contract.

AVAILABILITY OF INSURANCE COVERAGE

To be eligible for insurance under the Contract, a prospective Insured must on the Contract Date:

(1)   be at least 20 years of age and no more than 85 years of age;

(2) have elected or consented to be an Insured (if required by SELIC or the Governing Jurisdiction); and

(3) have satisfied any necessary underwriting requirements of SELIC (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge").

A Contract can be issued if the Contract Holder:

(1) provides SELIC with the data it requires including, but not limited to the prospective Insured's name, address, social security number, sex, date of birth, smoker/nonsmoker status, and citizenship (SELIC may also require submission of related documents that have been completed by the prospective Insured);

(2) requests Total Insurance Coverage at least equal to the Minimum Insurance Coverage for an Insured;

(3)   designates the Beneficiary under the Contract; and

(4)   pays the initial Minimum Premium for the first Contract Year.

Insurance coverage generally begins on the Issue Date for the Contract. Temporary life insurance coverage may be provided under the terms of a temporary insurance agreement. In accordance with SELIC's underwriting rules, temporary life insurance coverage may not exceed the greater of $100,000 or two times the Premium paid, and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any Death Benefit under such temporary coverage will only be paid if the Insured meets SELIC's usual and customary underwriting standards for the applied-for coverage under the Contract (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge").

As provided for under state insurance law, a Contract Holder, to preserve insurance age of the Insured, may be permitted to backdate the Contract. In no case may the Contract Date be more than six months prior to the date that the Application was completed. If any Contract in a Case is backdated, then all Contracts in the Case must be backdated to the same date. Monthly Charges for the backdated period will be deducted as of the Contract Date, and each Monthiversary thereafter.

For modifications to this Section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider."

EVIDENCE OF INSURABILITY

SELIC may require medical evidence of insurability for any Contract that does not meet SELIC's guaranteed issue or simplified issue standards when the Contract is issued. (See "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge"). Medical evidence of insurability may also be required for any transaction that increases the Net Amount at Risk for the Contract. Transactions that increase the Net Amount at Risk may include but are not limited to: payment of subsequent Premiums, change of Death Benefit Option, change of Face Amount, partial withdrawals, and reinstatement of a Contract.

For modifications to this section for Joint Insureds, see Appendix B -- Last Survivor Rider.

PREMIUMS

Premiums are the payments made to SELIC under the Contract to purchase insurance on the life of the Insured and to contribute to the Insurance Account Value of the Contract. All Premiums are payable to SELIC at its Home Office. A Premium Load is deducted from any Premium received by SELIC prior to its allocation to the Separate Account or to the Fixed Fund. The resulting amount is the Net Premium. The applicable Premium Load percentage depends upon the Case to which the Contract belongs, whether the Premium consists of Target Premium or Excess Premium, and the Contract Year in which the Premium is paid. (See "Charges and Deductions -- Premium Load).


Premiums may consist of Target Premium, Excess Premium or both. The Target Premium depends upon the Insured's Issue Age, sex, underwriting class and Face Amount. The Target Premium for the initial Face Amount is determined to be the level annual premium payable to age 100 for a level death benefit that under guaranteed cost of insurance rates and guaranteed policy expense charges and a 4.00% net interest rate (after the M&E charge) the cash value will accumulate to equal the initial Face Amount at age 100. The Target Premium is determined on the Issue Date. It is not recalculated if there is an increase in the Face Amount. It is recalculated if there is a decrease in the Face Amount, but only if the new Face Amount is below the initial Face Amount. The amount of the Target Premium is shown in your policy.


SELIC has the right to refund promptly any amount of Premium paid if necessary to keep the Contract in compliance with state and federal laws, including federal income tax laws. In particular, if a Contract Holder pays Premium amounts during the first Contract Year significantly in excess of the Planned Renewal Premium, SELIC reserves the right to refund promptly part or all of such excess if applicable state insurance law restricts the amount of commissions that would otherwise be payable to the writing agent in connection with part or all of such Premium amounts.

SELIC will not issue the Contract unless it receives a Premium payment at least equal to the initial Minimum Premium amount. The initial Minimum Premium under the Contract is equal to twelve times the Monthly Charges due under the Contract in the first Contract Month, plus any applicable Premium Load. SELIC may, in its sole discretion, require a reduced initial Minimum Premium in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of Walnut Street Securities, Inc. ("Walnut Street"), the distributor of the Contracts, or selected broker-dealers or through banks that have entered into written sales agreements with Walnut Street.

After the Initial Premium has been received and accepted by SELIC, the Contract Holder may pay subsequent Premiums on any Valuation Day provided that each subsequent Premium is at least $50 per Contract. All payments received by SELIC from the Contract Holder will be credited to the Contract as Premiums, unless the Contract Holder specifies that such payments are Contract Loan repayments. Subsequent Premiums may cause a Contract that was not classified as a "modified endowment contract" to become classified as such a contract. SELIC will take steps to monitor subsequent Premiums, and will notify a Contract Holder if a subsequent Premium, or a portion thereof, would cause a Contract to become a modified endowment contract. (See "Federal Income Tax Considerations -- Modified Endowment Contracts").

ALLOCATION OF NET PREMIUMS: Generally, the initial Net Premium will be credited to the Money Market Division of the Separate Account and the Insurance Account Value will begin to vary with investment experience on the Valuation Day next following receipt of the initial payment at the Home Office. However, in situations where SELIC receives the initial payment with the application and underwriting is required, then the payment will be held on deposit in SELIC's General Account until underwriting is completed and the Contract is issued (the Issue Date). Any Net Premiums received during the Free Look period will be allocated to the Money Market Division. At the end of such period, Separate Account Value will be allocated to or among any of the Available Divisions and the Fixed Fund, in accordance with the Contract Holder's allocation instructions set forth in the Application, or as subsequently changed prior to the end of the Free Look period.

No allocation or transfer instructions received from the Contract Holder in the Application or during the Free Look period will be acted upon until the Free Look period has expired. The duration of the Free Look period depends upon the law of a Contract's Governing Jurisdiction. The Free Look period under a Contract will expire after the number of days provided for in the applicable Governing Jurisdiction's Free Look period has elapsed following the date the Contract is delivered to the Contract Holder, as evidenced by a signed delivery receipt or certified mail return receipt, or if later, 10 days after SELIC mails or personally delivers the Notice of Withdrawal Right to the Contract Holder, or 45 days after the Application is signed. Transfer of money to the Available Divisions and, or the Fixed Fund specified by the Contract Holder will occur at the expiration of the Free Look period.


If you decide to cancel your contract during the free look period, we will pay you a refund. The refund will equal any premium(s) paid, minus any partial withdrawals and loans together with accrued but unpaid interest.


Net Premiums received after the Free Look period expires will be allocated among the Available Divisions and the Fixed Fund in accordance with the Contract Holder's instructions. Net Premiums that are received prior to the Valuation Time on any Valuation Day will be allocated as of the date they are received. Net Premiums received after such time will be allocated on the next Valuation Day.

The maximum number of Available Divisions to which the Contract's Separate Account Value may be allocated at any one time is five; amounts can also be allocated to the Fixed Fund. If no instructions accompany a Premium, the resulting Net Premium will be allocated to the Available Divisions and the Fixed Fund in the same proportions as stated in the most recently recorded Premium allocation instructions SELIC received from the Contract Holder.

The allocation of subsequent Premiums may be changed at any time upon SELIC's receipt of written notice from the Contract Holder.

PREMIUMS TO PREVENT LAPSE: If the Contract is in danger of lapsing because the Net Cash Value is insufficient to pay the Monthly Charges for the Contract on a Monthiversary, the amount of Premium that must be paid to prevent lapse will be equal to three times the Monthly Charges then due plus any applicable Premium Load. (See "Termination -- Termination for Insufficient Cash Value"). SELIC will send a notice to a Contract Holder when such Premiums are required to keep the Contract in force.

PREMIUMS TO REINSTATE A CONTRACT: When a Contract has lapsed due to insufficient Net Cash Value, the amount of Premium that must be paid to reinstate insurance coverage will be equal to the Monthly Charges due and unpaid at the time of lapse, plus three times the Monthly Charges due at the time of reinstatement, plus any applicable Premium Load. (See "Termination -- Reinstatement of a Contract Terminated for Insufficient Value). When the Contract has terminated, SELIC will send a notice specifying the Premiums that are required to be paid to reinstate the Contract.

CONTRACT VALUES

The Insurance Account Value of the Contract is equal to the total amounts of the Insurance Account Value in each Available Division of the Separate Account, the Insurance Account Value in the Fixed Fund, and the Insurance Account Value in the Borrowed Fund.

The Insurance Account Value allocated to each Available Division is measured in "Accumulation Units." The value of an Accumulation Unit is determined as of the Valuation Time on each Valuation Day. The value of any unit will vary from Valuation Day to Valuation Day to reflect the investment performance of the Available Division applicable to that Accumulation Unit.

The value of an Accumulation Unit in each Available Division is arbitrarily set at $1.00 on the first Valuation Day for that Available Division. The value of any Accumulation Unit on any subsequent Valuation Day is equal to its value on the preceding Valuation Day multiplied by that Available Division's Net Investment Factor for the Valuation Period. The Net Investment Factor for an Available Division for a Valuation Period equals the "gross investment rate" for such period plus one and minus the Mortality and Expense Risk Charge for that Valuation Period.

The "gross investment rate" of an Available Division for any Valuation Period is equal to the net earnings of that Available Division during the Valuation Period, divided by the value of the total assets of that Available Division at the beginning of the Valuation Period. The net earnings of each Available Division during a Valuation Period are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Available Division, reduced by any amount charged against that Available Division for premium taxes or other governmental charges paid or reserved by SELIC during that Valuation Period.

The "gross investment rate" and net earnings of each Available Division will be determined by SELIC in accordance with generally accepted accounting principles and applicable laws, rules and regulations.

Transactions which require the crediting and canceling of Accumulation Units will be processed as of the Valuation Time on the Valuation Day in which the transaction is effected. Premium payments, and requests for Contract Loans, withdrawals, transfers, or any other transaction, received in proper form before the Valuation Time on a Valuation Day will be effected as of the Valuation Time on the day that the Premium payment, or transaction request, is received. Premium payments, and transaction requests, received in proper form after the Valuation Time on a Valuation Day, will be effected as of the Valuation Time of the following Valuation Day.

The Insurance Account Value in the Money Market Division on the Issue Date is equal to the Premium paid on that date, less any applicable Premium Load less:

(1)   Cost of Insurance Charges;

(2)   Administration Charges;

(3) Any charges that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(4)   Underwriting Charges, if any; and

(5)   Charges for Special Insurance Class Rating, if any.

The Insurance Account Value in each Available Division as of the Valuation Time on any subsequent Valuation Day is equal to the Insurance Account Value in that Available Division on the prior Valuation Day plus:

(1)   Any new Net Premium allocated to that Available Division;

(2) Any amounts transferred to that Available Division from another Available Division, the Fixed Fund or the Borrowed Fund; and

(3) Any increase in value of the Available Division's investments due to investment results (net of Daily Charges);

and less:

(1) Any amounts transferred from that Available Division to another Available Division, the Fixed Fund or the Borrowed Fund;

(2) Any decrease in the value of the Available Division's investments due to investment results net of Daily Charges;

(3) The Cost of Insurance Charges allocated to that Available Division (deducted only on a Monthiversary);

(4) The Administration Charges allocated to that Available Division (deducted only on a Monthiversary);

(5) Any partial withdrawals taken from such Contract and allocated to that Available Division;

(6) Any charges allocated to that Available Division that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(7)   Any Underwriting Charges allocated to that Available Division;

(8) Any charges for Special Insurance Class Rating allocated to that Available Division (deducted only on a Monthiversary); and

(9) Any other charges allocated to that Available Division as stated in the Contract.

For more information regarding the charges and expenses deducted under the Contract, see "Charges and Deduction." For more information regarding the impact that Contract Loans can have on Insurance Account Value and Net Cash Value, see "The Contract -- Contract Loan Privilege."

For description of the Insurance Account Value in the Fixed Fund and the Borrowed Fund, see "The Contract -- The Fixed Fund" and "Contract Loan Privilege."

TRANSFERS

The Contract provides that all or part of the Insurance Account Value (except amounts in the Borrowed Fund) may be transferred between or among Available Divisions and the Fixed Fund on any Valuation Day subject to the following limitations:

(a) The Insurance Account Value cannot be allocated to more than five Available Divisions and the Fixed Fund at any one time;

(b)   Transfer requests must be in writing and in a form acceptable to SELIC;

(c) Except as described below, only one transfer is permitted in each Contract Year;

(d) SELIC reserves the right to limit the amount of any transfer. Transfers from or among the Available Divisions must be in amounts of at least $500, or, if smaller, the Insurance Account Value in an Available Division; and


(e) Transfers to the Fixed Fund may be limited. Insurance Account Value in the Fixed Fund after any transfer to the Fixed Fund may be no greater than the amount specified in the Contract. (See "The Fixed Fund -- Allocation of Amounts to the Fixed Fund").


Transfers from the Fixed Fund are also subject to the following limitations:

(a) The transfer must be made in the 30 day period following a Contract Anniversary; and

(b) The amount transferred may be no larger than 25% of the Insurance Account Value in the Fixed Fund on the date of the transfer.

Transfers may be requested by dollar amount or whole percentage. SELIC will execute a transfer only upon receipt of a properly executed transfer request. Written confirmation of each transfer will be sent to the Contract Holder.

Notwithstanding the above limitations, which are set forth in the Contract, SELIC will, as a matter of administrative practice, allow up to 12 transfers per year between or among Available Divisions. Contract Holders will be notified in advance if this administrative practice is changed or eliminated. For purposes of calculating the number of transfers requested in any Contract Year, all transfer requests received on the same Valuation Day will be counted as one transfer request. Transfers effected in connection with Contract Loans will not be counted for purposes of the limitations on the amount or frequency of transfers permitted in each Contract Year.

CONTRACT LOAN PRIVILEGE

The Contract Holder may request a loan against the Contract. The Contract must be assigned to the Company as the sole security for the Contract Loan.
A Contract Loan may take place on any Valuation Day. An amount equal to the amount borrowed will be transferred from the Separate Account and the Fixed Fund to the Borrowed Fund. The Borrowed Fund is a portion of SELIC's General Account reserved for amounts held as collateral for Contract Loans. A Contract Loan from, or secured by, the Contract may have federal income tax consequences. In particular, if the Contract is a "modified endowment contract" loans may be currently taxable and subject to a 10% penalty tax. (See "Federal Income Tax Considerations").

SOURCE OF CONTRACT LOAN: Insurance Account Value equal to each Contract Loan will be transferred to the Borrowed Fund, reducing the Insurance Account Value in the Separate Account and the Fixed Fund. Unless other specific instructions are received from the Contract Holder, the Contract Loan will be taken from the Available Divisions of the Separate Account and the Fixed Fund in proportion to the amount of the Contract Holder's then current Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

The maximum total of Contract Loans for each Contract is equal to the Insurance Account Value less the sum of the following:

(1)   The Minimum Net Premium for the current Contract Year;

(2) The outstanding Contract Loan amount together with interest accrued but unpaid; and

(3)   Contract Loan interest charges until the next Contract Anniversary.

If a Contract Loan is requested that would cause this maximum to be exceeded, SELIC will not process the request.

CONTRACT LOAN INTEREST: Contract Loan interest accrues daily and is due on each Contract Anniversary. If it is not paid when due, the Contract Loan interest will be added to the Contract Loan and, as part of the Contract Loan, will bear the same interest rate. Any Contract Loan interest capitalized on a Contract Anniversary will be treated as if it was a new Contract Loan and will be transferred from the Available Division of the Separate Account and Fixed Fund in proportion to the Insurance Account Value therein.

A fixed Contract Loan interest rate option or a variable Contract Loan interest rate option may be elected. This option may be changed by the Contract Holder on any Contract Anniversary. Written notice of the change must be received at SELIC's Home Office no more than 90 days nor less than 30 days prior to such Contract Anniversary. The Contract Loan interest rate options are as follows:

Fixed Contract Loan Interest Rate.  If a Fixed Contract Loan Interest Rate
----------------------------------
option is selected and a Contract Loan is outstanding, a fixed Contract Loan interest rate of 6.00% will be assessed annually in arrears and added to the Contract Loan principal on the Contract Anniversary.

Variable Contract Loan Interest Rate.  On each Contract Anniversary, SELIC
-------------------------------------
will declare the Variable Contract Loan Interest Rate that will apply to outstanding Contract Loans for the next Contract Year. This rate will equal the higher of a) or b), where a) is the Monthly Average of the Composite Yield on Corporate Bonds as published by Moody's Investor Service, Inc. (or, if it is no longer published, a substantially similar average) for the calendar month ending two months before the Contract Year begins, and b) is 4.50%. If the rate calculated according to this formula is not at least .50% higher than the rate in effect for the previous year, SELIC will not increase the rate. If the rate calculated is at least .50% lower than the rate in effect for the previous year, SELIC will decrease the rate.

If the Variable Contract Loan Interest Rate option is selected, SELIC will inform the Contract Holder of the current Variable Contract Loan Interest Rate at the time a Contract Loan is made. The current Variable Contract Loan Interest Rate can be changed by SELIC on any Contract Anniversary, but the rate will never exceed the maximum Contract Loan interest rate permitted by the law of the Governing Jurisdiction.

INTEREST ON BORROWED FUND: Interest will be credited to amounts held in the Borrowed Fund as collateral for Contract Loans. This rate of interest credited on the Borrowed Fund will be at least equal to an annual effective rate of 4.00%.

For the Fixed Contract Loan Interest Rate option, the rate of interest credited on the Borrowed Fund is currently set equal to 5.65%. If a Variable Contract Loan Interest Rate option is chosen, SELIC currently anticipates that the rate of interest credited on the Borrowed Fund will equal the Variable Contract Loan Interest Rate less a "loan interest spread" of .35%. This "loan interest spread" is guaranteed never to exceed .50%. The

Borrowed Fund crediting rate may not be changed more frequently than annually. Any change in the Borrowed Fund crediting rate for the Contract will be effective on a Contract Anniversary. The Contract Holder will be notified in advance of any such change.

Interest credited to the Borrowed Fund will be transferred to the Available Divisions of the Separate Account and Fixed Fund on each Contract
Anniversary. The amount so transferred will be allocated among the Available Divisions of the Separate Accounts and Fixed Fund in proportion to the Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

If Contract Loan interest due for the previous Contract Year has not been paid when due, then on the Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund will be reduced by the difference between the Contract Loan interest due and unpaid for the previous Contract Year, and the interest credited to the Borrowed Fund during the previous Contract Year.

On any given day the Insurance Account Value in the Borrowed Fund will be equal to the Insurance Account Value in the Borrowed Fund on the previous day plus:

(1) Any new amounts transferred to the Borrowed Fund from the Separate Account and Fixed Fund due to new Contract Loans and/or capitalized Contract Loan Interest; and

(2)   Any interest credited to the Borrowed Fund.

and less:

(1) Any amounts transferred from the Borrowed Fund to the Separate Account and/or Fixed Fund due to Contract Loan repayments or the transfer of interest credited to the Borrowed Fund on a Contract Anniversary.

REPAYMENT: All funds received by SELIC will be credited to the Contract as Premiums unless clearly designated as a Contract Loan repayment by the Contract Holder.

All or part of the Contract Loan plus accrued Contract Loan interest may be repaid at any time while the Contract is in force.

Any repayment of a Contract Loan will result in the transfer of values equal to the repayment out of the Borrowed Fund and the application of those values to the Available Divisions of the Separate Account and Fixed Fund. Unless other specific instructions are received from the Contract Holder, these values will be applied to the Separate Account's Available Divisions and the Fixed Fund in proportion to the amount of the Contract Holder's then current Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

SURRENDER AND PARTIAL WITHDRAWALS

At any time during the lifetime of the Insured and while the Contract is in force, the Contract may be surrendered for its Net Cash Value on any Valuation Date. The Contract Holder must request a surrender in writing and in a form acceptable to SELIC. On surrender, SELIC will pay to the Contract Holder in a single sum the Contract's Net Cash Value as of the Valuation Day during which a proper surrender request is received. A Contract's Net Cash Value is the Insurance Account Value less any outstanding Contract Loan and accrued and unpaid Contract Loan interest. If a proper surrender request is received on a Monthiversary, then Monthly Charges will not be deducted on that Monthiversary. A surrender may have Federal income tax consequences. (See "Federal Income Tax Considerations"). Once the Contract is surrendered, SELIC's obligations under the Contract will cease. (See "Termination").

The Contract Holder may also request partial withdrawals of Net Cash Value from one or more Available Divisions and the Fixed Fund. The withdrawal must be requested by the Contract Holder in writing on a form acceptable to SELIC. Unless other specific instructions are received from the Contract Holder, the withdrawal will be taken from each Available Division and the Fixed Fund in proportion to the Contract Holder's then current Insurance Account Value in each Available Division and the Fixed Fund. (See "The Fixed Fund").

Surrender and partial withdrawal proceeds will generally be paid to the Contract Holder within seven days. (See "Additional Provisions of the Contract -- Availability of Funds" and "The Fixed Fund").

The Contract Holder may withdraw any amount of at least $1,000 per withdrawal and up to the Contract's maximum withdrawal amount. The maximum withdrawal amount for the Contract is equal to the Insurance Account Value less the sum of the following:

(1)   The Minimum Net Premium for the current Contract Year;

(2) The outstanding Contract Loan amount together with the unpaid accrued Contract Loan interest on the Contract Loan amount; and

(3) Contract Loan interest on the Contract Loan amount until the next Contract Anniversary.

Partial withdrawals may increase the Net Amount at Risk, resulting in higher Cost of Insurance Charges under the Contract.

The Death Benefit and Face Amount may be adjusted at the time a partial withdrawal is taken, based on the amount withdrawn, the Death Benefit Option then in effect for the Contract, and the Insurance Account Value. If the Face Amount is reduced, the reduction in Face Amount for Death Benefit Option 1 or Death Benefit Option 3 will be equal to the amount of the withdrawal. The Total Insurance Coverage remaining after the partial withdrawal may not be less than the Minimum Insurance Coverage. A partial withdrawal request that would reduce the Total Insurance Coverage below this minimum will not be effected. If the Face Amount reflects previous Face Amount increases at the time of a partial withdrawal which causes a reduction in Face Amount, then partial withdrawals will be applied first to reduce the Initial Face Amount, and then to each Face Amount increase in order, starting with the first increase.

A partial withdrawal that decreases the Face Amount of the Contract will result in a recalculation of the Target Premium, and generally will decrease the Target Premium for future Contract Years.

A partial withdrawal may have Federal income tax consequences. (See "Federal Income Tax Considerations").


Split Dollar Exception: Notwithstanding the above limitations, SELIC will, as a matter of administrative practice, at the time of a split dollar rollout, allow the owner of a Death Benefit Option 3 Contract, the option of reducing the accumulated Premiums before reducing the Face Amount. If the withdrawal is greater than the accumulated Premiums, a reduction in Face Amount will occur for the amount in excess of the accumulated Premiums.
This exception applies to policies issued pursuant to an employer-sponsored benefit plan, with premiums paid at least in part by the employer.


DEATH BENEFITS UNDER THE CONTRACT

If the Insured dies while the Contract is in force, a Death Benefit is payable to the Beneficiary when SELIC receives due proof of death and any other requirements are satisfied. The amount of the Death Benefit payable depends on the Death Benefit Option selected for the Contract by the Contract Holder and in effect on the date of death of the Insured, and is adjusted for outstanding Contract Loans and unpaid charges. (See "Payment of Death Benefits"). The amount of the Death Benefit will be determined at the end of the Valuation Period during which the Insured's death occurred. The Death Benefit will be paid to the surviving Beneficiary or Beneficiaries specified in the Application or as subsequently changed. The Death Benefit under each Death Benefit Option will never be less than the Contract's Face Amount as long as the Contract remains in force. For modifications to this Section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider."

DEATH BENEFIT OPTIONS: The Contract Holder may select one of the following Death Benefit Options:

Option 1:      The Face Amount in effect at the date of death;

Option 2:      The Face Amount plus the Insurance Account Value in effect at the date of death; or

Option 3:      The Face Amount in effect at the date of death, plus the
               accumulated Premiums paid under the Contract up to the date of death. In calculating the Death Benefit under this option, the Premiums are accumulated from the date such Premiums were credited to the Insurance Account Value to the date of death, at a rate equal to the Death Benefit Option Accumulation Rate shown in the Contract. This rate, which is selected by the Contract Holder and subject to approval by SELIC, may be as low as 0%, and does not have a maximum cap. A higher Death Benefit
               Option Accumulation Rate will result in higher Cost of Insurance Charges under a Contract.

To ensure that the Contract will qualify as life insurance under the Internal Revenue Code, the Total Insurance Coverage will never be less than the Minimum Death Benefit. The Minimum Death Benefit is equal to the Insurance Account Value on the date of death multiplied by the appropriate Minimum Death Benefit Factor as set forth in the Contract. Currently SELIC calculates the Minimum Death Benefit Factor in accordance with Section 7702(a)(1) of the Internal Revenue Code ("The Cash Value Accumulation Test"). In the future SELIC may offer Contracts that will use Minimum Death Benefit Factors and Premium limitations calculated in accordance with Section 7702(a)(2) of the Internal Revenue Code ("The Guideline Premium Test"). Once a Contract is issued complying with either "The Cash Value Accumulation Test" or "The Guideline Premium Test" that test and the Minimum Death Benefit Factors will be employed throughout the life of the Contract.

A table of representative Minimum Death Benefit Factors follows:

==========================================================
            MINIMUM DEATH BENEFIT FACTORS
----------------------------------------------------------
                                      UNISEX
          AGE                        UNISMOKE
==========================================================
           25                          5.79
----------------------------------------------------------
           30                          4.93
----------------------------------------------------------
           35                          4.18
----------------------------------------------------------
           40                          3.55
----------------------------------------------------------
           45                          3.03
----------------------------------------------------------
           50                          2.60
----------------------------------------------------------
           55                          2.25
----------------------------------------------------------
           60                          1.97
----------------------------------------------------------
           65                          1.74
----------------------------------------------------------
           70                          1.56
==========================================================



Under Death Benefit Option 1 and Death Benefit Option 3, positive investment performance (if any) will be reflected in Insurance Account Value, but not in the Death Benefit, unless the Death Benefit equals the Minimum Death Benefit. Under Death Benefit Option 2, the amount of Death Benefit will always vary as the Insurance Account Value varies, but will never be less than the Face Amount. In general, if Death Benefit Option 2 is selected, positive investment performance (if any) will be reflected in the Death Benefit.

Subject to certain limitations, the Contract Holder may change the Death Benefit Option for the Contract while the Contract is in effect by notifying SELIC in writing. If SELIC approves the change, it will take effect on the next Contract Anniversary that is at least 30 days after all the required information has been provided to SELIC. The Cost of Insurance Charges for the Contract will be adjusted to provide for the change. No such change will be effective if the Insured dies before the effective date of the change.

Changing the Contract's Death Benefit Option may result in either an increase or decrease in the Face Amount. If the Face Amount increases, SELIC may require satisfactory evidence of insurability. If the Face Amount decreases, the order in which the Face Amount is reduced is assessed in the same manner as a decrease in Face Amount. (See "Face Amount"). Any change in the Death Benefit Option will not be effected if it would result in Total Insurance Coverage that is less than the Minimum Insurance Coverage of the Contract. SELIC also reserves the right not to effect a requested change in Face Amount if the change would result in the Contract not satisfying the requirements of the Internal Revenue Code of 1986, as amended.

A change in the Death Benefit Option will not result in an immediate change in the amount of a Contract's Death Benefit or Insurance Account Value. If a Contract is changed from Death Benefit Option 1 to Death Benefit Option 2, then the Face Amount will equal the Face Amount prior to the change less the Insurance Account Value on the effective date of the change. If a Contract is changed from Death Benefit Option 3 to Death Benefit Option 2, then the Face Amount will equal the Face Amount prior to the change plus the accumulated Premiums less the Insurance Account Value on the effective date of the change. If a Contract is changed from Option 2 or Option 3 to Option 1, then the Face Amount will equal the Death Benefit on the effective date of the change. SELIC may require satisfactory evidence of insurability if the Contract is changed from Option 2 or Option 3 to Option 1. If a Contract is changed from Option 1 to Option 3, then the Face Amount will equal the Face Amount prior to the change less the accumulated Premiums on the effective date of change. If a Contract is changed from Option 2 to Option 3, then the Face Amount will equal the Death Benefit less the accumulated Premiums on the effective date of the change.


A change in Death Benefit Option may affect monthly Cost of Insurance Charges, because the amount of this charge varies with a Contract's Net Amount at Risk. Assuming the Death Benefit is not equal to the Minimum Death Benefit, changing from Option 2 or Option 3 to Option 1 will generally decrease Net Amount at Risk, and therefore decrease Cost of Insurance Charges, on Monthiversaries following the effective date of the change. Changing from Option 1 or Option 3 to Option 2 will generally result in a Net Amount at Risk that remains level; however, under Option 2, Cost of Insurance Charges will increase over time, because cost of insurance rates generally increase with the age of the Insured. Finally a change from Option 1 or Option 2 to Option 3 will result in a Net Amount at Risk that will vary based upon the frequency and amount of Premium payments, as well as the rate at which the Premiums are accumulated. Under Option 3, more frequent and higher premium payments as well as a higher Death Benefit Option Accumulation Rate generally will result in a higher Net Amount at Risk, and therefore higher Cost of Insurance Charges.

FACE AMOUNT: The Minimum Face Amount under a Contract is $10,000. The minimum Total Insurance Coverage is $25,000. The Initial Face Amount and Supplemental Term Insurance Amount will be set forth in the Application. The Contract Holder may, subject to approval of SELIC, change the Face Amount.
The Contract Holder must request the change by notifying SELIC in writing, and SELIC reserves the right to require satisfactory evidence of insurability, which may include a medical examination. If SELIC approves the change, it will take effect on the next Contract Anniversary which is at least 30 days after all the required information has been provided to SELIC. A partial withdrawal may also reduce the Face Amount under a Contract. (See
"The Contract -- Surrender and Partial Withdrawals"). Decreases in Face Amount cannot reduce the Total Insurance Coverage to less than the Minimum Insurance Coverage. No such change will be effective if the Insured dies before the date of such change. SELIC reserves the right not to effect a requested change in Face Amount if the change would result in the Contract not satisfying the requirements of the Internal Revenue Code of 1986, as amended. The Net Cash Value immediately following the increase in Face
Amount must be sufficient to cover Monthly Charges to be deducted on the next Monthiversary. If Net Cash Value will not be sufficient, an additional Premium will be necessary before the increase in Face Amount will be effected.

If the Face Amount is decreased, and the Contract's Face Amount before the change in Death Benefit Option reflects previous Face Amount increases, then the Face Amount reduction will result first in the reduction of the Face Amount provided by the most recent increase, then the next most recent increase successively, and finally the Initial Face Amount.

A decrease in the Face Amount of the Contract will also result in a recalculation of the Target Premium, and generally will decrease the Target Premium for future Contract Years.

Additional insurance coverage may be available under one or more riders to the Contract, including a Supplemental Term Insurance Rider. (See Appendix B -- "Supplemental Term Insurance Rider"). Under certain circumstances, SELIC may offer Contracts through which insurance coverage is provided primarily through the Supplemental Term Insurance Rider. Because insurance coverage under such riders may be purchased through deductions from Available Divisions and/or the Fixed Fund that are not taken into account in determining Target Premium, there may not be additional Premium Load associated with this coverage. There may be circumstances in which it will be to the Contract Holder's economic advantage to include a significant portion or percentage of coverage under the Supplemental Term Insurance Rider. These circumstances depend on many factors, including the Premium levels and amount and duration of coverage, as well as the age (and, where applicable, sex, smoker status, and/or risk classification) of the Insured. As discussed above, SELIC reserves the right to refund promptly certain Premium amounts paid during the first Contract Year in excess of Planned Renewal Premium amounts. (See "The Contract -- Premiums"). In such cases, SELIC will generally agree to accept such Premium amounts provided that the Contract Holder elects to convert a portion of the Face Amount, as determined by SELIC, to coverage under a Supplemental Term Insurance Rider. Contract Holders should contact their agent for additional information.

A change in Face Amount may have Federal income tax consequences. (See "Federal Income Tax Considerations").

PAYMENT OF DEATH BENEFIT: The amount of any Death Benefit payable is adjusted as follows:


(1) By deducting the amount of any unpaid Monthly Charges against the Insurance Account Value to the date of death (See "Charges and Deductions");

(2) By deducting the amount of any Contract Loans outstanding against the Insurance Account Value on the date of death plus accrued but unpaid interest on such Contract Loans on the date of death (See "The Contract -- Contract Loan Privilege"); and

(3)   By deducting the amount of any unpaid charges provided by rider.

The Death Benefit will usually be paid in a lump sum within seven days of the date due proof of the Insured's death is received by SELIC at its Home Office and any other requirements are satisfied. Payment of any amount of Death Benefit based upon the Separate Account may be delayed, however, during any period that:

(1) The New York Stock Exchange (or its successor) is closed, except for normal weekend or holiday closings, or trading is restricted; or

(2)   The SEC determines that a state of emergency exists.

Settlement of any amounts not based upon the Separate Account will be made not more than six months after due proof of death is received. Interest on Death Benefits will be credited as prescribed by law. Payment of a Death Benefit may be deferred by a separate written agreement between SELIC and the Contract Holder or Beneficiary, subject to SELIC's approval. In such cases, the interest that will be credited will be at least 1.00% per annum.

BENEFICIARY: The Contract Holder may name or change the Beneficiary by sending written notice to SELIC. A Beneficiary may be revocable or irrevocable. An irrevocable Beneficiary may not be changed without his or her consent, and consent is also required prior to the Contract Holder's exercise of certain other rights. There may be different classes of Beneficiaries, such as primary and secondary. These classes set the order of payments. There may be more than one Beneficiary in a class. The Beneficiary designation in effect on the Issue Date is stated in the Contract Application and in any related documents which are attached to and made a part of the Contract.

                        CHARGES AND DEDUCTIONS

Certain charges will be deducted by SELIC from Premiums and from Insurance Account Value as compensation for providing the insurance benefits under the Contract, for administering the Contract, for assuming certain risks, and for incurring certain expenses in distributing the Contract. A prospective purchaser may request personalized hypothetical illustrations of the Contract's Insurance Account Value and Death Benefits. Such hypothetical illustrations will reflect the effect of the charges and deductions under the Contract and may assist a prospective purchaser in understanding the operation of the Contract.

PREMIUM LOAD


Before crediting a Premium to the Available Divisions and/or the Fixed Fund, a Premium Load, consisting of a Distribution Charge, a Federal Tax charge and a Premium Tax Charge, is deducted from that Premium. Premium Load is expressed as a percentage of Premium; the percentage depends upon whether the Premium is Target Premium or Excess Premium, on the Contract Year during which the Premium is paid, and on the Issue Age of the Insured.


DISTRIBUTION CHARGE: The Distribution Charge, which is a sales load, is comprised of a Premium Expense Load and a Commission Charge.

The Premium Expense Load will be deducted from each Premium and will equal a percentage of the Premium. The percentage will be determined based on the sum of the Initial Premiums for all Contracts in a Case, in accordance with the following table:


      SUM OF THE INITIAL PREMIUMS
      OF ALL CONTRACTS IN THE CASE       PREMIUM EXPENSE LOAD
      ----------------------------       --------------------
      Less than $250,000                        2.00%
      $250,000 - $999,999                       1.50%
      $1,000,000 and more                       1.25%



A Commission Charge will be deducted from Premiums paid in each Contract Year up to the Target Premium amount. There is no Commission Charge on any Excess Premium amount paid during a Contract Year. The Commission Charge on Premiums paid in a Contract Year up to the Target Premium amount is based upon the Issue Age of the Insured and the Contract Year as follows:


                   COMMISSION CHARGES DURING CONTRACT YEAR
                   ---------------------------------------
                                    Commission Charge
                 ----------------------------------------------------------
       For          Contract Year     Contract Years      Contract Years
    Issue Ages            1                2-10               11-15
    ----------            -                ----               -----
     20 - 51            28.00%             8.00%              6.00%
     52 - 59            28.00%             6.33%              4.00%
     60 - 67            28.00%             4.66%              4.00%
     68 - 80            19.00%             4.00%              4.00%
     81 - 85            13.00%             4.00%              4.00%


For all Issue Ages the Commission Charge will be 2.00% for Year 16 and thereafter.

For Single Premium Payments, the maximum Commission Charge will be 6.00% of Premium paid. Single Premium Payments are the excess of the Premium received in the first Contract Year over Planned Renewal Premium. Failure to pay
Planned Renewal Premium will not automatically result in lapse of the Contract.

The Distribution Charge is intended to compensate SELIC for its expenses in the distribution of the Contracts, including sales commissions, printing prospectuses, preparing sales literature and paying for other promotional activities. To the extent that those expenses are not recovered from the Distribution Charge, those expenses may be recovered from other sources, including profit, if any, the mortality and expense risk charge and mortality gains. In accordance with applicable SEC regulations, Distribution Charge amounts will not exceed nine percent of the sum of the "guideline annual premiums" that would be paid during the period equal to the lesser of 20 years or the anticipated life expectancy of the Insured based on the 1980 Commissioners Standard Ordinary Mortality Table, as defined in such regulations.

For modifications to this section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider." For modifications to this section with the addition of a Term Rider, see Appendix B -- Supplemental Term Rider Insurance.

PREMIUM TAX CHARGE:  SELIC also deducts from each Premium a Premium Tax
Charge approximately equal to the taxes that are based on such Premium received under the Contract and that are imposed on SELIC by the state in which the Contract Holder resides or by the state in which the Insured resides. In general, for Cases with one Contract Holder and with less than 500 Contracts, this charge will be determined as to any Contract in accordance with the law of the state in which the Contract Holder resides.
For Cases with a greater number of Insureds and one Contract Holder, the amount of the charge as to any Contract will be determined in accordance with the law of the state in which the Insured resides. State premium tax rates currently range from .75% to 5.00%.


FEDERAL TAX CHARGE: SELIC also deducts from each Premium a charge for federal income taxes, equal to 1.00%, which compensates SELIC for an increased federal tax burden resulting from the receipt of Premiums under Section 848 of the Internal Revenue Code. This charge for federal income taxes is reasonable in relation to SELIC's federal tax burden under Section 848 resulting from the receipt of Premiums under the Contracts.


DAILY CHARGES

MORTALITY AND EXPENSE RISK CHARGE: Each Division of the Separate Account is assessed a Mortality and Expense Risk Charge, which will never exceed an annual effective rate of 0.50% of the Contract's Separate Account Value attributable to that Division. Currently, the amount of this charge is an annual effective rate of 0.35% of the Separate Account Value, which is equivalent to 0.000957233% of the Separate Account Value attributable to the Division on a daily basis.

The charge, which is designed to compensate SELIC for the mortality and expense risks it assumes under the Contract, is deducted on a daily basis from the Separate Account's assets.

The mortality risk assumed by SELIC under the Contract is that Insureds may, on average, live for shorter periods of time than estimated and therefore that the Cost of Insurance Charges specified in the Contract will be insufficient to meet actual claims. The expense risk assumed by SELIC under the Contract is the risk that other expenses of issuing and administering the Contract and operating the Separate Account will be greater than the charges imposed under the Contract to cover such expenses. If the money collected from the Mortality and Expense Risk Charge is not needed to cover these risks, it will be SELIC's gain and will be used for any proper purpose. Conversely, if the money collected is insufficient to cover these risks, SELIC will absorb any loss.

MONTHLY CHARGES

As of the Contract Date and on each Monthiversary thereafter, Monthly Charges will be deducted from each Available Division and the Fixed Fund. Monthly Charges consist of the Administration Charge, the Cost of Insurance Charge, charges for additional benefits provided by Contract rider, and charges for
Special Insurance Class Rating, if any.   These charges will be deducted from
each Available Division and the Fixed Fund in proportion to the Insurance Account Value attributable to each Available Division and the Fixed Fund.

ADMINISTRATION CHARGE: On each Monthiversary, a charge is deducted to compensate SELIC for administrative expenses. The current amount of this charge is $4.50 per month per Contract. This charge may change, but is guaranteed not to exceed $8.00 per month per Contract. The Administration Charge is assessed to reimburse SELIC for the expenses associated with the administration and maintenance of the Contract and the Separate Account. SELIC does not expect to profit from this charge.

COST OF INSURANCE CHARGE: A deduction for SELIC's cost of insurance protection is made on each Monthiversary and, unless otherwise specified by the Contract Holder, will be based on unisex and unismoke rates. The cost of insurance rates generally increase as the Insured's Attained Age increases. SELIC also offers rates, upon a Contract Holder's request, that vary based on the sex (except Contracts sold in Montana; See "Unisex Requirements Under Montana Law") and smoker class of the Insured. However, any variation by sex and/or smoker class must be applied on a consistent basis for all Contracts in the applicable Case.

The Cost of Insurance Charge is determined by multiplying the applicable cost of insurance rate by the Net Amount at Risk each Contract Month. Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges deducted from the applicable Insurance Account Value. Since the Net Amount at Risk may not be constant, the charge could vary monthly.

The guaranteed cost of insurance rates will not be greater than the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates, as well as the rates used for Federal income tax purposes, are based on the 1980 Commissioners Standard Ordinary (CSO) Mortality Tables, Age Nearest Birthday that correspond to the applicable sex and smoker blend under the Contract. Current Cost of Insurance Charges may be lower and may be changed. The current Cost of Insurance Charges for the Contract Year are shown in the Contract Holder's annual statement.


SELIC may offer insurance coverage up to $1 million on a guaranteed issue (no medical underwriting required) or simplified issue (limited medical underwriting) basis under Contracts that meet all the following requirements:


1)    The Case to which the Contract belongs has at least 25 Insureds;

2) Each Insured under the Contracts in the applicable Case must at the time of issue be actively at work for a common Employer for a minimum of 1,000 hours annually;

3) 100% of "eligible persons," defined in a manner acceptable to SELIC, must be named as an Insured under the applicable Case;

4) The Face Amount, and any Supplemental Term Insurance Amount, for each Contract in the applicable Case must be determined in all years by a formula acceptable to SELIC;

5) The Face Amount increases, including any increases in Supplemental Term Insurance Amount, in any given year for any Contract in the applicable Case cannot exceed 10% and the cumulative increase in any Face Amount cannot exceed the smaller of the initial Total Insurance Coverage or $1,000,000;

6) The Contract Holder, Insured and Beneficiary of each Contract in the applicable Case must be either an entity domiciled in the United States or a United States citizen; and

7) The Insured under each Contract in the applicable Case must be between the ages of 20 and 65.

For Simplified Issue Contracts, SELIC requires that certain medical information regarding the prospective Insured be provided in the Application.

SELIC will also offer Contracts on a medically underwritten basis. In these situations, the rating of an Insured will affect the cost of insurance rates. SELIC will offer medically underwritten Contracts on a standard and substandard rating basis. Standard rates will, in general, be less than substandard rates.

For Contracts with applications dated prior to April 29, 1996 and issued on a guaranteed issue or simplified issue basis the Cost of Insurance Charges will vary only by the Attained Age of the Insured. For Contracts with applications dated on or after April 29, 1996 and issued on a guaranteed issue basis the Cost of Insurance Charges will vary only by the Attained Age of the Insured but for Contracts issued on a simplified issue basis the Cost of Insurance Charges will vary by the Issue Age and the number of completed Contract Years under the Contract. For all Contracts issued on a medically underwritten basis the Cost of Insurance Charges will vary by the Issue Age and the number of Completed Contract Years under the Contract. In general cost of insurance rates under Contracts that are issued on a guaranteed issue basis will be greater than cost of insurance rates on Contracts issued on a Simplified Issue basis, which will be greater than cost of insurance rates on Contracts that are issued on a standard medically underwritten basis.

SELIC may require medical underwriting for any transaction that increases its Net Amount at Risk. If any medical underwriting has taken place, an Insured's rate class may affect the guaranteed and current cost of insurance rate applicable to that Insured, but not the cost of insurance rate applicable for Federal income tax purposes which for all Contracts will be equal to 100% of the applicable 1980 CSO table.

Each Insured is placed in a rate class when SELIC issues a Contract, based on the Case to which the Contract belongs and underwriting information, including medical underwriting, if any. When an increase in Face Amount is requested, SELIC reserves the right: (i) to accept or reject the request, with or without obtaining additional underwriting information; and (ii) to obtain additional underwriting information, including medical underwriting, before approving the increase to determine whether a different rate class would apply to the increase. If the Insured's rate class at the time of the increase has declined since the last change in coverage, and SELIC approves the change in coverage, then the lower rate class will be applied to the Face Amount increase only. If the Insured's rate class at the time of the increase has improved since the last change in coverage, then the improved rate class will be applied to the Total Insurance Coverage provided under the Policy.

ADDITIONAL INSURANCE BENEFITS AND SPECIAL INSURANCE CLASS RATINGS: Subject to certain requirements, one or more riders may be added to a Contract.
These riders and the charges associated therewith are described in Appendix B to this Prospectus. (See "Additional Provisions of the Contract -- Entire Contract"). Deductions will be made on each Monthiversary for applicable charges for any additional benefits provided by Contract rider.

Deductions will also be made on each Monthiversary for any applicable Special Insurance Class Rating Charges, which are imposed under the Contract if a Contract is issued on a substandard basis. These charges are set forth in the Contract.

UNDERWRITING CHARGES

An Underwriting Charge of up to $100 will be deducted from the Insurance Account Value on the Issue Date if the Contract is issued on a medically underwritten basis. Medically underwritten Contracts, for purposes of deducting this charge, are all Contracts other than those issued on a guaranteed issue or simplified issue basis (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charges"). SELIC also reserves the right to deduct an Underwriting Charge of up to $100 from the Contract's Insurance Account Value on any Monthiversary following a Contract Month in which medical underwriting has taken place due to an increase in SELIC's Net Amount at Risk with respect to the Contract. The Underwriting Charge is assessed to reimburse SELIC for the expenses associated with the underwriting of the Contract. SELIC does not expect to profit from this charge.


SELIC may, in its sole discretion, reduce or waive the Underwriting Charge in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of selected broker-dealers or through banks that have entered into written sales agreements with Walnut Street. Any reduction in or waiver of the Underwriting Charge is reflected in the Contract.

The Underwriting Charge will be deducted from the Available Divisions and the Fixed Fund in proportion to Insurance Account Value attributable to each Division and the Fixed Fund.

For modifications to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.

ANNUAL CHARGES


On each Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund is: (i) reduced by Contract Loan interest due and unpaid for the previous Contract Year; and (ii) increased by the interest credited to the Borrowed Fund during the previous Contract Year.
The net result is that if Contract Loan interest is not paid when due, then on the Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund will be reduced by the difference between the Contract Loan interest due and unpaid for the previous Contract Year and the interest credited to the Borrowed Fund during the previous Contract Year.

OTHER CHARGES

TAXES AND OTHER GOVERNMENTAL CHARGES: SELIC does not currently make any charges against the Divisions of the Separate Account for Federal, state or local taxes attributable to them. However, SELIC may in the future impose such a charge to provide for any tax liability of the Separate Account.

FEES AND EXPENSES OF UNDERLYING PORTFOLIOS: The value of an Accumulation Unit of each Separate Account Division that invests in shares or interests of an Underlying Portfolio will reflect the expenses incurred by that Underlying Portfolio. The Underlying Portfolio's expenses will include its investment management fee and its operating expenses. The management fees and operating expenses of each Underlying Portfolio are set forth in the accompanying prospectus for such underlying Portfolio.

ILLUSTRATIVE REPORT FEE: At the Contract Holder's request, SELIC will provide an illustrative report in addition to the reports it customarily provides. Depending upon the type and complexity of the requested report, SELIC may charge a reasonable fee not to exceed $50.00 per report. (See "Records and Reports"). This fee must be paid by the Contract Holder separately and will not be considered a Premium payment.

                            TERMINATION

The Contract terminates on the earliest to occur of the following:

(1) The end of the Grace Period following any Monthiversary in which the Net Cash Value for the Contract is insufficient to pay the Monthly Charges (See "Termination for Insufficient Net Cash Value," below);

(2)   The surrender of the Contract by the Contract Holder;

(3)   The Maturity Date of the Contract; or

(4)   The fulfillment of all of SELIC's obligations under the Contract.

MATURITY DATE

No insurance coverage will be effective on or after the Maturity Date, which is the Contract Anniversary on which the Insured reaches Attained Age 100. If the Insured is living and the Contract is in force on the Maturity Date, the Net Cash Value will be paid to the Contract Holder, the Contract will terminate, and the liability of SELIC under the Contract will cease.

For modifications to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.

TERMINATION FOR INSUFFICIENT NET CASH VALUE

A Contract will not terminate automatically for failure to pay a subsequent Premium. However, if the Net Cash Value is not sufficient to cover the Monthly Charges due with respect to a Contract on any Monthiversary, then the Grace Period begins. This Grace Period begins on the Monthiversary on which the Monthly Charges are due. The Grace Period ends 61 days from that Monthiversary or, if later, 61 days after the date SELIC mails a written notice to the Contract Holder at the last known address shown on SELIC's records. This notice will state the Premium amount needed to keep the Contract in force. During the Grace Period, the insurance coverage under the Contract will continue in effect.

To continue the Contract's insurance coverage in force, the Contract Holder must make a Premium payment before the Grace Period ends at least equal to three times the Monthly Charges due when the Grace Period began, plus Premium Load.

The Contract will terminate without value (and therefore the insurance coverage will cease) at the end of the Grace Period if such amounts are not paid.

REINSTATEMENT OF A CONTRACT TERMINATED FOR INSUFFICIENT VALUE

A Contract that has terminated for insufficient Net Cash Value may be reinstated within five years from the date of Contract termination. The Contract Holder must request the reinstatement in a form acceptable to SELIC and pay the reinstatement Premium, which must be at least equal to the Monthly Charges due and unpaid at the time of lapse, plus three times the Monthly Charges due at the time of reinstatement, plus any applicable Premium Load. Medical evidence of insurability will be required for reinstatement, and the Insured must be living on the date the reinstatement becomes effective.

For Modification to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.


                            THE FIXED FUND

Amounts invested in the Fixed Fund become part of the general assets of SELIC held in SELIC's General Account. SELIC invests the assets of the General Account in accordance with applicable state insurance laws. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and

Exchange Commission has not reviewed the disclosure in this Prospectus relating to the General Account. The disclosure regarding the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This Prospectus describes a flexible premium variable life insurance contract. This Prospectus together with the accompanying prospectuses for the Underlying Portfolios, is generally intended to serve as a disclosure document only for the aspects of the Contract relating to the Separate Account. For complete details regarding the Fixed Fund, see the Contract itself.

GENERAL DESCRIPTION

The General Account consists of all assets owned by SELIC, other than those in the Separate Account and other separate accounts. Subject to applicable law, SELIC has sole discretion over the investment of the assets of the General Account.

The allocation of amounts to the Fixed Fund does not entitle a Contract Holder to share in the investment experience of the General Account. Instead, SELIC guarantees that the Insurance Account Value in the Fixed Fund will accrue interest at a rate of at least 4.00%, compounded annually, independent of the actual investment experience of the General Account.

The Borrowed Fund is also part of the General Account. (See "The Contract -- Contract Loan Privilege").

ALLOCATION OF AMOUNTS TO THE FIXED FUND

At Contract issue, SELIC will determine the maximum percentage of the non-borrowed Insurance Account Value that may be allocated, either initially or by transfer, to the Fixed Fund. This maximum percentage is set forth in the Contract (the "maximum allocation percentage"). The ability to allocate Net Premiums or to transfer Insurance Account Value to the Fixed Fund may not be made available or may be limited in accordance with the terms of the Contract. SELIC may, from time to time, adjust the maximum allocation percentage. Such adjustments may not be uniform to all Contracts. Subject to this maximum, a Contract Holder may elect to allocate Net Premiums to the Fixed Fund, the Separate Account, or both. Subject to this maximum, the Contract Holder may also transfer the Insurance Account Value from the Available Divisions of the Separate Account to the Fixed Fund.

FIXED FUND BENEFITS

If the Contract Holder allocates all Net Premiums only to the Fixed Fund and makes no transfers, partial withdrawals, or Contract Loans, the entire investment risk under the Contract will be borne by SELIC.

FIXED FUND INSURANCE ACCOUNT VALUE

Net Premiums allocated to the Fixed Fund are credited to the Insurance Account Value. SELIC bears the full investment risk for these amounts and guarantees that interest credited to each Contract Holder's Insurance Account Value in the Fixed Fund will not be less than a rate of at least 4.00% per year, compounded annually. SELIC may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4.00% per year, and might not do so. ANY INTEREST CREDITED
ON THE CONTRACT'S INSURANCE ACCOUNT VALUE IN THE FIXED FUND IN EXCESS OF
THE GUARANTEED MINIMUM RATE OF 4.00% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF SELIC. THE CONTRACT HOLDER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4.00% PER YEAR. If excess interest is credited, a different rate of interest may be applied to the value in the Borrowed Fund. The value in the Fixed Fund will be calculated on each Monthiversary of the Contract.

SELIC guarantees that, on each Valuation Date, the Insurance Account Value in the Fixed Fund will be the amount of the Net Premiums allocated or Insurance Account Value transferred to the Fixed Fund, plus interest at the rate of 4.00% per year, plus any excess interest which SELIC credits and any amounts transferred into the Fixed Fund, less the sum of all Contract charges allocable to the Fixed Fund and any amounts deducted from the Fixed Fund in connection with partial withdrawals, surrender charges or transfers to the Separate Account.

On any given day the Insurance Account Value in the Fixed Fund will be equal to the Insurance Account Value in the Fixed Fund on the prior Valuation Day plus:

(1)   Any new Net Premium allocated to the Fixed Fund;

(2) Any amount transferred to the Fixed Fund from an Available Division or the Borrowed Fund; and

(3)   Any interest credited to the Fixed Fund;

and less:

(1) Any amount transferred from the Fixed Fund to an Available Division or the Borrowed Fund;

(2) The Cost of Insurance Charges allocated to the Fixed Fund (deducted only on a Monthiversary);

(3) The Administration Charges allocated to the Fixed Fund (deducted only on a Monthiversary);

(4) Any partial withdrawals taken from such Contract and allocated to the Fixed Fund;

(5) Any charges allocated to the Fixed Fund that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(6)   Any Underwriting Charges allocated to the Fixed Fund;

(7) Any charges for Special Insurance Class Rating allocated to the Fixed Fund (deducted only on a Monthiversary); and

(8) Any other charges allocated to the Fixed Fund as stated in the Contract.

For more information regarding the charges and expenses deducted under the Contract, see "Charges and Deduction." For more information regarding the impact that Contract Loans can have on Insurance Account Value and Net Cash Value, see "The Contract -- Contract Loan Privilege."

FIXED FUND TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND CONTRACT LOANS

Prior to the Maturity Date, amounts may be transferred from the Fixed Fund to the Available Divisions or partially withdrawn from the Fixed Fund.
Transfers from the Fixed Fund are subject to the following restrictions:

      (a) The transfer must be made in the 30-day period following a Contract Anniversary; and

      (b) The amount transferred in any Contract Year may be no larger than 25% of the Insurance Account Value in the Fixed Fund on the date of the transfer or withdrawal.

Contract Loans and partial withdrawals may also be made from the Contract's Insurance Account Value in the Fixed Fund, subject to the conditions and restrictions on Contract Loans and partial withdrawals described above. (See "The Contract -- Contract Loan Privilege" and "The Contract -- Surrender and Partial Withdrawals").

Transfers, surrenders, and partial withdrawals payable from the Fixed Fund and the payment of Contract Loans allocated to the Fixed Fund may be delayed for up to six months. However, if payment is deferred for 30 days or more, SELIC will pay interest at the rate of 2.50% per year for the period of the deferment. Amounts from the Fixed Fund used to pay Premiums on Contracts with SELIC will not be delayed.

                   FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the Federal income tax considerations associated with the Contracts and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon SELIC's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.

1.   TAX STATUS OF THE CONTRACT:  Section 7702 of the Internal Revenue
     Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain features of the Contract is not directly addressed by Section 7702 or proposed regulations issued under that section. The presence of these Contract features, the absence of final regulations, and lack of other pertinent interpretations of Section 7702, thus creates some uncertainty about the application of Section 7702 to the Contract.

     Nevertheless, SELIC believes that the Contract generally qualifies as a life insurance contract for federal tax purposes. Because of the absence of final regulations or any other pertinent interpretations, it, however, is unclear whether a Contract with a joint and last survivor or a term rider added will, in all cases, meet the statutory life insurance contract definition. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that a Contract does not satisfy
     Section 7702, SELIC will take whatever steps it deems are appropriate and reasonable to cause a Contract to comply with Section 7702. For these reasons, SELIC reserves the right to modify the Contract as necessary to attempt to qualify a Contract as a life insurance contract under Section 7702.

     Section 817(h) of the Code requires the investments of the Separate Accounts to be "adequately diversified" in accordance with Treasury Regulations for the Contract to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in not treating the Contract as life insurance. If the Contract does not qualify as life insurance you may be subject to immediate taxation on the incremental increases in Insurance Account Value of the Contract. Regulations specifying the diversification requirements have been issued by the Department of Treasury, and SELIC believes it complies fully with such requirements. In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the contract owner rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Contract Holder is considered the owner of the assets of the Separate Account, income and gains from the Account would be included in the Holder's gross income.

     Though no Regulations on the subject of an owner's control of the investments of a separate account have been issued since the Regulations specifying the diversification requirements were issued, informal guidance is available from certain private letter rulings issued by the Internal Revenue Service to individual taxpayers. The ownership rights under the Contract are different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined the owners were not owners of separate account assets. For example, a Contract Holder has additional flexibility in allocating premium payments and cash values. These differences could result in the Contract Holder being treated as the owner of a pro rata share of the assets of the Separate Accounts. In addition, SELIC does not know what standards will be set forth in any regulations or additional rulings which the Treasury might issue. SELIC therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Holder from being considered the owner of a pro rata portion of the assets of the Separate Accounts or to otherwise qualify the Contract for favorable tax treatment.

     The following discussion assumes that each Contract will qualify as a life insurance contract for Federal income tax purposes.

2. TAX TREATMENT OF CONTRACT BENEFITS: SELIC believes the death benefit under the Contract should generally be excludable from the gross income of the Beneficiaries under Section 101(a)(1) of the Code.


     Many changes or transactions involving a Contract may have tax consequences, depending on the circumstances. Such changes include but are not limited to the exchange of the Contract, a change in a Contract's Face Amount, a change of ownership, the payment of a subsequent premium, a partial withdrawal from a Contract, a complete surrender of a Contract, an assignment, a Contract Loan, or a Contract lapse with an outstanding Contract Loan. In addition, Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstance of each Contract Holder or Beneficiary. A competent tax adviser should be consulted for further information.

     Generally, the Contract Holder will not be deemed to be in constructive receipt of the Insurance Account Value including increments thereof, under the Contract until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, the Contract(s) should generally be determined on a Contract by Contract basis. (See "Multiple Contracts," below).


     Such tax consequences further depend on whether the Contract from which the distribution is made or Contract Loan is taken is classified as a "modified endowment contract" under Section 7702A. However, upon a complete surrender or lapse of any Contract, if the amount received plus the amount of Indebtedness exceeds the total investment in the Contract, the excess will generally be treated as ordinary income subject to tax.

3. MODIFIED ENDOWMENT CONTRACTS: A Contract may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided in respect of such Contract. The premium limitation rules for determining whether a Contract is a modified endowment contract are complex. In general, a Contract will be a modified endowment contract if the accumulated premiums paid at any time during the first seven years after the Contract is established exceeds the sum of the net level premiums which would have been paid on or before such time if the future benefits provided in respect of the Contract were deemed to be paid-up after the payment of seven level annual premiums.

     In addition, if the benefits or rights associated with a Contract are "materially changed," it may cause such Contract to be treated as a modified endowment contract. The material change rules for determining whether a Contract is a modified endowment contract are also complex.
     In general, however, the determination of whether a Contract will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit associated with the Contract at the time of such change, the Insurance Account Value at the time of the change and the additional premiums paid in respect of the Contract during the seven years starting with the date on which the material change occurs. Moreover, a life insurance contract received in exchange for a life insurance contract classified as a modified endowment contract will also be treated as a modified endowment contract.

     (a)   Distributions from Contracts Classified as Modified Endowment
           Contracts: Contracts classified as modified endowment contracts will be subject to the following tax rules: First, all distributions, including distributions upon lapse or surrender, from such a Contract are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Insurance Account Value of the Contract immediately before the distribution over the investment in the Contract (described below) at such time. Second, loans taken from or secured by, the Insurance Account Value of such a Contract, as well as due but unpaid interest thereon, are treated as distributions from such Contract and taxed accordingly. Third, a

           10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Contract that is included in income except where the distribution or loan is made on or after the taxpayer attains age 59 1/2, is attributable to the taxpayer's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's Beneficiary. Contract Holders that are not natural persons are unlikely to meet these exceptions.

           If a Contract becomes a modified endowment Contract after it is issued, distributions made during the Contract year in which it becomes a modified endowment Contract, distributions in any subsequent Contract year and distributions within two years before the Contract becomes a modified endowment Contract will be subject to the tax treatment described above. This means that a distribution from a Contract that is not a modified endowment Contract could later become taxable as a distribution from a modified endowment Contract.

     (b)   Distributions From Contracts Not Classified as Modified Endowment
           Contracts: Distributions from a Contract that is not a modified endowment contract are generally treated as first recovering the investment in the Contract (described below) and then, only after the return of all such investment in the Contract, as distributing taxable income. An exception to this general rule may occur in the case of a decrease in the death benefit provided in respect of a Contract (possibly resulting from a partial withdrawal) or any other change that reduces benefits associated with the Contract in the first 15 years after the Contract is established and that results in a cash distribution to the Contract Holder in order for the Contract to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Contract) under rules prescribed in Section 7702.

           Loans from, or secured by, a Contract that is not a modified endowment contract are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the Contract Holder. However, if the Service or a court were to deem the loan not 'bona fide', it is possible that the loans from the Contract may be treated as taxable distributions.


           Neither distributions (including distributions upon surrender or lapse) nor loans from, or secured by, a Contract that is not a modified endowment contract are subject to the 10% additional income tax. If a Contract which is not a modified endowment contract subsequently becomes a modified endowment contract, then any distribution made from the Contract within two years prior to the date of such change in status may become taxable and subject to the 10% additional income tax.

     (c) Classification of Contract: Due to the Contract's flexibility, classification of a Contract as a modified endowment contract will depend upon the circumstances of each Contract. SELIC has adopted administrative steps designed to protect a Contract Holder against the possibility that a Contract might become a modified endowment contract. SELIC believes the safeguards are adequate for most situations, but it cannot provide complete assurance that a Contract will not be classified as a modified endowment contract. At the time a Net Premium is credited which (according to SELIC's calculations) would cause a Contract to become a modified endowment contract, SELIC will notify the Contract Holder that unless a refund of the excess Premium is requested by the Contract Holder, the Contract will be a modified endowment contract. The Contract Holder will have 30 days after receiving such notification to request the refund. If the Contract Holder requests a refund, SELIC will refund the excess Premium paid, plus the greater of (a) the investment gain on the excess premium, or (b) interest on the excess Premium calculated at an annual rate of 4.00%. The amount to be refunded will be deducted from the Insurance Account Value in the Available Divisions and in the Fixed Fund in the same proportion as the payment was allocated.


     A Contract Holder should contact a competent tax adviser before purchasing a Contract to determine the circumstances under which a Contract would be a modified endowment contract. In addition, a Contract Holder should contact a competent tax adviser before paying any additional premiums; making any other change to, including an exchange of, a Contract; or making a change to the benefits provided under a Contract to determine whether such premium or change would cause the Contract (or the new contract in the case of an exchange) to be treated as a modified endowment contract.

4. LOAN INTEREST: Generally, interest paid on any loan under a life insurance contract which is owned by an individual is not deductible. In addition, interest on any loan under a life insurance contract owned by a business taxpayer on the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer is deductible only under certain very limited circumstances. A CONTRACT HOLDER SHOULD CONSULT A COMPETENT TAX ADVISER BEFORE DEDUCTING ANY LOAN INTEREST.

5. INVESTMENT IN A CONTRACT: Investment in a Contract means (i) the aggregate amount of any premiums or other consideration paid in respect of a Contract, minus (ii) the aggregate amount received under the Contract which is excluded from gross income of the Contract Holder (except that the amount of any loan from, or secured by, a Contract that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from or secured by a Contract that is a modified endowment contract to the extent that such amount is included in the gross income of the Contract Holder.

6. MULTIPLE CONTRACTS: All modified endowment contracts that are issued by SELIC (or its affiliates) to the same Contract Holder during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In view of this rule, in the event that a number of Contracts are established at the same time or during the same calendar year, it is important to determine how many, if any, of the Contracts will be treated as modified endowment contracts. A competent tax adviser should be consulted for further information.

7. INTEREST EXPENSE ON UNRELATED INDEBTEDNESS: Under provisions added to the Code in 1997 applicable to insurance policies issued after June 8, 1997, if a business taxpayer owns or is the beneficiary of a Contract on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business carried on by that taxpayer and the taxpayer also has indebtedness unrelated to the Contract, no tax deduction will be allowed for that portion of the taxpayer's unrelated interest expense that is "allocable" to the Net Cash Value (unborrowed Insurance Account Value) of the Contract. The allocable portion of unrelated interest expense is based on the ratio of the unborrowed cash surrender values of all life insurance and annuity contracts issued to the taxpayer after June 8, 1997 to the adjusted basis of all other assets of the taxpayer. A Contract issued before June 9, 1997 will become subject to this pro rata disallowance rule if there is a material increase in the death benefit or other material change in the terms of the Contract. No business taxpayer should purchase, exchange, or increase the death benefit under a Contract on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business without specifically considering the overall tax effect that an interest in such a Contract would, or could, have.

8. ALTERNATIVE MINIMUM TAX: There may also be an indirect tax upon the inside build-up of the Contract under the corporate alternative minimum tax.

9. OTHER TAX CONSEQUENCES. The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement.

10. POSSIBLE CHANGES IN TAXATION: As of the date of this Prospectus, the President's budget for fiscal year 1999 includes proposals that would (i) restrict even further the deductibility of policy loan interest, so that no policy loan interest would be deductible except for interest on loans under policies insuring 20 percent owners, (ii) expand the unrelated interest expense pro rata disallowance rule enacted in 1997 so that the rule would apply to all policies owned by business entities, except for policies on 20 percent owners, (iii) tax the inside buildup of variable life insurance policies whenever policy values were reallocated among investment options available under a policy, (iv) end the tax free treatment under Code section 1035 of exchanges of variable life insurance policies, and (v) decrease the policyholder's tax basis in an insurance contract by the amount of mortality and expense charges paid to the insurer over the life of the contract. Moreover, it is possible that any changes in the tax treatment of life insurance policies could be effective prior to the date of any new legislation.

11. POSSIBLE CHARGE FOR TAXES: SELIC is presently taxed as a life insurance company and does not incur federal income tax liability, or state or local tax liability, attributable to investment income or capital gains of the Separate Account. Based on these assumptions, no charge is currently being made to the Separate Account for federal income taxes, or state or local taxes. However, SELIC may in the future impose such a charge if (i) the tax treatment of SELIC is ultimately determined to be other than what SELIC believes it to be, (ii) there are changes made in the income tax treatment, or state or local tax treatment, of variable life insurance at the company level, or of the separate accounts, or (iii) there is a change in SELIC's status. Any such charge would be designed to cover the taxes attributable to the investment results of the Separate Accounts.


                   ADDITIONAL PROVISIONS OF THE CONTRACT

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

SELIC reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. SELIC reserves the right to eliminate the shares of any of the Underlying Portfolios and to substitute the shares of another registered open-end investment company if the shares of an Underlying Portfolio are no longer available for investment or if, in SELIC's judgment, further investment in any Underlying Portfolio becomes inappropriate in view of the purposes of the Separate Account. SELIC will not substitute any shares attributable to a Contract Holder's interest in a Division of a Separate Account without notice to the Contract Holder and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from permitting a conversion between series or classes of contracts on the basis of requests made by Contract Holders.

The participation agreements pursuant to which Underlying Portfolios sell shares to the Separate Account can be terminated by the Underlying Portfolio or by SELIC under a variety of circumstances, with or without cause.

SELIC also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of SELIC, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Holders on a basis to be determined by SELIC. SELIC may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions, if, in its sole discretion, marketing, tax, or investment conditions warrant; such changes will not occur without notice to the Contract Holder and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

In the event of a substitution or change, SELIC may, if it considers it necessary, make changes in the Contract by appropriate endorsement. SELIC will notify Contract Holders of any such changes.

If deemed by SELIC to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Holder votes are obtained, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) de-registered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of SELIC. To the extent permitted by applicable law, SELIC may also transfer the assets of the Separate Account associated with the Contract to another separate account.

Also, subject to the approval of the New York Superintendent of Insurance, SELIC has the right to change the investment policy of any Separate Account Division. If required, the process for obtaining approval of a material change from the New York Superintendent of Insurance will be filed with the insurance supervisory official of the Governing Jurisdiction. SELIC will notify the Contract Holder if any material change of investment policy is approved.

INCONTESTABILITY

SELIC must bring any legal action to contest the validity of any insurance coverage under the Contract within two years from the applicable Issue Date of the Contract, or from the effective date of any change in coverage requiring medical evidence of insurability, as applicable.

CONVERSION RIGHTS


Once the Contract is issued and as long as the Contract is in force, a Contract Holder may during the first 24 months transfer all of the Insurance Account Value into the Fixed Fund and receive fixed and guaranteed benefits under the Contract. Once this right is exercised, no transfers out of the Fixed Fund will be allowed and all Net Premiums paid after the election will be allocated to the Fixed Fund. This request must be in writing and must specifically indicate that the transfer is being made pursuant to the Conversion Right. This transfer will not be subject to any transfer limitations or charges. At the time of such transfer, there will not be any effect on the Contract's Death Benefit, Contract Loans, Face Amount, Net Amount at Risk, Issue Age or insurance class. All benefits after a conversion will be based upon the Fixed Fund.


MISSTATEMENT OF AGE OR SEX

If the age or sex of the Insured has been misstated in the Application and the misstatement is discovered after the Insured's death, the amount of Death Benefit payable by SELIC will be that which the most recent mortality charges would have purchased for the correct age and sex. If the Insured is still living at the time of discovery, future amounts payable will be adjusted based upon the correct facts.

SUICIDE

Subject to the insurance laws of the Governing Jurisdiction, if the Insured commits suicide, while sane or insane, within two years from the date coverage becomes effective with respect to such person under the Contract, only a limited Death Benefit will be payable. In such case, the amount of the Death Benefit will be equal to the amount of the Net Premiums paid, less any partial withdrawals, and less any Contract Loans and any Contract Loan interest accrued but unpaid.

If, after the expiration of the two year period described above, the Insured commits suicide within two years from the date of receipt of any subsequent Premium that increases the amount of the Death Benefit, the amount of the Death benefit attributable to such increase will be limited to a refund of the Cost of Insurance Charges made for such increase.

AVAILABILITY OF FUNDS

Cash payments from the Contract for partial withdrawals, Contract Loans, and surrenders will usually be made within seven days after a written request is received at the Home Office of SELIC. Transfers between or among Separate Account Divisions will usually be effected on the date the transfer request is received in good order. Payment or transfers may be delayed, however, during any period that:

(1)      The New York Stock Exchange (or its successor) is closed for trading;
         or

(2)      The SEC determines that a state of emergency exists.

Payment of the portion of any amount payable from the Fixed Fund for Contract Loans, partial withdrawals or surrender, and transfers to the Separate Account Divisions may be delayed for not more than six months. If payment is deferred for 30 days or more, SELIC will pay interest on such amounts at the rate of 2.50% per year for the period of deferment.

ENTIRE CONTRACT

The Contract is issued in consideration of the Application and the Initial Premium. The Contract and Application, a copy of which is attached to the Contract, together with any Contract Schedules, any riders, and any other related documents constitute the entire Contract. Any waiver or change of any provision in the Contract must be in writing and signed by an officer of SELIC. Additional insurance benefits may be made available under the Contract by rider. Any such riders selected by the Contract Holder and agreed to by SELIC will be attached to and made a part of the Contract.

The failure of SELIC to enforce any provision of the Contract does not constitute and cannot be construed as a waiver of such provision or of the right to enforce it at a later time, nor does the waiver of any provision by SELIC on one or more occasions constitute nor can it be construed as a waiver for all occasions, and SELIC cannot be stopped from enforcing any provision of the Contract except as may be otherwise agreed to in writing by an officer of SELIC.

REPRESENTATIONS IN APPLICATION

SELIC deems all statements in the Application to be representations and not warranties. SELIC will not use any statement, in the absence of fraud, to void the Contract or to defend a claim for the insurance benefits under the Contract unless it is contained in the Application and a copy of the Application is attached to the Contract on the Issue Date, or unless it is contained in a related document and signed either by the Contract Holder or by the proposed Insured, and a copy of such completed document is provided to the Contract Holder on the Issue Date or on the effective date of any change requiring evidence of insurability.

CONTRACT APPLICATION AND CONTRACT SCHEDULES

If any information contained in the Contract, Application, Contract Schedules, or any other related documents for the Contract is inaccurate or untrue on the date the Contract is issued, the Contract Holder is required under the Contract to promptly notify SELIC and provide corrected information.

RIGHT TO AMEND CONTRACT

If any provision in the Contract is in conflict with the laws of the Governing Jurisdiction, the provision will be deemed to be amended to conform with such laws. SELIC may amend the Contract from time to time as may be required to meet the definition of "life insurance" under the Internal Revenue Code of 1986, as amended, or its regulations or published rulings.

COMPUTATION OF CONTRACT VALUES

A detailed statement of the method used to compute the Contract's benefits and values is filed with the insurance regulatory authority of the Governing Jurisdiction. These benefits and values are not less than those required by the laws of the Governing Jurisdiction.

CLAIMS OF CREDITORS

The proceeds of the Contract will be free from creditors' claims to the extent allowed by law.

NOTICE

Any written notice required by the Contract to be given by SELIC to the Contract Holder will be effective five days after it is mailed by first class mail or 15 days after it is mailed by third class mail (or when received, if sent by any other means) to the Contract Holder at the Contract Holder's current address as noted on the records of SELIC.


Any written notice required by the Contract to be given by the Contract Holder to SELIC will be effective when received in a form acceptable to SELIC at its Home Office. To be acceptable, a notice must be in written form, in the English language (except where applicable law requires otherwise), must include all pertinent information, and must be signed by the Contract Holder or an individual authorized to act for the Contract Holder and so designated on the records of SELIC.


ASSIGNMENTS

Neither the Contract nor any of the rights of the Contract Holder or Beneficiary under it may be assigned or transferred without the written permission of SELIC.

CONSTRUCTION

In the event of a conflict between the Contract provisions and the information contained in any Contract Schedule, the provisions of the Contract will be controlling.

SEVERABILITY

In the event any provision of the Contract is declared illegal or otherwise unenforceable, it will be severed from the Contract and the remainder of the Contract will be valid and enforceable.

STATE VARIATIONS

Certain Contract features, including the "Free Look" provision, are subject to state variations. The Contract Holder should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

                 UNISEX REQUIREMENTS UNDER MONTANA LAW

The state of Montana generally prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits for policies issued on the lives of its residents. Therefore, all Contracts offered by this Prospectus and issued for delivery in Montana will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.


                          RECORDS AND REPORTS

All records and accounts relating to the Separate Account Divisions will be maintained by SELIC. Each year within 30 days after the Contract Anniversary, SELIC will mail a report to the Contract Holder. The report will show the Insurance Account Value at the beginning of the previous Contract Year and all Premiums paid since that time. It will also show the additions to, and deductions from, the Insurance Account Value during the Contract Year, and the Insurance Account Value, Death Benefit, Net Cash Value, any outstanding Contract Loan amount and accrued Contract Loan interest as of the current Contract Anniversary. The report will also include any additional information required by applicable law or regulation. SELIC also will mail the Contract Holder any other reports or documents required by applicable law or regulation.

In addition to the periodic reports, the Contract Holder may request an illustrative report showing projected Contract values. There may be a charge for providing an illustrative report. (See "Charges and Deductions -- Other Charges").

                         SALE OF THE CONTRACT


The Contract will be sold by individuals who, in addition to being licensed as life insurance agents for SELIC, are also registered representatives of Walnut Street Securities, Inc. ("Walnut Street"), the distributors of the Contract, or of broker-dealers or through banks who have entered into written sales agreements with Walnut Street. Walnut Street was incorporated under the laws of Missouri in 1984 and is a subsidiary of GenAmerica Corporation. Walnut Street is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No director or officer of Walnut Street owns any interest in the Separate Account, however, the policies issued through the Separate Account may be used to fund nonqualified deferred obligations of the depositor or its affiliates subject to any regulatory requirements. However, the policies issued through the Separate Account may be used to fund nonqualified deferred obligations of the depositor or its affiliates subject to any regulatory requirements.

SELIC will pay the writing agent compensation equal to the Commission Charge in connection with the Contract Holder's purchase of the Contract, plus a maximum of 14.00% of any Excess Premiums paid in any Contract Year on Contracts issued without any riders attached.


                            VOTING RIGHTS

To the extent required by law, SELIC will vote shares of the Underlying Portfolios held in the Separate Account at regular or special shareholder meetings of the Underlying Portfolios in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Underlying Portfolios in its own right, it may elect to do so.


The number of votes that a Contract Holder has the right to instruct will be calculated separately for each Division. Voting rights reflect the dollar value of the total number of units of each Division of the Separate Account credited to the Contract Holder at the record date rather than the number of units alone. Fractional shares will be counted. The number of votes of an Underlying Portfolio that the Contract Holder has the right to instruct will be determined as of the date established by that Underlying Portfolio for determining eligibility to vote at the meetings of the Underlying Portfolio. The formula used to determine the number of votes of an Underlying Portfolio that the Contract Holder has the right to instruct will be:

       Total Value of Policy's Cash Value in the Underlying Portfolio
                                divided by
                 Total Value of the Underlying Portfolio
                              Multiplied by
                          Total number of Votes
Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Underlying Portfolio.


SELIC will vote shares as to which no timely instructions are received in proportion to the voting instructions which are received with respect to the contracts participating in that Underlying Portfolio. SELIC will also vote shares it owns that are not attributable to contracts in the same proportion.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Underlying Portfolio.

DISREGARD OF VOTING INSTRUCTIONS: SELIC may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification, or investment objective of an Underlying Portfolio, or one or more of its Series, or to approve or disapprove an investment advisory contract for an Underlying Portfolio. In addition, SELIC itself may disregard voting instructions in favor of changes proposed by a Contract
Holder in the investment advisory agreement or the investment adviser of an Underlying Portfolio if SELIC reasonably disapproves of such changes. A proposed change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or SELIC determines that the change would have an adverse effect on its General Account in that the proposed investment advisory contract for an Underlying Portfolio may result in overly speculative or unsound investments. In the event SELIC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Contract Holders.


                   STATE REGULATION OF THE COMPANY

SELIC, a stock life insurance company organized under the laws of New York, is subject to regulation by the New York Department of Insurance. An annual statement is filed with the Superintendent of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of SELIC as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least once every three years.

In addition, SELIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance departments of other states apply the laws of the state of domicile in determining permissible investments.

                             MANAGEMENT OF THE COMPANY

                     BOARD OF DIRECTORS AND PRINCIPAL OFFICERS

NAME                                      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Willard N. Archie                         SELIC Director; Chief Executive Officer,
Chief Executive Officer                   Mitchell, Titus & Company (CPA management
Mitchell, Titus & Company, LLP            consulting firm). Prior to January 1998, Vice
One Battery Park Plaza                    Chairman, Mitchell, Titus & Company. Prior to
New York, NY  10004-1461                  January, 1996, Managing Partner, Mitchell, Titus
                                          & Company.

Carson E. Beadle,                         SELIC Director; Consultant, Carson E. Beadle,
Consultant                                Inc. (consulting). Prior to April, 1998, Managing
Carson E. Beadle, Inc.                    Director, William M. Mercer Inc. (actuarial,
750 Park Avenue, Apt. 14E                 employee benefits, compensation and human
New York, NY 10021                        resources management consulting firm).

James R. Elsesser                         SELIC Director; Vice President and Chief
Vice President & CFO                      Financial Officer, Ralston Purina Company (pet
Ralston Purina Company                    food, batteries, and bread business).
Checkerboard Square
St. Louis, MO  63164

Stanley Goldstein                         SELIC Director; Partner, Goldstein, Golub,
Goldstein, Golub, Kessler & Co.           Kessler & Company (accounting services).
1185 Sixth Avenue
New York, NY  10036

David D. Holbrook                         SELIC Director; J&H, Marsh & McLennan. Prior
J&H, Marsh & McLennan, Inc.               to May 1997, Chairman, Marsh & McLennan,
1166 Avenue of the Americas               Inc. (insurance and reinsurance brokers,
New York, NY 10036                        consulting and investment management).

Richard A. Liddy                          SELIC Director; Chairman of the Board;
Chairman, President and CEO               President and Chief Executive Officer, General
General American Life Insurance Co.       American Life Insurance Co. (life insurance).
700 Market Street
St. Louis, MO  63101


                                    -61-

Leonard M. Rubenstein,                    SELIC Director; Chairman, Chief Executive
Chairman, CEO and CIO                     Officer and Chief Investment Officer - Conning
Conning Asset Management Company          Asset Management Company (investments). Prior
700 Market Street                         to January 1998, Executive Vice President -
St. Louis, MO 63101                       Investments, General American Life Insurance
                                          Co. (life insurance).

William C. Thater                         SELIC Director and President; Prior to June
President                                 1993, Vice President - Individual Life, General
Security Equity Life Insurance Co.        American Life Insurance Co. (life insurance).
84 Business Park Drive, Suite #303
Armonk, NY  10504

H. Edwin Trusheim                         SELIC Director; Retired Chairman, General
General American Life Insurance Co.       American Life Insurance Co. (life insurance).
700 Market Street
St. Louis, MO  63101

Virginia V. Weldon, M.D.                  SELIC Director; Prior to March 1998, Senior
242 Carlyle Lake                          Vice President, Monsanto Company (chemicals
St. Louis, MO 63141                       diversified industry, pharmaceuticals, life science
                                          products, and food ingredients business).

Ted C. Wetterau                           SELIC Director; Chairman and Chief Executive
Chairman and CEO                          Officer, Wetterau & Associates, Inc. (retail and
Wetterau Associates                       wholesale grocery, manufacturing business).
8112 Maryland Avenue, Suite 250
St. Louis, MO 63105

Ben H. Wolzenski,                         SELIC Director; Executive Vice President,
Executive Vice President - Individual     General American Life Insurance Co. (life
General American Life Insurance Co.       insurance).
13045 Tesson Ferry Road
St. Louis, MO  63128

A. Greig Woodring                         SELIC Director; CEO & President, Reinsurance
CEO & President                           Group of American, Inc. (reinsurance).  Prior
Reinsurance Group of America, Inc.        Executive Vice President - Reinsurance, General
660 Mason Ridge Center Dr., Suite 300     American Life Ins. Co.
St. Louis, MO  63141


                           LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws has been provided by Christopher A. Martin, General Counsel, SELIC.


                         LEGAL PROCEEDINGS

Neither SELIC nor the Separate Account is involved in any material legal proceedings.


                              EXPERTS

The audited financial statements of Security Equity Life Insurance
Company and the Separate Account have been included in the Prospectus in reliance on the reports of KPMG LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 1998, financial statements of Security Equity Life Insurance Company refers to a change in accounting for the capitalization of acquisition costs.

Actuarial matters included in this prospectus have been examined by Ralph A. Gorter of Security Equity Life Insurance Company, whose opinion is filed as an exhibit to the registration statement for the Contracts.


                       ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, SELIC and the Contracts. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


Like all financial services providers, Security Equity utilizes systems that may be affected by the Year 2000 transition issues, and it relies on services providers, including the underlying funds, that may also be affected. The company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its services providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, we do not anticipate that policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Security Equity currently anticipates that its systems will be Year 2000 compliant, but there can be no assurance that the company will be successful, or that interaction with other service providers will not impair the company's services at that time.

                    FINANCIAL STATEMENTS

The financial statements of SELIC which are included in this Prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of SELIC to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 APPENDIX A -- UNDERLYING PORTFOLIOS


The Available Division invests in shares or units of an Underlying Portfolio from the following open-end, management investment companies:


EVERGREEN VARIABLE TRUST
      Evergreen VA Fund
      Evergreen VA Foundation Fund
      Evergreen VA Growth and Income Fund

FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY
      Aggressive Equity Fund
      Core Bond Fund
      Multi-Style Equity Fund
      Non-U.S. Fund

GENERAL AMERICAN CAPITAL COMPANY
      Money Market Fund

VARIABLE INSURANCE PRODUCTS FUND
      Equity-Income Portfolio
      Growth Portfolio
      High Income Portfolio
      Overseas Portfolio

VARIABLE INSURANCE PRODUCTS FUND II
      Asset Manager Portfolio
      Index 500 Portfolio
      Investment Grade Bond Portfolio

      Contrafund Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
      Balanced Portfolio

JANUS ASPEN SERIES
      Balanced Portfolio
      Growth Portfolio
      Worldwide Growth Portfolio


Each Underlying Portfolio operates as a separate investment vehicle, and the income or losses of one Underlying Portfolio has no effect on the investment performance of any other Underlying Portfolio.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH UNDERLYING PORTFOLIO LISTED.

The prospectus for each Underlying Portfolio includes information regarding the investment advisory fee and operating expenses of the Underlying Portfolio, which are reflected in the value of the Accumulation Units of the Division of the Separate Account that invests in such Underlying Portfolio. The prospectus for each Underlying Portfolio also includes investment strategies, objectives and investment advisor.

                   APPENDIX B -- CONTRACT RIDERS


                  JOINT AND LAST SURVIVOR RIDER
                  -----------------------------

The Joint and Last Survivor modifies the Contract to provide insurance coverage on the lives of two Insureds. The rider will be subject to all terms in the Contract, and the addition of the rider will not change any mechanics of the Contract, except as modified in the Contract and highlighted below. Some of the discussions in the Prospectus applicable to the Contract apply differently to a Contract to which a Joint and Last Survivor Rider has been added. Set out below are the modifications to designated sections of the Prospectus in the event that a Joint and Last Survivor Rider is added to the Contract. Except as noted below, the discussions in the Prospectus referencing a single Insured can be read as though the single Insured was two Insureds under a Contract with a Joint and Last Survivor Rider.

DEFINITIONS
-----------

The following definitions apply to a Contract with a Joint and Last Survivor
Rider:

FIRST INSURED:  The first person of the two Insureds to die.

INSURED: A person whose life is insured under the terms of the Contract. There are two Insureds under the Contract. Both Insureds are shown in the Contract.

JOINT AND LAST SURVIVOR RIDER: A rider added attached to the Contract described in this Prospectus, which will amend the Contract to pay a Death Benefit after the death of Last Insured.

LAST INSURED:  The last person of the two Insureds to die.

The following are the major differences between a Contract with a Joint and Last Survivor rider added and one without.

1. All conditions of eligibility of a prospective Insured will be applied to both Insureds in order for a Contract with a Joint and Last Survivor Rider to be issued. (See "The Contract -- Availability of Insurance Coverage").

2. Death Benefits will be paid on a Temporary Insurance Coverage basis only if both Insureds meet SELIC's usual and customary underwriting standards for the applied for coverage (See "The Contract -- Availability of Insurance Coverage").


3. All Contracts that are issued with a Joint and Last Survivor Rider attached will require medical evidence of insurability. (See "The Contract -- Evidence of Insurability").

4. All Contracts that are issued with a Joint and Last Survivor Rider attached will pay a Death Benefit only on the death of the Last Insured. No Death Benefit will be paid on the death of the First Insured. (See "The Contract -- Death Benefits Under the Contract").

5. No change in Death Benefit Option or Face Amount will be effective if the Last Insured dies before the change is effective. (See "The Contract -- Death Benefit Options" on page 30 and "The Contract -- Death Benefits Under the Contract").


6. In general, a Contract with a Joint and Last Survivor Rider will have a lower Target Premium than a Contract issued on a single Insured with the same Total Insurance Coverage. This will result in lower Commission Charges for a Contract with the same Total Insurance Coverage. (See "Charges and Deductions -- Premium Load").


7. A deduction for SELIC's cost of insurance protection is made on each Monthiversary and in general will be based upon the sex and smoker status of the two Insureds. The Joint and Last Survivor cost of insurance rates will be blended rates based upon the Issue Ages of the Insureds, the number of completed Contract Years, as well as the sex and smoker status of the Insureds. The cost of insurance rates may also vary by any special insurance class charges.

      The guaranteed cost of insurance rates will not be greater than the guaranteed maximum cost of insurance rates set forth in the Contract. These rates, as well as the rates used to calculate the Minimum Death Benefit and limitations on Premiums payable under the Contract, are based on the 1980 Commissioners Standard Ordinary Tables, Age Nearest Birthday, that correspond to the applicable ages, sex and smoker status of the Insureds. Current cost of insurance rates may be lower.

      Since a benefit is paid only in the event that both Insureds have died, Cost of Insurance Charges for Contracts with a Joint and Last Survivor Rider attached will generally be lower than the charges for a comparable single life Contract. (See " Charges and Deductions -- Cost of Insurance Charge").

8. The calculation of the Minimum Death Benefit and any limitations on Premiums will reflect the fact that no Death Benefit will be paid until the death of the Last Insured. Assuming the same amount of requested Insurance Coverage, any limitations on Premiums payable under the Contract will be lower than those based upon a single life, while the Minimum Death Benefits will be higher than those based upon a single life. (See "The Contract -- Death Benefits Under the Contract").

9. The Underwriting Charge for Contracts issued with a Joint and Last Survivor Rider attached will be equal to the sum of a flat fee and a charge per $1,000 of Total Insurance Coverage, subject to a maximum charge. This charge is determined separately for each Insured. The charges for each Insured are added together to obtain the total charge for the Contact. This charge is deducted on each Monthiversary for the first 12 Contract Months. The flat fee, charge per $1,000, and maximum charge are shown in the table below.

                                   Per $1,000 of Total       Maximum Total
                       Flat Fee     Insurance Coverage    Underwriting Charge
         Issue Age    Per Month         Per Month        Per Insured Per Month
          20 - 45       $4.17            $.00833                $37.50
          46 - 60       $4.17            $.01250                $54.17
          61 - 85       $4.17            $.01667                $54.17


      If there is a Contract change after issue which requires medical underwriting, SELIC will deduct on the Monthiversary following the underwriting an amount per Insured equal to $100, plus the per thousand charge above multiplied by 12, multiplied by the increase in the Net Amount at Risk to which the underwriting relates, subject to the maximum charge shown above. (See "Charges and Deductions -- Underwriting Charges").

      SELIC may, in its sole discretion, reduce or waive the Underwriting Charge in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of selected broker-dealers or banks that have entered into written sales agreements with Walnut Street Securities, Inc., the distributor of the Contracts. Any reduction in or waiver of the Underwriting Charge will be reflected in the Contract.

10. The Maturity Date of Contracts issued with a Joint and Last Survivor Rider attached will be when the younger of the two Insureds reaches the attained age of 100. (See "Termination -- Maturity Date").

11. For a Contract issued with a Joint and Last Survivor Rider attached to be reinstated, both Insureds must be alive on the date of reinstatement. (See "Termination -- Reinstatement of a Contract Terminated for Insufficient Value").


12 Death Benefit will be paid on a Contract issued with a Joint and Last Survivor Rider if either Insured commits suicide within two years from the date coverage becomes effective or within two years from the date of receipt of a Subsequent Premium payment which increases the Death Benefit. (See "Additional Provisions of the Contract -- Suicide").


                    SUPPLEMENTAL TERM INSURANCE RIDER
                    ---------------------------------

A Contract Holder may elect to add a Supplemental Term Insurance Rider to the Contract at the time of the Application. The Supplemental Term Insurance Rider increases the Total Insurance Amount under the Contract. The addition of this Rider will allow SELIC to deduct additional monthly charges from the Insurance Account Value of the Contract.

This rider may be added to a single life Contract, or a Contract to which a Joint and Last Survivor Rider has been attached.

Set out below are additional definitions and other modifications applicable when a Supplemental Term Rider is added to a Contract.

DEFINITIONS
-----------

The following definitions apply to a Contract with a Supplemental Term Insurance Rider:


DATE OF DEATH UPON WHICH DEATH BENEFIT BECOMES PAYABLE: The date of death of the Insured, for a single life Contract, or the Last Insured for a Contract to which a Joint and Last Survivor Rider has been added.


RIDER DEATH BENEFIT: Is the amount of Supplemental Term Insurance Coverage under the Rider.

SUPPLEMENTAL TERM INSURANCE RIDER: A rider added to the Contract described in this Prospectus, which will increase the Total Insurance Amount under the Contract.

SUPPLEMENTAL TERM INSURANCE BENEFIT

The Supplemental Term Insurance Rider provides term insurance coverage (the Rider Death Benefit) that is in addition to insurance coverage provided under the Contract. SELIC will pay the Rider Death Benefit to the beneficiary if the Date of Death Upon Which Death Benefit becomes Payable occurs while the rider is in force. SELIC must receive proof that such death occurred before the Rider Expiry Date in the Contract, or the termination of the coverage provided by the Supplemental Term Insurance rider, if earlier, as specified in the Rider and the Contract.

The Contract Holder may, subject to the approval of the Company, change the Supplemental Term Insurance Amount. The Contract Holder must request any change not specified in the Contract by notifying SELIC in writing. Evidence of Insurability will be required for any change that increases the Supplemental Term Insurance Amount. If SELIC approves the change, it will take effect on the next Monthiversary which is at least 30 days after all the required information has been provided to SELIC. The Contract will be amended to reflect any such change in the Supplemental Term Insurance Amount. No change will be effective if the Date Upon Which Death Benefit becomes Payable is before the date of the change.

MONTHLY CHARGES FOR SUPPLEMENTAL TERM INSURANCE AMOUNTS - COST OF INSURANCE CHARGES

Charges for the Supplemental Term Insurance Rider, which consist of monthly Cost of Insurance Charges for the Rider Death Benefit, are deducted from the Insurance Account Value on each Monthiversary. The charges are determined by multiplying the rider Net Amount At Risk by the current monthly Cost of Insurance Rate for the rider.

The rider Net Amount at Risk on any Monthiversary is equal to:

      (a) The Supplemental Term Insurance Amount discounted to such Monthiversary at the rate specified in the Basis of Computation Specified in the Contract; less

      (b) The excess, if any, of the Insurance Account Value on such Monthiversary over the Death Benefit for the Contract discounted to such Monthiversary at the rate specified in the Basis of Computations Specified in the Contract.

The cost of insurance rates for the Supplemental Term Insurance Rider will be equal to the current cost of insurance rates for the Face Amount under Contract. On each Monthiversary on which the Supplemental Term Insurance Rider is in force, the Cost of Insurance for the Supplemental Term Insurance Rider will be added to the Monthly Charges deducted from the Insurance Account Value.

TERMINATION OF THE SUPPLEMENTAL TERM INSURANCE RIDER

The Supplemental Term Insurance Rider may be terminated as of any Monthiversary following a written request to the Company. The Supplemental Term Insurance Rider will terminate automatically when any of the following events occur:

      (a)   The lapse of the Contract;

      (b)   The surrender of the Contract;

      (c)   The Maturity Date of the Contract;

      (d)   The Date of Death Upon Which Death Benefits become Payable; or

      (e)   The Rider Expiry Date.

REINSTATEMENT OF SUPPLEMENTAL TERM INSURANCE RIDER

If the Supplemental Term Insurance Rider terminates, it may be reinstated within five years of the earlier of the Contact termination or rider termination provided that:

      (a)   If the Contract has terminated, it is also being reinstated;

      (b)   Satisfactory evidence of insurability is provided to SELIC; and

      (c) Any charges due under the rider are paid as of the date of the Reinstatement.

The charges due will be equal to the amount of the charges for the rider due and unpaid at the time that the rider terminated, plus three times the charges for the rider due at the time of Reinstatement.

In order for the rider to be reinstated, the same number of Insureds under the Contract must be alive as were alive when the rider terminated.

ADDITIONAL PROVISIONS OF THE RIDER - INCONTESTABILITY

In order for SELIC to contest the validity of any coverage provided by the Supplemental Term Insurance Rider, legal action must be commenced within two years from the rider effective date or from the effective date of any change in rider coverage requiring evidence of insurability, including Reinstatement of Coverage.

ADDITIONAL PROVISIONS OF THE RIDER - SUICIDE

If the Supplemental Term Insurance Rider is attached to a single life Contract and the Insured dies by suicide, while sane or insane, within two years from the rider Effective Date, the death benefit payable will be limited to the sum of the Cost of Insurance Charges for the rider.

If this rider is attached to a Contract, to which a Joint and Last Survivor Rider has been added, and either Insured dies by suicide, while sane or insane, within two years from the rider Effective Date, the Death Benefit payable will be limited to the sum of the Cost of Insurance Charges for the rider.

The following are major modifications to a Contract when a Supplemental Term Insurance Rider is added:

(1) Coverage provided by the Supplemental Term Insurance Rider is not taken into account in determining the amount of Target Premium: accordingly there may be no additional Premium Load associated with this coverage. (See "The Contracts -- Premiums").


(2) In the event that a partial withdrawal results in a decrease in the Face Amount, which would cause the Face Amount to be less than the Minimum Face Amount of a Contract, the Supplemental Term Insurance Amount will be decreased by the amount of the excess of the withdrawal over the decreased Face Amount. (See "The Contract -- Surrender and Partial Withdrawals").


(3) The Supplemental Term Insurance Amount will be included in Total Insurance Coverage in determining whether the Minimum Death Benefit applies, and is not included in Death Benefit proceeds when the Death Benefit payable under the Contract is equal to the Minimum Death Benefit.

                APPENDIX C -- ILLUSTRATIONS OF DEATH BENEFITS
                      AND NET INSURANCE ACCOUNT VALUE


The following illustrations illustrate hypothetically how the Insurance Account Value and Death Benefit of a Contract change with the investment experience of the Available Division of the Separate Account. The illustrations show how the Insurance Account Value and Death Benefit of a Contract issued to an Insured of a given Issue Age and at a given Premium would vary over time if the investment return on the assets held in each Available Division of the Separate Account were an assumed uniform, gross, after-tax annual rate of 0%, 6% or 12%. THE HYPOTHETICAL RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. The illustrations illustrate a Contract issued to a Male, Issue Age 45 in a nonsmoker rate class assuming guaranteed issue. The values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, but fluctuated above and below those averages for individual Contract Years. The actual values will depend upon various factors, including age, sex, smoking status, and underwriting status of the Insured.

The Insurance Account Value column under the "Guaranteed" heading shows the accumulated value of the Net Premiums paid at the assumed rate of return, reflecting deduction of the maximum mortality and expense risk charge, the maximum monthly administrative charges, and monthly charges for the cost of insurance based on the maximum values allowed under the 1980 Commissioners Standard Ordinary Mortality Table. The Insurance Account Value column under the "Current" heading shows the accumulated value of the Net Premiums at the assumed rate of return, reflecting deduction of the current mortality and expense risk charge, the current monthly administrative charges, and monthly charges for the cost of insurance at their current level, which is less than or equal to that allowed by the 1980 Commissioners Standard Ordinary Mortality Table. The illustrations of Death Benefits reflect the above assumptions. The Death Benefits also vary between illustrations depending upon whether Death Benefit Option 1, Option 2, or Option 3 is illustrated.


The amounts shown for the Insurance Account Value and Death Benefit reflect the fact that the investment rate of return is lower than the gross after-tax return on the assets held in a Division due to the advisory fee and operating expenses of the Underlying Portfolio (which combined are assumed to be .72% of aggregate average daily net assets). After deduction for these amounts and the mortality and expense basis (.35% current, .50% guaranteed) the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.07%, 4.93%, and 10.93%, respectively, on a current basis, and -1.22%, 4.78%, and 10.78%, respectively, on a guaranteed basis. The average advisory fee and fund expense reflects any voluntary expense reimbursement arrangements between the various underlying funds and their investment advisors. The investment advisors could terminate these arrangements at any time. If any of these arrangements are terminated, the above net annual rates of return would be reduced. The actual investment advisory fee applicable to each Division is shown in the respective prospectuses for each Underlying Portfolio. These Prospectuses for the Funds should also be consulted for details about the nature and extent of expenses for each Underlying Portfolio.


The hypothetical values shown in the illustrations do not reflect any charges for federal income taxes against the Separate Account, since Security Equity Life Insurance Company is not currently making any such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return of the Available Divisions would have to exceed 0%, 6% and 12% by an amount sufficient to cover the charges in order to produce the Death Benefit and Insurance Account Value illustration. (See "Federal Tax Matters").

The illustrations illustrate the Contract values that would result based upon the investment rates of return if Premiums are paid as indicated, if all Net Premiums are allocated evenly among Available Divisions, and if no Contract Loans have been made. The illustrations are also based on the assumptions that the Contract Holder has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfer charges were incurred, and that no optional riders have been requested.

Upon request, Security Equity Life Insurance Company will provide a comparable illustration based upon the proposed Insured's Issue Age, sex and underwriting class, the Face Amount and Premium pattern requested, and any available riders requested.

-----------------------------------------------------------------------------------------
                       SECURITY EQUITY LIFE INSURANCE COMPANY
                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return:  0%
        Male Nonsmoker Age 45              ----------------------------------------------
       Annual Premium:  $1,948                  Current               Guaranteed
                                             (-1.07% Net)             (-1.22% Net)
-----------------------------------------------------------------------------------------
           Age @               Premium
 Policy  Beginning   Annual     Accum        Cash       Death        Cash       Death
  Year    of Year   Premium      @ 5%        Value     Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1        45    1,948       2,045       1,072     100,000         769     100,000
-----------------------------------------------------------------------------------------
      2        46    1,948       4,193       2,586     100,000       1,991     100,000
-----------------------------------------------------------------------------------------
      3        47    1,948       6,448       4,052     100,000       3,173     100,000
-----------------------------------------------------------------------------------------
      4        48    1,948       8,816       5,481     100,000       4,317     100,000
-----------------------------------------------------------------------------------------
      5        49    1,948      11,302       6,877     100,000       5,419     100,000
-----------------------------------------------------------------------------------------
      6        50    1,948      13,913       8,241     100,000       6,477     100,000
-----------------------------------------------------------------------------------------
      7        51    1,948      16,654       9,575     100,000       7,488     100,000
-----------------------------------------------------------------------------------------
      8        52    1,948      19,532      10,881     100,000       8,445     100,000
-----------------------------------------------------------------------------------------
      9        53    1,948      22,554      12,162     100,000       9,345     100,000
-----------------------------------------------------------------------------------------
     10        54    1,948      25,727      13,403     100,000      10,180     100,000
-----------------------------------------------------------------------------------------
     11        55    1,948      29,059      14,664     100,000      10,986     100,000
-----------------------------------------------------------------------------------------
     12        56    1,948      32,557      15,888     100,000      11,717     100,000
-----------------------------------------------------------------------------------------
     13        57    1,948      36,230      17,074     100,000      12,370     100,000
-----------------------------------------------------------------------------------------
     14        58    1,948      40,087      18,209     100,000      12,940     100,000
-----------------------------------------------------------------------------------------
     15        59    1,948      44,137      19,291     100,000      13,419     100,000
-----------------------------------------------------------------------------------------
     16        60    1,948      48,389      20,382     100,000      13,875     100,000
-----------------------------------------------------------------------------------------
     17        61    1,948      52,854      21,408     100,000      14,220     100,000
-----------------------------------------------------------------------------------------
     18        62    1,948      57,542      22,370     100,000      14,439     100,000
-----------------------------------------------------------------------------------------
     19        63    1,948      62,464      23,270     100,000      14,514     100,000
-----------------------------------------------------------------------------------------
     20        64    1,948      67,633      24,110     100,000      14,426     100,000
-----------------------------------------------------------------------------------------
     25        69    1,948      97,621      27,126     100,000      10,847     100,000
-----------------------------------------------------------------------------------------
     30        74    1,948     135,894      27,404     100,000           -           -
-----------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

-----------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return:  6%
       Male Nonsmoker Age 45               ----------------------------------------------
       Annual Premium: $1,948                    Current               Guaranteed
                                               (4.93% Net)             (4.78% Net)
-----------------------------------------------------------------------------------------
           Age @               Premium
 Policy  Beginning   Annual     Accum         Cash      Death        Cash       Death
  Year    of Year   Premium      @ 5%        Value     Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1        45    1,948       2,045       1,140     100,000         828     100,000
-----------------------------------------------------------------------------------------
      2        46    1,948       4,193       2,819     100,000       2,186     100,000
-----------------------------------------------------------------------------------------
      3        47    1,948       6,448       4,548     100,000       3,585     100,000
-----------------------------------------------------------------------------------------
      4        48    1,948       8,816       6,341     100,000       5,027     100,000
-----------------------------------------------------------------------------------------
      5        49    1,948      11,302       8,204     100,000       6,510     100,000
-----------------------------------------------------------------------------------------
      6        50    1,948      13,913      10,144     100,000       8,037     100,000
-----------------------------------------------------------------------------------------
      7        51    1,948      16,654      12,165     100,000       9,603     100,000
-----------------------------------------------------------------------------------------
      8        52    1,948      19,532      14,272     100,000      11,207     100,000
-----------------------------------------------------------------------------------------
      9        53    1,948      22,554      16,477     100,000      12,845     100,000
-----------------------------------------------------------------------------------------
     10        54    1,948      25,727      18,767     100,000      14,516     100,000
-----------------------------------------------------------------------------------------
     11        55    1,948      29,059      21,208     100,000      16,256     100,000
-----------------------------------------------------------------------------------------
     12        56    1,948      32,557      23,753     100,000      18,025     100,000
-----------------------------------------------------------------------------------------
     13        57    1,948      36,230      26,405     100,000      19,824     100,000
-----------------------------------------------------------------------------------------
     14        58    1,948      40,087      29,160     100,000      21,651     100,000
-----------------------------------------------------------------------------------------
     15        59    1,948      44,137      32,022     100,000      23,502     100,000
-----------------------------------------------------------------------------------------
     16        60    1,948      48,389      35,070     100,000      25,457     100,000
-----------------------------------------------------------------------------------------
     17        61    1,948      52,854      38,236     100,000      27,432     100,000
-----------------------------------------------------------------------------------------
     18        62    1,948      57,542      41,533     100,000      29,423     100,000
-----------------------------------------------------------------------------------------
     19        63    1,948      62,464      44,973     100,000      31,419     100,000
-----------------------------------------------------------------------------------------
     20        64    1,948      67,633      48,570     100,000      33,415     100,000
-----------------------------------------------------------------------------------------
     25        69    1,948      97,621      69,157     109,268      43,222     100,000
-----------------------------------------------------------------------------------------
     30        74    1,948     135,894      93,847     134,201      51,941     100,000
-----------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

-----------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return: 12%
       Male Nonsmoker Age 45               ----------------------------------------------
       Annual Premium: $1,948                    Current               Guaranteed
                                               (10.93% Net)           (10.78% Net)
-----------------------------------------------------------------------------------------
           Age @                Premium
 Policy  Beginning   Annual      Accum        Cash       Death         Cash       Death
  Year    of Year   Premium       @ 5%        Value      Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1       45       1,948       2,045       1,209     100,000         887     100,000
-----------------------------------------------------------------------------------------
      2       46       1,948       4,193       3,061     100,000       2,389     100,000
-----------------------------------------------------------------------------------------
      3       47       1,948       6,448       5,082     100,000       4,029     100,000
-----------------------------------------------------------------------------------------
      4       48       1,948       8,816       7,302     100,000       5,823     100,000
-----------------------------------------------------------------------------------------
      5       49       1,948      11,302       9,748     100,000       7,784     100,000
-----------------------------------------------------------------------------------------
      6       50       1,948      13,913      12,446     100,000       9,930     100,000
-----------------------------------------------------------------------------------------
      7       51       1,948      16,654      15,428     100,000      12,279     100,000
-----------------------------------------------------------------------------------------
      8       52       1,948      19,532      18,725     100,000      14,849     100,000
-----------------------------------------------------------------------------------------
      9       53       1,948      22,554      22,380     100,000      17,662     100,000
-----------------------------------------------------------------------------------------
     10       54       1,948      25,727      26,416     100,000      20,742     100,000
-----------------------------------------------------------------------------------------
     11       55       1,948      29,059      30,943     100,000      24,162     100,000
-----------------------------------------------------------------------------------------
     12       56       1,948      32,557      35,957     100,000      27,918     100,000
-----------------------------------------------------------------------------------------
     13       57       1,948      36,230      41,514     100,000      32,052     100,000
-----------------------------------------------------------------------------------------
     14       58       1,948      40,087      47,672     100,112      36,610     100,000
-----------------------------------------------------------------------------------------
     15       59       1,948      44,137      54,476     111,130      41,646     100,000
-----------------------------------------------------------------------------------------
     16       60       1,948      48,389      62,039     123,457      47,308     100,000
-----------------------------------------------------------------------------------------
     17       61       1,948      52,854      70,355     135,786      53,585     103,418
-----------------------------------------------------------------------------------------
     18       62       1,948      57,542      79,498     149,456      60,439     113,626
-----------------------------------------------------------------------------------------
     19       63       1,948      62,464      89,552     163,879      67,887     124,234
-----------------------------------------------------------------------------------------
     20       64       1,948      67,633     100,602     180,077      75,958     135,965
-----------------------------------------------------------------------------------------
     25       69       1,948      97,621     174,437     275,610     127,534     201,504
-----------------------------------------------------------------------------------------
     30       74       1,948     135,894     291,431     416,746     202,603     289,723
-----------------------------------------------------------------------------------------


Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

---------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
---------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 0%
             Male Nonsmoker Age 45               --------------------------------------------
            Annual Premium: $1,948                   Current                Guaranteed
                                                   (-1.07% Net)            (-1.22% Net)
---------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
---------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,071     101,071         766     100,766
---------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,583     102,583       1,979     101,979
---------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,043     104,043       3,149     103,149
---------------------------------------------------------------------------------------------
        4       48       1,948       8,816       5,463     105,463       4,274     104,274
---------------------------------------------------------------------------------------------
        5       49       1,948      11,302       6,846     106,846       5,350     105,350
---------------------------------------------------------------------------------------------
        6       50       1,948      13,913       8,194     108,194       6,376     106,376
---------------------------------------------------------------------------------------------
        7       51       1,948      16,654       9,507     109,507       7,346     107,346
---------------------------------------------------------------------------------------------
        8       52       1,948      19,532      10,786     110,786       8,254     108,254
---------------------------------------------------------------------------------------------
        9       53       1,948      22,554      12,037     112,037       9,094     109,094
---------------------------------------------------------------------------------------------
       10       54       1,948      25,727      13,239     113,239       9,857     109,857
---------------------------------------------------------------------------------------------
       11       55       1,948      29,059      14,457     114,457      10,578     110,578
---------------------------------------------------------------------------------------------
       12       56       1,948      32,557      15,629     115,629      11,208     111,208
---------------------------------------------------------------------------------------------
       13       57       1,948      36,230      16,754     116,754      11,745     111,745
---------------------------------------------------------------------------------------------
       14       58       1,948      40,087      17,814     117,814      12,183     112,183
---------------------------------------------------------------------------------------------
       15       59       1,948      44,137      18,806     118,806      12,510     112,510
---------------------------------------------------------------------------------------------
       16       60       1,948      48,389      19,787     119,787      12,794     112,794
---------------------------------------------------------------------------------------------
       17       61       1,948      52,854      20,681     120,681      12,943     112,943
---------------------------------------------------------------------------------------------
       18       62       1,948      57,542      21,489     121,489      12,943     112,943
---------------------------------------------------------------------------------------------
       19       63       1,948      62,464      22,211     122,211      12,772     112,772
---------------------------------------------------------------------------------------------
       20       64       1,948      67,633      22,849     122,849      12,411     112,411
---------------------------------------------------------------------------------------------
       25       69       1,948      97,621      24,374     124,374       7,169     107,169
---------------------------------------------------------------------------------------------
       30       74       1,948     135,894      22,074     122,074           -           -
---------------------------------------------------------------------------------------------


Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

---------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
---------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 6%
             Male Nonsmoker Age 45               --------------------------------------------
            Annual Premium: $1,948                   Current               Guaranteed
                                                   (4.93% Net)             (4.78% Net)
---------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
---------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,140     101,140         824     100,824
---------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,815     102,815       2,174     102,174
---------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,538     104,538       3,557     103,557
---------------------------------------------------------------------------------------------
        4       48       1,948       8,816       6,320     106,320       4,976     104,976
---------------------------------------------------------------------------------------------
        5       49       1,948      11,302       8,167     108,167       6,426     106,426
---------------------------------------------------------------------------------------------
        6       50       1,948      13,913      10,084     110,084       7,908     107,908
---------------------------------------------------------------------------------------------
        7       51       1,948      16,654      12,074     112,074       9,415     109,415
---------------------------------------------------------------------------------------------
        8       52       1,948      19,532      14,143     114,143      10,942     110,942
---------------------------------------------------------------------------------------------
        9       53       1,948      22,554      16,297     116,297      12,483     112,483
---------------------------------------------------------------------------------------------
       10       54       1,948      25,727      18,523     118,523      14,030     114,030
---------------------------------------------------------------------------------------------
       11       55       1,948      29,059      20,887     120,887      15,617     115,617
---------------------------------------------------------------------------------------------
       12       56       1,948      32,557      23,336     123,336      17,196     117,196
---------------------------------------------------------------------------------------------
       13       57       1,948      36,230      25,868     125,868      18,762     118,762
---------------------------------------------------------------------------------------------
       14       58       1,948      40,087      28,472     128,472      20,308     120,308
---------------------------------------------------------------------------------------------
       15       59       1,948      44,137      31,145     131,145      21,819     121,819
---------------------------------------------------------------------------------------------
       16       60       1,948      48,389      33,952     133,952      23,362     123,362
---------------------------------------------------------------------------------------------
       17       61       1,948      52,854      36,818     136,818      24,846     124,846
---------------------------------------------------------------------------------------------
       18       62       1,948      57,542      39,747     139,747      26,247     126,247
---------------------------------------------------------------------------------------------
       19       63       1,948      62,464      42,741     142,741      27,540     127,540
---------------------------------------------------------------------------------------------
       20       64       1,948      67,633      45,803     145,803      28,696     128,696
---------------------------------------------------------------------------------------------
       25       69       1,948      97,621      61,795     161,795      31,461     131,461
---------------------------------------------------------------------------------------------
       30       74       1,948     135,894      77,835     177,835      25,048     125,048
---------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

----------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
----------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 12%
             Male Nonsmoker Age 45               ---------------------------------------------
            Annual Premium: $1,948                   Current                Guaranteed
                                                   (10.93% Net)             (10.78% Net)
----------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
----------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,208     101,208         883     100,883
----------------------------------------------------------------------------------------------
        2       46       1,948       4,193       3,057     103,057       2,375     102,375
----------------------------------------------------------------------------------------------
        3       47       1,948       6,448       5,070     105,070       3,998     103,998
----------------------------------------------------------------------------------------------
        4       48       1,948       8,816       7,277     107,277       5,762     105,762
----------------------------------------------------------------------------------------------
        5       49       1,948      11,302       9,702     109,702       7,680     107,680
----------------------------------------------------------------------------------------------
        6       50       1,948      13,913      12,370     112,370       9,765     109,765
----------------------------------------------------------------------------------------------
        7       51       1,948      16,654      15,309     115,309      12,029     112,029
----------------------------------------------------------------------------------------------
        8       52       1,948      19,532      18,547     118,547      14,483     114,483
----------------------------------------------------------------------------------------------
        9       53       1,948      22,554      22,124     122,124      17,141     117,141
----------------------------------------------------------------------------------------------
       10       54       1,948      25,727      26,055     126,055      20,015     120,015
----------------------------------------------------------------------------------------------
       11       55       1,948      29,059      30,447     130,447      23,165     123,165
----------------------------------------------------------------------------------------------
       12       56       1,948      32,557      35,285     135,285      26,569     126,569
----------------------------------------------------------------------------------------------
       13       57       1,948      36,230      40,614     140,614      30,249     130,249
----------------------------------------------------------------------------------------------
       14       58       1,948      40,087      46,471     146,471      34,226     134,226
----------------------------------------------------------------------------------------------
       15       59       1,948      44,137      52,907     152,907      38,521     138,521
----------------------------------------------------------------------------------------------
       16       60       1,948      48,389      60,051     160,051      43,241     143,241
----------------------------------------------------------------------------------------------
       17       61       1,948      52,854      67,894     167,894      48,331     148,331
----------------------------------------------------------------------------------------------
       18       62       1,948      57,542      76,514     176,514      53,812     153,812
----------------------------------------------------------------------------------------------
       19       63       1,948      62,464      85,994     185,994      59,704     159,704
----------------------------------------------------------------------------------------------
       20       64       1,948      67,633      96,429     196,429      66,028     166,028
----------------------------------------------------------------------------------------------
       25       69       1,948      97,621     166,496     266,496     105,134     205,134
----------------------------------------------------------------------------------------------
       30       74       1,948     135,894     278,600     398,399     159,083     259,083
----------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
    Death Benefit Option 1:  Level           Hypothetical Gross Annual Rate of Return:  0%
        Male Nonsmoker Age 45                ---------------------------------------------
       Annual Premium:  $1,948                    Current               Guaranteed
                                               (-1.07% Net)             (-1.22% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,071     101,948         763     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,581     103,896       1,970     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,039     105,844       3,131     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       5,456     107,792       4,242     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       6,834     109,740       5,300     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913       8,175     111,688       6,303     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654       9,479     113,636       7,242     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      10,748     115,584       8,110     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      11,985     117,532       8,899     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      13,171     119,480       9,600     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      14,368     121,428      10,240     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      15,516     123,376      10,773     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      16,611     125,324      11,188     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      17,634     127,272      11,477     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      18,578     129,220      11,622     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      19,500     131,168      11,682     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      20,319     133,116      11,560     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      21,036     135,064      11,228     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      21,647     137,012      10,650     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      22,152     138,960       9,788     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621      22,461     148,700           -           -
------------------------------------------------------------------------------------------
       30       74       1,948     135,894      17,034     158,440           -           -
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
    Death Benefit Option 1:  Level           Hypothetical Gross Annual Rate of Return:  6%
        Male Nonsmoker Age 45                ---------------------------------------------
       Annual Premium:  $1,948                    Current               Guaranteed
                                                (4.93% Net)             (4.78% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,139     101,948         821     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,814     103,896       2,165     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,534     105,844       3,540     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       6,313     107,792       4,946     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       8,157     109,740       6,379     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913      10,070     111,688       7,840     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654      12,056     113,636       9,321     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      14,119     115,584      10,815     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      16,269     117,532      12,316     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      18,489     119,480      13,815     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      20,849     121,428      15,344     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      23,294     123,376      16,853     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      25,824     125,324      18,336     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      28,428     127,272      19,783     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      31,106     129,220      21,176     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      33,924     131,168      22,580     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      36,809     133,116      23,897     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      39,767     135,064      25,100     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      42,803     137,012      26,154     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      45,924     138,960      27,020     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621      62,636     148,700      26,943     148,700
------------------------------------------------------------------------------------------
       30       74       1,948     135,894      80,892     158,440      11,234     158,440
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
    Death Benefit Option 1:  Level           Hypothetical Gross Annual Rate of Return: 12%
        Male Nonsmoker Age 45                ---------------------------------------------
       Annual Premium:  $1,948                     Current               Guaranteed
                                                (10.93% Net)             (10.78% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,208     101,948         880     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       3,055     103,896       2,367     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       5,067     105,844       3,981     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       7,272     107,792       5,734     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       9,696     109,740       7,638     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913      12,364     111,688       9,707     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654      15,304     113,636      11,953     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      18,547     115,584      14,389     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      22,133     117,532      17,029     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      26,082     119,480      19,890     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      30,501     121,428      23,033     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      35,382     123,376      26,442     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      40,774     125,324      30,146     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      46,725     127,272      34,174     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      53,298     129,220      38,558     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      60,641     131,168      43,423     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      68,765     133,116      48,735     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      77,743     146,156      54,542     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      87,617     160,339      60,901     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      98,470     176,262      67,880     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621     170,991     270,167     114,471     180,864
------------------------------------------------------------------------------------------
       30       74       1,948     135,894     285,908     408,848     182,980     261,661
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

           SECURITY EQUITY LIFE INSURANCE COMPANY
                 SEPARATE ACCOUNT THIRTEEN

             Financial Statements and Schedule

                     December 31, 1998

        (With Independent Auditors' Report Thereon)

                    INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company
  and Policyholders of Security Equity
  Life Insurance Company Separate Account Thirteen:

We have audited the statement of net assets and liabilities, including the schedule of investments, of the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund Divisions of Security Equity Life Insurance Company Separate Account Thirteen as of December 31, 1998, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the management of Security Equity Life Insurance Company Separate Account Thirteen. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1998 by correspondence with underlying Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund Divisions of Security Equity Life Insurance Company Separate Account Thirteen as of December 31, 1998, the results of their operations and the changes in their net assets for the periods presented, in conformity with generally accepted accounting principles.




St. Louis, Missouri
February 19, 1999

                                  SECURITY EQUITY LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT THIRTEEN
                                 Statement of Net Assets and Liabilities
                                           December 31, 1998

                                       General            LAP
                                      American           Trust                                      Fidelity
                                        Money            Asset        Fidelity    Fidelity Inv.       Asset
                                       Market          Allocation      Growth      Grade Bond        Manager
                                        Fund             Fund           Fund          Fund            Fund
                                        ----             ----           ----          ----            ----
Assets:
     Investments at
        market value                 $21,402,310         36,048      5,929,959      5,791,750        491,407
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                         684              4            567            474             --
                                     -----------         ------      ---------      ---------        -------

Total net assets                     $21,401,626         36,044      5,929,392      5,791,276        491,407
                                     ===========         ======      =========      =========        =======

Total units                          $17,157,817         17,147      2,144,953      4,131,714        271,823
                                     ===========         ======      =========      =========        =======

Unit value                           $      1.25           2.10           2.76           1.40           1.81
                                     ===========         ======      =========      =========        =======

Cost of investments                  $22,293,002         33,809      4,099,726      5,441,080        456,493
                                     ===========         ======      =========      =========        =======


                                                                                   Evergreen
                                       Fidelity                      Evergreen         VA
                                        Index         Evergreen         VA           Growth        Fidelity
                                         500             VA         Foundation     and Income      Overseas
                                         Fund           Fund           Fund           Fund           Fund
                                         ----           ----           ----           ----           ----
Assets:
     Investments at
        market value                  12,242,963      5,200,464      3,687,313      4,460,853      1,009,262
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                       1,173            496            352            425             89
                                      ----------      ---------      ---------      ---------      ---------

Total net assets                      12,241,790      5,199,968      3,686,961      4,460,428      1,009,173
                                      ==========      =========      =========      =========      =========

Total units                            4,281,894      3,236,510      2,294,744      2,837,410        811,253
                                      ==========      =========      =========      =========      =========

Unit value                                  2.86           1.61           1.61           1.57           1.24
                                      ==========      =========      =========      =========      =========

Cost of investments                    9,226,920      4,043,664      3,071,644      3,282,324        967,203
                                      ==========      =========      =========      =========      =========

                                                         LAP Trust
                                        Fidelity          US Govt.     Russell        Russell        Russell         Russell
                                       High Income       Allocation  Multi-Style   Aggr. Equity      Non-US         Core Bond
                                          Fund             Fund         Fund           Fund           Fund            Fund
                                          ----             ----         ----           ----           ----            ----
Assets:
     Investments at
        market value                     305,292            63         162,016        152,589        162,240         45,422
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                          26            74              32             19             22              9
                                         -------           ---         -------        -------        -------         ------

Total net assets                         305,266           (11)        161,984        152,570        162,218         45,413
                                         =======           ===         =======        =======        =======         ======

Total units                              274,990            --         122,130        136,818        161,905         40,710
                                         =======           ===         =======        =======        =======         ======

Unit value                                  1.11           N/A            1.32           1.11           1.00           1.11
                                         =======           ===         =======        =======        =======         ======

Cost of investments                      329,431            63         125,101        142,888        155,696         43,327
                                         =======           ===         =======        =======        =======         ======

See accompanying notes to financial statements.

                                  SECURITY EQUITY LIFE INSURANCE COMPANY
                                       SEPARATE ACCOUNT THIRTEEN
                                        Statement of Operations
                                     Year ended December 31, 1998
                                       General            LAP
                                       American          Trust                                       Fidelity
                                        Money            Asset        Fidelity     Fidelity Inv.       Asset
                                        Market         Allocation      Growth       Grade Bond        Manager
                                         Fund             Fund          Fund           Fund            Fund
                                         ----             ----          ----           ----            ----
Investment income:
  Dividend income                     $       --            688         22,166        200,235             --

Expenses:
  Mortality and expense
   charge                                 22,095             97         18,814         15,984             --
                                      ----------          -----      ---------        -------         ------
Net investment income
  (expense)                              (22,095)           591          3,352        184,251             --
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments:
    Proceeds from sales                3,898,147            637        103,089        140,408         10,922
    Cost of investments sold           2,753,110            589         78,050        133,728         11,038
                                      ----------          -----      ---------        -------         ------
      Realized gain (loss)
       on sales                        1,145,037             48         25,039          6,680          (116)

Realized gain (loss) on
  distributions                               --          2,809        579,805         23,757             --
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments                          1,145,037          2,857        604,844         30,437          (116)
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments:
      Beginning of period                (54,627)          (531)       766,965        191,164             --
      End of period                     (890,692)         2,239      1,830,233        350,670         34,914
                                      ----------          -----      ---------        -------         ------

Net unrealized gain (loss) on
  investments                           (836,065)         2,770      1,063,268        159,506         34,914
                                      ----------          -----      ---------        -------         ------

Net gain (loss) on investments           308,972          5,627      1,668,112        189,943         34,798
                                      ----------          -----      ---------        -------         ------

Net increase in net assets
Resulting from operations             $  286,877          6,218      1,671,464        374,194         34,798
                                      ==========          =====      =========        =======         ======

                                                                                    Evergreen
                                        Fidelity                     Evergreen          VA
                                         Index        Evergreen          VA           Growth         Fidelity
                                          500            VA          Foundation     and Income       Overseas
                                          Fund          Fund            Fund           Fund            Fund
                                          ----          ----            ----           ----            ----
Investment income:
  Dividend income                         88,190             --         64,531         35,778          2,542

Expenses:
  Mortality and expense
   charge                                 35,124         16,661         12,664         15,733          1,700
                                       ---------      ---------        -------      ---------         ------

Net investment income
  (expense)                               53,066        (16,661)        51,867         20,045            842
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments:
    Proceeds from sales                  308,101         91,677         72,454         74,834         18,220
    Cost of investments sold             195,424         61,931         51,822         50,376         18,141
                                       ---------      ---------        -------      ---------         ------
      Realized gain (loss)
        on sales                         112,677         29,746         20,632         24,458             79

Realized gain (loss) on
  distributions                          204,265        163,674         57,201         84,677          7,491
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments                            316,942        193,420         77,833        109,135          7,570
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments:
      Beginning of period              1,017,506      1,039,772        400,773      1,117,994         (3,307)
      End of period                    3,016,043      1,156,800        615,669      1,178,529         42,058
                                       ---------      ---------        -------      ---------         ------

Net unrealized gain (loss) on
  investments                          1,998,537        117,028        214,896         60,535         45,365
                                       ---------      ---------        -------      ---------         ------

Net gain (loss) on investments         2,315,479        310,448        292,729        169,670         52,935
                                       ---------      ---------        -------      ---------         ------

Net increase in net assets
Resulting from operations              2,368,545        293,787        344,596        189,715         53,777
                                       =========      =========        =======      =========         ======

                                                       LAP Trust
                                         Fidelity       US Govt.        Russell        Russell        Russell        Russell
                                        High Income   Allocation      Multi-Style   Aggr. Equity      Non-US        Core Bond
                                           Fund          Fund            Fund           Fund           Fund           Fund
                                           ----          ----            ----           ----           ----           ----
Investment income:
  Dividend income                         12,158         47,335            854             62          1,074          1,956

Expenses:
  Mortality and expense
   charge                                  1,035          3,810            481            196            258            142
                                         -------      ---------         ------          -----         ------          -----

Net investment income
  (expense)                               11,123         43,525            373           (134)           816          1,814
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments:
    Proceeds from sales                    4,566      1,135,456          1,604            566            786            500
    Cost of investments sold               4,545      1,132,889          1,413            553            840            484
                                         -------      ---------         ------          -----         ------          -----
      Realized gain (loss)
       on sales                               21          2,567            191             13            (54)            16

Realized gain (loss) on
  distributions                            7,725         17,464          2,724          2,987            305            218
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments                              7,746         20,031          2,915          3,000            251            234
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments:
      Beginning of period                 13,921          6,901          4,376          4,467         (7,291)         1,144
      End of period                      (24,139)            --         36,915          9,701          6,544          2,095
                                         -------      ---------         ------          -----         ------          -----

Net unrealized gain (loss) on
  investments                            (38,060)        (6,901)        32,539          5,234         13,835            951
                                         -------      ---------         ------          -----         ------          -----

Net gain (loss) on investments           (30,314)        13,130         35,454          8,234         14,086          1,185
                                         -------      ---------         ------          -----         ------          -----

Net increase in net assets
Resulting from operations                (19,191)        56,655         35,827          8,100         14,902          2,999
                                         =======      =========         ======          =====         ======          =====

See accompanying notes to financial statements.



                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                             SEPARATE ACCOUNT THIRTEEN

                                             Statement of Operations

                                           Year ended December 31, 1997
                                                         General            Wells        Wells                        Fidelity
                                                         American           Fargo        Fargo                         VIP II
                                                         Capital            Bank          Bank                         Invest-
                                                         Company             LAP         LAP US         Fidelity        ment
                                                          Money             Asset      Government         VIP           Grade
                                                          Market         Allocation    Allocation        Growth         Bond
                                                          Fund              Fund          Fund            Fund          Fund
                                                          ----              ----          ----            ----          ----
Investment income:
   Dividend income                                     $       -              798        29,147          27,119        225,803

Expense:
   Mortality and expense
      charges                                                8,153             57         1,790          16,100         13,854
                                                       -----------          -----        ------         -------        -------
Net investment income
   (expense)                                                (8,153)           741        27,357          11,019        211,949
                                                       -----------          -----        ------         -------        -------

Net realized gain (loss) on
   investments:
      Proceeds from sales                               20,629,339            510        11,595         675,710        235,810
      Cost of investments sold                          21,128,960            503        11,537         522,627        229,902
                                                       -----------          -----        ------         -------        -------
         Net realized gain
            (loss) on sales                               (499,621)             7            58         153,083          5,908
      Realized gain from
         distributions                                      70,508          1,992         1,636         121,391            -
                                                       -----------          -----        ------         -------        -------
         Net realized gain
            (loss) on
            investments                                   (429,113)         1,999         1,694         274,474          5,908
                                                       -----------          -----        ------         -------        -------

Net unrealized gain (loss)
   on investments:
      Beginning of period                                 (616,614)          (727)          -           152,534         72,512
      End of period                                        (54,627)          (531)        6,901         766,965        191,164
                                                       -----------          -----        ------         -------        -------
         Net unrealized gain
            (loss) on
            investments                                    561,987            196         6,901         614,431        118,652
                                                       -----------          -----        ------         -------        -------

         Net gain (loss)
            on investments                                 132,874          2,195         8,595         888,905        124,560
                                                       -----------          -----        ------         -------        -------

         Net increase (decrease)
            in net assets
            resulting from
            operations                                 $   124,721          2,936        35,952         899,924        336,509
                                                       ===========          =====        ======         =======        =======


                                                                                         Fidelity                      Evergreen
                                                         Fidelity        Fidelity          VIP                            VA
                                                          VIP II            VIP            High       Evergreen         Founda-
                                                         Index 500       Overseas         Income         VA              tion
                                                           Fund            Fund            Fund         Fund             Fund
                                                           ----            ----            ----         ----             ----
Investment income:
   Dividend income                                          39,357          3,584            -           14,086         56,929

Expense:
   Mortality and expense
      charges                                               20,225            918            322         15,760         10,793
                                                         ---------        -------         ------      ---------        -------
Net investment income
   (expense)                                                19,132          2,666           (322)        (1,674)        46,136
                                                         ---------        -------         ------      ---------        -------

Net realized gain (loss) on
   investments:
      Proceeds from sales                                1,153,694        228,191          2,086      1,142,113        718,799
      Cost of investments sold                             803,888        224,866          2,056        830,948        530,813
                                                         ---------        -------         ------      ---------        -------
         Net realized gain
            (loss) on sales                                349,806          3,325             30        311,165        187,986
      Realized gain from
         distributions                                      79,863         14,229            -          192,033        159,412
                                                         ---------        -------         ------      ---------        -------
         Net realized gain
            (loss) on
            investments                                    429,669         17,554             30        503,198        347,398
                                                         ---------        -------         ------      ---------        -------

Net unrealized gain (loss)
   on investments:
      Beginning of period                                  190,361            -              -          174,857         90,314
      End of period                                      1,017,506         (3,307)        13,921      1,039,772        400,773
                                                         ---------        -------         ------      ---------        -------
         Net unrealized gain
            (loss) on
            investments                                    827,145         (3,307)        13,921        864,915        310,459
                                                         ---------        -------         ------      ---------        -------

         Net gain (loss)
            on investments                               1,256,814         14,247         13,951      1,368,113        657,857
                                                         ---------        -------         ------      ---------        -------

         Net increase (decrease)
            in net assets
            resulting from
            operations                                   1,275,946         16,913         13,629      1,366,439        703,993
                                                         =========        =======         ======      =========        =======

                                                         Evergreen
                                                            VA              Russell        Russell
                                                          Growth            Multi-         Aggres-                      Russell
                                                           and               Style          sive        Russell          Core
                                                          Income            Equity         Equity        Non-US          Bond
                                                           Fund              Fund           Fund          Fund           Fund
                                                           ----              ----           ----          ----           ----
Investment income:
   Dividend income                                          19,339            186            -              -              628

Expense:
   Mortality and expense
      charges                                               14,415            193             67             93             65
                                                         ---------          -----          -----         ------          -----
Net investment income
   (expense)                                                 4,924             (7)           (67)           (93)           563
                                                         ---------          -----          -----         ------          -----

Net realized gain (loss) on
   investments:
      Proceeds from sales                                  510,045            612            215            306            204
      Cost of investments sold                             361,276            603            201            334            202
                                                         ---------          -----          -----         ------          -----
         Net realized gain
            (loss) on sales                                148,769              9             14            (28)             2
      Realized gain from
         distributions                                     152,804            -              -              -              -
                                                         ---------          -----          -----         ------          -----
         Net realized gain
            (loss) on
            investments                                    301,573              9             14            (28)             2
                                                         ---------          -----          -----         ------          -----

Net unrealized gain (loss)
   on investments:
      Beginning of period                                  218,007            -              -              -              -
      End of period                                      1,117,994          4,376          4,467         (7,291)         1,144
                                                         ---------          -----          -----         ------          -----
         Net unrealized gain
            (loss) on
            investments                                    899,987          4,376          4,467         (7,291)         1,144
                                                         ---------          -----          -----         ------          -----

         Net gain (loss)
            on investments                               1,201,560          4,385          4,481         (7,319)         1,146
                                                         ---------          -----          -----         ------          -----

         Net increase (decrease)
            in net assets
            resulting from
            operations                                   1,206,484          4,378          4,414         (7,412)         1,709
                                                         =========          =====          =====         ======          =====

See accompanying notes to financial statements.

                                      SECURITY EQUITY LIFE INSURANCE COMPANY
                                            SEPARATE ACCOUNT THIRTEEN

                                             Statement of Operations

                                          Year ended December 31, 1996
                                     General       Wells
                                    American       Fargo                  Fidelity                                       Evergreen
                                     Capital       Bank                    VIP II                            Evergreen       VA
                                     Company       LAP        Fidelity   Investment  Fidelity                    VA        Growth
                                      Money       Asset         VIP        Grade      VIP II     Evergreen     Founda-      and
                                     Market     Allocation     Growth       Bond     Index 500       VA         tion       Income
                                      Fund         Fund         Fund        Fund        Fund        Fund        Fund        Fund
                                      ----         ----         ----        ----        ----        ----        ----        ----
Investment income:
   Dividend income                 $      -         348            98       6,207       1,888      14,947      25,649      16,722

Expense:
   Mortality and expense charges        8,455        19         9,716       6,971       5,182       2,914       1,512       2,926
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net investment income (expense)        (8,455)      329        (9,618)       (764)     (3,294)     12,033      24,137      13,796
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net realized gain (loss) on
   investments:
      Proceeds from sales           9,427,292       545     2,657,607     964,149     996,124      34,167      17,279      36,201
      Cost of investments sold      9,821,858       577     2,601,002     967,181     961,682      32,848      16,419      34,638
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net realized gain (loss)
            on Sales                 (394,566)      (32)       56,605      (3,032)     34,442       1,319         860       1,563
      Realized gain from
         distributions                662,558       565         2,483         -         4,854       8,720       8,970       4,256
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net realized gain (loss)
            on Investments            267,992       533        59,088      (3,032)     39,296      10,039       9,830       5,819
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net unrealized gain (loss)
   on investments:
      Beginning of period            (477,414)     (264)         (141)        -           -           -           -           -
      End of period                  (616,614)     (727)      152,534      72,512     190,361     174,857      90,314     218,007
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net unrealized gain
            (loss) on investments    (139,200)     (463)      152,675      72,512     190,361     174,857      90,314     218,007
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

         Net gain on
            Investments               128,792        70       211,763      69,480     229,657     184,896     100,144     223,826
                                   ----------      ----     ---------     -------     -------     -------     -------     -------



         Net increase in net
            assets resulting from
            operations             $  120,337       399       202,145      68,716     226,363     196,929     124,281     237,622
                                   ==========      ====     =========     =======     =======     =======     =======     =======

See accompanying notes to financial statements.

                                      SECURITY EQUITY LIFE INSURANCE COMPANY
                                           SEPARATE ACCOUNT THIRTEEN
                                       Statement of Changes in Net Assets
                                          Year ended December 31, 1998
                                                       General            LAP
                                                      American           Trust                                     Fidelity
                                                       Money             Asset       Fidelity     Fidelity Inv.      Asset
                                                       Market         Allocation      Growth       Grade Bond       Manager
                                                        Fund             Fund          Fund           Fund           Fund
                                                        ----             ----          ----           ----           ----
Operations:
   Net investment income
     (expense)                                      $   (22,095)           591          3,352        184,251             --

   Net realized gain (loss) on
     investments                                      1,145,037          2,857        604,844         30,437           (116)

   Net unrealized gain (loss) on
     investments                                       (836,065)         2,770      1,063,268        159,506         34,914
                                                    -----------         ------      ---------      ---------        -------

   Net increase (decrease) in
     net assets resulting from
     operations                                         286,877          6,218      1,671,464        374,194         34,798
                                                    -----------         ------      ---------      ---------        -------

Deposits into Separate Account                       24,041,771          8,593          6,194        173,887             --
Withdrawals from Separate
   Account                                               (3,248)            --        (11,274)       (39,907)            --
Transfers to (from) Divisions                        (4,017,154)            --             --      1,104,791        467,531
Policy charges                                       (1,197,941)        (1,516)       (73,715)       (94,401)       (10,922)
                                                    -----------         ------      ---------      ---------        -------
   Net deposits into (with-
     drawals from) Separate
     Account                                         18,823,428          7,077        (78,795)     1,144,370        456,609
                                                    -----------         ------      ---------      ---------        -------
Increase (decrease) in net assets                    19,110,305         13,295      1,592,669      1,518,564        491,407
Net assets, beginning of period                       2,291,321         22,749      4,336,723      4,272,712             --
                                                    -----------         ------      ---------      ---------        -------
Net assets, end of period                           $21,401,626         36,044      5,929,392      5,791,276        491,407
                                                    ===========         ======      =========      =========        =======

                                                       Fidelity                     Evergreen      Evergreen
                                                        Index        Evergreen          VA             VA          Fidelity
                                                         500             VA         Foundation       Growth        Overseas
                                                        Fund            Fund           Fund           Fund           Fund
                                                        ----            ----           ----           ----           ----
Operations:
   Net investment income
     (expense)                                           53,066        (16,661)        51,867         20,045            842

   Net realized gain (loss) on
     investments                                        316,942        193,420         77,833        109,135          7,570

   Net unrealized gain (loss) on
     investments                                      1,998,537        117,028        214,896         60,535         45,365
                                                     ----------      ---------      ---------      ---------      ---------
   Net increase (decrease) in
     net assets resulting from
     operations                                       2,368,545        293,787        344,596        189,715         53,777
                                                     ----------      ---------      ---------      ---------      ---------

Deposits into Separate Account                          798,465             --             --            500        133,756
Withdrawals from Separate
   Account                                              (75,108)            --             --             --         (2,393)
Transfers to (from) Divisions                         1,972,578        674,306             --          1,373        713,408
Policy charges                                         (230,998)       (74,855)       (59,622)       (58,890)       (17,803)
                                                     ----------      ---------      ---------      ---------      ---------
   Net deposits into (with-
     drawals from) Separate
     Account                                          2,464,937        599,451        (59,622)       (57,017)       826,968
                                                     ----------      ---------      ---------      ---------      ---------

Increase (decrease) in net assets                     4,833,482        893,238        284,974        132,698        880,745
Net assets, beginning of period                       7,408,308      4,306,730      3,401,987      4,327,730        128,428
                                                     ----------      ---------      ---------      ---------      ---------

Net assets, end of period                            12,241,790      5,199,968      3,686,961      4,460,428      1,009,173
                                                     ==========      =========      =========      =========      =========


                                                      LAP Trust
                                       Fidelity       US Govt.       Russell      Russell       Russell      Russell
                                      High Income    Allocation    Multi-Style  Aggr. Equity    Non-US      Core Bond
                                         Fund          Fund           Fund          Fund         Fund         Fund
                                         ----          ----           ----          ----         ----         ----
Operations:
   Net investment income
     (expense)                           11,123         43,525          373         (134)          816        1,814

   Net realized gain (loss) on
     investments                          7,746         20,031        2,915        3,000           251          234

   Net unrealized gain (loss) on
     investments                        (38,060)        (6,901)      32,539        5,324        13,835          951
                                        -------     ----------      -------      -------       -------       ------

   Net increase (decrease) in
     net assets resulting from
     operations                         (19,191)        56,655       35,827        8,100        14,902        2,999
                                        -------     ----------      -------      -------       -------       ------

Deposits into Separate Account          161,010             --           --           --            --           --
Withdrawals from Separate Account        (2,863)            --           --           --            --           --
Transfers to (from) Divisions             1,527     (1,104,624)          --       99,341        86,923           --
Policy charges                           (7,210)       (26,931)      (1,137)        (381)         (541)        (360)
                                        -------     ----------      -------      -------       -------       ------
   Net deposits into (with-
     drawals from) Separate
     Account                            152,464     (1,131,555)      (1,137)      98,960        86,382         (360)
                                        -------     ----------      -------      -------       -------       ------

Increase (decrease) in net assets       133,273     (1,074,900)      34,690      107,060       101,284        2,639
Net assets, beginning of period         171,993      1,074,889      127,294       45,510        60,934       42,774
                                        -------     ----------      -------      -------       -------       ------

Net assets, end of period               305,266            (11)     161,984      152,570       162,218       45,413
                                        =======     ==========      =======      =======       =======       ======

See accompanying notes to financial statements.

                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                              SEPARATE ACCOUNT THIRTEEN

                                         Statement of Changes in Net Assets

                                            Year ended December 31, 1997
                                                         General            Wells       Wells                         Fidelity
                                                         American           Fargo       Fargo                          VIP II
                                                         Capital            Bank         Bank                          Invest-
                                                         Company             L&A        L&A US         Fidelity         ment
                                                          Money             Asset     Government         VIP            Grade
                                                          Market         Allocation   Allocation        Growth          Bond
                                                           Fund             Fund         Fund            Fund           Fund
                                                           ----             ----         ----            ----           ----
Operations
   Net investment income
      (expense)                                       $     (8,153)           741         27,357         11,019        211,949

   Net realized gain (loss)
      on investments                                      (429,113)         1,999          1,694        274,474          5,908

   Net unrealized gain
      (loss) on
      investments                                          561,987            196          6,901        614,431        118,652
                                                      ------------         ------      ---------      ---------      ---------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                   124,721          2,936         35,952        899,924        336,509
                                                      ------------         ------      ---------      ---------      ---------

Deposits into Separate
   Account                                               8,313,213          8,594            -           52,684        187,438
Withdrawals from
   Separate Account                                    (12,409,728)           -              -         (521,876)       (78,701)
Transfers to (from)
   Divisions                                            (8,186,180)           -        1,047,944        464,587        247,811
Policy charges                                            (536,474)        (1,267)        (9,007)      (134,854)      (134,974)
                                                      ------------         ------      ---------      ---------      ---------

   Net deposits into
      (withdrawals from)
      Separate Account                                 (12,819,169)         7,327      1,038,937       (139,459)       221,574
                                                      ------------         ------      ---------      ---------      ---------

   Increase (decrease) in
      net assets                                       (12,694,448)        10,263      1,074,889        760,465        558,083
                                                      ------------         ------      ---------      ---------      ---------
Net assets, beginning of
   period                                               14,985,769         12,486            -        3,576,258      3,714,629
                                                      ------------         ------      ---------      ---------      ---------

Net assets, end of period                             $  2,291,321         22,749      1,074,889      4,336,723      4,272,712
                                                      ============         ======      =========      =========      =========

                                                                                        Fidelity                     Evergreen
                                                         Fidelity        Fidelity         VIP                            VA
                                                          VIP II            VIP           High        Evergreen        Founda-
                                                         Index 500       Overseas        Income          VA             tion
                                                           Fund            Fund           Fund          Fund            Fund
                                                           ----            ----           ----          ----            ----
Operations
   Net investment income
      (expense)                                             19,132          2,666           (322)        (1,674)        46,136

   Net realized gain (loss)
      on investments                                       429,669         17,554             30        503,198        347,398

   Net unrealized gain
      (loss) on
      investments                                          827,145         (3,307)        13,921        864,915        310,459
                                                         ---------       --------        -------      ---------      ---------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                 1,275,946         16,913         13,629      1,366,439        703,993
                                                         ---------       --------        -------      ---------      ---------

Deposits into Separate
   Account                                                 238,135          1,137          1,364            -              -
Withdrawals from
   Separate Account                                       (935,770)      (212,942)           -         (600,093)      (615,829)
Transfers to (from)
   Divisions                                             4,375,652        337,545        157,274         90,397      1,589,962
Policy charges                                            (186,389)       (14,225)          (274)      (126,744)       (90,084)
                                                         ---------       --------        -------      ---------      ---------
   Net deposits into
      (withdrawals from)
      Separate Account                                   3,491,628        111,515        158,364       (636,440)        884,049
                                                         ---------       --------        -------      ---------      ---------

   Increase (decrease) in
      net assets                                         4,767,574        128,428        171,993        729,999      1,588,042
Net assets, beginning of
   period                                                2,640,734            -              -        3,576,731      1,813,945
                                                         ---------       --------        -------      ---------      ---------

Net assets, end of period                                7,408,308        128,428        171,993      4,306,730      3,401,987
                                                         =========       ========        =======      =========      =========

                                                         Evergreen
                                                            VA             Russell        Russell
                                                          Growth           Multi-         Aggres-                       Russell
                                                           and              Style          sive         Russell          Core
                                                          Income           Equity         Equity         Non-US          Bond
                                                           Fund             Fund           Fund           Fund           Fund
                                                           ----             ----           ----           ----           ----
Operations
   Net investment income
      (expense)                                              4,924             (7)           (67)           (93)           563

   Net realized gain (loss)
      on investments                                       301,573              9             14            (28)             2

   Net unrealized gain
      (loss) on
      investments                                          899,987          4,376          4,467         (7,291)         1,144
                                                         ---------        -------         ------         ------         ------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                 1,206,484          4,378          4,414         (7,412)         1,709
                                                         ---------        -------         ------         ------         ------

Deposits into Separate
   Account                                                     -              -              -              -              -
Withdrawals from
   Separate Account                                            -              -              -              -              -
Transfers to (from)
   Divisions                                              (400,000)       123,754         41,251         68,752         41,251
Policy charges                                             (96,118)          (838)          (155)          (406)          (186)
                                                         ---------        -------         ------         ------         ------

   Net deposits into
      (withdrawals from)
      Separate Account                                    (496,118)       122,916         41,096         68,346         41,065
                                                         ---------        -------         ------         ------         ------

   Increase (decrease) in
      net assets                                           710,366        127,294         45,510         60,934         42,774
Net assets, beginning of
   period                                                3,617,364            -              -              -              -
                                                         ---------        -------         ------         ------         ------

Net assets, end of period                                4,327,730        127,294         45,510         60,934         42,774
                                                         =========        =======         ======         ======         ======

See accompanying notes to financial statements.

                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                             SEPARATE ACCOUNT THIRTEEN

                                         Statement of Changes in Net Assets

                                            Year ended December 31, 1996
                                    General        Wells
                                    American       Fargo                 Fidelity                                        Evergreen
                                    Capital         Bank                  VIP II                            Evergreen       VA
                                    Company         LAP      Fidelity   Investment   Fidelity                   VA        Growth
                                     Money         Asset       VIP        Grade       VIP II    Evergreen     Founda-      and
                                    Market       Allocation   Growth       Bond      Index 500      VA         tion       Income
                                     Fund           Fund       Fund        Fund        Fund        Fund        Fund        Fund
                                     ----           ----       ----        ----        ----        ----        ----        ----
Operations:
   Net investment income
      (expense)                   $    (8,455)        329      (9,618)       (764)     (3,294)     12,033      24,137      13,796

   Net realized gain (loss)
      on investments                  267,992         533      59,088      (3,032)     39,296      10,039       9,830       5,819

   Net unrealized gain (loss)
      on investments                 (139,200)       (463)    152,675      72,512     190,361     174,857      90,314     218,007
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
         Net increase in net
            assets resulting
            from operations           120,337         399     202,145      68,716     226,363     196,929     124,281     237,622
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------

Deposits into Separate Account     16,201,970       6,223   1,854,129   1,992,244   1,139,931   1,799,979     899,908   1,799,969
Transfers to (from) Divisions      (9,318,249)      3,087   1,757,397   1,878,412   1,439,294   1,696,024     848,012   1,696,024
Policy charges                       (864,845)     (1,318)   (241,335)   (224,743)   (164,854)   (116,201)    (58,256)   (116,251)
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
         Net deposits into
            Separate Account        6,018,876       7,992   3,370,191   3,645,913   2,414,371   3,379,802   1,689,664   3,379,742
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------

         Increase in net assets     6,139,213       8,391   3,572,336   3,714,629   2,640,734   3,576,731   1,813,945   3,617,364

Net assets, beginning of period     8,846,556       4,095       3,922         -           -           -           -           -
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
Net assets, end of period         $14,985,769      12,486   3,576,258   3,714,629   2,640,734   3,576,731   1,813,945   3,617,364
                                  ===========      ======   =========   =========   =========   =========   =========   =========

See accompanying notes to financial statements.

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements

                              December 31, 1998


(1)  Organization
     ------------
     Security Equity Life Insurance Company Separate Account Thirteen
          (the Separate Account) commenced operations on November 15, 1994. The Separate Account is registered under the Investment Company Act of 1940 (1940 Act) as a unit investment trust. The Separate Account receives purchase payments from individual flexible variable life contracts issued by Security Equity Life Insurance Company (Security Equity). Security Equity is a subsidiary of General American Life insurance Company.

     The Separate Account is divided into a number of Divisions.  Each
          Division invests in shares of an underlying portfolio available to policyholders as directed by the policyholders. The portfolios available for investment through the Separate Account are the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund.

     Investments in the Fidelity VIP II Investment Grade Bond Fund,
          Fidelity VIP II Index 500 Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, and Evergreen VA Growth and Income Fund Divisions were initiated in the Separate Account for policyholders during 1996. Investments in the Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Wells Fargo Bank LAP US Government Allocation Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and Russell Core Bond Fund Divisions were initiated in the Separate Account for policyholders during 1997. Investments in the Fidelity VIP II Asset Manager Fund Division were initiated during 1998.

 (2) Summary of Significant Accounting Policies
     ------------------------------------------
     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (a)  Investments
               -----------
               The Separate Account's investments are valued daily
                    based on the net asset value of the shares held. The first-in, first-out method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

                                9                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


          (b)  Federal Income Taxes
               --------------------
               Under current federal income tax law, investment
                    income or realized capital gains from sales of investments of the Separate Account are not taxable. Therefore, no federal income tax expense has been provided.

          (c)  Dividend Reinvestment
               ---------------------
               Dividends are recorded on the ex-dividend date and
                    immediately reinvested on the pay date.

          (d)  Use of Estimates
               ----------------
               The preparation of financial statements in conformity
                    with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Policy Charges
     --------------
     Charges are deducted from premiums and paid to Security Equity for providing the insurance benefits set forth in the contracts and any additional benefits by rider, administering the policies, reimbursement of expenses incurred in distributing the policies, and assuming certain risks in connection with the policies.

     The premium payment, less the premium load charge, equals the net premium. The premium load is deducted from the initial premium and from each subsequent premium paid by a policyholder, prior to allocation to the Separate Account. The premium load includes a distribution charge, a premium tax charge, and the DAC tax charge.

          Distribution Charge:  The distribution charge is composed of
          -------------------
               a premium expense load and a commission charge. The amount of the distribution charge will depend on the amount of initial premium and the sales commissions paid.

          Premium Expense Load - The premium expense load will be
          --------------------
               deducted from each premium and will equal a percentage of the premium. The percentage will be determined based on the sum of the initial premiums for all policies in a case, in accordance with the following table:

                 Sum of the initial premiums
                 of all contracts in the case     Premium expense load
                 ----------------------------     --------------------

                     Less than $250,000                  2.00%
                     $250,000-$999,999                   1.50
                     $1,000,000 and more                 1.25
                                                         ====


                                10                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


          Commission Charge - A commission charge may be deducted from
          -----------------
               a premium. The commission charge deducted from a premium will be equal to the full amount of commissions payable by Security Equity on the target premium.

          Premium Tax Charge:  Various states and subdivisions impose
          ------------------
               a tax on premiums received by insurance companies.
               Premium taxes vary from state to state. The percentage deducted from each premium varies based on the governing jurisdiction of the contract.

          DAC Tax Charge:  The DAC tax charge is equal to 1% of all
          --------------
               premiums paid in all contract years.

     Charges are deducted monthly from the cash value of each policy to compensate Security Equity for certain administrative costs, the cost of insurance, and optional rider benefit charges.

          Administrative Costs:  Security Equity has responsibility
          --------------------
               for the administration of the policies and the Separate Account. As reimbursement for administrative expenses related to the maintenance of each policy and the Separate Account, Security Equity assesses a monthly administrative charge against each policy. This monthly charge is $4.50 per policy. This cost may change, but is guaranteed not to exceed $8.00 per month per policy.

          Cost of Insurance:  The cost of insurance is deducted on
          -----------------
               each monthly anniversary for the following policy month. Because the cost of insurance depends upon a number of variables, the cost varies for each policy month. The cost of insurance is determined by multiplying the applicable cost of insurance rate by the net amount at risk each policy month.

          Optional Rider Benefit Charges:  This monthly deduction
          ------------------------------
               includes charges for any additional benefits provided by rider.

     Mortality and Expense Charges:  In addition to the above policy
     -----------------------------
          charges, a daily charge against the operations of each Division is made for the mortality and expense risks assumed by Security Equity. The mortality and expense risk charge assessed against each Division will never exceed an annual effective rate of .50% of the policy's Separate Account value attributable to that Division. Currently, the amount of this charge is an annual effective rate of .35% of the Separate Account value, which is equivalent to .000957233% of the Separate Account value attributable to the Division on a daily basis. The mortality risk assumed by Security Equity under the contract is that insureds may, on average, live for shorter periods of time than estimated. The expense risk assumed by Security Equity under the contract is the risk that the cost of issuing and administering the contract may be more than estimated.


                                11                        (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


(4)  Purchases and Sales
     -------------------
     During the period ended December 31, 1998, purchases and proceeds from the sales pertaining to the Separate Account were as follows:

                                                                 Purchases            Sales
                                                                 ---------            -----
General American Capital Company Money Market Fund              $23,032,326         3,898,147
Wells Fargo Bank LAP Asset Allocation Fund                           11,114               637
Wells Fargo Bank LAP US Government Allocation Fund                   17,465         1,135,456
Fidelity VIP Growth Fund                                            607,355           103,089
Fidelity VIP II Investment Grade Bond Fund                        1,492,612           140,408
Fidelity VIP II Asset Manager Fund                                  467,531            10,922
Fidelity VIP II Index 500 Fund                                    3,030,384           308,101
Fidelity VIP Overseas Fund                                          853,600            18,220
Fidelity VIP High Income Fund                                       175,882             4,567
Evergreen VA Fund                                                   837,980            91,677
Evergreen VA Foundation Fund                                        121,732            72,454
Evergreen VA Growth and Income Fund                                 122,304            74,834
Russell Multi-Style Equity Fund                                       3,577             1,604
Russell Aggressive Equity Fund                                      102,390               566
Russell Non-US Fund                                                  88,302               787
Russell Core Bond Fund                                                2,174               500


                                12                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


(5)  Accumulation Unit Activity
     --------------------------
     For the year ended December 31, 1998, transactions in accumulation units were as follows:

                                               Units,         Net        Transfers      Units,
                                            beginning of    deposits      between       end of
                                               period     (withdrawals)  Divisions      period
                                               ------     -------------  ---------      ------
General American Capital Company
Money Market Fund                            1,933,223     18,494,161   (3,269,567)   17,157,817
Wells Fargo Bank LAP Asset Allocation Fund      13,509          3,638            0        17,147
Wells Fargo Bank LAP US Government
Allocation Fund                                886,655        (21,581)    (865,074)            0
Fidelity VIP Growth Fund                     2,180,702        (35,749)           0     2,144,953
Fidelity VIP II Investment Grade Bond Fund   3,306,395         32,234      793,085     4,131,714
Fidelity VIP II Index 500 Fund               3,313,560        206,539      761,795     4,281,894
Fidelity VIP Overseas Fund                     116,002         94,343      600,908       811,253
Fidelity VIP High Income Fund                  147,714        125,991        1,285       274,990
Evergreen VA Fund                            2,843,275        (48,125)     441,360     3,236,510
Evergreen VA Foundation Fund                 2,334,346        (39,602)           0     2,294,744
Evergreen VA Growth and Income Fund          2,874,370        (37,835)         875     2,837,410
Russell Multi-Style Equity Fund                123,323         (1,193)           0       122,130
Russell Aggressive Equity Fund                  41,107           (421)      96,132       136,818
Russell Non-US Fund                             68,511           (684)      94,078       161,905
Russell Core Bond Fund                          41,107           (397)           0        40,710
Fidelity VIP II Asset Manager Fund                   0         (6,458)     278,281       271,823

     For the year ended December 31, 1997, transactions in accumulation units were as follows:

                                              Units,          Net        Transfers      Units,
                                           beginning of     deposits      between       end of
                                              period      (withdrawals)  Divisions      period
                                              ------      -------------  ---------      ------
General American Capital Company
Money Market Fund                           13,318,334     (4,108,503)  (7,276,608)    1,933,223
Wells Fargo Bank LAP Asset Allocation Fund       8,931          4,798         (220)       13,509
Wells Fargo Bank LAP US Government
Allocation Fund                                    -              -        886,655       886,655
Fidelity VIP Growth Fund                     2,212,740       (236,554)     204,516     2,180,702
Fidelity VIP II Investment Grade Bond Fund   3,124,238         81,752      100,405     3,306,395
Fidelity VIP II Index 500 Fund               1,561,960       (324,326)   2,075,926     3,313,560
Fidelity VIP Overseas Fund                         -         (192,838)     308,840       116,002
Fidelity VIP High Income Fund                      -            1,205      146,509       147,714
Evergreen VA Fund                            3,227,545       (407,318)      23,048     2,843,275
Evergreen VA Foundation Fund                 1,585,211       (438,926)   1,188,061     2,334,346
Evergreen VA Growth and Income Fund          3,224,042            -       (349,672)    2,874,370
Russell Multi-Style Equity Fund                    -              -        123,323       123,323
Russell Aggressive Equity Fund                     -              -         41,107        41,107
Russell Non-US Fund                                -              -         68,511        68,511
Russell Core Bond Fund                             -              -         41,107        41,107

                                13                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements

     For the year ended December 31, 1996, transactions in accumulation units were as follows:

                                               Units,         Net        Transfers      Units,
                                            beginning of    deposits      between       end of
                                               period     (withdrawals)  Divisions      period
                                               ------     -------------  ---------      ------
General American Capital
Company Money
Market Fund                                  8,266,085     13,774,894   (8,722,645)   13,318,334
Wells Fargo Bank LAP
Asset Allocation
Fund                                             3,253          5,521          157         8,931
Fidelity VIP Growth Fund                         2,774      1,081,685    1,128,281     2,212,740
Fidelity VIP II Invest-
ment Grade Bond Fund                               -        1,607,694    1,516,544     3,124,238
Fidelity VIP II Index 500 Fund                     -          653,667      908,293     1,561,960
Evergreen VA Fund                                  -        1,569,119    1,658,426     3,227,545
Evergreen VA Foundation Fund                       -          755,933      829,278     1,585,211
Evergreen VA Growth and
Income Fund                                        -        1,565,607    1,658,435     3,224,042

                                14                         (Continued)

                                                            Schedule 1
                                                            ----------

                          SECURITY EQUITY LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT THIRTEEN

                                  Schedule of Investments

                                     December 31, 1998
                                                               Number of             Market
                                                                shares               value
                                                                ------               -----
General American Capital Company Money Market Fund             1,111,754          $21,402,310
Wells Fargo Bank LAP Asset Allocation Fund                         2,680               36,048
Wells Fargo Bank LAP US Government Allocation Fund                     6                   63
Fidelity VIP Growth Fund                                         132,159            5,929,959
Fidelity VIP II Investment Grade Fund                            446,894            5,791,750
Fidelity VIP II Asset Manager Fund                                27,060              491,407
Fidelity VIP II Index 500 Fund                                    86,676           12,242,963
Fidelity VIP Overseas Fund                                        50,337            1,009,262
Fidelity VIP High Income Fund                                     26,478              305,292
Evergreen VA Fund                                                339,678            5,200,464
Evergreen VA Foundation Fund                                     254,649            3,687,313
Evergreen VA Growth and Income Fund                              286,319            4,460,853
Russell Multi-Style Fund                                          10,113              162,016
Russell Aggressive Equity Fund                                    12,015              152,589
Russell Non-US Fund                                               14,629              162,240
Russell Core Bond Fund                                             4,253               45,422

                                15                        (Continued)

           SECURITY EQUITY LIFE INSURANCE COMPANY

                    Financial Statements

                 December 31, 1998 and 1997

        (With Independent Auditors' Report Thereon)

                    INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company:

We have audited the accompanying balance sheets of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the related statements of operations and comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

As discussed in Note 1(h) to the financial statements, the Company changed its accounting policy for the capitalization of acquisition costs in 1998.







April 30, 1999

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                                     Balance Sheets

                               December 31, 1998 and 1997
   Assets                                                           1998              1997
Bonds, at fair value                                           $ 59,841,336        58,580,394
Policy loans                                                      4,831,088         4,738,178
Cash and cash equivalents                                         1,403,321         4,519,584
                                                               ------------       -----------
   Total cash and invested assets                                66,075,745        67,838,156
Reinsurance benefits recoverable:
   Future policy benefits                                         4,970,259         5,575,381
   Policy and contract claims                                     1,784,950         1,572,069
Accrued investment income                                         1,281,720         1,264,239
Goodwill                                                          1,190,301         1,269,661
Deferred policy acquisition costs                                17,698,757        14,112,608
Value of business acquired                                        2,375,000         2,467,000
Deferred tax asset                                                5,830,710         5,671,074
Other assets                                                      1,247,845           665,967
Separate account assets                                         403,857,411       290,409,444
                                                               ------------       -----------
   Total assets                                                $506,312,698       390,845,599
                                                               ============       ===========

   Liabilities and Stockholder's Equity

Reserve for future policy benefits                                3,161,224         3,426,250
Policyholder account balances                                    47,409,775        47,594,304
Policy and contract claims                                        1,140,695           320,358
Other policyholders' funds                                           18,215            13,733
Unearned revenue                                                 17,139,317        16,079,166
Other liabilities and accrued expenses                            2,924,436         4,643,201
Payable to affiliates                                               136,209            41,307
Separate account liabilities                                    403,857,411       290,409,444
                                                               ------------       -----------
   Total liabilities                                            475,787,282       362,527,763
Commitments and contingencies (note 10)
Stockholder's equity:
   Common stock, par value $25; 100,000 shares
     authorized, issued, and outstanding                          2,500,000         2,500,000
   Additional paid-in capital                                    27,447,892        27,447,892
   Accumulated other comprehensive income                         2,553,998         1,870,338
   Accumulated deficit                                           (1,976,474)       (3,500,394)
                                                               ------------       -----------
   Total stockholder's equity                                    30,525,416        28,317,836
                                                               ------------       -----------
   Total liabilities and stockholder's equity                  $506,312,698       390,845,599
                                                               ============       ===========

See accompanying notes to financial statements.

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                   Statements of Operations and Comprehensive Income

                     Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Revenues:
   Premiums                                         $ 3,663,368      4,246,718     6,371,662
   Net investment income                              4,296,760      4,774,386     4,546,544
   Universal Life Policy Charges                      8,736,733      9,307,665     3,811,896
   Other Income                                         105,456         49,671        19,069
   Realized investment gains                             13,154         93,385       313,185
                                                    -----------     ----------    ----------
   Total revenues                                    16,815,471     18,471,825    15,062,356
Benefits and expenses:
   Policy benefits                                    2,946,281      1,326,460     3,309,410
   Policy surrenders, net                             1,760,448      4,335,709     1,635,498
   Change in unearned revenue                         1,060,151      9,342,363     1,912,470
   Change in reserve for future policy benefits      (1,729,615)    (5,075,024)   (2,757,042)
   Interest credited                                  2,341,796      2,392,355     2,437,432
   Commissions                                        2,097,482        479,380     3,590,084
   Change in deferred acquisition costs              (2,870,169)    (5,578,850)   (3,235,101)
   General and administrative expenses                4,950,753      5,412,113     4,795,193
   Amortization of goodwill                              79,360         79,356        79,356
   Amortization (accretion) of value of business
      acquired, net                                      91,996         (6,000)      (20,000)
   Other expenses                                     4,300,430      4,256,509     3,598,597
                                                    -----------     ----------    ----------
   Total benefits and expenses                       15,028,913     16,964,371    15,345,897

   Income (loss) from operations before
      federal income tax expense (benefit)            1,786,558      1,507,454      (283,541)
Federal income tax expense (benefit):
   Current                                            1,506,379      3,790,833        15,000
   Deferred                                            (778,354)    (3,243,000)      (92,000)
                                                    -----------     ----------    ----------
Total Federal income tax expense (benefit)              728,025        547,833       (77,000)
                                                    -----------     ----------    ----------
Income (loss) before cumulative effect of a change
   in accounting principle                            1,058,533        959,621      (206,541)
Cumulative effect on prior years (to December 31,
   1997) of changing to a different capitalization
   policy for policy acquistion costs, net of
   taxes of $250,593                                    465,387           -             -
                                                    -----------     ----------    ----------
Net income (loss)                                     1,523,920        959,621      (206,541)
                                                    -----------     ----------    ----------
Other comprehensive income (loss)                       683,660      1,811,226    (1,931,020)
                                                    -----------     ----------    ----------
Comprehensive income                                $ 2,207,580      2,770,847    (2,137,561)
                                                    ===========     ==========    ==========

Pro forma net income assuming the new policy
   acquisition costs capitalization method is
   applied retroactively                            $ 1,058,533      1,009,662        61,787
                                                    ===========     ==========    ==========


See accompanying notes to financial statements.

                              SECURITY EQUITY LIFE INSURANCE COMPANY

                               Statements of Stockholder's Equity

                          Years ended December 31, 1998, 1997, and 1996

                                                              Accumulated
                                                 Additional      Other                        Total
                                      Common      paid-in    comprehensive  Accumulated    stockholder's
                                       stock      capital    income (loss)    deficit         equity
                                    ----------  -----------  -------------  -----------    -------------
Balance at December 31, 1995         2,500,000   27,447,892    1,990,132    (4,253,474)     27,684,550
Net loss                                  -            -            -         (206,541)       (206,541)
Other comprehensive loss                  -            -      (1,931,020)         -         (1,931,020)
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1996         2,500,000   27,447,892       59,112    (4,460,015)     25,546,989
Net income                                -            -            -          959,621         959,621
Other comprehensive income                -            -       1,811,226          -          1,811,226
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1997        $2,500,000   27,447,892    1,870,338    (3,500,394)     28,317,836
Net income                                -            -            -        1,523,920       1,523,920
Other comprehensive income                -            -         683,660          -            683,660
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1998        $2,500,000   27,447,892    2,553,998    (1,976,474)     30,525,416
                                    ==========   ==========   ==========    ==========      ==========

See accompanying notes to financial statements.


                          SECURITY EQUITY LIFE INSURANCE COMPANY

                                Statements of Cash Flows

                      Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Cash flows from operating activities:
   Net income (loss)                                $ 1,523,920        959,621      (206,541)
   Adjustments to reconcile net income (loss) to
      net cash provided by (used in) operating
      activities:
         Change in:
            Reinsurance benefits ceded                  329,241      1,337,497       441,300
            Accrued investment income                   (17,481)       (33,756)       48,733
            Other assets                               (581,879)       211,321       372,746
            Deferred policy acquisition costs, net   (2,870,169)    (5,578,850)   (3,235,101)
            Policy liabilities                         (449,553)    (3,496,036)   (1,004,266)
            Policy and contract claims                  820,337     (1,173,980)     (682,499)
            Other policyholders' funds                    4,482         (7,990)       (3,341)
            Federal income tax payable                 (550,832)       709,833        15,000
            Change in unearned revenue reserve        1,060,151      9,342,363     1,912,470
            Other liabilities and accrued expenses   (1,171,844)    (2,669,279)    4,317,546
            Payable to affiliates                        94,902        (34,203)       23,725
         Accretion of bond premiums, net                157,165        130,011       189,350
         Deferred tax expense (benefit)                (527,761)    (3,243,000)      (92,000)
         Net (gain) loss on sale of investments         (13,154)       (93,385)     (313,185)
         Amortization of goodwill                        79,360         79,356        79,356
         Amortization (accretion) of value of
            business acquired                            91,996         (6,000)      (20,000)
                                                    -----------   ------------   -----------
            Net cash provided by (used in)
               operating activities                  (2,021,119)    (3,566,477)    1,843,293
                                                    -----------   ------------   -----------
Cash flows from investing activities:
   Purchase of investments                           (4,950,790)    (6,925,121)  (12,790,361)
   Sale or maturity of investments                    4,597,722      9,153,009    15,141,063
   Increase in policy loans, net                        (92,910)       343,771      (557,046)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               investing activities                    (445,978)     2,571,659     1,793,656
                                                    -----------   ------------   -----------

Cash flows from financing activities:
   Policyholder account balances:
      Deposits on interest-sensitive life
         contracts                                   73,457,292    147,698,966    48,448,968
      Transfers to separate account for
         interest-sensitive life contracts, net     (73,453,479)  (147,718,944)  (48,468,986)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               financing activities                       3,813        (19,978)      (20,018)
                                                    -----------   ------------   -----------

            Net increase (decrease) in cash and
               cash equivalents                      (3,116,263)    (1,014,796)    3,557,298
Cash and cash equivalents at beginning of year        4,519,584      5,534,380     1,977,082
                                                    -----------   ------------   -----------
Cash and cash equivalents at end of year            $ 1,403,321      4,519,584     5,534,380
                                                    ===========   ============   ===========

Supplemental disclosure of cash flow
   information -- taxes paid                        $ 2,057,000      3,081,000          -
                                                    ===========   ============   ===========

See accompanying notes to financial statements.

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

                          December 31, 1998 and 1997

=============================================================================

(1)      General Information and Summary of Significant Accounting Policies

         Security Equity Life Insurance Company (SELIC or the Company) is a wholly owned subsidiary of General American Life Insurance Company (General American or the Parent). On December 31, 1993, Security Mutual Life Insurance Company of New York (Security Mutual) sold 100% of the Company's stock to General American, as approved by the State of New York Department of Insurance.

         In 1986, the Company commenced direct writing of universal life and term business, and in 1987 began marketing a single premium whole life policy. In 1984, the Company began assuming single premium deferred annuity (SPDA) and other insurance business through reinsurance agreements with Security Mutual. The SPDA and ordinary life insurance blocks of business were recaptured by Security Mutual in 1992.

         SELIC is licensed in 40 states and the District of Columbia. Insurance operations have generally been limited to the sale of individual life insurance products (term and universal life) made through the general agency system, including career agents and brokers.

         With the sale of SELIC by Security Mutual to General American, SELIC's activities have been redirected to serving the insurance needs of publicly held corporations and New York state residents. Additionally, SELIC focuses on accessing numerous and alternative distribution channels in addition to a general agency system. SELIC markets Corporate Owned Life Insurance (COLI) primarily through specially designed variable products.

         The acquisition of Security Equity by General American was accounted for as a purchase transaction and, accordingly, the purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. These allocations have been reflected, or "pushed down," in the financial statements of the Company. The total purchase price of $19,947,892 was allocated among the fair value of tangible net assets of $15,997,813, value of business acquired of $2,363,000, and goodwill of $1,587,079 at the date of acquisition.

         The accompanying financial statements are prepared on the basis of generally accepted accounting principles. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates.

         The significant accounting policies of the Company are as follows:

(a)      Recognition of Policy Revenue and Related Expenses

         Policy revenue recognition varies depending upon the type of insurance product. For traditional life products with fixed and guaranteed premiums and benefits, such as whole life and term insurance policies, premiums are recognized when due. Benefits and other expenses

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         of these products are associated with earned premiums and other sources of earnings so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future benefits and the deferral and amortization of policy acquisition costs. Premiums collected on universal life-type policies are reported as deposits to the policyholder account balance and not as income to SELIC. Income to SELIC on these policies consists of the assessments for mortality costs, surrenders, and expenses.

(b)      Investment Securities

         At December 31, 1998 and 1997, all long-term securities are carried at fair value with the unrealized gain (loss), net of tax impact, being reflected as a separate component of stockholder's equity as the Company considers all long-term securities as available-for-sale. Short-term investments are carried at cost which approximates fair value. Policy loans are valued at aggregate unpaid balances. The fair value of policy loans is assumed to equal the carrying value because the loans have no fixed maturity date and, therefore, it is not practicable to determine a fair value.

         Realized gains or losses on the sale of securities are determined on the basis of specific identification and include the impact of any related amortization of premium or accretion of discount which is generally computed consistent with the interest method.

(c)      Value of Business Acquired

         Value of business acquired (VOBA) represents the present value of future profits resulting from the acquisition of insurance policies in a purchase transaction. VOBA is amortized in proportion to the estimated premiums or gross profits, depending on the type of contract, with accretion of interest on the unamortized discounted balance. In 1998, 1997 and 1996, amortization of VOBA was $222,000, $134,000 and $121,000, and the accretion of interest on the unamortized balance was $130,000, $140,000 and $141,000, respectively. The carrying value of VOBA is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(d)      Goodwill

         Goodwill, representing the excess of purchase price over the fair value of assets acquired, is amortized on a straight-line basis over 20 years. The carrying value of goodwill is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(e)      Reserve for Future Policy Benefits

         Liabilities for future benefits on life policies are established in amounts adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits on certain life insurance policies are computed using the net level premium method and are based upon assumptions as to future investment yield, mortality, and withdrawals.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         Mortality and withdrawal assumptions for all policies have been based on various actuarial tables which are consistent with the Company's own experience. Liabilities for future benefits on certain long-duration life insurance contracts are carried at accumulated policyholder values.

(f)      Federal Income Taxes

         The Company is taxed as a life insurance company under the Deficit Reduction Act of 1984. The Company establishes deferred taxes under the asset and liability method of SFAS No. 109, Accounting for Income Taxes, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

         The Company files its federal income tax return as a separate entity.

(g)      Reinsurance

         Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned over the anticipated reinsurance contract life. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations.

(h)      Deferred Policy Acquisition Costs and Unearned Revenues

         The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.
         Such costs may include commissions, as well as certain costs of policy issuance and underwriting. Also, certain charges which are assessed to contract holders at the inception of the contract are deferred as unearned revenues. These deferred costs and revenues are amortized based on and in relation to the estimated gross profit streams of the underlying business. In 1998, 1997 and 1996, the Company deferred $5,100,000, $5,900,000 and $2,400,000, respectively, in acquisition costs and recognized amortization of $2,100,000, $336,000 and ($798,000), respectively. During 1998, 1997, and 1996, the Company deferred certain contract charge revenues of $4,400,000, $8,000,000, and $2,300,000, respectively and recognized amortization of $1,600,000, $1,000,000, and ($480,000), respectively.

         During 1997 a policyholder utilized their "free-look" provision of their variable life contract written in 1996 which resulted in the return of approximately $13 million in contract deposits to the policyholder. Accordingly, the Company wrote off $1.5 million of related deferred acquisition costs associated with the contract which were capitalized in 1996.

         Prior to 1998, commission expenses and premium taxes were the only acquisition costs deferred by the Company. During 1998, the Company changed its accounting policy to defer other acquisition costs, such as marketing and underwriting, in its calculation of deferred acquisition costs. This change was adopted to provide for an accounting

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         policy which is consistent with that of its parent and has been applied retroactively. The effect of the change in 1998 was to increase income by $715,980. The adjustment of $415,387, after reduction for income taxes of $250,593 to apply the new policy retroactively is included in income in 1998. The pro forma amounts, net of tax, shown on the income statement have been adjusted for the effect of retroactive application of the change in policy.

(i)      Separate Account Business

         The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance contracts for the exclusive benefit of variable life insurance contract holders.
         The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate account are carried at market value.

(j)      Fair Value Disclosures

         Fair value disclosures are required under SFAS No. 107, Disclosures About Fair Value of Financial Instruments. Such fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

         Invested assets - Fixed maturities (Bonds) are valued using quoted
         ---------------
         market prices, if available. If quoted market prices are not available, fair value is estimated using quoted market prices of similar securities. The carrying value of policy loans approximates fair value.

         Policyholder account balances - The fair value of policyholder
         -----------------------------
         account balances is equal to the discounted estimated future cash flows using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1998 and 1997.

         Cash and short-term investments - The carrying amount is a
         -------------------------------
         reasonable estimate of fair value.

(k)      Cash and Cash Equivalents

         For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

(l)      Reclassification

         Certain amounts in the 1996 and 1997 financial statements have been reclassified to conform to the 1998 presentation.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(2)      Investments

         The sources of net investment income (principally interest) follow:

         ===================================================================================

                                                     1998           1997           1996
         -----------------------------------------------------------------------------------
         Bonds                                    $3,996,895      4,161,182      4,291,428
         Short-term investments                      157,456        278,606         75,110
         Policy loans and other                      287,761        409,406        260,276
         -----------------------------------------------------------------------------------
                                                   4,442,112      4,849,194      4,626,814
         Investment expenses                         145,352         74,808         80,270
         -----------------------------------------------------------------------------------
             Net investment income                $4,296,760      4,774,386      4,546,544
         ===================================================================================


         The amortized cost and estimated fair value of bonds at December 31, 1998 and 1997 are shown below. Fair value is based upon market prices obtained from independent pricing services.

         ============================================================================================

                                                                      1998
         --------------------------------------------------------------------------------------------

                                                              Gross           Gross      Estimated
                                            Amortized      unrealized      unrealized      fair
                                              cost            gains          losses        value
         --------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                $18,244,322      2,368,205        164,359     20,448,168
         Corporate securities               35,997,741      2,173,872        529,901     37,641,712
         Mortgage-backed securities          1,670,046         81,410              0      1,751,456
         --------------------------------------------------------------------------------------------
                                           $55,912,109      4,623,487        694,260     59,841,336
         ============================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         ==============================================================================================
                                                                        1997
         ----------------------------------------------------------------------------------------------
                                                               Gross           Gross       Estimated
                                              Amortized      unrealized      unrealized      fair
                                                cost            gains          losses        value
         ----------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                  $ 6,387,244        369,801            148      6,756,897
         Corporate securities                 36,700,238      2,523,621        153,514     39,070,345
         Mortgage-backed securities           12,615,469        323,476        185,793     12,753,152
         ----------------------------------------------------------------------------------------------
                                             $55,702,951      3,216,898        339,455     58,580,394
         ==============================================================================================

         The amortized cost and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         ===================================================================================
                                                                                Estimated
                                                                Amortized         market
                                                                   cost           value
         -----------------------------------------------------------------------------------
         Due in one year or less                                $ 1,297,987      1,302,600
         Due after one year through five years                    4,784,883      4,871,814
         Due after five years through ten years                   7,371,362      7,713,857
         Due after ten years                                     40,787,831     44,201,609
         Mortgage-backed securities                               1,670,046      1,751,456
         -----------------------------------------------------------------------------------
                                                                $55,912,109     59,841,336
         ===================================================================================


         Proceeds from the sale, call, and maturity of investments in bonds during 1998, 1997, and 1996 were $4,597,724, $9,153,009, and $15,141,063, respectively.  Gross gains of $84,860, $346,842, and $381,856 and gross losses of $0, $253,457, and $68,671 were realized on those sales in 1998, 1997, and 1996, respectively.

         The Company has bonds on deposit with various state insurance departments with an amortized cost of approximately $2,388,000 and $2,387,000 at December 31, 1998 and 1997, respectively.


                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(3)      Reinsurance

         The Company reinsures certain risks with other insurance companies as the Company sets a maximum retention amount
         (currently $125,000) to help reduce the loss on any single policy.

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with affiliates:
           Reinsurance premiums ceded                      $1,154,059      1,489,006      1,632,262
           Policy benefits ceded                              574,307        (23,067)     1,397,188
         ============================================================================================

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with non-affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with non-affiliates:
           Reinsurance premiums ceded                      $5,585,519      5,352,578      5,744,060
           Policy benefits ceded                            3,132,174        463,458      3,824,327
         ============================================================================================

         The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

(4)      Federal Income Taxes

         A reconciliation of the Company's "expected" federal income tax expense (benefit), computed by applying the federal U.S.
         corporate tax rate of 35% to income (loss) from operations before federal income tax expense (benefit), is as follows (in thousands of dollars):

         ==================================================================================================
                                                                       1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Computed "expected" tax expense (benefit)                     $625            528            (99)
         Amortization of intangibles, net                                60             26             21
         Other, net                                                      43             (6)             1
         --------------------------------------------------------------------------------------------------
             Federal income tax expense (benefit)                      $728            548            (77)
         ==================================================================================================
         ==================================================================================================
         Total income taxes were allocated as follows:                 1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Provision for income taxes from continuing operations       $  728            548            (77)
         Tax effect of cumulative effect of change in accounting        251              0              0
         Income tax from shareholder's equity:

               Unrealized holding gain on debt and equity securities
               Recognized for financial reporting purposes              368          1,839         (1,059)
         --------------------------------------------------------------------------------------------------

            Total income tax                                         $1,347          2,387         (1,136)
         ==================================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1998 and 1997 are presented below (in thousands of dollars):

         =================================================================================
                                                                    1998           1997
         ---------------------------------------------------------------------------------
         Deferred tax assets:
             Policy acquisition costs                             $ 1,003          4,897
             Reserves                                               3,024          3,380
             Capital loss carry-forward                                 0            101
             Unearned Revenue                                       5,999          1,307
         ---------------------------------------------------------------------------------
                Total gross deferred tax assets                    10,026          9,685
         Less valuation allowance                                      -             -
         ---------------------------------------------------------------------------------
                Net deferred tax assets                            10,026          9,685
         ---------------------------------------------------------------------------------
         Deferred tax liabilities:
             Investments                                            1,374          1,023
             Other, net                                             2,821          2,991
         ---------------------------------------------------------------------------------
                Total gross deferred tax liabilities                4,195          4,014
         ---------------------------------------------------------------------------------
                Net deferred tax asset                            $ 5,831          5,671
         =================================================================================

         On December 31, 1993, General American purchased 100% of the Company. Pursuant to the acquisition, the election was made under Internal Revenue Code Section 338(h)(10) to treat the purchase of stock as a purchase of assets for tax purposes. As a result, a revaluation of the tax bases of the Company's assets and liabilities was made in connection with the acquisition.

         The Company believes that a valuation allowance with respect to the realization of the total gross deferred tax asset is not necessary. In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Although the Company has a limited history of earnings, its Parent does have a long history of earnings. Pursuant to Internal Revenue Service regulations, the Company cannot file a consolidated tax return with its Parent until five years following the acquisition. However, after five years, the Company will be able to file a consolidated tax return with its Parent, and realization of the gross tax asset will not be dependent solely on the Company's ability to generate its own taxable income. General American has a proven history of earnings and it appears more likely than not that the Company's gross deferred tax asset will ultimately be fully realized.

         The Company filed its federal income tax return on a consolidated basis with Security Mutual prior to 1994. In connection with the Company's transfer of stock ownership, Security Mutual agreed to assume all unpaid tax liability incurred prior to the date of sale.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(5)      Related-Party Transactions

         The Company purchases certain administrative services from General American. Charges for services performed are based upon personnel and other costs involved in providing such services. The expenses incurred for these services were $508,000, $578,000, and $529,000 for 1998, 1997, and 1996, respectively.

         Effective January 1, 1994, the Company entered into an administrative service agreement with Security Mutual. Under the agreement, Security Mutual provides for the administration of policies issued through December 31, 1993. The expenses incurred for these services were $1,420,538, $1,467,364, and $1,621,268 for
         1998, 1997, and 1996, respectively.

         On November 18, 1997, General American elected to surrender their existing VUL policy which was purchased from the Company in November 1996. General American incorporated the cash value from their surrendered policy of $2,965,211 with an additional contribution of $37,400,000 to purchase another VUL policy with the Company totaling $40,365,211.

(6)      Pension, Incentive, and Health and Life Insurance Benefit Plans

         Associates of SELIC participate in a noncontributory multi-employer defined benefit pension plan jointly sponsored by SELIC and General American. The benefit is accrued are based on the number of years of service and compensation level of each participant. No pension expense was recognized in 1998, 1997, and 1996 due to overfunding of the plan.

         In addition, in 1995 SELIC adopted an associate bonus plan applicable to full-time exempt associates. Bonuses are based on an economic value-added model prepared annually by the Company. Total bonuses accrued to Company employees were $54,000 and $302,000 in 1998 and 1997, respectively.

         In order to attract and retain highly qualified Non-Employee Directors, the Company enacted an arrangement under which Non-Employee Directors may elect to reduce their current Director's Compensation in exchange for future benefits. This plan, known as the Security Equity Deferred Compensation Plan for Non-Employee Directors, was adopted and effective as of April 15, 1995. The deferred liabilities were $331,000, $222,000, and $117,000 in 1998, 1997, and 1996, respectively.

         SELIC provides for certain health care and life insurance benefits for retired employees in accordance with Statement of Financial Accounting Standards No. 106, Employer's Accounting for Postretirement Benefits Other Than Pensions (SFAS No. 106). SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. The amounts involved are not material.

(7)      STATUTORY FINANCIAL INFORMATION

         The Company is subject to financial statement filing requirements of the State of New York Department of Insurance, its state of domicile, as well as the states in which it transacts business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from generally accepted accounting principles (GAAP). Statutory accounting principles include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards which may vary in methodology utilized; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulae and interest stabilization reserves designed to level yields over their original purchase maturities; (5) deferred premiums provided for statutory mean reserves; (6) annuity contract deposits represent funds deposited by policyholders and are included in premiums or contract charges; (7) non-recognition of certain assets as nonadmitted through a direct charge to surplus; and (8) valuation of investments in bonds at amortized cost.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The stockholder's equity (surplus) and net gain/(loss) of the Company at December 31, 1998, 1997, and 1996, as determined using statutory accounting practices, is summarized as follows:

         =========================================================================================
                                                          1998            1997           1996
         -----------------------------------------------------------------------------------------
         Surplus as reported to
           regulatory authorities                      $11,691,630     13,420,004     12,441,081
         Net gain/(loss) reported
           to regulatory authorities                    (1,745,154)     1,090,066     (2,778,942)
         =========================================================================================

(8)  DIVIDEND RESTRICTIONS

     Dividend payments by the Company are restricted by state insurance laws as to the amount that may be paid as well as requiring the prior notice and approval of the State of New York Department of Insurance. The Company did not pay a dividend in 1998, 1997, or 1996.

(9)  RISK-BASED CAPITAL

     The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital
     (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         The RBC guidelines define specific capital levels where action by the Company or regulatory authorities is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1998, the Company's actual total adjusted capital was well in excess of minimum levels which would require action by the Company or regulatory authorities under the RBC formula.

(10)     COMMITMENTS AND CONTINGENCIES

         The Company leases certain of its facilities under a non-cancelable lease which expires in August 2003. The future minimum lease obligations under the terms of the lease are summarized as follows:

         ====================================================================
         Year ended December 31, 1999                    $130,690
         Year ended December 31, 2000                    $136,291
         Year ended December 31, 2001                    $141,892
         Year ended December 31, 2002                    $147,497
         Year ended December 31, 2003                    $153,094
         --------------------------------------------------------------------
         Rent expense totaled approximately $110,780, $86,700, and $82,700 in 1998, 1997, and 1996, respectively.

(11)     COMPREHENSIVE INCOME

         In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS), No. 130, "Reporting Comprehensive Income," effective for years beginning after December 15, 1997. SFAS No. 130 establishes standards for reporting and display or comprehensive income and its components (revenues, expenses, gains, and losses) in a full set of general-purpose financial statements. The most significant items of comprehensive income are net income and changes in unrealized gains and losses on securities. The adoption of SFAS No. 130 does not affect results of operations or financial position, but affects their presentation and disclosure. The Company has adopted SFAS No. 130 as of January 1, 1998, and the following summaries present the components of the Company's comprehensive income, other than net income, for the periods ending December 31, 1998, 1997, and 1996:

         -------------------------------------------------------------------------------------------
                                                   1998
         ===========================================================================================
                                                         Before tax      (Expense)      Net of tax
                                                           amount         benefit         amount
         -------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                             $1,064,939      (372,729)        692,210
         Less: reclassification adjustment
           for gains realized in net income                 (13,154)        4,604          (8,550)
         -------------------------------------------------------------------------------------------
         Other comprehensive income                       1,051,785      (368,125)        683,660
         ===========================================================================================

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         ---------------------------------------------------------------------------------------------------
                                                       1997
         ===================================================================================================
                                                              Before tax        (Expense)       Net of tax
                                                                amount           benefit          amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                                   $2,879,887      (1,007,961)      1,871,926
         Less: reclassification adjustment
           for gains realized in net income                       (93,385)         32,685         (60,700)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income                             2,786,502        (975,276)      1,811,226
         ===================================================================================================



         ---------------------------------------------------------------------------------------------------
                                                       1996
         ===================================================================================================
                                                              Before tax        (Expense)     Net of tax
                                                                amount           benefit        amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding losses arising
           during the period                                 $(2,657,615)        930,165      (1,727,450)
         Less: reclassification adjustment
           for gains realized in net income                     (313,185)        109,615        (203,570)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income (loss)                    (2,970,800)      1,039,780      (1,931,020)
         ===================================================================================================

                         PROSPECTUS VERSION B

         FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                             ISSUED BY

               SECURITY EQUITY LIFE INSURANCE COMPANY
                 84 BUSINESS PARK DRIVE, SUITE 303
                         ARMONK, NY  10504
                        TEL: (914) 273-1290



This Prospectus describes the Individual Flexible Premium Variable Life Insurance Contract (the "Contract") offered by Security Equity Life Insurance Company ("SELIC" or the "Company"). The Contract is designed to provide lifetime insurance protection to age 100 and at the same time provide maximum flexibility to vary premium payments and change the level of death benefits payable under the Contract. This flexibility allows a Contract Holder to provide for changing insurance needs under a single insurance Contract. A Contract Holder also has the opportunity to allocate Net Premiums among several investment portfolios with different investment objectives.

The Contract provides for: (1) a Net Cash Value that can be obtained by surrendering the Contract; (2) Contract loans; and (3) a Death Benefit payable at the Insured's death. Contract Holders may also attach a rider that amends the Contract to instead provide insurance coverage on the lives of two Insureds, with proceeds payable upon the death of the last surviving Insured. As long as a Contract remains in force, the Death Benefit will not be less than the current Face Amount of the Contract. A Contract will remain in force so long as its Net Cash Value is sufficient to pay certain monthly charges imposed in connection with the Contract.

During the "Free Look" period, Net Premiums are allocated to the Money Market Division as specified in Appendix A. After the end of the "Free Look" period, Net Premiums may be allocated to one or more of the Available Divisions of the Separate Account or to the Fixed Fund. If Net Premiums are allocated to the Separate Account, the duration of the Contract and the amount of the Insurance Account Value will vary to reflect the investment performance of the Available Divisions selected by the Contract Holder, and depending on the Death Benefit option elected, the amount of the Death Benefit above the minimum may also vary with that investment performance. The Contract Holder bears the entire investment risk for all amounts allocated to the Separate Account; there is no minimum guaranteed Insurance Account Value.

Each Available Division of the Separate Account 13 will invest in one of the Underlying Portfolios shown in Appendix A. The accompanying Prospectuses for these portfolios describe the investment objectives and policies, and the risks of the portfolios. This Prospectus generally describes only the portion of the Contracts involving the Available Divisions of the Separate Account. For a brief summary of the Fixed Fund, see "The Fixed Fund".

It may not be advantageous to purchase a Contract as a replacement for another type of life insurance or as a means to obtain additional insurance protection if the purchaser already owns another Flexible Premium Variable Life Insurance Contract. Within certain limits, a Contract Holder may return the Contract, or convert it to a Contract that provides benefits that do not vary with the investment results of Available Divisions by exercising the Conversion Right.

This Prospectus must be accompanied or preceded by the current prospectuses for the Underlying Portfolios listed in Appendix A.


The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involves investment risk, including possible loss of principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Contracts are not available in all states.


This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and if given or made, such other information or representations must not be relied upon.


Please read this Prospectus carefully and retain it for future reference.

The date of this Prospectus is May 1, 1999

                        TABLE OF CONTENTS


                                                                 PAGE

Summary of Contract                                                06
   Explanation of a Case
   Purpose of the Contract
   The Contract Holder and Beneficiary
   Availability of the Contract
   Joint Insureds
   Contract Values
   The Separate Account
   Death Benefit
   Premiums
   Charges and Deductions
   Contract Loans
   Surrender and Partial Withdrawals
   Termination
   Illustrations
   Replacement of Existing Coverage
   Tax Considerations
   Free Look and Conversion Rights

Definitions                                                        13

Information About SELIC                                            17

The Separate Account                                               17

The Contract                                                       19
   Availability of Insurance Coverage
   Evidence of Insurability
   Premiums
   Contract Values
   Transfers
   Contract Loan Privilege
   Surrender and Partial Withdrawals
   Death Benefits Under the Contract

Charges and Deductions                                             34
   Premium Load
   Daily Charges
   Monthly Charges

                         TABLE OF CONTENTS

                                                                 PAGE

   Underwriting Charges
   Annual Charges
   Other Charges

Termination                                                        40
   Maturity Date
   Termination for Insufficient Net Cash Value
   Reinstatement of a Contract Terminated for Insufficient Value

The Fixed Fund                                                     42
   General Description
   Allocation of Amounts to the Fixed Fund
   Fixed Fund Benefits
   Fixed Fund Insurance Account Value
   Fixed Fund Transfers, Surrenders, Partial Withdrawals and
      Contract Loans

Federal Income Tax Considerations                                  45

Additional Provisions of the Contract                              51
   Addition, Deletion, or Substitution of Investments
   Incontestability
   Conversion Rights
   Misstatement of Age or Sex
   Suicide
   Availability of Funds
   Entire Contract
   Representations in Application
   Contract Application and Contract Schedules
   Right to Amend Contract
   Computation of Contract Values
   Claims of Creditors
   Notice
   Assignments
   Construction
   Severability
   State Variations

                         TABLE OF CONTENTS

                                                                 PAGE

Unisex Requirements Under Montana Law                              55

Records and Reports                                                55

Sale of the Contract                                               56

Voting Rights                                                      56

State Regulation of the Company                                    57

Management of the Company                                          58

Legal Matters                                                      60

Legal Proceedings                                                  60

Experts                                                            60

Additional Information                                             60

Financial Statements                                               61

Appendix A - Underlying Portfolios                                A-1

Appendix B - Contract Riders                                      B-1

Appendix C - Illustrations of Death Benefits and Insurance
   Account Value                                                  C-1

                      SUMMARY OF THE CONTRACT

Throughout this summary, the terms "you" and "your" refer to the owner of the policy. The policy's owner may or may not be one of the persons insured under the policy. The terms "we," "us," and "our" refer to Security Equity Life Insurance Company.

The information in this section is just a summary, written in "laymen's terms" to help you understand the policy. However, both your policy and this prospectus are legal documents. If you have any questions about them, you should contact your agent or other competent professional advisers. You should see Appendix B for modifications to this summary in the event that riders are added to the contract.

In preparing this summary, we assume that the policy is in force and that you have not borrowed any of the cash value.

EXPLANATION OF CONTRACT AND CASE

The contract is the agreement between you and us under which we provide benefits on the life of an insured. Although your contract is treated as an individual contract, it is also linked to a case. A case is a grouping of one or more contracts linked together by a non-arbitrary factor, such as a common employer of each insured. We determine what constitutes a case. A case may have one contract holder (i.e., a single entity owns all the contracts in the case) or as many contract holders as there are contracts in the case. We determine your contract's premium load, minimum initial premiums, and underwriting standards based on the characteristics of the case to which your contract belongs.

PURPOSE OF THE CONTRACT

The contract offers a means to obtain insurance protection on the life of someone in whom you have an insurable interest. We will pay a death benefit to the beneficiary upon the death of the insured, so long as the contract remains in force. You may use the contract's accumulated values and benefits for any valid purpose. Unlike traditional life insurance, which provides a guaranteed insurance account value, your insurance account value under the contract will vary to reflect the investment results of the underlying funds and/or the interest credited to the fixed fund, depending on which accounts you allocate your premiums.

Life insurance is not a short-term investment. You should evaluate your need for insurance and the contract's long-term investment potential and risks before purchasing a contract.

THE CONTRACT HOLDER AND BENEFICIARY

The contract holder is the individual or entity named in the application, unless subsequently changed on our records. The contract holder retains all rights and responsibilities of ownership pertaining to its interest in the contract. These right and responsibilities include: (1) the right to allocate premiums among account options; (2) the obligation to pay premiums; (3) the right to borrow against the policy; (4) the right to take partial withdrawals; and (5) the right to surrender the contract.

The beneficiary is also named in the application, unless subsequently changed on our records. You have the right to change a revocable beneficiary with prior written notice to us. The beneficiary will receive the insurance benefits payable upon the death of the insured. THE INSURED HAS NO DIRECT OR INDIRECT INTEREST IN THE CONTRACT, UNLESS:
-----------------------------------------------------------------------
(1) YOU ARE THE INSURED, (2) YOU ASSIGN THE RIGHT TO DESIGNATE THE
------------------------------------------------------------------
BENEFICIARY TO THE INSURED, OR (3) YOU AND WE OTHERWISE AGREE.
-------------------------------------------------------------

The contract is a long-term investment designed to provide a death benefit to the beneficiary and should be purchased for this purpose.
You may use the death benefit and net cash value for various planning purposes. However, the contracts are not liquid investments (partial withdrawals may be currently taxable and contract loans and partial withdrawals may significantly affect death benefits and cash value, and cause the contract to lapse). In addition, if the performance of the available divisions to which you allocate the insurance account value is not sufficient to provide proceeds for your planning purpose, or if you do not pay sufficient premiums, then your contracts may not achieve your purpose and may lapse. Before you purchase for a specialized purpose, you should consider whether the long-tem nature of the contracts and the potential impact of any contemplated contract loans and partial withdrawals are consistent with such purpose. Using the contracts for a specialized purpose may also have tax consequences.

AVAILABILITY OF THE CONTRACT

We offer the contract only to individuals, corporations, partnerships, sole proprietorships, associations, trusts, and other similar or related entities, which meet certain suitability standards. You may purchase the contract to acquire insurance on the life of a person in whom you have an insurable interest. If you purchase a contract without an insurable interest, you may incur adverse financial and tax consequences.

JOINT INSUREDS

You may add a rider to the contract that provides insurance coverage on the lives of two insureds. In such a contract, we will pay the death benefit on the death of the last surviving insured. Most of the discussions in this prospectus that reference a single insured may also be read as though the single insured were the two insureds under a joint contract. Certain discussions in the prospectus are modified if a joint and last survivor rider is added to the contract. See Appendix B -- "Joint and Last Survivor Rider."

CONTRACT VALUES

You may allocate net premiums to one or more available divisions and/or the fixed fund. To the extent you allocate net premiums to the available divisions: (1) the insurance account value will, and the death benefit may, vary with the investment performance of the chosen available divisions; (2) you bear the entire investment risk associated with the investments of the selected available divisions; and (3) there is no guaranteed minimum insurance account value. To the extent you allocate net premiums to the fixed fund, the insurance account value will accrue interest at a guaranteed minimum rate.

THE SEPARATE ACCOUNT

You have several separate account divisions to which you can allocate net premiums, subject to certain limitations set forth in the contract. A list of the available divisions appears in Appendix A. Each available division of the separate account invests its assets in shares or units of an underlying portfolio managed by one or more investment managers. Each underlying portfolio has a different investment objective which is described in the prospectus for the underlying portfolio. The underlying fund prospectuses accompany this prospectus.

We may add and/or delete available divisions from time to time. We will notify you in writing of any such change.

DEATH BENEFIT

We will pay the death benefit to the named beneficiary upon the death of the insured. The amount of the death benefit depends on which the death benefit option is in effect. So long as the contract remains in force, the minimum death benefit under each of the death benefit options will be equal to at least the contract's current face amount.

PREMIUMS

You have considerable flexibility as to both the timing and the amount of premium payments. We will not issue a contract unless we receive an initial premium payment that is equal to at least one year's worth of the contract's monthly charges plus any premium loads. We may allow a reduced initial premium for certain contracts. Subsequent premium payments must be at least $50. You may pay subsequent premiums at any time and as often as you like, subject to certain restrictions. Please see the "The Contract -- Premiums" section. If your initial and subsequent premiums are too low, your insurance coverage may cease.

We will allocate your initial net premium to the money market division during the free look period. After the free look period expires, you may allocate the insurance account value among the available divisions of the separate account and the fixed fund. Thereafter, you may transfer the insurance account value among the available divisions of the separate account and the fixed fund by written request, subject to certain restrictions. You may transfer your insurance account value by dollar amounts or by percentages.

CHARGES AND DEDUCTIONS


In order to cover our expenses, we deduct certain charges from your premiums and insurance account value. We briefly describe these charges below. For more detailed information, you should see the "Charges and Deductions" section. For information regarding the investment advisory fees and operating expenses of the underlying portfolios, you should see the chart below.

The following table shows a summary of the operating expenses of the funds as reported for the fiscal year ending December 31, 1998.

------------------------------------------------------------------------
                   ANNUAL FUND OPERATING EXPENSES
               AS A PERCENTAGE OF AVERAGE NET ASSETS
------------------------------------------------------------------------
          INVESTMENT FUND                               TOTAL EXPENSE
------------------------------------------------------------------------
                  Evergreen Variable Trust
------------------------------------------------------------------------
Evergreen VA Fund                                          1.0000%
------------------------------------------------------------------------
Evergreen VA Foundation Fund                               1.0000%
------------------------------------------------------------------------
Evergreen VA Growth and Income Fund                        1.0000%
------------------------------------------------------------------------
        Frank Russell Investment Management Company
------------------------------------------------------------------------
Aggressive Equity Fund                                     1.2500%
------------------------------------------------------------------------
Core Bond Fund                                             0.8000%
------------------------------------------------------------------------
Multi-Style Equity Fund                                    0.9200%
------------------------------------------------------------------------
Non-U.S. Fund                                              1.3000%
------------------------------------------------------------------------
              General American Capital Company
------------------------------------------------------------------------
Money Market Fund                                          0.2050%
------------------------------------------------------------------------
              Variable Insurance Products Fund
------------------------------------------------------------------------
Equity-Income Portfolio                                    0.4863%
------------------------------------------------------------------------
Growth Portfolio                                           0.5863%
------------------------------------------------------------------------
High Income Portfolio                                      0.5824%
------------------------------------------------------------------------
Overseas Portfolio                                         0.7363%
------------------------------------------------------------------------
            Variable Insurance Products Fund II
------------------------------------------------------------------------
Asset Manager Portfolio                                    0.5363%
------------------------------------------------------------------------
Index 500 Portfolio                                        0.2400%
------------------------------------------------------------------------
Investment Grade Bond Portfolio                            0.4324%
------------------------------------------------------------------------
Contrafund Portfolio                                       0.5863%
------------------------------------------------------------------------
            Variable Insurance Products Fund III
------------------------------------------------------------------------
Balanced Portfolio                                         0.4363%
------------------------------------------------------------------------
                     Janus Aspen Series
------------------------------------------------------------------------
Growth Portfolio                                           0.7000%
------------------------------------------------------------------------
Worldwide Growth Portfolio                                 0.7400%
------------------------------------------------------------------------
Balanced Portfolio                                         0.8300%
------------------------------------------------------------------------

Premium Load. We deduct a premium load from your initial premium and each subsequent premium. The premium load includes: (1) a distribution charge, which consists of a premium expense load and a commission charge; (2) a premium tax charge, which covers state premium taxes; and
(3) a federal tax charge.


In the first year, the distribution charge equals a maximum of 30% of the premiums paid, up to one target premium, and 2% of premiums thereafter. Thereafter, the distribution charge declines as a percentage of premiums paid as follows:
* for years 2-10 the distribution charge equals a maximum of 10% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter;
* for years 11-15 the distribution charge equals a maximum of 8% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter; and
* for years 16 and thereafter the distribution charge equals a maximum of 4% of premiums paid during each year, up to a target premium, and 2% of premiums thereafter.

The premium tax charge reflects the state premium taxes imposed under the contract. The federal tax charge equals 1% of all premiums paid in all years.

Mortality and Expense. We charge a fee for the mortality and expense that we assume under the contract. We calculate and deduct the daily fee based upon a percentage of your insurance account value attributable to each division of the separate account. Currently, this daily fee equals 35 basis points (0.35%) on an annual basis. We guarantee that this fee will not exceed 50 basis points (0.50%) on an annual basis.


Monthly Charges. We deduct monthly charges directly from your insurance account value as of the contract date and each month thereafter.
Monthly charges include an administration charge of $4.50 per month (guaranteed not to exceed $8.00 per month) and a charge for the cost of insurance. Monthly charges also include any charges for additional benefits provided by riders and charges for a special class rating, if applicable.

Underwriting Charge. We will deduct an underwriting charge, not to exceed $100, on the issue date of the contracts that we issue on a medically underwritten basis. We deduct a similar charge following medical underwriting in connection with certain changes in the contract. This charge changes if you add a joint and last survivor rider. See Appendix B. We may reduce or waive the underwriting charge under certain circumstances.

Loan Charges. On each anniversary of the contract, your insurance account value is: (i) reduced by loan interest due and unpaid for the previous year; and (ii) increased by the interest credited to the borrowed fund during the previous year. As a result, if you do not pay loan interest when due, then on the contract's anniversary, we will reduce your insurance account value by the difference between the loan interest due and unpaid for the previous year and the interest credited to the borrowed fund during the previous year.

Other Charges. We do not currently charge a fee for federal, state, or local taxes that we incur that may be attributable to the separate account. However, we may impose such a charge in the future to provide for any tax liability incurred by the separate account.

Investment advisory fees and operating expenses of the underlying portfolio are paid out of the amounts invested in the portfolios. These charges appear in Appendix A.


At your request, we will provide policy illustrations in addition to the reports we customarily provide. Depending upon the type and complexity of the illustration, we may charge a reasonable fee, not to exceed $50.


CONTRACT LOANS

You may obtain a loan under your contract. The amount you may borrow is subject to a maximum. Interest will be charged for any amount borrowed in accordance with the loan interest rate option you select.

We will deduct the amount of a loan from: (1) the amount payable on surrender of the contract; and (2) the death benefit proceeds. Interest on loans accrues daily. Unpaid interest is capitalized each year and added to the loan. Depending upon the investment performance of the available divisions and the amounts borrowed, loans could cause your contract to lapse. If your contract lapses with a loan outstanding, you may be subject to adverse tax consequences. Contract loans may also have other federal income tax consequences. Please see the "Federal Income Tax Considerations" section.

SURRENDER AND PARTIAL WITHDRAWALS


As long as the insured is alive, you may surrender your contract for its net cash value by submitting a written request to our home office. To the extent that you have allocated your insurance account value to the available divisions of the separate account, we do not guarantee a minimum net cash value. As long as the insured is alive, you may withdraw a portion of your net cash value, subject to certain restrictions. Please see the "The Contract -- Surrender and Partial Withdrawals" section.


Surrender and partial withdrawals may have federal income tax consequences. Please see the "Federal Income Tax Considerations" section.

TERMINATION

The contract will not automatically terminate if you fail to pay subsequent premiums. However, your contract may terminate prior to its maturity date if it has insufficient net cash value to pay monthly charges.

ILLUSTRATIONS

The illustrations provided in this prospectus or used in connection with the purchase of your contract are based on hypothetical rates of return. We provide these hypothetical rates of return only for the purposes illustrating the contract. The rate are not guaranteed, nor should they be deemed to be a representation of past or potential investment performance. Your actual rates of return may be more or less than those in the illustrations and, therefore, your actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a contract, you should consider whether it would be more advantageous to change, or add to, an existing contract. It is generally not advisable to purchase another insurance contract as a replacement for existing coverage. You should carefully consider this if your decision to replace a policy is based solely on a comparison of contract illustrations.

TAX CONSIDERATIONS

We intend for the contract to satisfy the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Under certain circumstances, a contract may be a "modified endowment contract" under federal tax law. Whether a contract is a modified endowment contract depends on the amount of premium payments made in relation to the death benefit. We will monitor your contract and attempt to notify you on a timely basis if your contract is in jeopardy of becoming a modified endowment contract. The tax status of contracts issued with a supplemental term insurance rider, or a joint and last survivor rider, is less clear. For further discussion of the tax status of a contract and the tax consequences of being treated as a life insurance contract or a modified endowment contract, please see the "Federal Income Tax Considerations" section.

FREE LOOK AND CONVERSION RIGHTS

In most states, you may cancel your contract within the later of: (1) 10 days after receiving it; (2) 10 days after we mail or personally deliver the notice of withdrawal right to you; or (3) within 45 days after the date of the application. If you wish to exercise your free look rights, you must return your contract to us at our home office along with written notice of cancellation. If you so cancel your contract, it will be as though it had never been issued. We will pay you a refund if you cancel your contract. The refund will equal any premium(s) paid, minus any partial withdrawals and loans together with accrued but unpaid interest.

Once the contract is issued and is in force, you may transfer all of your insurance account value out of the separate account and into the fixed fund and receive fixed and guaranteed benefits during the first 24 months of the contract. Once you exercise this right, you will not be able to transfer amounts out of the fixed fund and all net premiums paid thereafter will be allocated to the fixed fund.

                              DEFINITIONS

See Appendix B for modifications to Definitions in the event that riders are added to the Contract.

ATTAINED AGE: The Insured's Issue Age under the Contract plus the number of completed Contract Years.

APPLICATION: The application form that must be completed by any purchaser of the Contract, before the Contract can be issued.

AVAILABLE DIVISION: A Division of the Separate Account to which Net Premiums may be allocated or Separate Account Value or Fixed Fund Insurance Account Value may be transferred under the Contracts. Each Available Division invests exclusively in the shares of a corresponding Underlying Portfolio listed in Appendix A.

BENEFICIARY: The person(s), entity or entities named on SELIC's records to receive the insurance proceeds payable under the Contract after the Insured dies.

BORROWED FUND: An account established in SELIC's General Account for any amounts transferred from the Available Divisions and the Fixed Fund and held as collateral for Contract Loans. (See "Contract Loan
Privilege").

CASE: A grouping of one or more Contracts connected by a non-arbitrary factor, presented to SELIC as a group. (An example of such a factor is a common employer for the Insureds under each Contract in the grouping). (See "Explanation of a Case").

CONTRACT: The Flexible Premium Variable Life Insurance Contract offered by SELIC that is described in this Prospectus.

CONTRACT ANNIVERSARY: An anniversary of the Contract Date. It marks the start of a new Contract Year.

CONTRACT DATE: The date used to begin calculating Monthly Charges and Annual Charges under the Contract. It will be shown in the Contract.

CONTRACT HOLDER: The owner of the Contract, as shown in the records of SELIC. All of the rights and benefits of the Contract belong to the Contract Holder, unless otherwise stated in the Contract.

CONTRACT LOAN: An amount borrowed by the Contract Holder from the Insurance Account Value of the Contract.

CONTRACT MONTH: Each one month period commencing on the Contract Date and on each Monthiversary thereafter.

CONTRACT YEAR: Each successive twelve month period starting on the Contract Date and on each Contract Anniversary thereafter.

DEATH BENEFIT: The benefit payable to the Beneficiary when the Insured dies.

DEATH BENEFIT OPTION ACCUMULATION RATE: The rate at which Premiums are accumulated for purposes of calculating Death Benefit Option 3.

DIVISION:  A sub-account of the Separate Account.  Only Available
Divisions (described in this Prospectus) are available for investment under the Contracts.

EMPLOYER: A corporation, partnership, sole proprietorship, association, trust, and other similar or related entity. Affiliated Employers are considered one Employer.

EXCESS PREMIUM: Any amount of Premium paid in a Contract Year over and above the Target Premium.

FACE AMOUNT: The amount of insurance under the contract, excluding any Supplemental Term Insurance Amount. The Initial Face Amount on the Issue Date is shown in the Contract. Thereafter, it may change in accordance with the terms of the Contract.

FIXED FUND: The portion of the Insurance Account Value allocated to the Company's General Account (excluding the Borrowed Fund).

GOVERNING JURISDICTION: The state or jurisdiction in which the Contract is delivered and whose laws govern its terms. The Governing
Jurisdiction is set forth in the Contract.

HOME OFFICE: The principal administrative office of SELIC, which is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504.

INITIAL NET PREMIUM: The Initial Premium paid under the Contract less the applicable Premium Load.

INITIAL PREMIUM:  The first Premium paid under the Contract.

INSURANCE ACCOUNT VALUE: The total amount that a Contract provides for investment at any time. It is equal to the total of the amounts credited to the Contract Holder in the Separate Account, the Fixed Fund, and the Borrowed Fund.

INSURED: The person whose life is insured under the terms of the Contract. The Insured is shown in the Contract.

ISSUE AGE: The Insured's age at his/her nearest birthday as of the Contract Date.

ISSUE DATE: The day the Initial Premium is received and accepted by SELIC. This is also the date that insurance coverage becomes effective. All Contract values based on the Separate Account are determined beginning on the Issue Date. The Issue Date is shown in the Contract.

MATURITY DATE:  The date on which the Contract will mature.  The
Maturity Date is shown in the Contract.

MAXIMUM LOAN AMOUNT: The maximum amount of Insurance Account Value that can be borrowed by the Contract Holder under the Contract.

MINIMUM INSURANCE COVERAGE: The minimum amount of Total Insurance Coverage, which includes any Supplemental Term Insurance Amount, under the Contract. It is currently $25,000.

MINIMUM PREMIUM:  The Minimum Premium is equal to the Minimum Net
Premium plus any applicable Premium Load.

MINIMUM NET PREMIUM: The Minimum Net Premium at any time is equal to 12 times the Monthly Charges for the first month in the then current
Contract Year.

MONTHIVERSARY: The first day of each Contract Month. It is the day as of which Monthly Charges are deducted from the Insurance Account Value. The Monthiversary and the Contract Date coincide, except in months in which the Monthiversary falls on a day which is not a Valuation Day. In such months, the Valuation Day is deemed to fall on the next Valuation Day. If any Monthiversary would fall on the 29th, 30th, or 31st of a month that does not have that number of days, then the Monthiversary is deemed to be the last day of that month.

MONTHLY CHARGES: The Contract charges that are deducted monthly from Insurance Account Value. Monthly Charges include the Administration Charge, the Cost of Insurance Charge, any Monthly Charges for benefits provided by Contract rider, and any charges for special insurance class rating. (See "Charges and Deductions").

NET AMOUNT AT RISK:  The Net Amount at Risk is calculated on any
Monthiversary by subtracting the Insurance Account Value from the Death Benefit, discounted one month at a 4.00% assumed annual effective interest rate.

NET CASH VALUE:  The Contract's Insurance Account Value minus any
Contract Loan balance and interest accrued thereon and unpaid.

NET PREMIUM:  The amount of a Premium less applicable Premium Load.

PLANNED RENEWAL PREMIUM:   An amount of Premium, specified in the
Application, which the Contract Holder anticipates will be paid in each Contract Year after the first.

PREMIUM: Premiums are the payments made to SELIC under the Contract by the Contract Holder to purchase insurance on the life of the Insured and to contribute to the Insurance Account Value of the Contract. Each Premium amount may consist of Target Premium, Excess Premium, or both.

PREMIUM LOAD: An amount deducted from each Premium prior to allocation of the Premium to the Separate Account and/or the Fixed Fund. Premium Load includes the Distribution Charge (comprised of a Premium Expense Load and a Commission Charge), a Premium Tax Charge and a Federal Tax Charge.

SELIC:  Security Equity Life Insurance Company, the issuer of the
Contract.

SEPARATE ACCOUNT: A separate investment account established by the Board of Directors of SELIC to support the benefits payable under the Contract. Each Available Division of the Separate Account invests in a single corresponding Underlying Portfolio.

SEPARATE ACCOUNT VALUE: The portion of the Contract's Insurance Account Value invested in the Separate Account. It will be equal to the Contract's Insurance Account Value, less the total of amounts in the Borrowed Fund and in the Fixed Fund.

SUPPLEMENTAL TERM INSURANCE AMOUNT: The amount of insurance provided by the Supplemental Term Insurance Rider, if any. This amount is shown in the Contract. The Supplemental Term Insurance Rider is described in Appendix B.

TARGET PREMIUM: An amount of Premium used to determine Premium Loads under the Contract. The annual Target Premium is based upon the Face Amount and is shown in the Contract. For Contracts with a Face Amount equal to the Minimum Face Amount, the Target Premium will be zero (0).

TOTAL INSURANCE COVERAGE: Total amount of insurance, including coverage provided by any Supplemental Term Insurance Rider under the Contract.

UNDERLYING PORTFOLIO: An investment portfolio, managed by one or more investment managers, the shares or units of which comprise the investment of an Available Division of the Separate Account.

VALUATION DAY: A day that is a regular business day of SELIC and that the New York Stock Exchange (or its successor) is open for trading. Each Valuation Day ends at the Valuation Time.

VALUATION TIME: The close of trading on the New York Stock Exchange (or any successor exchange), which is generally 4 p.m. Eastern Time.

VALUATION PERIOD:  The period of time between Valuation Days. A
Valuation Period begins immediately after the Valuation Time on the previous Valuation Day and ends as of the Valuation Time on the next succeeding Valuation Day.

                      INFORMATION ABOUT SELIC

SELIC is a stock life insurance company domiciled in New York. It is an indirect subsidiary of GenAmerica Corporation, an intermediate stock holding company, which is, in turn, wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law.

SELIC was established in 1983 as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York..

SELIC is admitted to sell life insurance and annuities in 40 states and the District of Columbia. SELIC concentrates on sales of corporate owned life insurance products in all of these jurisdictions and sales of individual products to residents of New York.


                          THE SEPARATE ACCOUNT

Security Equity Life Insurance Company Separate Account 13 (the "Separate Account") was established by SELIC as a Separate Investment Account on December 30, 1994. The Separate Account will receive and invest the Net Premiums paid under this Contract and allocated to it. In addition, the Separate Account may receive and invest Net Premiums for other flexible premium variable life insurance contracts that might be issued by SELIC.

The Separate Account is currently divided into a number of Divisions. Not all Divisions are available for allocation of Net Premiums and transfers under the Contract. Each Available Division invests exclusively in shares of an Underlying Portfolio listed in Appendix A. Both realized and unrealized gains or losses and income from the assets of each Division of the Separate Account are credited to or charged against that Division without regard to income, gains, or losses from any other Division of the Separate Account or from any other business SELIC may conduct.

Obligations to Contract Holders and Beneficiaries that arise under the Contract are obligations of SELIC. SELIC owns the assets of the Separate Account. Those assets will only be used to support variable life insurance contracts and for any other purposes permitted by applicable laws and regulations. The portion of the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account will not be charged with liabilities that arise from any other business SELIC may conduct. SELIC may, however, transfer from the Separate Account to its General Account assets that exceed the reserves and other contract liabilities in respect of the Separate Account.

The Separate Account has been registered with the Securities and Exchange Commission ("SEC" or "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices of the Separate Account, the Contracts, or SELIC by the Commission.

There is no assurance that the stated objectives of any Underlying Portfolio will be achieved.

Detailed information concerning the investment objectives, techniques and restrictions pertaining to each Underlying Portfolio, and the expenses, investment advisory services, and risks attendant to allocating Insurance Account Value to each Underlying Portfolio, can be found in the current prospectus with respect to each Underlying Portfolio, which accompanies this Prospectus, and the current Statement of Additional Information for each Underlying Portfolio. Such information has been prepared by the Underlying Portfolio or the investment company of which it is a part, and SELIC is not responsible for preparing this information. The Underlying Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Premium payments or transfers among the Available Divisions.

Not all of the investment portfolios described in the accompanying prospectuses are necessarily available under the Contract. Moreover, SELIC cannot guarantee that each Underlying Portfolio will always be available for the Contract. In the unlikely event that an Underlying Portfolio becomes unavailable, SELIC will attempt to secure the availability of a comparable Underlying Portfolio. Shares and units of each Underlying Portfolio are purchased and redeemed at Net Asset Value, without a sales charge.

One or more of the Underlying Portfolios are available for investment by both variable life insurance and variable annuity separate accounts. It is conceivable that in the future it may be disadvantageous for both variable life and variable annuity separate accounts to invest simultaneously in an Underlying Portfolio that sells its shares to both types of separate accounts. The Board of Directors or Trustees of such Underlying Portfolios, the respective investment advisers of each Underlying Portfolio, and SELIC are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events of conflicts. Material conflicts could arise from such things as changes in state insurance laws, changes in federal income tax laws, changes in the investment management of an Underlying Portfolio, or differences in the voting instructions given by variable annuity contract owners and variable life insurance contract owners. In the event of a material irreconcilable conflict, SELIC will take steps necessary to protect our Contract Holders. This could include discontinuance of investment in an Underlying Portfolio.

                              THE CONTRACT

The Contract is a flexible premium variable life insurance contract that provides insurance on the life of an Insured. A Contract may be sold together with other related Contracts forming a Case. See Appendix B for modifications to this Section in the event that a Joint and Last Survivor Rider and/or a Supplemental Term Insurance Rider is added to the Contract.

Availability of Insurance Coverage

To be eligible for insurance under the Contract, a prospective Insured must on the Contract Date:

(1)   be at least 20 years of age and no more than 85 years of age;

(2) have elected or consented to be an Insured (if required by SELIC or the Governing Jurisdiction); and

(3) have satisfied any necessary underwriting requirements of SELIC (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge").

A Contract can be issued if the Contract Holder:

(1) provides SELIC with the data it requires including, but not limited to the prospective Insured's name, address, social security number, sex, date of birth, smoker/nonsmoker status, and citizenship
      (SELIC may also require submission of related documents that have been completed by the prospective Insured);

(2) requests Total Insurance Coverage at least equal to the Minimum Insurance Coverage for an Insured;

(3)   designates the Beneficiary under the Contract; and

(4)   pays the initial Minimum Premium for the first Contract Year.

Insurance coverage generally begins on the Issue Date for the Contract. Temporary life insurance coverage may be provided under the terms of a temporary insurance agreement. In accordance with SELIC's underwriting rules, temporary life insurance coverage may not exceed the greater of $100,000 or two times the Premium paid, and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any Death Benefit under such temporary coverage will only be paid if the Insured meets SELIC's usual and customary underwriting standards for the applied-for coverage under the Contract (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge").

As provided for under state insurance law, a Contract Holder, to preserve insurance age of the Insured, may be permitted to backdate the Contract. In no case may the Contract Date be more than six months prior to the date that the Application was completed.
If any Contract in a Case is backdated, then all Contracts in the Case must be backdated to the same date. Monthly Charges for the backdated period will be deducted as of the Contract Date, and each Monthiversary thereafter.

For modifications to this Section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider."

Evidence of Insurability

SELIC may require medical evidence of insurability for any Contract that does not meet SELIC's guaranteed issue or simplified issue standards when the Contract is issued. (See "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charge"). Medical evidence of insurability may also be required for any transaction that increases the Net Amount at Risk for the Contract. Transactions that increase the Net Amount at Risk may include but are not limited to: payment of subsequent Premiums, change of Death Benefit Option, change of Face Amount, partial withdrawals, and reinstatement of a Contract.

For modifications to this section for Joint Insureds, see Appendix B -- Last Survivor Rider.

Premiums

Premiums are the payments made to SELIC under the Contract to purchase insurance on the life of the Insured and to contribute to the Insurance Account Value of the Contract. All Premiums are payable to SELIC at its Home Office. A Premium Load is deducted from any Premium received by SELIC prior to its allocation to the Separate Account or to the Fixed Fund. The resulting amount is the Net Premium. The applicable Premium Load percentage depends upon the Case to which the Contract belongs, whether the Premium consists of Target Premium or Excess Premium, and the Contract Year in which the Premium is paid. (See "Charges and Deductions -- Premium Load).


Premiums may consist of Target Premium, Excess Premium or both. The Target Premium depends upon the Insured's Issue Age, sex, underwriting class and Face Amount. The Target Premium for the initial Face Amount is determined to be the level annual premium payable to age 100 for a level death benefit that under guaranteed cost of insurance rates and guaranteed policy expense charges and a 4.00% net interest rate (after the M&E charge) the cash value will accumulate to equal the initial Face Amount at age 100. The Target Premium is determined on the Issue Date. It is not recalculated if there is an increase in the Face Amount. It is recalculated if there is a decrease in the Face Amount, but only if the new Face Amount is below the initial Face Amount. The amount of the Target Premium is shown in your policy.


SELIC has the right to refund promptly any amount of Premium paid if necessary to keep the Contract in compliance with state and federal laws, including federal income tax laws. In particular, if a Contract Holder pays Premium amounts during the first Contract Year significantly in excess of the Planned Renewal Premium, SELIC reserves the right to refund promptly part or all of such excess if applicable state insurance law restricts the amount of commissions that would otherwise be payable to the writing agent in connection with part or all of such Premium amounts.

SELIC will not issue the Contract unless it receives a Premium payment at least equal to the initial Minimum Premium amount. The initial Minimum Premium under the Contract is equal to twelve times the Monthly Charges due under the Contract in the first Contract Month, plus any applicable Premium Load. SELIC may, in its sole discretion, require a reduced initial Minimum Premium in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of Walnut Street Securities, Inc. ("Walnut Street"), the distributor of the Contracts, or selected broker-dealers or through banks that have entered into written sales agreements with Walnut Street.

After the Initial Premium has been received and accepted by SELIC, the Contract Holder may pay subsequent Premiums on any Valuation Day provided that each subsequent Premium is at least $50 per Contract. All payments received by SELIC from the Contract Holder will be credited to the Contract as Premiums, unless the Contract Holder specifies that such payments are Contract Loan repayments. Subsequent Premiums may cause a Contract that was not classified as a "modified endowment contract" to become classified as such a contract. SELIC will take steps to monitor subsequent Premiums, and will notify a Contract Holder if a subsequent Premium, or a portion thereof, would cause a Contract to become a modified endowment contract. (See "Federal Income Tax Considerations -- Modified Endowment Contracts")

Allocation of Net Premiums: Generally, the initial Net Premium will be credited to the Money Market Division of the Separate Account and the Insurance Account Value will begin to vary with investment experience on the Valuation Day next following receipt of the initial payment at the Home Office. However, in situations where SELIC receives the initial payment with the application and underwriting is required, then the payment will be held on deposit in SELIC's General Account until underwriting is completed and the Contract is issued (the Issue Date). Any Net Premiums received during the Free Look period will be allocated to the Money Market Division. At the end of such period, Separate Account Value will be allocated to or among any of the Available Divisions and the Fixed Fund, in accordance with the Contract Holder's allocation instructions set forth in the Application, or as subsequently changed prior to the end of the Free Look period. No allocation or transfer instructions received from the Contract Holder in the Application or during the Free Look period will be acted upon until the Free Look period has expired. The duration of the Free Look period depends upon the law of a Contract's Governing Jurisdiction. The Free Look period under a Contract will expire after the number of days provided for in the applicable Governing Jurisdiction's Free Look period has elapsed following the date the Contract is delivered to the Contract Holder, as evidenced by a signed delivery receipt or certified mail return receipt, or if later, 10 days after SELIC mails or personally delivers the Notice of Withdrawal Right to the Contract Holder, or 45 days after the Application is signed. Transfer of money to the Available Divisions and, or the Fixed Fund specified by the Contract Holder will occur at the expiration of the Free Look period.


If you decide to cancel your contract during the free look period, we will pay you a refund. The refund will equal any premium(s) paid, minus any partial withdrawals and loans together with accrued but unpaid interest.

Net Premiums received after the Free Look period expires will be allocated among the Available Divisions and the Fixed Fund in accordance with the Contract Holder's instructions. Net Premiums that are received prior to the Valuation Time on any Valuation Day will be allocated as of the date they are received. Net Premiums received after such time will be allocated on the next Valuation Day.

The maximum number of Available Divisions to which the Contract's Separate Account Value may be allocated at any one time is five; amounts can also be allocated to the Fixed Fund. If no instructions accompany a Premium, the resulting Net Premium will be allocated to the Available Divisions and the Fixed Fund in the same proportions as stated in the most recently recorded Premium allocation instructions SELIC received from the Contract Holder.

The allocation of subsequent Premiums may be changed at any time upon SELIC's receipt of written notice from the Contract Holder.

Premiums to Prevent Lapse: If the Contract is in danger of lapsing because the Net Cash Value is insufficient to pay the Monthly Charges for the Contract on a Monthiversary, the amount of Premium that must be paid to prevent lapse will be equal to three times the Monthly Charges then due plus any applicable Premium Load. (See "Termination -- Termination for Insufficient Cash Value"). SELIC will send a notice to a Contract Holder when such Premiums are required to keep the Contract in force.


Premiums to Reinstate a Contract: When a Contract has lapsed due to insufficient Net Cash Value, the amount of Premium that must be paid to reinstate insurance coverage will be equal to the Monthly Charges due and unpaid at the time of lapse, plus three times the Monthly Charges due at the time of reinstatement, plus any applicable Premium Load. (See "Termination -- Reinstatement of a Contract Terminated for Insufficient Value). When the Contract has terminated, SELIC will send a notice specifying the Premiums that are required to be paid to reinstate the Contract.


Contract Values

The Insurance Account Value of the Contract is equal to the total amounts of the Insurance Account Value in each Available Division of the Separate Account, the Insurance Account Value in the Fixed Fund, and the Insurance Account Value in the Borrowed Fund.

The Insurance Account Value allocated to each Available Division is measured in "Accumulation Units." The value of an Accumulation Unit is determined as of the Valuation Time on each Valuation Day. The value of any unit will vary from Valuation Day to Valuation Day to reflect the investment performance of the Available Division applicable to that Accumulation Unit.

The value of an Accumulation Unit in each Available Division is arbitrarily set at $1.00 on the first Valuation Day for that Available Division. The value of any Accumulation Unit on any subsequent Valuation Day is equal to its value on the preceding Valuation Day multiplied by that

Available Division's Net Investment Factor for the Valuation Period. The Net Investment Factor for an Available Division for a Valuation Period equals the "gross investment rate" for such period plus one and minus the Mortality and Expense Risk Charge for that Valuation Period.

The "gross investment rate" of an Available Division for any Valuation Period is equal to the net earnings of that Available Division during the Valuation Period, divided by the value of the total assets of that Available Division at the beginning of the Valuation Period. The net earnings of each Available Division during a Valuation Period are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Available Division, reduced by any amount charged against that Available Division for premium taxes or other governmental charges paid or reserved by SELIC during that Valuation Period.

The "gross investment rate" and net earnings of each Available Division will be determined by SELIC in accordance with generally accepted accounting principles and applicable laws, rules and regulations.

Transactions which require the crediting and canceling of Accumulation Units will be processed as of the Valuation Time on the Valuation Day in which the transaction is effected. Premium payments, and requests for Contract Loans, withdrawals, transfers, or any other transaction, received in proper form before the Valuation Time on a Valuation Day will be effected as of the Valuation Time on the day that the Premium payment, or transaction request, is received. Premium payments, and transaction requests, received in proper form after the Valuation Time on a Valuation Day, will be effected as of the Valuation Time of the following Valuation Day.

The Insurance Account Value in the Money Market Division on the Issue Date is equal to the Premium paid on that date, less any applicable Premium Load less:

(1)   Cost of Insurance Charges;

(2)   Administration Charges;

(3) Any charges that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(4)   Underwriting Charges, if any; and

(5)   Charges for Special Insurance Class Rating, if any.

The Insurance Account Value in each Available Division as of the Valuation Time on any subsequent Valuation Day is equal to the Insurance Account Value in that Available Division on the prior Valuation Day plus:

(1)   Any new Net Premium allocated to that Available Division;

(2) Any amounts transferred to that Available Division from another Available Division, the Fixed Fund or the Borrowed Fund; and

(3) Any increase in value of the Available Division's investments due to investment results net of Daily Charges;

and less:

(1) Any amounts transferred from that Available Division to another Available Division, the Fixed Fund or the Borrowed Fund;

(2) Any decrease in the value of the Available Division's investments due to investment results net of Daily Charges;

(3) The Cost of Insurance Charges allocated to that Available Division (deducted only on a Monthiversary);

(4) The Administration Charges allocated to that Available Division (deducted only on a Monthiversary);

(5) Any partial withdrawals taken from such Contract and allocated to that Available Division;

(6) Any charges allocated to that Available Division that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(7)   Any Underwriting Charges allocated to that Available Division;

(8) Any charges for Special Insurance Class Rating allocated to that Available Division (deducted only on a Monthiversary); and

(9) Any other charges allocated to that Available Division as stated in the Contract.

For more information regarding the charges and expenses deducted under the Contract, see "Charges and Deduction." For more information regarding the impact that Contract Loans can have on Insurance Account Value and Net Cash Value, see "The Contract -- Contract Loan Privilege."

For description of the Insurance Account Value in the Fixed Fund and the Borrowed Fund, see "The Contract -- The Fixed Fund" and "Contract Loan Privilege."

Transfers

The Contract provides that all or part of the Insurance Account Value (except amounts in the Borrowed Fund) may be transferred between or among Available Divisions and the Fixed Fund on any Valuation Day subject to the following limitations:

(a) The Insurance Account Value cannot be allocated to more than five Available Divisions and the Fixed Fund at any one time;

(b)   Transfer requests must be in writing and in a form acceptable to SELIC;

(c) Except as described below, only one transfer is permitted in each Contract Year;

(d) SELIC reserves the right to limit the amount of any transfer. Transfers from or among the Available Divisions must be in amounts of at least $500, or, if smaller, the Insurance Account Value in an Available Division; and

(e) Transfers to the Fixed Fund may be limited. Insurance Account Value in the Fixed Fund after any transfer to the Fixed Fund may be no greater than the amount specified in the Contract. (See "The
      Fixed Fund -- Allocation of Amounts to the Fixed Fund").

Transfers from the Fixed Fund are also subject to the following limitations:

(a) The transfer must be made in the 30 day period following a Contract Anniversary; and

(b) The amount transferred may be no larger than 25% of the Insurance Account Value in the Fixed Fund on the date of the transfer.

Transfers may be requested by dollar amount or whole percentage. SELIC will execute a transfer only upon receipt of a properly executed transfer request. Written confirmation of each transfer will be sent to the Contract Holder.

Notwithstanding the above limitations, which are set forth in the Contract, SELIC will, as a matter of administrative practice, allow up to 12 transfers per year between or among Available Divisions. Contract Holders will be notified in advance if this administrative practice is changed or eliminated. For purposes of calculating the number of transfers requested in any Contract Year, all transfer requests received on the same Valuation Day will be counted as one transfer request. Transfers effected in connection with Contract Loans will not be counted for purposes of the limitations on the amount or frequency of transfers permitted in each Contract Year.

Contract Loan Privilege

The Contract Holder may request a loan against the Contract. The Contract must be assigned to the Company as the sole security for the Contract Loan. A Contract Loan may take place on any Valuation Day. An amount equal to the amount borrowed will be transferred from the Separate

Account and the Fixed Fund to the Borrowed Fund. The Borrowed Fund is a portion of SELIC's General Account reserved for amounts held as collateral for Contract Loans. A Contract Loan from, or secured by, the Contract may have federal income tax consequences. In particular, if the Contract is a "modified endowment contract" loans may be currently taxable and subject to a 10% penalty tax. (See "Federal Income Tax Considerations").

Source of Contract Loan: Insurance Account Value equal to each Contract Loan will be transferred to the Borrowed Fund, reducing the Insurance Account Value in the Separate Account and the Fixed Fund. Unless other specific instructions are received from the Contract Holder, the Contract Loan will be taken from the Available Divisions of the Separate Account and the Fixed Fund in proportion to the amount of the Contract Holder's then current Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

The maximum total of Contract Loans for each Contract is equal to the Insurance Account Value less the sum of the following:

(1)   The Minimum Net Premium for the current Contract Year;

(2) The outstanding Contract Loan amount together with interest accrued but unpaid; and

(3)   Contract Loan interest charges until the next Contract Anniversary.

If a Contract Loan is requested that would cause this maximum to be exceeded, SELIC will not process the request.

Contract Loan Interest: Contract Loan interest accrues daily and is due on each Contract Anniversary. If it is not paid when due, the Contract Loan interest will be added to the Contract Loan and, as part of the Contract Loan, will bear the same interest rate. Any Contract Loan interest capitalized on a Contract Anniversary will be treated as if it was a new Contract Loan and will be transferred from the Available Division of the Separate Account and Fixed Fund in proportion to the Insurance Account Value therein.

A fixed Contract Loan interest rate option or a variable Contract Loan interest rate option may be elected. This option may be changed by the Contract Holder on any Contract Anniversary. Written notice of the change must be received at SELIC's Home Office no more than 90 days nor less than 30 days prior to such Contract Anniversary. The Contract Loan interest rate options are as follows:

Fixed Contract Loan Interest Rate.  If a Fixed Contract Loan Interest Rate
----------------------------------
option is selected and a Contract Loan is outstanding, a fixed Contract Loan interest rate of 6.00% will be assessed annually in arrears on the Contract Anniversary.

Variable Contract Loan Interest Rate.  On each Contract Anniversary, SELIC
-------------------------------------
will declare the Variable Contract Loan Interest Rate that will apply to outstanding Contract Loans for the next Contract Year. This rate will equal the higher of a) or b), where a) is the Monthly Average of the

Composite Yield on Corporate Bonds as published by Moody's Investor Service, Inc. (or, if it is no longer published, a substantially similar average) for the calendar month ending two months before the Contract Year begins, and b) is 4.50%. If the rate calculated according to this formula is not at least
 .50% higher than the rate in effect for the previous year, SELIC will not increase the rate. If the rate calculated is at least .50% lower than the rate in effect for the previous year, SELIC will decrease the rate.

If the Variable Contract Loan Interest Rate option is selected, SELIC will inform the Contract Holder of the current Variable Contract Loan Interest Rate at the time a Contract Loan is made. The current Variable Contract Loan Interest Rate can be changed by SELIC on any Contract Anniversary, but the rate will never exceed the maximum Contract Loan interest rate permitted by the law of the Governing Jurisdiction.

Interest on Borrowed Fund: Interest will be credited to amounts held in the Borrowed Fund as collateral for Contract Loans. This rate of interest credited on the Borrowed Fund will be at least equal to an annual effective rate of 4.00%.

For the Fixed Contract Loan Interest Rate option, the rate of interest credited on the Borrowed Fund is currently set equal to 5.65%. If a Variable Contract Loan Interest Rate option is chosen, SELIC currently anticipates that the rate of interest credited on the Borrowed Fund will equal the Variable Contract Loan Interest Rate less a "loan interest spread" of .35%. This "loan interest spread" is guaranteed never to exceed .50%. The Borrowed Fund crediting rate may not be changed more frequently than annually. Any change in the Borrowed Fund crediting rate for the Contract will be effective on a Contract Anniversary. The Contract Holder will be notified in advance of any such change.

Interest credited to the Borrowed Fund will be transferred to the Available Divisions of the Separate Account and Fixed Fund on each Contract
Anniversary. The amount so transferred will be allocated among the Available Divisions of the Separate Accounts and Fixed Fund in proportion to the Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

If Contract Loan interest due for the previous Contract Year has not been paid when due, then on the Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund will be reduced by the difference between the Contract Loan interest due and unpaid for the previous Contract Year, and the interest credited to the Borrowed Fund during the previous Contract Year.

On any given day the Insurance Account Value in the Borrowed Fund will be equal to the Insurance Account Value in the Borrowed Fund on the previous day plus:

(1) Any new amounts transferred to the Borrowed Fund from the Separate Account and Fixed Fund due to new Contract Loans and/or capitalized Contract Loan Interest; and

(2)   Any interest credited to the Borrowed Fund.

and less:

(1) Any amounts transferred from the Borrowed Fund to the Separate Account and/or Fixed Fund due to Contract Loan repayments or the transfer of interest credited to the Borrowed Fund on a Contract
      Anniversary.

Repayment: All funds received by SELIC will be credited to the Contract as Premiums unless clearly designated as a Contract Loan repayment by the Contract Holder.

All or part of the Contract Loan plus accrued Contract Loan interest may be repaid at any time while the Contract is in force.

Any repayment of a Contract Loan will result in the transfer of values equal to the repayment out of the Borrowed Fund and the application of those values to the Available Divisions of the Separate Account and Fixed Fund. Unless other specific instructions are received from the Contract Holder, these values will be applied to the Separate Account's Available Divisions and the Fixed Fund in proportion to the amount of the Contract Holder's then current Insurance Account Value in each Available Division of the Separate Account and Fixed Fund.

Surrender and Partial Withdrawals

At any time during the lifetime of the Insured and while the Contract is in force, the Contract may be surrendered for its Net Cash Value on any Valuation Date. The Contract Holder must request a surrender in writing and in a form acceptable to SELIC. On surrender, SELIC will pay to the Contract Holder in a single sum the Contract's Net Cash Value as of the Valuation Day during which a proper surrender request is received. A Contract's Net Cash Value is the Insurance Account Value less any outstanding Contract Loan and accrued and unpaid Contract Loan interest. If a proper surrender request is received on a Monthiversary, then Monthly Charges will not be deducted on that Monthiversary. A surrender may have Federal income tax consequences. (See "Federal Income Tax Considerations"). Once the Contract is surrendered, SELIC's obligations under the Contract will cease. (See "Termination").

The Contract Holder may also request partial withdrawals of Net Cash Value from one or more Available Divisions and the Fixed Fund. The withdrawal must be requested by the Contract Holder in writing on a form acceptable to SELIC. Unless other specific instructions are received from the Contract Holder, the withdrawal will be taken from each Available Division and the Fixed Fund in proportion to the Contract Holder's then current Insurance Account Value in each Available Division and the Fixed Fund. (See "The Fixed Fund").

Surrender and partial withdrawal proceeds will generally be paid to the Contract Holder within seven days. (See "Additional Provisions of the Contract -- Availability of Funds" and "The Fixed Fund").

The Contract Holder may withdraw any amount of at least $1,000 per withdrawal and up to the Contract's maximum withdrawal amount. The maximum withdrawal amount for the Contract is equal to the Insurance Account Value less the sum of the following:

(1)   The Minimum Net Premium for the current Contract Year;

(2) The outstanding Contract Loan amount together with the unpaid accrued Contract Loan interest on the Contract Loan amount; and

(3) Contract Loan interest on the Contract Loan amount until the next Contract Anniversary.

Partial withdrawals may increase the Net Amount at Risk, resulting in higher Cost of Insurance Charges under the Contract.

The Death Benefit and Face Amount may be adjusted at the time a partial withdrawal is taken, based on the amount withdrawn, the Death Benefit Option then in effect for the Contract, and the Insurance Account Value. If the Face Amount is reduced, the reduction in Face Amount for Death Benefit Option 1 or Death Benefit Option 3 will be equal to the amount of the withdrawal. The Total Insurance Coverage remaining after the partial withdrawal may not be less than the Minimum Insurance Coverage. A partial withdrawal request that would reduce the Total Insurance Coverage below this minimum will not be effected. If the Face Amount reflects previous Face Amount increases at the time of a partial withdrawal which causes a reduction in Face Amount, then partial withdrawals will be applied first to reduce the Initial Face Amount, and then to each Face Amount increase in order, starting with the first increase.

A partial withdrawal that decreases the Face Amount of the Contract will result in a recalculation of the Target Premium, and generally will decrease the Target Premium for future Contract Years.

A partial withdrawal may have Federal income tax consequences. (See "Federal Income Tax Considerations".)


Split Dollar Exception: Notwithstanding the above limitations, SELIC will, as a matter of administrative practice, at the time of a split dollar rollout, allow the owner of a Death Benefit Option 3 Contract, the option of reducing the accumulated Premiums before reducing the Face Amount. If the withdrawal is greater than the accumulated Premiums, a reduction in Face Amount will occur for the amount in excess of the accumulated Premiums.
This exception applies to Policies issued pursuant to an employer-sponsored benefit plan, with premiums paid at least in part by the employer.


Death Benefits Under the Contract

If the Insured dies while the Contract is in force, a Death Benefit is payable to the Beneficiary when SELIC receives due proof of death and any other requirements are satisfied. The amount of the Death Benefit payable depends on the Death Benefit Option selected for the Contract by the Contract Holder and in effect on the date of death of the Insured, and is adjusted for outstanding Contract Loans and unpaid charges. (See "Payment of Death Benefits"). The amount of the Death Benefit will be determined at the end of the Valuation Period during which the Insured's death occurred. The Death Benefit will be paid to the surviving Beneficiary or Beneficiaries specified in the Application or as subsequently changed. The Death Benefit under each Death Benefit Option will never be less than the Contract's Face Amount as long as the Contract remains in force. For modifications to this Section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider."

Death Benefit Options: The Contract Holder may select one of the following Death Benefit Options:

Option 1:   The Face Amount in effect at the date of death

Option 2:   The Face Amount plus the Insurance Account Value in effect at the date of death; or

Option 3:   The Face Amount in effect at the date of death, plus the
            accumulated Premiums paid under the Contract up to the date of death. In calculating the Death Benefit under this option, the Premiums are accumulated from the date such Premiums were credited to the Insurance Account Value to the date of death, at a rate equal to the Death Benefit Option Accumulation Rate shown in the Contract. This rate, which is selected by the Contract Holder and subject to approval by SELIC, may be as low as 0%, and does not have a maximum cap. A higher Death
            Benefit Option Accumulation Rate will result in higher Cost of Insurance Charges under a Contract.

To ensure that the Contract will qualify as life insurance under the Internal Revenue Code, the Total Insurance Coverage will never be less than the Minimum Death Benefit. The Minimum Death Benefit is equal to the Insurance Account Value on the date of death multiplied by the appropriate Minimum Death Benefit Factor as set forth in the Contract. Currently SELIC calculates the Minimum Death Benefit Factor in accordance with Section 7702(a)(1) of the Internal Revenue Code ("The Cash Value Accumulation Test"). In the future SELIC may offer Contracts that will use Minimum Death Benefit Factors and Premium limitations calculated in accordance with Section 7702(a)(2) of the Internal Revenue Code ("The Guideline Premium Test").
Once a Contract is issued complying with either "The Cash Value Accumulation Test" or "The Guideline Premium Test" that test and the Minimum Death Benefit Factors will be employed throughout the life of the Contract.

 A table of representative Minimum Death Benefit Factors follows:

=========================================================================
                      MINIMUM DEATH BENEFIT FACTORS
--------------------------------------------------------------------------
                                         Unisex
                        Age             Unismoke
=========================================================================
                        25                5.79
                        30                4.93
                        35                4.18
                        40                3.55
                        45                3.03
                        50                2.60
                        55                2.25
                        60                1.97
                        65                1.74
                        70                1.56
=========================================================================

Under Death Benefit Option 1 and Death Benefit Option 3, positive investment performance (if any) will be reflected in Insurance Account Value, but not in the Death Benefit, unless the Death Benefit equals the Minimum Death Benefit. Under Death Benefit Option 2, the amount of Death Benefit will always vary as the Insurance Account Value varies, but will never be less than the Face Amount. In general, if Death Benefit Option 2 is selected, positive investment performance (if any) will be reflected in the Death Benefit.

Subject to certain limitations, the Contract Holder may change the Death Benefit Option for the Contract while the Contract is in effect by notifying SELIC in writing. If SELIC approves the change, it will take effect on the next Contract Anniversary that is at least 30 days after all the required information has been provided to SELIC. The Cost of Insurance Charges for the Contract will be adjusted to provide for the change. No such change will be effective if the Insured dies before the effective date of the change.

Changing the Contract's Death Benefit Option may result in either an increase or decrease in the Face Amount. If the Face Amount increases, SELIC may require satisfactory evidence of insurability. If the Face Amount decreases, the order in which the Face Amount is reduced is assessed in the same manner as a decrease in Face Amount (See "Face Amount"). Any change in the Death Benefit Option will not be effected if it would result in Total Insurance Coverage that is less than the Minimum Insurance Coverage of the Contract. SELIC also reserves the right not to effect a requested change in Face Amount if the change would result in the Contract not satisfying the requirements of the Internal Revenue Code of 1986, as amended.

A change in the Death Benefit Option will not result in an immediate change in the amount of a Contract's Death Benefit or Insurance Account Value. If a Contract is changed from Death Benefit Option 1 to Death Benefit Option 2, then the Face Amount will equal the Face Amount prior to the change less the Insurance Account Value on the effective date of the change. If a Contract is changed from Death Benefit Option 3 to Death Benefit Option 2, then the Face Amount will equal the Face Amount prior to the change plus the accumulated Premiums less the Insurance Account Value on the effective date of the change. If a Contract is changed from Option 2 or Option 3 to Option 1, then the Face Amount will equal the Death Benefit on the effective date of the change. SELIC may require satisfactory evidence of insurability if the Contract is changed from Option 2 or Option
3 to Option 1. If a Contract is changed from Option 1 to Option 3, then the Face Amount will equal the Face Amount prior to the change less the accumulated Premiums on the effective date of change. If a Contract is changed from Option 2 to Option 3, then the Face Amount will equal the Death Benefit less the accumulated Premiums on the effective date of the change.

A change in Death Benefit Option may affect monthly Cost of Insurance Charges, because the amount of this charge varies with a Contract's Net Amount at Risk. Assuming the Death Benefit is not equal to the Minimum Death Benefit, changing from Option 2 or Option 3 to Option 1 will generally decrease Net Amount at Risk, and therefore decrease Cost of Insurance Charges, on Monthiversaries following the effective date of the change. Changing from Option 1 or Option 3 to Option 2 will generally result in a Net Amount at Risk that remains level; however, under Option 2, Cost of Insurance Charges will increase over time, because cost of insurance rates generally increase with the age of the Insured. Finally a change from Option 1 or Option 2 to Option 3 will result in a Net Amount at Risk that will vary based upon the frequency and amount of Premium payments, as well as the rate at which the Premiums are accumulated. Under Option 3, more frequent and higher premium payments as well as a higher Death Benefit Option Accumulation Rate generally will result in a higher Net Amount at Risk, and therefore higher Cost of Insurance Charges.

Face Amount: The Minimum Face Amount under a Contract is $10,000. The minimum Total Insurance Coverage is $25,000. The Initial Face Amount and Supplemental Term Insurance Amount will be set forth in the Application. The Contract Holder may, subject to approval of SELIC, change the Face Amount.
The Contract Holder must request the change by notifying SELIC in writing, and SELIC reserves the right to require satisfactory evidence of insurability, which may include a medical examination. If SELIC approves the change, it will take effect on the next Contract Anniversary which is at least 30 days after all the required information has been provided to SELIC.
A partial withdrawal may also reduce the Face Amount under a Contract.
(See "The Contract -- Surrender and Partial Withdrawals"). Decreases in Face Amount cannot reduce the Total Insurance Coverage to less than the Minimum Insurance Coverage. No such change will be effective if the Insured dies before the date of such change. SELIC reserves the right not to effect a requested change in Face Amount if the change would result in the Contract not satisfying the requirements of the Internal Revenue Code of 1986, as amended. The Net Cash Value immediately following the increase in Face
Amount must be sufficient to cover Monthly Charges to be deducted on the next Monthiversary. If Net Cash Value will not be sufficient, an additional Premium will be necessary before the increase in Face Amount will be effected.

If the Face Amount is decreased, and the Contract's Face Amount before the change in Death Benefit Option reflects previous Face Amount increases, then the Face Amount reduction will result first in the reduction of the Face Amount provided by the most recent increase, then the next most recent increase successively, and finally the Initial Face Amount.

A decrease in the Face Amount of the Contract will also result in a recalculation of the Target Premium, and generally will decrease the Target Premium for future Contract Years.

Additional insurance coverage may be available under one or more riders to the Contract, including a Supplemental Term Insurance Rider. (See Appendix B -- "Supplemental Term Insurance Rider".) Under certain circumstances, SELIC may offer Contracts through which insurance coverage is provided primarily through the Supplemental Term Insurance Rider. Because insurance coverage under such riders may be purchased through deductions from Available Divisions and/or the Fixed Fund that are not taken into account in determining Target Premium, there may not be additional Premium Load associated with this coverage. There may be circumstances in which it will be to the Contract Holder's economic advantage to include a significant portion or percentage of coverage under the Supplemental Term Insurance Rider. These circumstances depend on many factors, including the Premium levels and amount and duration of coverage, as well as the age (and, where applicable, sex, smoker status, and/or risk classification) of the Insured. As discussed above, SELIC reserves the right to refund promptly certain Premium amounts paid during the first Contract Year in excess of Planned Renewal Premium amounts. (See "The Contract -- Premiums"). In such cases, SELIC will generally agree to accept such Premium amounts provided that the Contract Holder elects to convert a portion of the Face Amount, as determined by SELIC, to coverage under a Supplemental Term Insurance Rider. Contract Holders should contact their agent for additional information.

A change in Face Amount may have Federal income tax consequences. (See "Federal Income Tax Considerations").

Payment of Death Benefit: The amount of any Death Benefit payable is adjusted as follows:

(1) By deducting the amount of any unpaid Monthly Charges against the Insurance Account Value to the date of death (See "Charges and Deductions");

(2) By deducting the amount of any Contract Loans outstanding against the Insurance Account Value on the date of death plus accrued but unpaid interest on such Contract Loans on the date of death (See
      "The Contract -- Contract Loan Privilege"); and

(3)   By deducting the amount of any unpaid charges provided by rider.

The Death Benefit will usually be paid in a lump sum within seven days of the date due proof of the Insured's death is received by SELIC at its Home Office and any other requirements are satisfied. Payment of any amount of Death Benefit based upon the Separate Account may be delayed, however, during any period that:

(1) The New York Stock Exchange (or its successor) is closed, except for normal weekend or holiday closings, or trading is restricted; or

(2)   The SEC determines that a state of emergency exists.

Settlement of any amounts not based upon the Separate Account will be made not more than six months after due proof of death is received. Interest on Death Benefits will be credited as prescribed by law. Payment of a Death Benefit may be deferred by a separate written agreement between SELIC and the Contract Holder or Beneficiary, subject to SELIC's approval. In such cases, the interest that will be credited will be at least 1.00% per annum.

Beneficiary: The Contract Holder may name or change the Beneficiary by sending written notice to SELIC. A Beneficiary may be revocable or irrevocable. An irrevocable Beneficiary may not be changed without his or her consent, and consent is also required prior to the Contract Holder's exercise of certain other rights. There may be different classes of Beneficiaries, such as primary and secondary. These classes set the order of payments. There may be more than one Beneficiary in a class. The Beneficiary designation in effect on the Issue Date is stated in the Contract Application and in any related documents which are attached to and made a part of the Contract.

                         CHARGES AND DEDUCTIONS

Certain charges will be deducted by SELIC from Premiums and from Insurance Account Value as compensation for providing the insurance benefits under the Contract, for administering the Contract, for assuming certain risks, and for incurring certain expenses in distributing the Contract. A prospective purchaser may request personalized hypothetical illustrations of the Contract's Insurance Account Value and Death Benefits. Such hypothetical illustrations will reflect the effect of the charges and deductions under the Contract and may assist a prospective purchaser in understanding the operation of the Contract.

Premium Load


Before crediting a Premium to the Available Divisions and/or the Fixed Fund, a Premium Load, consisting of a Distribution Charge, a Federal Tax charge and a Premium Tax Charge, is deducted from that Premium. Premium Load is expressed as a percentage of Premium; the percentage depends upon whether the Premium is Target Premium or Excess Premium, on the Contract Year during which the Premium is paid, and on the Issue Age of the Insured.


Distribution Charge: The Distribution Charge, which is a sales load, is comprised of a Premium Expense Load and a Commission Charge.

The Premium Expense Load will be deducted from each Premium and will equal a percentage of the Premium. The percentage will be determined based on the sum of the Initial Premiums for all Contracts in a Case, in accordance with the following table:

      Sum of the Initial Premiums
      of All Contracts in the Case        Premium Expense Load
      ----------------------------        --------------------
      Less than $250,000                        2.00%
      $250,000 - $999,999                       1.50%
      $1,000,000 and more                       1.25%

A Commission Charge will be deducted from Premiums paid in each Contract Year up to the Target Premium amount. There is no Commission Charge on any Excess Premium amount paid during a Contract Year. The Commission Charge on Premiums paid in a Contract Year up to the Target Premium amount is based upon the Issue Age of the Insured and the Contract Year as follows:

                 Commission Charges During Contract Year
                 ---------------------------------------
                                       Commission Charge
                      ---------------------------------------------------
   For                Contract Year     Contract Years     Contract Years
Issue Ages                  1                2-10              11-15
----------                  -                ----              -----
  20 - 51                 28.00%             8.00%             6.00%
  52 - 59                 28.00%             6.33%             4.00%
  60 - 67                 28.00%             4.66%             4.00%
  68 - 80                 19.00%             4.00%             4.00%
  81 - 85                 13.00%             4.00%             4.00%

For all Issue Ages the Commission Charge will be 2.00% for Year 16 and thereafter.

For Single Premium Payments, the maximum Commission Charge will be 6.00% of Premium paid. Single Premium Payments are the excess of the Premium received in the first Contract Year over Planned Renewal Premium. Failure to pay Planned Renewal Premium will not automatically result in lapse of the Contract.

The Distribution Charge is intended to compensate SELIC for its expenses in the distribution of the Contracts, including sales commissions, printing prospectuses, preparing sales literature and paying for other promotional activities. To the extent that those expenses are not recovered from the Distribution Charge, those expenses may be recovered from other sources, including profit, if any, the mortality and expense risk charge and mortality gains. In accordance with applicable SEC regulations, Distribution Charge amounts will not exceed nine percent of the sum of the "guideline annual premiums" that would be paid during the period equal to the lesser of 20 years or the anticipated life expectancy of the Insured based on the 1980 Commissioners Standard Ordinary Mortality Table, as defined in such regulations.

For modifications to this section for Joint Insureds, see Appendix B -- "Joint and Last Survivor Rider." For modifications to this section with the addition of a Term Rider, see Appendix B -- "Supplemental Term Rider Insurance."

Premium Tax Charge: SELIC also deducts from each Premium a Premium Tax Charge approximately equal to the taxes that are based on such Premium received under the Contract and that are imposed on SELIC by the state in which the Contract Holder resides or by the state in which the Insured resides. In general, for Cases with one Contract Holder and with less than 500 Contracts, this charge will be determined as to any Contract in accordance with the law of the state in which the Contract Holder resides. For Cases with a greater number of Insureds and one Contract Holder, the amount of the charge as to any Contract will be determined in accordance with the law of the state in which the Insured resides. State premium tax rates currently range from .75% to 5.00%.


Federal Tax Charge: SELIC also deducts from each Premium a charge for federal income taxes, equal to 1.00%, which compensates SELIC for an increased federal tax burden resulting from the receipt of Premiums under Section 848 of the Internal Revenue Code. This charge for federal income taxes is reasonable in relation to SELIC's federal tax burden under Section 848 resulting from the receipt of Premiums under the Contracts.


Daily Charges

Mortality and Expense Risk Charge: Each Division of the Separate Account is assessed a Mortality and Expense Risk Charge, which will never exceed an annual effective rate of 0.50% of the Contract's Separate Account Value attributable to that Division. Currently, the amount of this charge is an annual effective rate of 0.35% of the Separate Account Value, which is equivalent to 0.000957233% of the Separate Account Value attributable to the Division on a daily basis.

The charge, which is designed to compensate SELIC for the mortality and expense risks it assumes under the Contract, is deducted on a daily basis from the Separate Account's assets.

The mortality risk assumed by SELIC under the Contract is that Insureds may, on average, live for shorter periods of time than estimated and therefore that the Cost of Insurance Charges specified in the Contract will be insufficient to meet actual claims. The expense risk assumed by SELIC under the Contract is the risk that other expenses of issuing and administering the Contract and operating the Separate Account will be greater than the charges imposed under the Contract to cover such expenses. If the money collected from the Mortality and Expense Risk Charge is not needed to cover these risks, it will be SELIC's gain and will be used for any proper purpose. Conversely, if the money collected is insufficient to cover these risks, SELIC will absorb any loss.

Monthly Charges

As of the Contract Date and on each Monthiversary thereafter, Monthly Charges will be deducted from each Available Division and the Fixed Fund. Monthly Charges consist of the Administration Charge, the Cost of Insurance Charge, charges for additional benefits provided by Contract rider, and charges for Special Insurance Class Rating, if any. These charges will be deducted from each Available Division and the Fixed Fund in proportion to the Insurance Account Value attributable to each Available Division and the Fixed Fund.

Administration Charge: On each Monthiversary, a charge is deducted to compensate SELIC for administrative expenses. The current amount of this charge is $4.50 per month per Contract. This charge may change, but is guaranteed not to exceed $8.00 per month per Contract. The Administration Charge is assessed to reimburse SELIC for the expenses associated with the administration and maintenance of the Contract and the Separate Account. SELIC does not expect to profit from this charge.

Cost of Insurance Charge: A deduction for SELIC's cost of insurance protection is made on each Monthiversary and, unless otherwise specified by the Contract Holder, will be based on unisex and unismoke rates. The cost of insurance rates generally increase as the Insured's Attained Age increases. SELIC also offers rates, upon a Contract Holder's request, that vary based on the sex (except Contracts sold in Montana; See "Unisex Requirements Under Montana Law") and smoker class of the Insured. However, any variation by sex and/or smoker class must be applied on a consistent basis for all Contracts in the applicable Case.

The Cost of Insurance Charge is determined by multiplying the applicable cost of insurance rate by the Net Amount at Risk each Contract Month. Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges deducted from the applicable Insurance Account Value. Since the Net Amount at Risk may not be constant, the charge could vary monthly.

The guaranteed cost of insurance rates will not be greater than the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates, as well as the rates used for Federal income tax purposes, are based on the 1980 Commissioners Standard Ordinary (CSO) Mortality Tables, Age Nearest Birthday that correspond to the applicable sex and smoker blend under the Contract. Current Cost of Insurance Charges may be lower and may be changed. The current Cost of Insurance Charges for the Contract Year are shown in the Contract Holder's annual statement.


SELIC may offer insurance coverage up to $1 million on a guaranteed issue
(no medical underwriting required) or simplified issue (limited medical underwriting) basis under Contracts that meet all the following requirements:


1)    The Case to which the Contract belongs has at least 25 Insureds;

2) Each Insured under the Contracts in the applicable Case must at the time of issue be actively at work for a common Employer for a minimum of 1,000 hours annually;

3) 100% of "eligible persons," defined in a manner acceptable to SELIC, must be named as an Insured under the applicable Case;

4) The Face Amount, and any Supplemental Term Insurance Amount, for each Contract in the applicable Case must be determined in all years by a formula acceptable to SELIC;

5) The Face Amount increases, including any increases in Supplemental Term Insurance Amount, in any given year for any Contract in the applicable Case cannot exceed 10% and the cumulative increase in any Face Amount cannot exceed the smaller of the initial Total Insurance Coverage or $1,000,000;

6) The Contract Holder, Insured and Beneficiary of each Contract in the applicable Case must be either an entity domiciled in the United States or a United States citizen; and

7) The Insured under each Contract in the applicable Case must be between the ages of 20 and 65.

For Simplified Issue Contracts, SELIC requires that certain medical information regarding the prospective Insured be provided in the Application.

SELIC will also offer Contracts on a medically underwritten basis. In these situations, the rating of an Insured will affect the cost of insurance rates. SELIC will offer medically underwritten Contracts on a standard and substandard rating basis. Standard rates will, in general, be less than substandard rates.

For Contracts with applications dated prior to April 29, 1996 and issued on a guaranteed issue or simplified issue basis, the Cost of Insurance Charges will vary only by the Attained Age of the Insured. For Contracts with applications dated on or after April 29, 1996 and issued on a guaranteed issue basis, the Cost of Insurance Charges will vary only by the Attained Age of the Insured but for Contracts issued on a simplified issue basis the Cost of Insurance Charges will vary by the Issue Age and the number of completed Contract Years under the Contract. For all Contracts issued on a medically underwritten basis the Cost of Insurance Charges will vary by the Issue Age and the number of Completed Contract Years under the Contract. In general, cost of insurance rates under Contracts that are issued on a guaranteed issue basis will be greater than cost of insurance rates on Contracts issued on a simplified issue basis, which will be greater than cost of insurance rates on Contracts that are issued on a standard medically underwritten basis.

SELIC may require medical underwriting for any transaction that increases its Net Amount at Risk. If any medical underwriting has taken place, an Insured's rate class may affect the guaranteed and current cost of insurance rate applicable to that Insured, but not the cost of insurance rate applicable for Federal income tax purposes which for all Contracts will be equal to 100% of the applicable 1980 CSO table.

Each Insured is placed in a rate class when SELIC issues a Contract, based on the Case to which the Contract belongs and underwriting information, including medical underwriting, if any. When an increase in Face Amount is requested, SELIC reserves the right: (i) to accept or reject the request, with or without obtaining additional underwriting information; and (ii) to obtain additional underwriting information, including medical underwriting, before approving the increase to determine whether a different rate class would apply to the increase. If the Insured's rate class at the time of the increase has declined since the last change in coverage, and SELIC approves the change in coverage, then the lower rate class will be applied to the Face
Amount increase only. If the Insured's rate class at the time of the increase has improved since the last change in coverage, then the improved rate class will be applied to the Total Insurance Coverage provided under the Policy.

Additional Insurance Benefits and Special Insurance Class Ratings: Subject to certain requirements, one or more riders may be added to a Contract.
These riders and the charges associated therewith are described in Appendix B to this Prospectus. (See "Additional Provisions of the Contract -- Entire Contract"). Deductions will be made on each Monthiversary for applicable charges for any additional benefits provided by Contract rider.

Deductions will also be made on each Monthiversary for any applicable Special Insurance Class Rating Charges, which are imposed under the Contract if a Contract is issued on a substandard basis. These charges are set forth in the Contract.

Underwriting Charges


An Underwriting Charge of up to $100 will be deducted from the Insurance Account Value on the Issue Date if the Contract is issued on a medically underwritten basis. Medically underwritten Contracts, for purposes of deducting this charge, are all Contracts other than those issued on a guaranteed issue or simplified issue basis (see "Charges and Deductions -- Monthly Charges -- Cost of Insurance Charges"). SELIC also reserves the right to deduct an Underwriting Charge of up to $100 from the Contract's Insurance Account Value on any Monthiversary following a Contract Month in which medical underwriting has taken place due to an increase in SELIC's Net Amount at Risk with respect to the Contract. The Underwriting Charge is assessed to reimburse SELIC for the expenses associated with the underwriting of the Contract. SELIC does not expect to profit from this charge.


SELIC may, in its sole discretion, reduce or waive the Underwriting Charge in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of selected broker-dealers or through banks that have entered into written sales agreements with Walnut Street. Any reduction in or waiver of the Underwriting Charge is reflected in the Contract.

The Underwriting Charge will be deducted from the Available Divisions and the Fixed Fund in proportion to Insurance Account Value attributable to each Division and the Fixed Fund.

For modifications to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.

Annual Charges

On each Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund is: (i) reduced by Contract Loan interest due and unpaid for the previous Contract Year; and (ii) increased by the interest credited to the Borrowed Fund during the previous Contract Year. The net result is that if Contract Loan interest is not paid when due, then on the Contract Anniversary, the Insurance Account Value attributable to the Separate Account and Fixed Fund will be reduced by the difference between the Contract Loan interest due and unpaid for the previous Contract Year and the interest credited to the Borrowed Fund during the previous Contract Year.

Other Charges

Taxes and Other Governmental Charges: SELIC does not currently make any charges against the Divisions of the Separate Account for Federal, state or local taxes attributable to them. However, SELIC may in the future impose such a charge to provide for any tax liability of the Separate Account.

Fees and Expenses of Underlying Portfolios: The value of an Accumulation Unit of each Separate Account Division that invests in shares or interests of an Underlying Portfolio will reflect the expenses incurred by that Underlying Portfolio. The Underlying Portfolio's expenses will include its investment management fee and its operating expenses. The management fees and operating expenses of each Underlying Portfolio are set forth in the accompanying prospectus for such underlying Portfolio.

Illustrative Report Fee: At the Contract Holder's request, SELIC will provide an illustrative report in addition to the reports it customarily provides. Depending upon the type and complexity of the requested report, SELIC may charge a reasonable fee not to exceed $50.00 per report. (See "Records and Reports"). This fee must be paid by the Contract Holder separately, and will not be considered a Premium payment.


                               TERMINATION

The Contract terminates on the earliest to occur of the following:

(1) The end of the Grace Period following any Monthiversary in which the Net Cash Value for the Contract is insufficient to pay the Monthly Charges (See "Termination for Insufficient Net Cash Value," below);

(2)   The surrender of the Contract by the Contract Holder;

(3)   The Maturity Date of the Contract; or

(4)   The fulfillment of all of SELIC's obligations under the Contract.

Maturity Date

No insurance coverage will be effective on or after the Maturity Date, which is the Contract Anniversary on which the Insured reaches Attained Age 100. If the Insured is living and the Contract is in force on the Maturity Date, the Net Cash Value will be paid to the Contract Holder, the Contract will terminate, and the liability of SELIC under the Contract will cease.

For modifications to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.

Termination for Insufficient Net Cash Value

A Contract will not terminate automatically for failure to pay a subsequent Premium. However, if the Net Cash Value is not sufficient to cover the Monthly Charges due with respect to a Contract on any Monthiversary, then the Grace Period begins. This Grace Period begins on the Monthiversary on which the Monthly Charges are due. The Grace Period ends 61 days from that Monthiversary or, if later, 61 days after the date SELIC mails a written notice to the Contract Holder at the last known address shown on SELIC's records. This notice will state the Premium amount needed to keep the Contract in force. During the Grace Period, the insurance coverage under the Contract will continue in effect.

To continue the Contract's insurance coverage in force, the Contract Holder must make a Premium payment before the Grace Period ends at least equal to three times the Monthly Charges due when the Grace Period began, plus Premium Load.

The Contract will terminate without value (and therefore the insurance coverage will cease) at the end of the Grace Period if such amounts are not paid.

Reinstatement of a Contract Terminated for Insufficient Value

A Contract that has terminated for insufficient Net Cash Value may be reinstated within five years from the date of Contract termination. The Contract Holder must request the reinstatement in a form acceptable to SELIC and pay the reinstatement Premium, which must be at least equal to the Monthly Charges due and unpaid at the time of lapse, plus three times the Monthly Charges due at the time of reinstatement, plus any applicable Premium Load. Medical evidence of insurability will be required for reinstatement, and the Insured must be living on the date the reinstatement becomes effective.

For Modification to this Section for Joint Insureds see Appendix B -- Joint and Last Survivor Rider.

                             THE FIXED FUND

Amounts invested in the Fixed Fund become part of the general assets of SELIC held in SELIC's General Account. SELIC invests the assets of the General Account in accordance with applicable state insurance laws. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the General Account. The disclosure regarding the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This Prospectus describes a flexible premium variable life insurance contract. This Prospectus together with the accompanying prospectuses for the Underlying Portfolios, is generally intended to serve as a disclosure document only for the aspects of the Contract relating to the Separate Account. For complete details regarding the Fixed Fund, see the Contract itself.

General Description

The General Account consists of all assets owned by SELIC, other than those in the Separate Account and other separate accounts. Subject to applicable law, SELIC has sole discretion over the investment of the assets of the General Account.

The allocation of amounts to the Fixed Fund does not entitle a Contract Holder to share in the investment experience of the General Account. Instead, SELIC guarantees that the Insurance Account Value in the Fixed Fund will accrue interest at a rate of at least 4.00%, compounded annually, independent of the actual investment experience of the General Account.

The Borrowed Fund is also part of the General Account. (See "The Contract -- Contract Loan Privilege").

Allocation of Amounts to the Fixed Fund

At Contract issue, SELIC will determine the maximum percentage of the non-borrowed Insurance Account Value that may be allocated, either initially or by transfer, to the Fixed Fund. This maximum percentage is set forth in the Contract (the "maximum allocation percentage"). The ability to allocate Net Premiums or to transfer Insurance Account Value to the Fixed Fund may not be made available or may be limited in accordance with the terms of the Contract. SELIC, from time to time, adjust the maximum allocation percentage. Such adjustments may not be uniform to all Contracts. Subject to this maximum, a Contract Holder may elect to allocate Net Premiums to the Fixed Fund, the Separate Account, or both. Subject to this maximum, the Contract Holder may also transfer the Insurance Account Value from the Available Divisions of the Separate Account to the Fixed Fund.

Fixed Fund Benefits

If the Contract Holder allocates all Net Premiums only to the Fixed Fund and makes no transfers, partial withdrawals, or Contract Loans, the entire investment risk under the Contract will be borne by SELIC.

Fixed Fund Insurance Account Value

Net Premiums allocated to the Fixed Fund are credited to the Insurance Account Value. SELIC bears the full investment risk for these amounts and guarantees that interest credited to each Contract Holder's Insurance Account Value in the Fixed Fund will not be less than a rate of at least 4.00% per year, compounded annually. SELIC may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4.00% per year, and might not do so. Any interest credited on the Contract's Insurance Account Value in the Fixed Fund in excess of the guaranteed minimum rate of 4.00% per year will be determined in the sole discretion of SELIC. The Contract Holder assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4.00% per year. If excess interest is credited, a different rate of interest may be applied to the value in the Borrowed Fund. The value in the Fixed Fund will be calculated on each Monthiversary of the Contract.

SELIC guarantees that, on each Valuation Date, the Insurance Account Value in the Fixed Fund will be the amount of the Net Premiums allocated or Insurance Account Value transferred to the Fixed Fund, plus interest at the rate of 4.00% per year, plus any excess interest which SELIC credits and any amounts transferred into the Fixed Fund, less the sum of all Contract charges allocable to the Fixed Fund and any amounts deducted from the Fixed Fund in connection with partial withdrawals, surrender charges or transfers to the Separate Account.

On any given day the Insurance Account Value in the Fixed Fund will be equal to the Insurance Account Value in the Fixed Fund on the prior Valuation Day plus:

(1)   Any new Net Premium allocated to the Fixed Fund;

(2) Any amount transferred to the Fixed Fund from an Available Division or the Borrowed Fund; and

(3)   Any interest credited to the Fixed Fund;

and less:

(1) Any amount transferred from the Fixed Fund to an Available Division or the Borrowed Fund;

(2) The Cost of Insurance Charges allocated to the Fixed Fund (deducted only on a Monthiversary);

(3) The Administration Charges allocated to the Fixed Fund (deducted only on a Monthiversary);

(4) Any partial withdrawals taken from such Contract and allocated to the Fixed Fund;

(5) Any charges allocated to the Fixed Fund that are deducted from the Insurance Account Value for benefits provided by Contract riders;

(6)   Any Underwriting Charges allocated to the Fixed Fund;

(7) Any charges for Special Insurance Class Rating allocated to the Fixed Fund (deducted only on a Monthiversary); and

(8) Any other charges allocated to the Fixed Fund as stated in the Contract.

For more information regarding the charges and expenses deducted under the Contract, see "Charges and Deduction." For more information regarding the impact that Contract Loans can have on Insurance Account Value and Net Cash Value, see "The Contract -- Contract Loan Privilege."

Fixed Fund Transfers, Surrenders, Partial Withdrawals and Contract Loans

Prior to the Maturity Date, amounts may be transferred from the Fixed Fund to the Available Divisions or partially withdrawn from the Fixed Fund.
Transfers from the Fixed Fund are subject to the following restrictions:

      (a) The transfer must be made in the 30-day period following a Contract Anniversary; and

      (b) The amount transferred in any Contract Year may be no larger than 25% of the Insurance Account Value in the Fixed Fund on the date of the transfer or withdrawal.

Contract Loans and partial withdrawals may also be made from the Contract's Insurance Account Value in the Fixed Fund, subject to the conditions and restrictions on Contract Loans and partial withdrawals described above. (See "The Contract -- Contract Loan Privilege" and "The Contract -- Surrender and Partial Withdrawals").

Transfers, surrenders, and partial withdrawals payable from the Fixed Fund and the payment of Contract Loans allocated to the Fixed Fund may be delayed for up to six months. However, if payment is deferred for 30 days or more, SELIC will pay interest at the rate of 2.50% per year for the period of the deferment. Amounts from the Fixed Fund used to pay Premiums on Contracts with SELIC will not be delayed.

                     FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the Federal income tax considerations associated with the Contracts and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon SELIC's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.

1. Tax Status of the Contract: Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. The Section
      7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section.
      The manner in which these tests should be applied to certain features of the Contract is not directly addressed by Section
      7702 or proposed regulations issued under that section. The presence of these Contract features, the absence of final regulations, and lack of other pertinent interpretations of
      Section 7702, thus creates some uncertainty about the application of Section 7702 to the Contract.

      Nevertheless, SELIC believes that the Contract generally qualifies as a life insurance contract for federal tax purposes. Because of the absence of final regulations or any other pertinent interpretations, it, however, is unclear whether a Contract with a joint and last survivor or a term rider added will, in all cases, meet the statutory life insurance contract definition. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

      If it is subsequently determined that a Contract does not satisfy Section 7702, SELIC will take whatever steps it deems are appropriate and reasonable to cause a Contract to comply with Section 7702. For these reasons, SELIC reserves the right to modify the Contract as necessary to attempt to qualify a Contract as a life insurance contract under
      Section 7702.

      Section 817(h) of the Code requires the investments of the Separate Accounts to be "adequately diversified" in accordance with Treasury Regulations for the Contract to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in not treating the Contract as life insurance. If the Contract does not qualify as life insurance you may be subject to immediate taxation on the incremental increases in Insurance Account Value of the Contract.
      Regulations specifying the diversification requirements have been issued by the Department of Treasury, and SELIC believes it complies fully with such requirements. In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the contract owner rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Contract Holder is considered the owner of the assets of the Separate Account, income and gains from the Account would be included in the Holder's gross income.

      Though no Regulations on the subject of an owner's control of the investments of a separate account have been issued since the Regulations specifying the diversification requirements were issued, informal guidance is available from certain private letter rulings issued by the Internal Revenue Service to individual taxpayers. The ownership rights under the Contract are different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined the owners were not owners of separate account assets. For example, a Contract Holder has additional flexibility in allocating premium payments and cash values. These differences could result in the Contract Holder being treated as the owner of a pro rata share of the assets of the Separate Accounts. In addition, SELIC does not know what standards will be set forth in any regulations or additional rulings which the Treasury might issue. SELIC therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Holder from being considered the owner of a pro rata portion of the assets of the Separate Accounts or to otherwise qualify the Contract for favorable tax treatment.

      The following discussion assumes that each Contract will qualify as a life insurance contract for Federal income tax purposes.

2. Tax Treatment of Contract Benefits: SELIC believes the death benefit under the Contract should generally be excludable from the gross income of the Beneficiaries under Section 101(a)(1) of the Code.

      Many changes or transactions involving a Contract may have tax consequences, depending on the circumstances. Such changes include but are not limited to the exchange of the Contract, a change in a Contract's Face Amount, a change of ownership, the payment of a subsequent premium, a partial withdrawal from a Contract, a complete surrender of a Contract, an assignment, a Contract Loan, or a Contract lapse with an outstanding Contract Loan. In addition, Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstance of each Contract Holder or Beneficiary. A competent tax adviser should be consulted for further information.

      Generally, the Contract Holder will not be deemed to be in constructive receipt of the Insurance Account Value including increments thereof, under the Contract until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, the Contract(s) should generally be determined on a Contract by Contract basis. (See "Multiple Contracts," below.)

      Such tax consequences further depend on whether the Contract from which the distribution is made or Contract Loan is taken is classified as a "modified endowment contract" under
      Section 7702A. However, upon a complete surrender or lapse of any Contract, if the amount received plus the amount of Indebtedness exceeds the total investment in the Contract, the excess will generally be treated as ordinary income subject to tax.

3. Modified Endowment Contracts: A Contract may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided in respect of such Contract. The premium limitation rules for determining whether a Contract is a modified endowment contract are complex. In general, a Contract will be a modified endowment contract if the accumulated premiums paid at any time during the first seven years after the Contract is established exceeds the sum of the net level premiums which would have been paid on or before such time if the future benefits provided in respect of the Contract were deemed to be paid-up after the payment of seven level annual premiums.

      In addition, if the benefits or rights associated with a Contract are "materially changed," it may cause such Contract to be treated as a modified endowment contract. The material change rules for determining whether a Contract is a modified endowment contract are also complex. In general, however, the determination of whether a Contract will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit associated with the Contract at the time of such change, the Insurance Account Value at the time of the change and the additional premiums paid in respect of the Contract during the seven years starting with the date on which the material change occurs. Moreover, a life insurance contract received in exchange for a life insurance contract classified as a modified endowment contract will also be treated as a modified endowment contract.

      (a) Distributions from Contracts Classified as Modified Endowment Contracts: Contracts classified as modified endowment contracts will be subject to the following tax rules: First, all distributions, including distributions upon lapse or surrender, from such a Contract are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Insurance Account Value of the Contract immediately before the distribution over the investment in the Contract (described below) at such time. Second, loans taken from or secured by, the Insurance Account Value of such a Contract, as well as due but unpaid interest thereon, are treated as distributions from such Contract and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Contract that is included in income except where the distribution or loan is made on or after the taxpayer attains age 59 1/2, is attributable to the taxpayer's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's Beneficiary. Contract Holders that are not natural persons are unlikely to meet these exceptions.

            If a Contract becomes a modified endowment
            Contract after it is issued, distributions made during the Contract year in which it becomes a modified endowment Contract, distributions in any subsequent Contract year and distributions within two years before the Contract becomes a modified endowment Contract will be subject to the tax treatment described above. This means that a distribution from a Contract that is not a modified endowment Contract could later become taxable as a distribution from a modified endowment Contract.

      (b) Distributions From Contracts Not Classified as Modified Endowment Contracts: Distributions from a Contract that is not a modified endowment contract are generally treated as first recovering the investment in the Contract (described below) and then, only after the return of all such investment in the Contract, as distributing taxable income.
            An exception to this general rule may occur in the case of a decrease in the death benefit provided in respect of a Contract (possibly resulting from a partial withdrawal) or any other change that reduces benefits associated with the Contract in the first 15 years after the Contract is established and that results in a cash distribution to the Contract Holder in order for the Contract to continue complying with the
            Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Contract) under rules prescribed in Section 7702.

            Loans from, or secured by, a Contract that is not a modified endowment contract are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the Contract Holder. However, if the Service or a court were to deem the loan not 'bona fide', it is possible that the loans from the Contract may be treated as taxable distributions.

            Neither distributions (including distributions upon surrender or lapse) nor loans from, or secured by, a Contract that is not a modified endowment contract are subject to the 10% additional income tax. If a Contract which is not a modified endowment contract subsequently becomes a modified endowment contract, then any distribution made from the Contract within two years prior to the date of such change in status may become taxable and subject to the 10% additional income tax.


      (c) Classification of Contract: Due to the Contract's flexibility, classification of a Contract as a modified endowment contract will depend upon the circumstances of each Contract. SELIC has adopted administrative steps designed to protect a Contract Holder against the possibility that a Contract might become a modified endowment contract. SELIC believes the safeguards are adequate for most situations, but it cannot provide complete assurance that a Contract will not be classified as a modified endowment contract. At the time a Net Premium is credited which (according to SELIC's calculations) would cause a Contract to become a modified endowment contract, SELIC will notify the Contract Holder that unless a refund of the excess Premium is requested by the Contract Holder, the Contract will be a modified endowment contract. The
            Contract Holder will
            have 30 days after receiving such notification to request the refund. If the Contract Holder requests a refund, SELIC will refund the excess Premium paid, plus the greater of (a) the investment gain on the excess premium, or (b) interest on the excess Premium calculated at an annual rate of 4.00%. The amount to be refunded will be deducted from the Insurance Account Value in the Available Divisions and in the Fixed Fund in the same proportion as the payment was allocated.


      A Contract Holder should contact a competent tax adviser before purchasing a Contract to determine the circumstances under which a Contract would be a modified endowment contract. In addition, a Contract Holder should contact a competent tax adviser before paying any additional premiums; making any other change to, including an exchange of, a Contract; or making a change to the benefits provided under a Contract to determine whether such premium or change would cause the Contract (or the new contract in the case of an exchange) to be treated as a modified endowment contract.

4. Loan Interest: Generally, interest paid on any loan under a life insurance contract owned by an individual is not deductible. In addition, interest on any loan under a life insurance contract owned by a business taxpayer on the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer is deductible only under certain very limited circumstances. A Contract Holder should consult a competent tax adviser before deducting any loan interest.

5. Investment in a Contract: Investment in a Contract means (i) the aggregate amount of any premiums or other consideration paid in respect of a Contract, minus (ii) the aggregate amount received under the Contract which is excluded from gross income of the Contract Holder (except that the amount of any loan from, or secured by, a Contract that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from or secured by a Contract that is a modified endowment contract to the extent that such amount is included in the gross income of the Contract Holder.

6. Multiple Contracts: All modified endowment contracts that are issued by SELIC (or its affiliates) to the same Contract Holder during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In view of this rule, in the event that a number of Contracts are established at the same time or during the same calendar year, it is important to determine how many, if any, of the Contracts will be treated as modified endowment contracts. A competent tax adviser should be consulted for further information.


7. Interest Expense on Unrelated Indebtedness: Under provisions added to the Code in 1997 applicable to insurance policies issued after June 8, 1997, if a business taxpayer owns or is the beneficiary of a Contract on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business carried on by that taxpayer and the taxpayer also has indebtedness unrelated to the Contract, no tax deduction will be allowed for that portion of the taxpayer's unrelated interest expense that is "allocable" to the Net Cash Value (unborrowed Insurance Account Value) of the Contract. The allocable portion of unrelated interest expense is based on the ratio of the unborrowed cash surrender values of all life insurance and annuity contracts issued to the taxpayer after June 8, 1997 to the adjusted basis of all other assets of the taxpayer. A Contract issued before June 9, 1997 will become subject to this pro rata disallowance rule if there is a material increase in the death benefit or other material change in the terms of the Contract. No business taxpayer should purchase, exchange, or increase the death benefit under a Contract on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business without specifically considering the overall tax effect that an interest in such a Contract would, or could, have.

8. Alternative Minimum Tax: There may also be an indirect tax upon the inside build-up of the Contract under the corporate alternative minimum tax.

9. Other Tax Consequences. The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement.

10. Possible Changes in Taxation: As of the date of this Prospectus, the President's budget for fiscal year 1999 includes proposals that would (i) restrict even further the deductibility of policy loan interest, so that no policy loan interest would be deductible except for interest on loans under policies insuring 20 percent owners, (ii) expand the unrelated interest expense pro rata disallowance rule enacted in 1997 so that the rule would apply to all policies owned by business entities, except for policies on 20 percent owners, (iii) tax the inside buildup of variable life insurance policies whenever policy values were reallocated among investment options available under a policy, (iv) end the tax free treatment under Code section 1035 of exchanges of variable life insurance policies, and (v) decrease the policyholder's tax basis in an insurance contract by the amount of mortality and expense charges paid to the insurer over the life of the contract. Moreover, it is possible that any changes in the tax treatment of life insurance policies could be effective prior to the date of any new legislation.

11. Possible Charge for Taxes: SELIC is presently taxed as a life insurance company and does not incur federal income tax liability, or state or local tax liability, attributable to investment income or capital gains of the Separate Account. Based on these assumptions, no charge is currently being made to the Separate Account for federal income taxes, or state or local taxes. However, SELIC may in the future impose such a charge if (i) the tax treatment of SELIC is ultimately determined to be other than what SELIC believes it to be, (ii) there are changes made in the income tax treatment, or state or local tax treatment, of variable life insurance at the company level, or of the separate accounts, or (iii) there is a change in SELIC's status. Any such charge would be designed to cover the taxes attributable to the investment results of the Separate Accounts.


                  ADDITIONAL PROVISIONS OF THE CONTRACT

Addition, Deletion, or Substitution of Investments

SELIC reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate Account may purchase. SELIC reserves the right to eliminate the shares of any of the Underlying Portfolios and to substitute the shares of another registered open-end investment company if the shares of an Underlying Portfolio are no longer available for investment or if, in SELIC's judgment, further investment in any Underlying Portfolio becomes inappropriate in view of the purposes of the Separate Account. SELIC will not substitute any shares attributable to a Contract Holder's interest in a Division of a Separate Account without notice to the Contract Holder and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from permitting a conversion between series or classes of contracts on the basis of requests made by Contract Holders.

The participation agreements pursuant to which Underlying Portfolios sell shares to the Separate Account can be terminated by the Underlying Portfolio or by SELIC under a variety of circumstances, with or without cause.

SELIC also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new investment company, with a specified investment objective. New Divisions may be established when, in the sole discretion of SELIC, marketing needs or investment conditions warrant, and any new Division will be made available to existing Contract Holders on a basis to be determined by SELIC. SELIC may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions, if, in its sole discretion, marketing, tax, or investment conditions warrant; such changes will not occur without notice to the Contract Holder and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

In the event of a substitution or change, SELIC may, if it considers it necessary, make changes in the Contract by appropriate endorsement. SELIC will notify Contract Holders of any such changes.

If deemed by SELIC to be in the best interests of persons having voting rights under the Contracts, and to the extent any necessary SEC approvals or Contract Holder votes are obtained, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) de-registered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of SELIC. To the extent permitted by applicable law, SELIC may also transfer the assets of the Separate Account associated with the Contract to another separate account.

Also, subject to the approval of the New York Superintendent of Insurance, SELIC has the right to change the investment policy of any Separate Account Division. If required, the process for obtaining approval of a material change from the New York Superintendent of Insurance will be filed with the insurance supervisory official of the Governing Jurisdiction. SELIC will notify the Contract Holder if any material change of investment policy is approved.

Incontestability

SELIC must bring any legal action to contest the validity of any insurance coverage under the Contract within two years from the applicable Issue Date of the Contract, or from the effective date of any change in coverage requiring medical evidence of insurability, as applicable.

Conversion Rights

Once the Contract is issued and as long as the Contract is in force, a Contract Holder may during the first 24 months, transfer all of the Insurance Account Value into the Fixed Fund and receive fixed and guaranteed benefits under the Contract. Once this right is exercised, no transfers out of the Fixed Fund will be allowed and all Net Premiums paid after the election will be allocated to the Fixed Fund. This request must be in writing and must specifically indicate that the transfer is being made pursuant to the Conversion Right. This transfer will not be subject to any transfer limitations or charges. At the time of such transfer, there will not be any effect on the Contract's Death Benefit, Contract Loans, Face Amount, Net Amount at Risk, Issue Age or insurance class. All benefits after a conversion will be based upon the Fixed Fund.

Misstatement of Age or Sex

If the age or sex of the Insured has been misstated in the Application and the misstatement is discovered after the Insured's death, the amount of death benefit payable by SELIC will be that which the most recent mortality charges would have purchased for the correct age and sex. If the Insured is still living at the time of discovery, future amounts payable will be adjusted based upon the correct facts.

Suicide

Subject to the insurance laws of the Governing Jurisdiction, if the Insured commits suicide, while sane or insane, within two years from the date coverage becomes effective with respect to such person under the Contract, only a limited Death Benefit will be payable. In such case, the amount of the Death Benefit will be equal to the amount of the Net Premiums paid, less any partial withdrawals, and less any Contract Loans and any Contract Loan interest accrued but unpaid.

If, after the expiration of the two year period described above, the Insured commits suicide within two years from the date of receipt of any subsequent Premium that increases the amount of the Death Benefit, the amount of the Death benefit attributable to such increase will be limited to a refund of the Cost of Insurance Charges made for such increase.

Availability of Funds

Cash payments from the Contract for partial withdrawals, Contract Loans, and surrenders will usually be made within seven days after a written request is received at the Home Office of SELIC. Transfers between or among Separate Account Divisions will usually be effected on the date the transfer request is received in good order. Payment or transfers may be delayed, however, during any period that:

(1)   The New York Stock Exchange (or its successor) is closed for trading;
      or

(2)   The SEC determines that a state of emergency exists.

Payment of the portion of any amount payable from the Fixed Fund for Contract Loans, partial withdrawals or surrender, and transfers to the Separate Account Divisions may be delayed for not more than six months. If payment is deferred for 30 days or more, SELIC will pay interest on such amounts at the rate of 2.50% per year for the period of deferment.

Entire Contract

The Contract is issued in consideration of the Application and the Initial Premium. The Contract and Application, a copy of which is attached to the Contract, together with any Contract Schedules, any riders, and any other related documents constitute the entire Contract. Any waiver or change of any provision in the Contract must be in writing and signed by an officer of SELIC. Additional insurance benefits may be made available under the Contract by rider. Any such riders selected by the Contract Holder and agreed to by SELIC will be attached to and made a part of the Contract.

The failure of SELIC to enforce any provision of the Contract does not constitute and cannot be construed as a waiver of such provision or of the right to enforce it at a later time, nor does the waiver of any provision by SELIC on one or more occasions constitute nor can it be construed as a waiver for all occasions, and SELIC cannot be stopped from enforcing any provision of the Contract except as may be otherwise agreed to in writing by an officer of SELIC.

Representations in Application

SELIC deems all statements in the Application to be representations and not warranties. SELIC will not use any statement, in the absence of fraud, to void the Contract or to defend a claim for the insurance benefits under the Contract unless it is contained in the Application and a copy of the Application is attached to the Contract on the Issue Date, or unless it is contained in a related document and signed either by the Contract Holder or by the proposed Insured, and a copy of such completed document is provided to the Contract Holder on the Issue Date or on the effective date of any change requiring evidence of insurability.

Contract Application and Contract Schedules

If any information contained in the Contract, Application, Contract Schedules, or any other related documents for the Contract is inaccurate or untrue on the date the Contract is issued, the Contract Holder is required under the Contract to promptly notify SELIC and provide corrected information.

Right to Amend Contract

If any provision in the Contract is in conflict with the laws of the Governing Jurisdiction, the provision will be deemed to be amended to conform with such laws. SELIC may amend the Contract from time to time as may be required to meet the definition of "life insurance" under the Internal Revenue Code of 1986, as amended, or its regulations or published rulings.

Computation of Contract Values

A detailed statement of the method used to compute the Contract's benefits and values is filed with the insurance regulatory authority of the Governing Jurisdiction. These benefits and values are not less than those required by the laws of the Governing Jurisdiction.

Claims of Creditors

The proceeds of the Contract will be free from creditors' claims to the extent allowed by law.

Notice

Any written notice required by the Contract to be given by SELIC to the Contract Holder will be effective five days after it is mailed by first class mail or 15 days after it is mailed by third class mail (or when received, if sent by any other means) to the Contract Holder at the Contract Holder's current address as noted on the records of SELIC.


Any written notice required by the Contract to be given by the Contract Holder to SELIC will be effective when received in a form acceptable to SELIC at its Home Office. To be acceptable, a notice must be in written form, in the English language (except where applicable law requires otherwise), must include all pertinent information, and must be signed by the Contract Holder or an individual authorized to act for the Contract Holder and so designated on the records of SELIC.

Assignments

Neither the Contract nor any of the rights of the Contract Holder or Beneficiary under it may be assigned or transferred without the written permission of SELIC.

Construction

In the event of a conflict between the Contract provisions and the information contained in any Contract Schedule, the provisions of the Contract will be controlling.

Severability

In the event any provision of the Contract is declared illegal or otherwise unenforceable, it will be severed from the Contract and the remainder of the Contract will be valid and enforceable.

State Variations

Certain Contract features, including the "Free Look" provision, are subject to state variations. The Contract Holder should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.


                  UNISEX REQUIREMENTS UNDER MONTANA LAW

The state of Montana generally prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits for policies issued on the lives of its residents. Therefore, all Contracts offered by this Prospectus and issued for delivery in Montana will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.


                           RECORDS AND REPORTS

All records and accounts relating to the Separate Account Divisions will be maintained by SELIC. Each year within 30 days after the Contract Anniversary, SELIC will mail a report to the Contract Holder. The report will show the Insurance Account Value at the beginning of the previous Contract Year and all Premiums paid since that time. It will also show the additions to, and deductions from, the Insurance Account Value during the Contract Year, and the Insurance Account Value, Death Benefit, Net Cash Value, any outstanding Contract Loan amount and accrued Contract Loan interest as of the current Contract Anniversary. The report will also include any additional information required by applicable law or regulation. SELIC also will mail the Contract Holder any other reports or documents required by applicable law or regulation.

In addition to the periodic reports, the Contract Holder may request an illustrative report showing projected Contract values. There may be a charge for providing an illustrative report. (See "Charges and Deductions -- Other Charges").


                          SALE OF THE CONTRACT


The Contract will be sold by individuals who, in addition to being licensed as life insurance agents for SELIC, are also registered representatives of Walnut Street Securities, Inc. ("Walnut Street"), the distributors of the Contract, or of broker-dealers or through banks who have entered into written sales agreements with Walnut Street. Walnut Street was incorporated under the laws of Missouri in 1984 and is a subsidiary of GenAmerica Corporation. Walnut Street is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No director or officer of Walnut Street owns any interest in the Separate Account, however, the policies issued through the Separate Account may be used to fund nonqualified deferred obligations of the depositor or its affiliates subject to any regulatory requirements.

SELIC will pay the writing agent compensation equal to the Commission Charge in connection with the Contract Holder's purchase of the Contract plus a maximum of 22% of Target Premium and a maximum of 5.00% of any Excess Premium.


                              VOTING RIGHTS

To the extent required by law, SELIC will vote shares of the Underlying Portfolios held in the Separate Account at regular or special shareholder meetings of the Underlying Portfolios in accordance with instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Underlying Portfolios in its own right, it may elect to do so.


The number of votes that a Contract Holder has the right to instruct will be calculated separately for each Division. Voting rights reflect the dollar value of the total number of units of each Division of the Separate Account credited to the Contract Holder at the record date rather than the number of units alone. Fractional shares will be counted. The number of votes of an Underlying Portfolio that the Contract Holder has the right to instruct will be determined as of the date established by that Underlying Portfolio for determining eligibility to vote at the meetings of the Underlying Portfolio. The formula used to determine the number of votes of an Underlying Portfolio that the Contract Holder has the right to instruct will be:
     Total Value of Policy's Cash Value in the Underlying Portfolio
                              divided by
               Total Value of the Underlying Portfolio
                             multiplied by
                         Total Number of Votes
Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Underlying Portfolio.


SELIC will vote shares as to which no timely instructions are received in proportion to the voting instructions which are received with respect to the contracts participating in that Underlying

Portfolio. SELIC will also vote shares it owns that are not attributable to contracts in the same proportion.

Each person having a voting interest in a Division will receive proxy material, reports, and other materials relating to the appropriate Underlying Portfolio.

Disregard of Voting Instructions: SELIC may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification, or investment objective of an Underlying Portfolio, or one or more of its Series, or to approve or disapprove an investment advisory contract for an Underlying Portfolio. In addition, SELIC itself may disregard voting instructions in favor of changes proposed by a Contract Holder in the investment advisory agreement or the investment adviser of an Underlying Portfolio if SELIC reasonably disapproves of such changes. A proposed change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or SELIC determines that the change would have an adverse effect on its General
Account in that the proposed investment advisory contract for an Underlying Portfolio may result in overly speculative or unsound investments. In the event SELIC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Contract Holders.


                     STATE REGULATION OF THE COMPANY

SELIC, a stock life insurance company organized under the laws of New York, is subject to regulation by the New York Department of Insurance. An annual statement is filed with the Superintendent of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of SELIC as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least once every three years.

In addition, SELIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance departments of other states apply the laws of the state of domicile in determining permissible investments.

                                                     MANAGEMENT OF THE COMPANY

                                             BOARD OF DIRECTORS AND PRINCIPAL OFFICERS

Name                                  Principal Occupation(s) During Past Five Years
Willard N. Archie                     SELIC Director; Chief Executive Officer, Mitchell, Titus & Company (CPA management
Chief Executive Officer               consulting firm).  Prior to January 1998, Vice Chairman, Mitchell, Titus & Company. Prior
Mitchell, Titus & Company             to January 1996, Managing Partner, Mitchell, Titus & Company.
One Battery Park Plaza
New York, NY  10004-1461

Carson E. Beadle,                     SELIC Director; Consultant, Carson E. Beadle, Inc. (consulting). Prior to April 1998,
Consultant                            Managing Director, William M. Mercer Inc. (actuarial, employee benefits, compensation and
Carson E. Beadle, Inc.                human resources management consulting firm)
750 Park Avenue, Apt. 14E
New York, NY  10021

James R. Elsesser                     SELIC Director; Vice President and Chief Financial Officer, Ralston Purina Company (pet food,
Vice President & CFO                  batteries, and bread business).
Ralston Purina Company
Checkerboard Square
St. Louis, MO  63164

Stanley Goldstein                     SELIC Director; Partner, Goldstein, Golub, Kessler & Company (accounting services).
Goldstein, Golub, Kessler & Co.
1185 Sixth Avenue
New York, NY  10036

David D. Holbrook                     SELIC Director; J&H, Marsh & McLennan. Prior to May 1997, Chairman, Marsh & McLennan, Inc.
J&H, Marsh & McLennan, Inc.           (insurance and reinsurance brokers, consulting and investment management).
1166 Avenue of the Americas
New York, NY  10036

Richard A. Liddy                      SELIC Director; Chairman of the Board; President and Chief Executive Officer, General
Chairman, President and CEO           American Life Insurance Co. (life insurance).
General American Life Insurance Co.
700 Market Street
St. Louis, MO  63101

                                    -58-

Leonard M. Rubenstein,                SELIC Director; Chairman, Chief Executive Officer and Chief Investment Officer - Conning
Chairman, CEO and CIO Conning Asset   Asset Management Company (investments). Prior to January 1998, Executive Vice President -
Management Company                    Investments, General American Life Insurance Co. (life insurance).
700 Market Street
St. Louis, MO  63101

William C. Thater                     SELIC Director and President; Prior to June 1993, Vice President - Individual
President                             Life, General American Life Insurance Co. (life insurance).
Security Equity Life Insurance Co.
84 Business Park Drive, Suite #303
Armonk, NY  10504

H. Edwin Trusheim                     SELIC Director; Retired Chairman, General American Life Insurance Co. (life insurance).
General American Life Insurance Co.
700 Market Street
St. Louis, MO  63101

Virginia V. Weldon, M.D.              SELIC Director; Prior to March 1998, Senior Vice President, Monsanto Company (chemicals
242 Carlyle Lake                      diversified industry, pharmaceuticals, life science products, and food ingredients business).
St. Louis, MO  63141

Ted C. Wetterau                       SELIC Director; Chairman and Chief Executive Officer, Wetterau &
Chairman and CEO                      Associates, Inc. (retail and wholesale grocery, manufacturing business).
Wetterau Associates
8112 Maryland Avenue, Suite 250
St. Louis, MO   63105

Ben H. Wolzenski,                     SELIC Director; Executive Vice President, General American Life Insurance Co. (life
Executive Vice President -            insurance).
Individual
General American Life Insurance Co.
13045 Tesson Ferry Road
St. Louis, MO 63128

A. Greig Woodring                     SELIC Director; CEO & President, Reinsurance Group of American, Inc. (reinsurace). Prior
CEO & President                       Executive Vice President - Reinsurance, Genreal American Life Ins. Co.
Reinsurance Group of America, Inc.
660 Mason Ridge Center, Dr.,
Suite 300
St. Louis, MO 63141


                           LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws has been provided by Christopher A. Martin, General Counsel, SELIC.


                        LEGAL PROCEEDINGS

Neither SELIC nor the Separate Account is involved in any material legal proceedings.


                             EXPERTS


The audited financial statements of Security Equity Life Insurance
Company and the Separate Account have been included in this Prospectus in reliance on the reports of KPMG LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.The report of KPMG LLP covering the December 31, 1998, financial statements of Security Equity Life Insurance Company refers to a change in accounting for the capitalization of acquisition costs.


Actuarial matters included in this prospectus have been examined by Ralph A. Gorter of Security Equity Life Insurance Company, whose opinion is filed as an exhibit to the registration statement for the Contracts.

                      ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, SELIC and the Contracts. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


Like all financial services providers, Security Equity utilizes systems that may be affected by the Year 2000 transition issues, and it relies on services providers, including the underlying funds, that may also be affected. The company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its services providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, we do not anticipate that policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Security Equity currently anticipates that its systems will be Year 2000 compliant, but there can be no assurance that the company will be successful, or that interaction with other service providers will not impair the company's services at that time.

                        FINANCIAL STATEMENTS

The financial statements of SELIC which are included in this Prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of SELIC to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                   APPENDIX A -- UNDERLYING PORTFOLIOS

The Available Division of the Separate Account invests in shares or units of an Underlying Portfolio from the following open-end, management investment companies:


Evergreen Variable Trust
      Evergreen VA Fund
      Evergreen VA Foundation Fund
      Evergreen VA Growth and Income Fund

Frank Russell Investment Management Company
      Aggressive Equity Fund
      Core Bond Fund
      Multi-Style Equity Fund
      Non-U.S. Fund

General American Capital Company
      Money Market Fund




Variable Insurance Products Fund
      Equity-Income Portfolio
      Growth Portfolio
      High Income Portfolio
      Overseas Portfolio

Variable Insurance Product Funds II
      Asset Manager Portfolio
      Index 500 Portfolio
      Investment Grade Bond Portfolio

      Contrafund Portfolio

VARIABLE INSURANCE PRODUCT FUNDS III
      Balanced Portfolio

JANUS ASPEN SERIES
      Balanced Portfolio
      Growth Portfolio
      Worldwide Growth Portfolio


Each Underlying Portfolio operates as a separate investment vehicle, and the income or losses of one Underlying Portfolio has no effect on the investment performance of any other Underlying Portfolio.

This Prospectus must be accompanied by a current prospectus for each Underlying Portfolio listed.

The prospectus for each Underlying Portfolio includes information regarding the investment advisory fee and operating expenses of the Underlying Portfolio, which are reflected in the value of the Accumulation Units of the Division of the Separate Account that invests in such Underlying Portfolio. The prospectus for each Underlying Portfolio also includes investment strategies, objectives and investment advisor.

                      APPENDIX B -- CONTRACT RIDERS


                      Joint and Last Survivor Rider
                      -----------------------------

The Joint and Last Survivor Rider modifies the Contract to provide insurance coverage on the lives of two Insureds. The rider will be subject to all terms in the Contract, and the addition of the rider will not change any mechanics of the Contract, except as modified in the Contract and highlighted below. Some of the discussions in the Prospectus applicable to the Contract apply differently to a Contract to which a Joint and Last Survivor Rider has been added. Set out below are the modifications to designated sections of the Prospectus in the event that a Joint and Last Survivor Rider is added to the Contract. Except as noted below, the discussions in the Prospectus referencing a single Insured can be read as though the single Insured was two Insureds under a Contract with a Joint and Last Survivor Rider.

Definitions
------------

The following definitions apply to a Contract with a Joint and Last Survivor
Rider:

First Insured:  The first person of the two Insureds to die.

Insured: A person whose life is insured under the terms of the Contract. There are two Insureds under the Contract. Both Insureds are shown in the Contract.

Joint and Last Survivor Rider: A rider added attached to the Contract described in this Prospectus, which will amend the Contract to pay a Death Benefit after the death of Last Insured.

Last Insured:  The last person of the two Insureds to die.

The following are the major differences between a Contract with a Joint and Last Survivor Rider added, and a Contract without this rider.

      1. All conditions of eligibility of a prospective Insured will be applied to both Insureds in order for a Contract with a Joint and Last Survivor Rider to be issued. (See "The Contract -- Availability of Insurance Coverage").

      2. Death Benefits will be paid on a Temporary Insurance Coverage basis only if both Insureds meet SELIC's usual and customary underwriting standards for the applied for coverage. (See "The Contract -- Availability of Insurance Coverage").

      3. All Contracts that are issued with a Joint and Last Survivor Rider attached will require medical evidence of insurability. (See "The Contract -- Evidence of Insurability").

      4. All Contracts that are issued with a Joint and Last Survivor Rider attached will pay a Death Benefit only on the death of the Last Insured. No Death Benefit will be paid on the death of the First Insured. (See "The Contract -- Death Benefits Under the Contract").

      5. No change in Death Benefit Option or Face Amount will be effective if the Last Insured dies before the change is effective. (See "The Contract -- Death Benefit Options" and "The Contract -- Death Benefits Under the Contract").


      6. In general, a Contract with a Joint and Last Survivor Rider will have a lower Target Premium than a Contract issued on a single Insured with the same Total Insurance Coverage. This will result in lower Commission Charges for a Contract with the same Total Insurance Coverage. (See "Charges and Deductions -- Premium Load").


      7. A deduction for SELIC's cost of insurance protection is made on each Monthiversary and in general will be based upon the sex and smoker status of the two Insureds. The Joint and Last Survivor cost of insurance rates will be blended rates based upon the Issue Ages of the Insureds, the number of completed Contract Years, as well as the sex and smoker status of the Insureds. The cost of insurance rates may also vary by any special insurance class charges.

            The guaranteed cost of insurance rates will not be greater than the guaranteed maximum cost of insurance rates set forth in the Contract. These rates, as well as the rates used to calculate the Minimum Death Benefit and limitations on Premiums payable under the Contract, are based on the 1980 Commissioners Standard Ordinary Tables, Age Nearest Birthday, that correspond to the applicable ages, sex and smoker status of the Insureds. Current cost of insurance rates may be lower.

            Since a benefit is paid only in the event that both Insureds have died, Cost of Insurance Charges for Contracts with a Joint and Last Survivor Rider attached will generally be lower than the charges for a comparable single life Contract. (See "Charges and Deductions -- Cost of Insurance Charge").

      8. The calculation of the Minimum Death Benefit and any limitations on Premiums will reflect the fact that no Death Benefit will be paid until the death of the Last Insured. Assuming the same amount of requested Insurance Coverage, any limitations on Premiums payable under the Contract will be lower than those based upon a single life, while the Minimum Death Benefits will be higher than those based upon a single life. (See "The Contract -- Death Benefits Under the Contract").

      9. The Underwriting Charge for Contracts issued with a Joint and Last Survivor Rider attached will be equal to the sum of a flat fee and a charge per $1,000 of Total Insurance Coverage, subject to a maximum charge. This charge is determined separately for each Insured. The charges for each Insured are added together to obtain the total charge for the Contact. This charge is deducted on each Monthiversary for the first 12 Contract Months. The flat fee, charge per $1,000, and maximum charge are shown in the table below.

                                                       Per $1,000 of           Maximum Total
                                 Flat Fee             Total Insurance     Underwriting Charge Per
            Issue Age            Per Month           Coverage Per Month      Insured Per Month
             20 - 45               $4.17                  $.00833                 $37.50
             46 - 60               $4.17                  $.01250                 $54.17
             61 - 85               $4.17                  $.01667                 $54.17

            If there is a Contract change after issue which requires medical underwriting, SELIC will deduct on the Monthiversary following the underwriting an amount per Insured equal to $100, plus the per thousand charge above multiplied by 12, multiplied by the increase in the Net Amount at Risk to which the underwriting relates, subject to the maximum charge shown above. (See "Charges and Deductions -- Underwriting Charges").

            SELIC may, in its sole discretion, reduce or waive the Underwriting Charge in connection with the purchase of Contracts sold by licensed agents of SELIC that are also registered representatives of selected broker-dealers or through banks that have entered into written sales agreements with Walnut Street. Any reduction in or waiver of the Underwriting Charge will be reflected in the Contract.

      10. The Maturity Date of Contracts issued with a Joint and Last Survivor Rider attached will be when the younger of the two Insureds reaches the attained age of 100. (See "Termination -- Maturity Date").

      11. For a Contract issued with a Joint and Last Survivor Rider attached to be reinstated, both Insureds must be alive on the date of reinstatement. (See "Termination -- Reinstatement of a Contract Terminated for Insufficient Value").

      12. A limited Death Benefit will be paid on a Contract issued with a Joint and Last Survivor Rider if either Insured commits suicide within two years from the date coverage becomes effective or within two years from the date of receipt of a Subsequent Premium payment which increases the Death Benefit. (See "Additional Provisions of the Contract -- Suicide").

                    Supplemental Term Insurance Rider
                    ---------------------------------

A Contract Holder may elect to add a Supplemental Term Insurance Rider to the Contract at the time of the Application. The Supplemental Term Insurance Rider increases the Total Insurance Amount under the Contract. The addition of this Rider will allow SELIC to deduct additional monthly charges from the Insurance Account Value of the Contract.

This rider may be added to a single life Contract, or a Contract to which a Joint and Last Survivor Rider has been attached.

Set out below are additional definitions and other modifications applicable when a Supplemental Term Rider is added to a Contract.

Definitions
------------

The following definitions apply to a Contract with a Supplemental Term Insurance Rider:

Date of Death Upon Which Death Benefit becomes Payable: The date of death of the Insured, for a single life Contract, or the Last Insured for a Contract to which a Joint and Last Survivor Rider has been added.

Rider Death Benefit: Is the amount of Supplemental Term Insurance Coverage under the Rider.

Supplemental Term Insurance Rider: A rider added to the Contract described in this Prospectus, which will increase the Total Insurance Amount under the Contract.

Supplemental Term Insurance Benefit

The Supplemental Term Insurance Rider provides term insurance coverage (the Rider Death Benefit) that is in addition to insurance coverage provided under the Contract. SELIC will pay the Rider Death Benefit to the beneficiary if the Date of Death Upon

Which Death Benefit becomes Payable occurs while the rider is in force. SELIC must receive proof that such death occurred before the Rider Expiry Date in the Contract, or the termination of the coverage provided by the Supplemental Term Insurance Rider, if earlier, as specified in the rider and the Contract.

The Contract Holder may, subject to the approval of the Company, change the Supplemental Term Insurance Amount. The Contract Holder must request any change not specified in the Contract by notifying SELIC in writing. Evidence of Insurability will be required for any change that increases the Supplemental Term Insurance Amount. If SELIC approves the change, it will take effect on the next Monthiversary which is at least 30 days after all the required information has been provided to SELIC. The Contract will be amended to reflect any such change in the Supplemental Term Insurance Amount. No change will be effective if the Date Upon Which Death Benefit becomes Payable is before the date of the change.

Monthly Charges For Supplemental Term Insurance Amounts - Cost of Insurance Charges

Charges for the Supplemental Term Insurance Rider, which consist of monthly Cost of Insurance Charges for the Rider Death Benefit, are deducted from the Insurance Account Value on each Monthiversary. The charges are determined by multiplying the rider Net Amount At Risk by the current monthly Cost of Insurance Rate for the rider.

The rider Net Amount at Risk on any Monthiversary is equal to:

      (a) The Supplemental Term Insurance Amount discounted to such Monthiversary at the rate specified in the Basis of Computation Specified in the Contract; less

      (b) The excess, if any, of the Insurance Account Value on such Monthiversary over the Death Benefit for the Contract discounted to such Monthiversary at the rate specified in the Basis of Computations Specified in the Contract.

The cost of insurance rates for the Supplemental Term Insurance Rider will be equal to the current cost of insurance rates for the Face Amount under Contract. On each Monthiversary on which the Supplemental Term Insurance Rider is in force, the Cost of Insurance for the Supplemental Term Insurance Rider will be added to the Monthly Charges deducted from the Insurance Account Value.

Termination of the Supplemental Term Insurance Rider

The Supplemental Term Insurance Rider may be terminated as of any Monthiversary following a written request to the Company. The Supplemental Term Insurance Rider will terminate automatically when any of the following events occur:

      (a)   The lapse of the Contract;

      (b)   The surrender of the Contract;

      (c)   The Maturity Date of the Contract;

      (d)   The Date of Death Upon Which Death Benefits become Payable; or

      (e)   The Rider Expiry Date.

Reinstatement of Supplemental Term Insurance Rider

If the Supplemental Term Insurance Rider terminates, it may be reinstated within five years of the earlier of the Contact termination or rider termination provided that:

      (a)   If the Contract has terminated, it is also being reinstated;

      (b)   Satisfactory evidence of insurability is provided to SELIC; and

      (c) Any charges due under the rider are paid as of the date of the Reinstatement.

The charges due will be equal to the amount of the charges for the rider due and unpaid at the time that the rider terminated, plus three times the charges for the rider due at the time of Reinstatement.

In order for the rider to be reinstated, the same number of Insureds under the Contract must be alive as were alive when the rider terminated.

Additional Provisions of the Rider - Incontestability

In order for SELIC to contest the validity of any coverage provided by the Supplemental Term Insurance Rider, legal action must be commenced within two years from the rider effective date or from the effective date of any change in rider coverage requiring evidence of insurability, including Reinstatement of Coverage.

Additional Provisions of the Rider - Suicide

If the Supplemental Term Insurance Rider is attached to a single life Contract and the Insured dies by suicide, while sane or insane, within two years from the rider Effective Date, the death benefit payable will be limited to the sum of the Cost of Insurance Charges for the rider.

If this rider is attached to a Contract, to which a Joint and Last Survivor Rider has been added, and either Insured dies by suicide, while sane or insane, within two years from the rider Effective Date, the Death Benefit payable will be limited to the sum of the Cost of Insurance Charges for the rider.

The following are major modifications to a Contract when a Supplemental Term Insurance Rider is added:

      (1) Coverage provided by the Supplemental Term Insurance Rider is not taken into account in determining the amount of Target
            Premium: accordingly there may be no additional Premium Load associated with this coverage. (See "The Contracts --
            Premiums").

      (2) In the event that a partial withdrawal results in a decrease in the Face Amount, which would cause the Face Amount to be less than the Minimum Face Amount of a Contract, the Supplemental Term Insurance Amount will be decreased by the amount of the excess of the withdrawal over the decreased Face Amount. (See "The Contract -- Surrender and Partial Withdrawals").

      (3) The Supplemental Term Insurance Amount will be included in Total Insurance Coverage in determining whether the Minimum Death Benefit applies, and is not included in Death Benefit proceeds when the Death Benefit payable under the Contract is equal to the Minimum Death Benefit.

              APPENDIX C -- ILLUSTRATIONS OF DEATH BENEFITS
                     AND NET INSURANCE ACCOUNT VALUE


The following illustrations show hypothetically how the Insurance Account Value and Death Benefit of a Contract change with the investment experience of the Available Divisions of the Separate Account. The illustrations show how the Insurance Account Value and Death Benefit of a Contract issued to an Insured of a given Issue Age and at a given Premium would vary over time if the investment return on the assets held in each Available Division of the Separate Account were an assumed uniform, gross, after-tax annual rate of 0%, 6% or 12%. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future investment performance. The illustrations illustrate a Contract issued to a Male, Issue Age 45 in a nonsmoker rate class assuming Medical Underwriting. The values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, but fluctuated above and below those averages for individual Contract Years. The actual values will depend upon various factors, including age, sex, smoking status, and underwriting status of the Insured.

The Insurance Account Value column under the "Guaranteed" heading shows the accumulated value of the Net Premiums paid at the assumed rate of return, reflecting deduction of the maximum mortality and expense risk charge, the maximum monthly administrative charges, and monthly charges for the cost of insurance based on the maximum values allowed under the 1980 Commissioners Standard Ordinary Mortality Table. The Insurance Account Value column under the "Current" heading shows the accumulated value of the Net Premiums at the assumed rate of return, reflecting deduction of the current mortality and expense risk charge, the current monthly administrative charges, and monthly charges for the cost of insurance at their current level, which is less than or equal to that allowed by the 1980 Commissioners Standard Ordinary Mortality Table. The illustrations of Death Benefits reflect the above assumptions. The Death Benefits also vary between illustrations depending upon whether Death Benefit Option 1, Option 2, or Option 3 is illustrated.


The amounts shown for the Insurance Account Value and Death Benefit reflect the fact that the investment rate of return is lower than the gross after-tax return on the assets held in a Division due to the advisory fee and operating expenses of the Underlying Portfolio (which combined are assumed to be .72% of aggregate average daily net assets). After deduction for these amounts and the mortality and expense basis (.35% current, .50% guaranteed) the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.07%, 4.93%, and 10.93%, respectively, on a current basis, and -1.22%, 4.78%, and 10.78%, respectively, on a guaranteed basis. The average advisory fee and fund expense reflects any voluntary expense reimbursement arrangements between the various underlying funds and their investment advisors. The investment advisors could terminate these arrangements at any time. If any of these arrangements are terminated, the above net annual rates of return would be reduced. The actual investment advisory fee applicable to each Division is shown in the respective prospectuses for each Underlying Portfolio. These Prospectuses for the Funds should also be consulted for details about the nature and extent of expenses for each Underlying Portfolio.


The hypothetical values shown in the illustrations do not reflect any charges for federal income taxes against the Separate Account, since Security Equity Life Insurance Company is not currently making any such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return of the Available Divisions would have to exceed 0%, 6% and 12% by an amount sufficient to cover the charges in order to produce the Death Benefit and Insurance Account Value illustration. (See "Federal Tax Matters").

The illustrations illustrate the Contract values that would result based upon the investment rates of return if Premiums are paid as indicated, if all Net Premiums are allocated evenly among Available Divisions, and if no Contract Loans have been made. The illustrations are also based on the assumptions that the Contract Holder has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfer charges were incurred, and that no optional riders have been requested.


Upon request, Security Equity Life Insurance Company will provide a comparable illustration based upon the proposed Insured's Issue Age, sex and underwriting class, the Face Amount and Premium pattern requested, and any available riders requested.

-----------------------------------------------------------------------------------------
                       SECURITY EQUITY LIFE INSURANCE COMPANY
                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return:  0%
        Male Nonsmoker Age 45              ----------------------------------------------
       Annual Premium:  $1,948                  Current               Guaranteed
                                             (-1.07% Net)             (-1.22% Net)
-----------------------------------------------------------------------------------------
           Age @               Premium
 Policy  Beginning   Annual     Accum        Cash       Death        Cash       Death
  Year    of Year   Premium      @ 5%        Value     Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1        45    1,948       2,045       1,072     100,000         769     100,000
-----------------------------------------------------------------------------------------
      2        46    1,948       4,193       2,586     100,000       1,991     100,000
-----------------------------------------------------------------------------------------
      3        47    1,948       6,448       4,052     100,000       3,173     100,000
-----------------------------------------------------------------------------------------
      4        48    1,948       8,816       5,481     100,000       4,317     100,000
-----------------------------------------------------------------------------------------
      5        49    1,948      11,302       6,877     100,000       5,419     100,000
-----------------------------------------------------------------------------------------
      6        50    1,948      13,913       8,241     100,000       6,477     100,000
-----------------------------------------------------------------------------------------
      7        51    1,948      16,654       9,575     100,000       7,488     100,000
-----------------------------------------------------------------------------------------
      8        52    1,948      19,532      10,881     100,000       8,445     100,000
-----------------------------------------------------------------------------------------
      9        53    1,948      22,554      12,162     100,000       9,345     100,000
-----------------------------------------------------------------------------------------
     10        54    1,948      25,727      13,403     100,000      10,180     100,000
-----------------------------------------------------------------------------------------
     11        55    1,948      29,059      14,664     100,000      10,986     100,000
-----------------------------------------------------------------------------------------
     12        56    1,948      32,557      15,888     100,000      11,717     100,000
-----------------------------------------------------------------------------------------
     13        57    1,948      36,230      17,074     100,000      12,370     100,000
-----------------------------------------------------------------------------------------
     14        58    1,948      40,087      18,209     100,000      12,940     100,000
-----------------------------------------------------------------------------------------
     15        59    1,948      44,137      19,291     100,000      13,419     100,000
-----------------------------------------------------------------------------------------
     16        60    1,948      48,389      20,382     100,000      13,875     100,000
-----------------------------------------------------------------------------------------
     17        61    1,948      52,854      21,408     100,000      14,220     100,000
-----------------------------------------------------------------------------------------
     18        62    1,948      57,542      22,370     100,000      14,439     100,000
-----------------------------------------------------------------------------------------
     19        63    1,948      62,464      23,270     100,000      14,514     100,000
-----------------------------------------------------------------------------------------
     20        64    1,948      67,633      24,110     100,000      14,426     100,000
-----------------------------------------------------------------------------------------
     25        69    1,948      97,621      27,126     100,000      10,847     100,000
-----------------------------------------------------------------------------------------
     30        74    1,948     135,894      27,404     100,000           -           -
-----------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

-----------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return:  6%
       Male Nonsmoker Age 45               ----------------------------------------------
       Annual Premium: $1,948                    Current               Guaranteed
                                               (4.93% Net)             (4.78% Net)
-----------------------------------------------------------------------------------------
           Age @               Premium
 Policy  Beginning   Annual     Accum         Cash      Death        Cash       Death
  Year    of Year   Premium      @ 5%        Value     Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1        45    1,948       2,045       1,140     100,000         828     100,000
-----------------------------------------------------------------------------------------
      2        46    1,948       4,193       2,819     100,000       2,186     100,000
-----------------------------------------------------------------------------------------
      3        47    1,948       6,448       4,548     100,000       3,585     100,000
-----------------------------------------------------------------------------------------
      4        48    1,948       8,816       6,341     100,000       5,027     100,000
-----------------------------------------------------------------------------------------
      5        49    1,948      11,302       8,204     100,000       6,510     100,000
-----------------------------------------------------------------------------------------
      6        50    1,948      13,913      10,144     100,000       8,037     100,000
-----------------------------------------------------------------------------------------
      7        51    1,948      16,654      12,165     100,000       9,603     100,000
-----------------------------------------------------------------------------------------
      8        52    1,948      19,532      14,272     100,000      11,207     100,000
-----------------------------------------------------------------------------------------
      9        53    1,948      22,554      16,477     100,000      12,845     100,000
-----------------------------------------------------------------------------------------
     10        54    1,948      25,727      18,767     100,000      14,516     100,000
-----------------------------------------------------------------------------------------
     11        55    1,948      29,059      21,208     100,000      16,256     100,000
-----------------------------------------------------------------------------------------
     12        56    1,948      32,557      23,753     100,000      18,025     100,000
-----------------------------------------------------------------------------------------
     13        57    1,948      36,230      26,405     100,000      19,824     100,000
-----------------------------------------------------------------------------------------
     14        58    1,948      40,087      29,160     100,000      21,651     100,000
-----------------------------------------------------------------------------------------
     15        59    1,948      44,137      32,022     100,000      23,502     100,000
-----------------------------------------------------------------------------------------
     16        60    1,948      48,389      35,070     100,000      25,457     100,000
-----------------------------------------------------------------------------------------
     17        61    1,948      52,854      38,236     100,000      27,432     100,000
-----------------------------------------------------------------------------------------
     18        62    1,948      57,542      41,533     100,000      29,423     100,000
-----------------------------------------------------------------------------------------
     19        63    1,948      62,464      44,973     100,000      31,419     100,000
-----------------------------------------------------------------------------------------
     20        64    1,948      67,633      48,570     100,000      33,415     100,000
-----------------------------------------------------------------------------------------
     25        69    1,948      97,621      69,157     109,268      43,222     100,000
-----------------------------------------------------------------------------------------
     30        74    1,948     135,894      93,847     134,201      51,941     100,000
-----------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

-----------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
-----------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                    For Separate Account 13
    Death Benefit Option 1:  Level         Hypothetical Gross Annual Rate of Return: 12%
       Male Nonsmoker Age 45               ----------------------------------------------
       Annual Premium: $1,948                    Current               Guaranteed
                                               (10.93% Net)           (10.78% Net)
-----------------------------------------------------------------------------------------
           Age @                Premium
 Policy  Beginning   Annual      Accum        Cash       Death         Cash       Death
  Year    of Year   Premium       @ 5%        Value      Benefit       Value     Benefit
-----------------------------------------------------------------------------------------
      1       45       1,948       2,045       1,209     100,000         887     100,000
-----------------------------------------------------------------------------------------
      2       46       1,948       4,193       3,061     100,000       2,389     100,000
-----------------------------------------------------------------------------------------
      3       47       1,948       6,448       5,082     100,000       4,029     100,000
-----------------------------------------------------------------------------------------
      4       48       1,948       8,816       7,302     100,000       5,823     100,000
-----------------------------------------------------------------------------------------
      5       49       1,948      11,302       9,748     100,000       7,784     100,000
-----------------------------------------------------------------------------------------
      6       50       1,948      13,913      12,446     100,000       9,930     100,000
-----------------------------------------------------------------------------------------
      7       51       1,948      16,654      15,428     100,000      12,279     100,000
-----------------------------------------------------------------------------------------
      8       52       1,948      19,532      18,725     100,000      14,849     100,000
-----------------------------------------------------------------------------------------
      9       53       1,948      22,554      22,380     100,000      17,662     100,000
-----------------------------------------------------------------------------------------
     10       54       1,948      25,727      26,416     100,000      20,742     100,000
-----------------------------------------------------------------------------------------
     11       55       1,948      29,059      30,943     100,000      24,162     100,000
-----------------------------------------------------------------------------------------
     12       56       1,948      32,557      35,957     100,000      27,918     100,000
-----------------------------------------------------------------------------------------
     13       57       1,948      36,230      41,514     100,000      32,052     100,000
-----------------------------------------------------------------------------------------
     14       58       1,948      40,087      47,672     100,112      36,610     100,000
-----------------------------------------------------------------------------------------
     15       59       1,948      44,137      54,476     111,130      41,646     100,000
-----------------------------------------------------------------------------------------
     16       60       1,948      48,389      62,039     123,457      47,308     100,000
-----------------------------------------------------------------------------------------
     17       61       1,948      52,854      70,355     135,786      53,585     103,418
-----------------------------------------------------------------------------------------
     18       62       1,948      57,542      79,498     149,456      60,439     113,626
-----------------------------------------------------------------------------------------
     19       63       1,948      62,464      89,552     163,879      67,887     124,234
-----------------------------------------------------------------------------------------
     20       64       1,948      67,633     100,602     180,077      75,958     135,965
-----------------------------------------------------------------------------------------
     25       69       1,948      97,621     174,437     275,610     127,534     201,504
-----------------------------------------------------------------------------------------
     30       74       1,948     135,894     291,431     416,746     202,603     289,723
-----------------------------------------------------------------------------------------


Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

---------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
---------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 0%
             Male Nonsmoker Age 45               --------------------------------------------
            Annual Premium: $1,948                   Current                Guaranteed
                                                   (-1.07% Net)            (-1.22% Net)
---------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
---------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,071     101,071         766     100,766
---------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,583     102,583       1,979     101,979
---------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,043     104,043       3,149     103,149
---------------------------------------------------------------------------------------------
        4       48       1,948       8,816       5,463     105,463       4,274     104,274
---------------------------------------------------------------------------------------------
        5       49       1,948      11,302       6,846     106,846       5,350     105,350
---------------------------------------------------------------------------------------------
        6       50       1,948      13,913       8,194     108,194       6,376     106,376
---------------------------------------------------------------------------------------------
        7       51       1,948      16,654       9,507     109,507       7,346     107,346
---------------------------------------------------------------------------------------------
        8       52       1,948      19,532      10,786     110,786       8,254     108,254
---------------------------------------------------------------------------------------------
        9       53       1,948      22,554      12,037     112,037       9,094     109,094
---------------------------------------------------------------------------------------------
       10       54       1,948      25,727      13,239     113,239       9,857     109,857
---------------------------------------------------------------------------------------------
       11       55       1,948      29,059      14,457     114,457      10,578     110,578
---------------------------------------------------------------------------------------------
       12       56       1,948      32,557      15,629     115,629      11,208     111,208
---------------------------------------------------------------------------------------------
       13       57       1,948      36,230      16,754     116,754      11,745     111,745
---------------------------------------------------------------------------------------------
       14       58       1,948      40,087      17,814     117,814      12,183     112,183
---------------------------------------------------------------------------------------------
       15       59       1,948      44,137      18,806     118,806      12,510     112,510
---------------------------------------------------------------------------------------------
       16       60       1,948      48,389      19,787     119,787      12,794     112,794
---------------------------------------------------------------------------------------------
       17       61       1,948      52,854      20,681     120,681      12,943     112,943
---------------------------------------------------------------------------------------------
       18       62       1,948      57,542      21,489     121,489      12,943     112,943
---------------------------------------------------------------------------------------------
       19       63       1,948      62,464      22,211     122,211      12,772     112,772
---------------------------------------------------------------------------------------------
       20       64       1,948      67,633      22,849     122,849      12,411     112,411
---------------------------------------------------------------------------------------------
       25       69       1,948      97,621      24,374     124,374       7,169     107,169
---------------------------------------------------------------------------------------------
       30       74       1,948     135,894      22,074     122,074           -           -
---------------------------------------------------------------------------------------------


Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

---------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
---------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 6%
             Male Nonsmoker Age 45               --------------------------------------------
            Annual Premium: $1,948                   Current               Guaranteed
                                                   (4.93% Net)             (4.78% Net)
---------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
---------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,140     101,140         824     100,824
---------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,815     102,815       2,174     102,174
---------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,538     104,538       3,557     103,557
---------------------------------------------------------------------------------------------
        4       48       1,948       8,816       6,320     106,320       4,976     104,976
---------------------------------------------------------------------------------------------
        5       49       1,948      11,302       8,167     108,167       6,426     106,426
---------------------------------------------------------------------------------------------
        6       50       1,948      13,913      10,084     110,084       7,908     107,908
---------------------------------------------------------------------------------------------
        7       51       1,948      16,654      12,074     112,074       9,415     109,415
---------------------------------------------------------------------------------------------
        8       52       1,948      19,532      14,143     114,143      10,942     110,942
---------------------------------------------------------------------------------------------
        9       53       1,948      22,554      16,297     116,297      12,483     112,483
---------------------------------------------------------------------------------------------
       10       54       1,948      25,727      18,523     118,523      14,030     114,030
---------------------------------------------------------------------------------------------
       11       55       1,948      29,059      20,887     120,887      15,617     115,617
---------------------------------------------------------------------------------------------
       12       56       1,948      32,557      23,336     123,336      17,196     117,196
---------------------------------------------------------------------------------------------
       13       57       1,948      36,230      25,868     125,868      18,762     118,762
---------------------------------------------------------------------------------------------
       14       58       1,948      40,087      28,472     128,472      20,308     120,308
---------------------------------------------------------------------------------------------
       15       59       1,948      44,137      31,145     131,145      21,819     121,819
---------------------------------------------------------------------------------------------
       16       60       1,948      48,389      33,952     133,952      23,362     123,362
---------------------------------------------------------------------------------------------
       17       61       1,948      52,854      36,818     136,818      24,846     124,846
---------------------------------------------------------------------------------------------
       18       62       1,948      57,542      39,747     139,747      26,247     126,247
---------------------------------------------------------------------------------------------
       19       63       1,948      62,464      42,741     142,741      27,540     127,540
---------------------------------------------------------------------------------------------
       20       64       1,948      67,633      45,803     145,803      28,696     128,696
---------------------------------------------------------------------------------------------
       25       69       1,948      97,621      61,795     161,795      31,461     131,461
---------------------------------------------------------------------------------------------
       30       74       1,948     135,894      77,835     177,835      25,048     125,048
---------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

----------------------------------------------------------------------------------------------
                        SECURITY EQUITY LIFE INSURANCE COMPANY
                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
----------------------------------------------------------------------------------------------
        Contract Face Amount: $100,000                       For Separate Account 13
Death Benefit Option 2: Return of Account Value  Hypothetical Gross Annual Rate of Return: 12%
             Male Nonsmoker Age 45               ---------------------------------------------
            Annual Premium: $1,948                   Current                Guaranteed
                                                   (10.93% Net)             (10.78% Net)
----------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum        Cash       Death        Cash       Death
     Year    of Year    Premium      @ 5%       Value      Benefit       Value     Benefit
----------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,208     101,208         883     100,883
----------------------------------------------------------------------------------------------
        2       46       1,948       4,193       3,057     103,057       2,375     102,375
----------------------------------------------------------------------------------------------
        3       47       1,948       6,448       5,070     105,070       3,998     103,998
----------------------------------------------------------------------------------------------
        4       48       1,948       8,816       7,277     107,277       5,762     105,762
----------------------------------------------------------------------------------------------
        5       49       1,948      11,302       9,702     109,702       7,680     107,680
----------------------------------------------------------------------------------------------
        6       50       1,948      13,913      12,370     112,370       9,765     109,765
----------------------------------------------------------------------------------------------
        7       51       1,948      16,654      15,309     115,309      12,029     112,029
----------------------------------------------------------------------------------------------
        8       52       1,948      19,532      18,547     118,547      14,483     114,483
----------------------------------------------------------------------------------------------
        9       53       1,948      22,554      22,124     122,124      17,141     117,141
----------------------------------------------------------------------------------------------
       10       54       1,948      25,727      26,055     126,055      20,015     120,015
----------------------------------------------------------------------------------------------
       11       55       1,948      29,059      30,447     130,447      23,165     123,165
----------------------------------------------------------------------------------------------
       12       56       1,948      32,557      35,285     135,285      26,569     126,569
----------------------------------------------------------------------------------------------
       13       57       1,948      36,230      40,614     140,614      30,249     130,249
----------------------------------------------------------------------------------------------
       14       58       1,948      40,087      46,471     146,471      34,226     134,226
----------------------------------------------------------------------------------------------
       15       59       1,948      44,137      52,907     152,907      38,521     138,521
----------------------------------------------------------------------------------------------
       16       60       1,948      48,389      60,051     160,051      43,241     143,241
----------------------------------------------------------------------------------------------
       17       61       1,948      52,854      67,894     167,894      48,331     148,331
----------------------------------------------------------------------------------------------
       18       62       1,948      57,542      76,514     176,514      53,812     153,812
----------------------------------------------------------------------------------------------
       19       63       1,948      62,464      85,994     185,994      59,704     159,704
----------------------------------------------------------------------------------------------
       20       64       1,948      67,633      96,429     196,429      66,028     166,028
----------------------------------------------------------------------------------------------
       25       69       1,948      97,621     166,496     266,496     105,134     205,134
----------------------------------------------------------------------------------------------
       30       74       1,948     135,894     278,600     398,399     159,083     259,083
----------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
        Death Benefit Option 3:              Hypothetical Gross Annual Rate of Return:  0%
        Return of Premium @ 0%               ---------------------------------------------
        Male Nonsmoker Age 45                     Current               Guaranteed
       Annual Premium:  $1,948                 (-1.07% Net)             (-1.22% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,071     101,948         763     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,581     103,896       1,970     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,039     105,844       3,131     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       5,456     107,792       4,242     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       6,834     109,740       5,300     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913       8,175     111,688       6,303     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654       9,479     113,636       7,242     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      10,748     115,584       8,110     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      11,985     117,532       8,899     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      13,171     119,480       9,600     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      14,368     121,428      10,240     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      15,516     123,376      10,773     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      16,611     125,324      11,188     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      17,634     127,272      11,477     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      18,578     129,220      11,622     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      19,500     131,168      11,682     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      20,319     133,116      11,560     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      21,036     135,064      11,228     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      21,647     137,012      10,650     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      22,152     138,960       9,788     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621      22,461     148,700           -           -
------------------------------------------------------------------------------------------
       30       74       1,948     135,894      17,034     158,440           -           -
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
        Death Benefit Option 3:              Hypothetical Gross Annual Rate of Return:  6%
        Return of Premium @ 0%               ---------------------------------------------
        Male Nonsmoker Age 45                     Current               Guaranteed
       Annual Premium:  $1,948                  (4.93% Net)             (4.78% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,139     101,948         821     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       2,814     103,896       2,165     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       4,534     105,844       3,540     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       6,313     107,792       4,946     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       8,157     109,740       6,379     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913      10,070     111,688       7,840     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654      12,056     113,636       9,321     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      14,119     115,584      10,815     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      16,269     117,532      12,316     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      18,489     119,480      13,815     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      20,849     121,428      15,344     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      23,294     123,376      16,853     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      25,824     125,324      18,336     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      28,428     127,272      19,783     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      31,106     129,220      21,176     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      33,924     131,168      22,580     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      36,809     133,116      23,897     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      39,767     135,064      25,100     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      42,803     137,012      26,154     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      45,924     138,960      27,020     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621      62,636     148,700      26,943     148,700
------------------------------------------------------------------------------------------
       30       74       1,948     135,894      80,892     158,440      11,234     158,440
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

------------------------------------------------------------------------------------------
                         SECURITY EQUITY LIFE INSURANCE COMPANY
                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------------
   Contract Face Amount:  $100,000                      For Separate Account 13
        Death Benefit Option 3:              Hypothetical Gross Annual Rate of Return: 12%
        Return of Premium @ 0%               ---------------------------------------------
        Male Nonsmoker Age 45                     Current               Guaranteed
       Annual Premium:  $1,948                  (10.93% Net)            (10.78% Net)
------------------------------------------------------------------------------------------
              Age @                Premium
    Policy  Beginning    Annual     Accum       Cash        Death        Cash       Death
     Year    of Year    Premium     @ 5%        Value      Benefit       Value     Benefit
------------------------------------------------------------------------------------------
        1       45       1,948       2,045       1,208     101,948         880     101,948
------------------------------------------------------------------------------------------
        2       46       1,948       4,193       3,055     103,896       2,367     103,896
------------------------------------------------------------------------------------------
        3       47       1,948       6,448       5,067     105,844       3,981     105,844
------------------------------------------------------------------------------------------
        4       48       1,948       8,816       7,272     107,792       5,734     107,792
------------------------------------------------------------------------------------------
        5       49       1,948      11,302       9,696     109,740       7,638     109,740
------------------------------------------------------------------------------------------
        6       50       1,948      13,913      12,364     111,688       9,707     111,688
------------------------------------------------------------------------------------------
        7       51       1,948      16,654      15,304     113,636      11,953     113,636
------------------------------------------------------------------------------------------
        8       52       1,948      19,532      18,547     115,584      14,389     115,584
------------------------------------------------------------------------------------------
        9       53       1,948      22,554      22,133     117,532      17,029     117,532
------------------------------------------------------------------------------------------
       10       54       1,948      25,727      26,082     119,480      19,890     119,480
------------------------------------------------------------------------------------------
       11       55       1,948      29,059      30,501     121,428      23,033     121,428
------------------------------------------------------------------------------------------
       12       56       1,948      32,557      35,382     123,376      26,442     123,376
------------------------------------------------------------------------------------------
       13       57       1,948      36,230      40,774     125,324      30,146     125,324
------------------------------------------------------------------------------------------
       14       58       1,948      40,087      46,725     127,272      34,174     127,272
------------------------------------------------------------------------------------------
       15       59       1,948      44,137      53,298     129,220      38,558     129,220
------------------------------------------------------------------------------------------
       16       60       1,948      48,389      60,641     131,168      43,423     131,168
------------------------------------------------------------------------------------------
       17       61       1,948      52,854      68,765     133,116      48,735     133,116
------------------------------------------------------------------------------------------
       18       62       1,948      57,542      77,743     146,156      54,542     135,064
------------------------------------------------------------------------------------------
       19       63       1,948      62,464      87,617     160,339      60,901     137,012
------------------------------------------------------------------------------------------
       20       64       1,948      67,633      98,470     176,262      67,880     138,960
------------------------------------------------------------------------------------------
       25       69       1,948      97,621     170,991     270,167     114,471     180,864
------------------------------------------------------------------------------------------
       30       74       1,948     135,894     285,908     408,848     182,980     261,661
------------------------------------------------------------------------------------------

Current values reflect investment results using current mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

Guaranteed values reflect investment results using guaranteed mortality and expense risk charges, monthly administrative charges, and cost of insurance rates for the exact combination of premiums and benefits shown.

If no Cash Value or Death Benefit is shown, the Contract would lapse under the assumptions used. Additional premium payments would be required to keep the Contract in force.

The hypothetical investment rate of return shown is illustrative only, and should not be deemed a representation of past or future results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the Contract Holder and the investment results for the Underlying Portfolios. The Cash Value and Death Benefit for a Contract would be different from those shown if the actual rates of return averaged the rate shown over a period of years, but also fluctuated above or below that average for individual Contract Years. No representation can be made by SELIC, Walnut Street Securities, the Underlying Portfolios, their various investment managers, or any representative thereof, that this hypothetical rate of return can be achieved for any one year, or sustained over any period of time.

Illustrated values shown above are as of the end of the Contract Years indicated and assume any additional premiums shown are received on the Contract Anniversaries.

           SECURITY EQUITY LIFE INSURANCE COMPANY
                 SEPARATE ACCOUNT THIRTEEN

             Financial Statements and Schedule

                     December 31, 1998

        (With Independent Auditors' Report Thereon)

                    INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company
  and Policyholders of Security Equity
  Life Insurance Company Separate Account Thirteen:

We have audited the statement of net assets and liabilities, including the schedule of investments, of the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund Divisions of Security Equity Life Insurance Company Separate Account Thirteen as of December 31, 1998, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the management of Security Equity Life Insurance Company Separate Account Thirteen. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1998 by correspondence with underlying Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund Divisions of Security Equity Life Insurance Company Separate Account Thirteen as of December 31, 1998, the results of their operations and the changes in their net assets for the periods presented, in conformity with generally accepted accounting principles.




St. Louis, Missouri
February 19, 1999

                                  SECURITY EQUITY LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT THIRTEEN
                                 Statement of Net Assets and Liabilities
                                           December 31, 1998

                                       General            LAP
                                      American           Trust                                      Fidelity
                                        Money            Asset        Fidelity    Fidelity Inv.       Asset
                                       Market          Allocation      Growth      Grade Bond        Manager
                                        Fund             Fund           Fund          Fund            Fund
                                        ----             ----           ----          ----            ----
Assets:
     Investments at
        market value                 $21,402,310         36,048      5,929,959      5,791,750        491,407
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                         684              4            567            474             --
                                     -----------         ------      ---------      ---------        -------

Total net assets                     $21,401,626         36,044      5,929,392      5,791,276        491,407
                                     ===========         ======      =========      =========        =======

Total units                          $17,157,817         17,147      2,144,953      4,131,714        271,823
                                     ===========         ======      =========      =========        =======

Unit value                           $      1.25           2.10           2.76           1.40           1.81
                                     ===========         ======      =========      =========        =======

Cost of investments                  $22,293,002         33,809      4,099,726      5,441,080        456,493
                                     ===========         ======      =========      =========        =======


                                                                                   Evergreen
                                       Fidelity                      Evergreen         VA
                                        Index         Evergreen         VA           Growth        Fidelity
                                         500             VA         Foundation     and Income      Overseas
                                         Fund           Fund           Fund           Fund           Fund
                                         ----           ----           ----           ----           ----
Assets:
     Investments at
        market value                  12,242,963      5,200,464      3,687,313      4,460,853      1,009,262
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                       1,173            496            352            425             89
                                      ----------      ---------      ---------      ---------      ---------

Total net assets                      12,241,790      5,199,968      3,686,961      4,460,428      1,009,173
                                      ==========      =========      =========      =========      =========

Total units                            4,281,894      3,236,510      2,294,744      2,837,410        811,253
                                      ==========      =========      =========      =========      =========

Unit value                                  2.86           1.61           1.61           1.57           1.24
                                      ==========      =========      =========      =========      =========

Cost of investments                    9,226,920      4,043,664      3,071,644      3,282,324        967,203
                                      ==========      =========      =========      =========      =========

                                                         LAP Trust
                                        Fidelity          US Govt.     Russell        Russell        Russell         Russell
                                       High Income       Allocation  Multi-Style   Aggr. Equity      Non-US         Core Bond
                                          Fund             Fund         Fund           Fund           Fund            Fund
                                          ----             ----         ----           ----           ----            ----
Assets:
     Investments at
        market value                     305,292            63         162,016        152,589        162,240         45,422
Liabilities:
     Payable to Security
        Equity Life Insur-
        ance Company                          26            74              32             19             22              9
                                         -------           ---         -------        -------        -------         ------

Total net assets                         305,266           (11)        161,984        152,570        162,218         45,413
                                         =======           ===         =======        =======        =======         ======

Total units                              274,990            --         122,130        136,818        161,905         40,710
                                         =======           ===         =======        =======        =======         ======

Unit value                                  1.11           N/A            1.32           1.11           1.00           1.11
                                         =======           ===         =======        =======        =======         ======

Cost of investments                      329,431            63         125,101        142,888        155,696         43,327
                                         =======           ===         =======        =======        =======         ======

See accompanying notes to financial statements.

                                  SECURITY EQUITY LIFE INSURANCE COMPANY
                                       SEPARATE ACCOUNT THIRTEEN
                                        Statement of Operations
                                     Year ended December 31, 1998
                                       General            LAP
                                       American          Trust                                       Fidelity
                                        Money            Asset        Fidelity     Fidelity Inv.       Asset
                                        Market         Allocation      Growth       Grade Bond        Manager
                                         Fund             Fund          Fund           Fund            Fund
                                         ----             ----          ----           ----            ----
Investment income:
  Dividend income                     $       --            688         22,166        200,235             --

Expenses:
  Mortality and expense
   charge                                 22,095             97         18,814         15,984             --
                                      ----------          -----      ---------        -------         ------
Net investment income
  (expense)                              (22,095)           591          3,352        184,251             --
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments:
    Proceeds from sales                3,898,147            637        103,089        140,408         10,922
    Cost of investments sold           2,753,110            589         78,050        133,728         11,038
                                      ----------          -----      ---------        -------         ------
      Realized gain (loss)
       on sales                        1,145,037             48         25,039          6,680          (116)

Realized gain (loss) on
  distributions                               --          2,809        579,805         23,757             --
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments                          1,145,037          2,857        604,844         30,437          (116)
                                      ----------          -----      ---------        -------         ------

Net realized gain (loss) on
  investments:
      Beginning of period                (54,627)          (531)       766,965        191,164             --
      End of period                     (890,692)         2,239      1,830,233        350,670         34,914
                                      ----------          -----      ---------        -------         ------

Net unrealized gain (loss) on
  investments                           (836,065)         2,770      1,063,268        159,506         34,914
                                      ----------          -----      ---------        -------         ------

Net gain (loss) on investments           308,972          5,627      1,668,112        189,943         34,798
                                      ----------          -----      ---------        -------         ------

Net increase in net assets
Resulting from operations             $  286,877          6,218      1,671,464        374,194         34,798
                                      ==========          =====      =========        =======         ======

                                                                                    Evergreen
                                        Fidelity                     Evergreen          VA
                                         Index        Evergreen          VA           Growth         Fidelity
                                          500            VA          Foundation     and Income       Overseas
                                          Fund          Fund            Fund           Fund            Fund
                                          ----          ----            ----           ----            ----
Investment income:
  Dividend income                         88,190             --         64,531         35,778          2,542

Expenses:
  Mortality and expense
   charge                                 35,124         16,661         12,664         15,733          1,700
                                       ---------      ---------        -------      ---------         ------

Net investment income
  (expense)                               53,066        (16,661)        51,867         20,045            842
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments:
    Proceeds from sales                  308,101         91,677         72,454         74,834         18,220
    Cost of investments sold             195,424         61,931         51,822         50,376         18,141
                                       ---------      ---------        -------      ---------         ------
      Realized gain (loss)
        on sales                         112,677         29,746         20,632         24,458             79

Realized gain (loss) on
  distributions                          204,265        163,674         57,201         84,677          7,491
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments                            316,942        193,420         77,833        109,135          7,570
                                       ---------      ---------        -------      ---------         ------

Net realized gain (loss) on
  investments:
      Beginning of period              1,017,506      1,039,772        400,773      1,117,994         (3,307)
      End of period                    3,016,043      1,156,800        615,669      1,178,529         42,058
                                       ---------      ---------        -------      ---------         ------

Net unrealized gain (loss) on
  investments                          1,998,537        117,028        214,896         60,535         45,365
                                       ---------      ---------        -------      ---------         ------

Net gain (loss) on investments         2,315,479        310,448        292,729        169,670         52,935
                                       ---------      ---------        -------      ---------         ------

Net increase in net assets
Resulting from operations              2,368,545        293,787        344,596        189,715         53,777
                                       =========      =========        =======      =========         ======

                                                       LAP Trust
                                         Fidelity       US Govt.        Russell        Russell        Russell        Russell
                                        High Income   Allocation      Multi-Style   Aggr. Equity      Non-US        Core Bond
                                           Fund          Fund            Fund           Fund           Fund           Fund
                                           ----          ----            ----           ----           ----           ----
Investment income:
  Dividend income                         12,158         47,335            854             62          1,074          1,956

Expenses:
  Mortality and expense
   charge                                  1,035          3,810            481            196            258            142
                                         -------      ---------         ------          -----         ------          -----

Net investment income
  (expense)                               11,123         43,525            373           (134)           816          1,814
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments:
    Proceeds from sales                    4,566      1,135,456          1,604            566            786            500
    Cost of investments sold               4,545      1,132,889          1,413            553            840            484
                                         -------      ---------         ------          -----         ------          -----
      Realized gain (loss)
       on sales                               21          2,567            191             13            (54)            16

Realized gain (loss) on
  distributions                            7,725         17,464          2,724          2,987            305            218
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments                              7,746         20,031          2,915          3,000            251            234
                                         -------      ---------         ------          -----         ------          -----

Net realized gain (loss) on
  investments:
      Beginning of period                 13,921          6,901          4,376          4,467         (7,291)         1,144
      End of period                      (24,139)            --         36,915          9,701          6,544          2,095
                                         -------      ---------         ------          -----         ------          -----

Net unrealized gain (loss) on
  investments                            (38,060)        (6,901)        32,539          5,234         13,835            951
                                         -------      ---------         ------          -----         ------          -----

Net gain (loss) on investments           (30,314)        13,130         35,454          8,234         14,086          1,185
                                         -------      ---------         ------          -----         ------          -----

Net increase in net assets
Resulting from operations                (19,191)        56,655         35,827          8,100         14,902          2,999
                                         =======      =========         ======          =====         ======          =====

See accompanying notes to financial statements.



                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                             SEPARATE ACCOUNT THIRTEEN

                                             Statement of Operations

                                           Year ended December 31, 1997
                                                         General            Wells        Wells                        Fidelity
                                                         American           Fargo        Fargo                         VIP II
                                                         Capital            Bank          Bank                         Invest-
                                                         Company             LAP         LAP US         Fidelity        ment
                                                          Money             Asset      Government         VIP           Grade
                                                          Market         Allocation    Allocation        Growth         Bond
                                                          Fund              Fund          Fund            Fund          Fund
                                                          ----              ----          ----            ----          ----
Investment income:
   Dividend income                                     $       -              798        29,147          27,119        225,803

Expense:
   Mortality and expense
      charges                                                8,153             57         1,790          16,100         13,854
                                                       -----------          -----        ------         -------        -------
Net investment income
   (expense)                                                (8,153)           741        27,357          11,019        211,949
                                                       -----------          -----        ------         -------        -------

Net realized gain (loss) on
   investments:
      Proceeds from sales                               20,629,339            510        11,595         675,710        235,810
      Cost of investments sold                          21,128,960            503        11,537         522,627        229,902
                                                       -----------          -----        ------         -------        -------
         Net realized gain
            (loss) on sales                               (499,621)             7            58         153,083          5,908
      Realized gain from
         distributions                                      70,508          1,992         1,636         121,391            -
                                                       -----------          -----        ------         -------        -------
         Net realized gain
            (loss) on
            investments                                   (429,113)         1,999         1,694         274,474          5,908
                                                       -----------          -----        ------         -------        -------

Net unrealized gain (loss)
   on investments:
      Beginning of period                                 (616,614)          (727)          -           152,534         72,512
      End of period                                        (54,627)          (531)        6,901         766,965        191,164
                                                       -----------          -----        ------         -------        -------
         Net unrealized gain
            (loss) on
            investments                                    561,987            196         6,901         614,431        118,652
                                                       -----------          -----        ------         -------        -------

         Net gain (loss)
            on investments                                 132,874          2,195         8,595         888,905        124,560
                                                       -----------          -----        ------         -------        -------

         Net increase (decrease)
            in net assets
            resulting from
            operations                                 $   124,721          2,936        35,952         899,924        336,509
                                                       ===========          =====        ======         =======        =======


                                                                                         Fidelity                      Evergreen
                                                         Fidelity        Fidelity          VIP                            VA
                                                          VIP II            VIP            High       Evergreen         Founda-
                                                         Index 500       Overseas         Income         VA              tion
                                                           Fund            Fund            Fund         Fund             Fund
                                                           ----            ----            ----         ----             ----
Investment income:
   Dividend income                                          39,357          3,584            -           14,086         56,929

Expense:
   Mortality and expense
      charges                                               20,225            918            322         15,760         10,793
                                                         ---------        -------         ------      ---------        -------
Net investment income
   (expense)                                                19,132          2,666           (322)        (1,674)        46,136
                                                         ---------        -------         ------      ---------        -------

Net realized gain (loss) on
   investments:
      Proceeds from sales                                1,153,694        228,191          2,086      1,142,113        718,799
      Cost of investments sold                             803,888        224,866          2,056        830,948        530,813
                                                         ---------        -------         ------      ---------        -------
         Net realized gain
            (loss) on sales                                349,806          3,325             30        311,165        187,986
      Realized gain from
         distributions                                      79,863         14,229            -          192,033        159,412
                                                         ---------        -------         ------      ---------        -------
         Net realized gain
            (loss) on
            investments                                    429,669         17,554             30        503,198        347,398
                                                         ---------        -------         ------      ---------        -------

Net unrealized gain (loss)
   on investments:
      Beginning of period                                  190,361            -              -          174,857         90,314
      End of period                                      1,017,506         (3,307)        13,921      1,039,772        400,773
                                                         ---------        -------         ------      ---------        -------
         Net unrealized gain
            (loss) on
            investments                                    827,145         (3,307)        13,921        864,915        310,459
                                                         ---------        -------         ------      ---------        -------

         Net gain (loss)
            on investments                               1,256,814         14,247         13,951      1,368,113        657,857
                                                         ---------        -------         ------      ---------        -------

         Net increase (decrease)
            in net assets
            resulting from
            operations                                   1,275,946         16,913         13,629      1,366,439        703,993
                                                         =========        =======         ======      =========        =======

                                                         Evergreen
                                                            VA              Russell        Russell
                                                          Growth            Multi-         Aggres-                      Russell
                                                           and               Style          sive        Russell          Core
                                                          Income            Equity         Equity        Non-US          Bond
                                                           Fund              Fund           Fund          Fund           Fund
                                                           ----              ----           ----          ----           ----
Investment income:
   Dividend income                                          19,339            186            -              -              628

Expense:
   Mortality and expense
      charges                                               14,415            193             67             93             65
                                                         ---------          -----          -----         ------          -----
Net investment income
   (expense)                                                 4,924             (7)           (67)           (93)           563
                                                         ---------          -----          -----         ------          -----

Net realized gain (loss) on
   investments:
      Proceeds from sales                                  510,045            612            215            306            204
      Cost of investments sold                             361,276            603            201            334            202
                                                         ---------          -----          -----         ------          -----
         Net realized gain
            (loss) on sales                                148,769              9             14            (28)             2
      Realized gain from
         distributions                                     152,804            -              -              -              -
                                                         ---------          -----          -----         ------          -----
         Net realized gain
            (loss) on
            investments                                    301,573              9             14            (28)             2
                                                         ---------          -----          -----         ------          -----

Net unrealized gain (loss)
   on investments:
      Beginning of period                                  218,007            -              -              -              -
      End of period                                      1,117,994          4,376          4,467         (7,291)         1,144
                                                         ---------          -----          -----         ------          -----
         Net unrealized gain
            (loss) on
            investments                                    899,987          4,376          4,467         (7,291)         1,144
                                                         ---------          -----          -----         ------          -----

         Net gain (loss)
            on investments                               1,201,560          4,385          4,481         (7,319)         1,146
                                                         ---------          -----          -----         ------          -----

         Net increase (decrease)
            in net assets
            resulting from
            operations                                   1,206,484          4,378          4,414         (7,412)         1,709
                                                         =========          =====          =====         ======          =====

See accompanying notes to financial statements.

                                      SECURITY EQUITY LIFE INSURANCE COMPANY
                                            SEPARATE ACCOUNT THIRTEEN

                                             Statement of Operations

                                          Year ended December 31, 1996
                                     General       Wells
                                    American       Fargo                  Fidelity                                       Evergreen
                                     Capital       Bank                    VIP II                            Evergreen       VA
                                     Company       LAP        Fidelity   Investment  Fidelity                    VA        Growth
                                      Money       Asset         VIP        Grade      VIP II     Evergreen     Founda-      and
                                     Market     Allocation     Growth       Bond     Index 500       VA         tion       Income
                                      Fund         Fund         Fund        Fund        Fund        Fund        Fund        Fund
                                      ----         ----         ----        ----        ----        ----        ----        ----
Investment income:
   Dividend income                 $      -         348            98       6,207       1,888      14,947      25,649      16,722

Expense:
   Mortality and expense charges        8,455        19         9,716       6,971       5,182       2,914       1,512       2,926
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net investment income (expense)        (8,455)      329        (9,618)       (764)     (3,294)     12,033      24,137      13,796
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net realized gain (loss) on
   investments:
      Proceeds from sales           9,427,292       545     2,657,607     964,149     996,124      34,167      17,279      36,201
      Cost of investments sold      9,821,858       577     2,601,002     967,181     961,682      32,848      16,419      34,638
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net realized gain (loss)
            on Sales                 (394,566)      (32)       56,605      (3,032)     34,442       1,319         860       1,563
      Realized gain from
         distributions                662,558       565         2,483         -         4,854       8,720       8,970       4,256
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net realized gain (loss)
            on Investments            267,992       533        59,088      (3,032)     39,296      10,039       9,830       5,819
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

Net unrealized gain (loss)
   on investments:
      Beginning of period            (477,414)     (264)         (141)        -           -           -           -           -
      End of period                  (616,614)     (727)      152,534      72,512     190,361     174,857      90,314     218,007
                                   ----------      ----     ---------     -------     -------     -------     -------     -------
         Net unrealized gain
            (loss) on investments    (139,200)     (463)      152,675      72,512     190,361     174,857      90,314     218,007
                                   ----------      ----     ---------     -------     -------     -------     -------     -------

         Net gain on
            Investments               128,792        70       211,763      69,480     229,657     184,896     100,144     223,826
                                   ----------      ----     ---------     -------     -------     -------     -------     -------



         Net increase in net
            assets resulting from
            operations             $  120,337       399       202,145      68,716     226,363     196,929     124,281     237,622
                                   ==========      ====     =========     =======     =======     =======     =======     =======

See accompanying notes to financial statements.

                                      SECURITY EQUITY LIFE INSURANCE COMPANY
                                           SEPARATE ACCOUNT THIRTEEN
                                       Statement of Changes in Net Assets
                                          Year ended December 31, 1998
                                                       General            LAP
                                                      American           Trust                                     Fidelity
                                                       Money             Asset       Fidelity     Fidelity Inv.      Asset
                                                       Market         Allocation      Growth       Grade Bond       Manager
                                                        Fund             Fund          Fund           Fund           Fund
                                                        ----             ----          ----           ----           ----
Operations:
   Net investment income
     (expense)                                      $   (22,095)           591          3,352        184,251             --

   Net realized gain (loss) on
     investments                                      1,145,037          2,857        604,844         30,437           (116)

   Net unrealized gain (loss) on
     investments                                       (836,065)         2,770      1,063,268        159,506         34,914
                                                    -----------         ------      ---------      ---------        -------

   Net increase (decrease) in
     net assets resulting from
     operations                                         286,877          6,218      1,671,464        374,194         34,798
                                                    -----------         ------      ---------      ---------        -------

Deposits into Separate Account                       24,041,771          8,593          6,194        173,887             --
Withdrawals from Separate
   Account                                               (3,248)            --        (11,274)       (39,907)            --
Transfers to (from) Divisions                        (4,017,154)            --             --      1,104,791        467,531
Policy charges                                       (1,197,941)        (1,516)       (73,715)       (94,401)       (10,922)
                                                    -----------         ------      ---------      ---------        -------
   Net deposits into (with-
     drawals from) Separate
     Account                                         18,823,428          7,077        (78,795)     1,144,370        456,609
                                                    -----------         ------      ---------      ---------        -------
Increase (decrease) in net assets                    19,110,305         13,295      1,592,669      1,518,564        491,407
Net assets, beginning of period                       2,291,321         22,749      4,336,723      4,272,712             --
                                                    -----------         ------      ---------      ---------        -------
Net assets, end of period                           $21,401,626         36,044      5,929,392      5,791,276        491,407
                                                    ===========         ======      =========      =========        =======

                                                       Fidelity                     Evergreen      Evergreen
                                                        Index        Evergreen          VA             VA          Fidelity
                                                         500             VA         Foundation       Growth        Overseas
                                                        Fund            Fund           Fund           Fund           Fund
                                                        ----            ----           ----           ----           ----
Operations:
   Net investment income
     (expense)                                           53,066        (16,661)        51,867         20,045            842

   Net realized gain (loss) on
     investments                                        316,942        193,420         77,833        109,135          7,570

   Net unrealized gain (loss) on
     investments                                      1,998,537        117,028        214,896         60,535         45,365
                                                     ----------      ---------      ---------      ---------      ---------
   Net increase (decrease) in
     net assets resulting from
     operations                                       2,368,545        293,787        344,596        189,715         53,777
                                                     ----------      ---------      ---------      ---------      ---------

Deposits into Separate Account                          798,465             --             --            500        133,756
Withdrawals from Separate
   Account                                              (75,108)            --             --             --         (2,393)
Transfers to (from) Divisions                         1,972,578        674,306             --          1,373        713,408
Policy charges                                         (230,998)       (74,855)       (59,622)       (58,890)       (17,803)
                                                     ----------      ---------      ---------      ---------      ---------
   Net deposits into (with-
     drawals from) Separate
     Account                                          2,464,937        599,451        (59,622)       (57,017)       826,968
                                                     ----------      ---------      ---------      ---------      ---------

Increase (decrease) in net assets                     4,833,482        893,238        284,974        132,698        880,745
Net assets, beginning of period                       7,408,308      4,306,730      3,401,987      4,327,730        128,428
                                                     ----------      ---------      ---------      ---------      ---------

Net assets, end of period                            12,241,790      5,199,968      3,686,961      4,460,428      1,009,173
                                                     ==========      =========      =========      =========      =========


                                                      LAP Trust
                                       Fidelity       US Govt.       Russell      Russell       Russell      Russell
                                      High Income    Allocation    Multi-Style  Aggr. Equity    Non-US      Core Bond
                                         Fund          Fund           Fund          Fund         Fund         Fund
                                         ----          ----           ----          ----         ----         ----
Operations:
   Net investment income
     (expense)                           11,123         43,525          373         (134)          816        1,814

   Net realized gain (loss) on
     investments                          7,746         20,031        2,915        3,000           251          234

   Net unrealized gain (loss) on
     investments                        (38,060)        (6,901)      32,539        5,324        13,835          951
                                        -------     ----------      -------      -------       -------       ------

   Net increase (decrease) in
     net assets resulting from
     operations                         (19,191)        56,655       35,827        8,100        14,902        2,999
                                        -------     ----------      -------      -------       -------       ------

Deposits into Separate Account          161,010             --           --           --            --           --
Withdrawals from Separate Account        (2,863)            --           --           --            --           --
Transfers to (from) Divisions             1,527     (1,104,624)          --       99,341        86,923           --
Policy charges                           (7,210)       (26,931)      (1,137)        (381)         (541)        (360)
                                        -------     ----------      -------      -------       -------       ------
   Net deposits into (with-
     drawals from) Separate
     Account                            152,464     (1,131,555)      (1,137)      98,960        86,382         (360)
                                        -------     ----------      -------      -------       -------       ------

Increase (decrease) in net assets       133,273     (1,074,900)      34,690      107,060       101,284        2,639
Net assets, beginning of period         171,993      1,074,889      127,294       45,510        60,934       42,774
                                        -------     ----------      -------      -------       -------       ------

Net assets, end of period               305,266            (11)     161,984      152,570       162,218       45,413
                                        =======     ==========      =======      =======       =======       ======

See accompanying notes to financial statements.

                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                              SEPARATE ACCOUNT THIRTEEN

                                         Statement of Changes in Net Assets

                                            Year ended December 31, 1997
                                                         General            Wells       Wells                         Fidelity
                                                         American           Fargo       Fargo                          VIP II
                                                         Capital            Bank         Bank                          Invest-
                                                         Company             L&A        L&A US         Fidelity         ment
                                                          Money             Asset     Government         VIP            Grade
                                                          Market         Allocation   Allocation        Growth          Bond
                                                           Fund             Fund         Fund            Fund           Fund
                                                           ----             ----         ----            ----           ----
Operations
   Net investment income
      (expense)                                       $     (8,153)           741         27,357         11,019        211,949

   Net realized gain (loss)
      on investments                                      (429,113)         1,999          1,694        274,474          5,908

   Net unrealized gain
      (loss) on
      investments                                          561,987            196          6,901        614,431        118,652
                                                      ------------         ------      ---------      ---------      ---------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                   124,721          2,936         35,952        899,924        336,509
                                                      ------------         ------      ---------      ---------      ---------

Deposits into Separate
   Account                                               8,313,213          8,594            -           52,684        187,438
Withdrawals from
   Separate Account                                    (12,409,728)           -              -         (521,876)       (78,701)
Transfers to (from)
   Divisions                                            (8,186,180)           -        1,047,944        464,587        247,811
Policy charges                                            (536,474)        (1,267)        (9,007)      (134,854)      (134,974)
                                                      ------------         ------      ---------      ---------      ---------

   Net deposits into
      (withdrawals from)
      Separate Account                                 (12,819,169)         7,327      1,038,937       (139,459)       221,574
                                                      ------------         ------      ---------      ---------      ---------

   Increase (decrease) in
      net assets                                       (12,694,448)        10,263      1,074,889        760,465        558,083
                                                      ------------         ------      ---------      ---------      ---------
Net assets, beginning of
   period                                               14,985,769         12,486            -        3,576,258      3,714,629
                                                      ------------         ------      ---------      ---------      ---------

Net assets, end of period                             $  2,291,321         22,749      1,074,889      4,336,723      4,272,712
                                                      ============         ======      =========      =========      =========

                                                                                        Fidelity                     Evergreen
                                                         Fidelity        Fidelity         VIP                            VA
                                                          VIP II            VIP           High        Evergreen        Founda-
                                                         Index 500       Overseas        Income          VA             tion
                                                           Fund            Fund           Fund          Fund            Fund
                                                           ----            ----           ----          ----            ----
Operations
   Net investment income
      (expense)                                             19,132          2,666           (322)        (1,674)        46,136

   Net realized gain (loss)
      on investments                                       429,669         17,554             30        503,198        347,398

   Net unrealized gain
      (loss) on
      investments                                          827,145         (3,307)        13,921        864,915        310,459
                                                         ---------       --------        -------      ---------      ---------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                 1,275,946         16,913         13,629      1,366,439        703,993
                                                         ---------       --------        -------      ---------      ---------

Deposits into Separate
   Account                                                 238,135          1,137          1,364            -              -
Withdrawals from
   Separate Account                                       (935,770)      (212,942)           -         (600,093)      (615,829)
Transfers to (from)
   Divisions                                             4,375,652        337,545        157,274         90,397      1,589,962
Policy charges                                            (186,389)       (14,225)          (274)      (126,744)       (90,084)
                                                         ---------       --------        -------      ---------      ---------
   Net deposits into
      (withdrawals from)
      Separate Account                                   3,491,628        111,515        158,364       (636,440)        884,049
                                                         ---------       --------        -------      ---------      ---------

   Increase (decrease) in
      net assets                                         4,767,574        128,428        171,993        729,999      1,588,042
Net assets, beginning of
   period                                                2,640,734            -              -        3,576,731      1,813,945
                                                         ---------       --------        -------      ---------      ---------

Net assets, end of period                                7,408,308        128,428        171,993      4,306,730      3,401,987
                                                         =========       ========        =======      =========      =========

                                                         Evergreen
                                                            VA             Russell        Russell
                                                          Growth           Multi-         Aggres-                       Russell
                                                           and              Style          sive         Russell          Core
                                                          Income           Equity         Equity         Non-US          Bond
                                                           Fund             Fund           Fund           Fund           Fund
                                                           ----             ----           ----           ----           ----
Operations
   Net investment income
      (expense)                                              4,924             (7)           (67)           (93)           563

   Net realized gain (loss)
      on investments                                       301,573              9             14            (28)             2

   Net unrealized gain
      (loss) on
      investments                                          899,987          4,376          4,467         (7,291)         1,144
                                                         ---------        -------         ------         ------         ------
      Net increase
         (decrease) in net
         assets resulting
         from operations                                 1,206,484          4,378          4,414         (7,412)         1,709
                                                         ---------        -------         ------         ------         ------

Deposits into Separate
   Account                                                     -              -              -              -              -
Withdrawals from
   Separate Account                                            -              -              -              -              -
Transfers to (from)
   Divisions                                              (400,000)       123,754         41,251         68,752         41,251
Policy charges                                             (96,118)          (838)          (155)          (406)          (186)
                                                         ---------        -------         ------         ------         ------

   Net deposits into
      (withdrawals from)
      Separate Account                                    (496,118)       122,916         41,096         68,346         41,065
                                                         ---------        -------         ------         ------         ------

   Increase (decrease) in
      net assets                                           710,366        127,294         45,510         60,934         42,774
Net assets, beginning of
   period                                                3,617,364            -              -              -              -
                                                         ---------        -------         ------         ------         ------

Net assets, end of period                                4,327,730        127,294         45,510         60,934         42,774
                                                         =========        =======         ======         ======         ======

See accompanying notes to financial statements.

                                       SECURITY EQUITY LIFE INSURANCE COMPANY
                                             SEPARATE ACCOUNT THIRTEEN

                                         Statement of Changes in Net Assets

                                            Year ended December 31, 1996
                                    General        Wells
                                    American       Fargo                 Fidelity                                        Evergreen
                                    Capital         Bank                  VIP II                            Evergreen       VA
                                    Company         LAP      Fidelity   Investment   Fidelity                   VA        Growth
                                     Money         Asset       VIP        Grade       VIP II    Evergreen     Founda-      and
                                    Market       Allocation   Growth       Bond      Index 500      VA         tion       Income
                                     Fund           Fund       Fund        Fund        Fund        Fund        Fund        Fund
                                     ----           ----       ----        ----        ----        ----        ----        ----
Operations:
   Net investment income
      (expense)                   $    (8,455)        329      (9,618)       (764)     (3,294)     12,033      24,137      13,796

   Net realized gain (loss)
      on investments                  267,992         533      59,088      (3,032)     39,296      10,039       9,830       5,819

   Net unrealized gain (loss)
      on investments                 (139,200)       (463)    152,675      72,512     190,361     174,857      90,314     218,007
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
         Net increase in net
            assets resulting
            from operations           120,337         399     202,145      68,716     226,363     196,929     124,281     237,622
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------

Deposits into Separate Account     16,201,970       6,223   1,854,129   1,992,244   1,139,931   1,799,979     899,908   1,799,969
Transfers to (from) Divisions      (9,318,249)      3,087   1,757,397   1,878,412   1,439,294   1,696,024     848,012   1,696,024
Policy charges                       (864,845)     (1,318)   (241,335)   (224,743)   (164,854)   (116,201)    (58,256)   (116,251)
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
         Net deposits into
            Separate Account        6,018,876       7,992   3,370,191   3,645,913   2,414,371   3,379,802   1,689,664   3,379,742
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------

         Increase in net assets     6,139,213       8,391   3,572,336   3,714,629   2,640,734   3,576,731   1,813,945   3,617,364

Net assets, beginning of period     8,846,556       4,095       3,922         -           -           -           -           -
                                  -----------      ------   ---------   ---------   ---------   ---------   ---------   ---------
Net assets, end of period         $14,985,769      12,486   3,576,258   3,714,629   2,640,734   3,576,731   1,813,945   3,617,364
                                  ===========      ======   =========   =========   =========   =========   =========   =========

See accompanying notes to financial statements.

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements

                              December 31, 1998


(1)  Organization
     ------------
     Security Equity Life Insurance Company Separate Account Thirteen
          (the Separate Account) commenced operations on November 15, 1994. The Separate Account is registered under the Investment Company Act of 1940 (1940 Act) as a unit investment trust. The Separate Account receives purchase payments from individual flexible variable life contracts issued by Security Equity Life Insurance Company (Security Equity). Security Equity is a subsidiary of General American Life insurance Company.

     The Separate Account is divided into a number of Divisions.  Each
          Division invests in shares of an underlying portfolio available to policyholders as directed by the policyholders. The portfolios available for investment through the Separate Account are the General American Capital Company Money Market Fund, Wells Fargo Bank LAP Asset Allocation Fund, Wells Fargo Bank LAP US Government Allocation Fund, Fidelity VIP Growth Fund, Fidelity VIP II Investment Grade Bond Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Index 500 Fund, Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and the Russell Core Bond Fund.

     Investments in the Fidelity VIP II Investment Grade Bond Fund,
          Fidelity VIP II Index 500 Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, and Evergreen VA Growth and Income Fund Divisions were initiated in the Separate Account for policyholders during 1996. Investments in the Fidelity VIP Overseas Fund, Fidelity VIP High Income Fund, Wells Fargo Bank LAP US Government Allocation Fund, Russell Multi-Style Equity Fund, Russell Aggressive Equity Fund, Russell Non-US Fund, and Russell Core Bond Fund Divisions were initiated in the Separate Account for policyholders during 1997. Investments in the Fidelity VIP II Asset Manager Fund Division were initiated during 1998.

 (2) Summary of Significant Accounting Policies
     ------------------------------------------
     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (a)  Investments
               -----------
               The Separate Account's investments are valued daily
                    based on the net asset value of the shares held. The first-in, first-out method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

                                9                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


          (b)  Federal Income Taxes
               --------------------
               Under current federal income tax law, investment
                    income or realized capital gains from sales of investments of the Separate Account are not taxable. Therefore, no federal income tax expense has been provided.

          (c)  Dividend Reinvestment
               ---------------------
               Dividends are recorded on the ex-dividend date and
                    immediately reinvested on the pay date.

          (d)  Use of Estimates
               ----------------
               The preparation of financial statements in conformity
                    with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Policy Charges
     --------------
     Charges are deducted from premiums and paid to Security Equity for providing the insurance benefits set forth in the contracts and any additional benefits by rider, administering the policies, reimbursement of expenses incurred in distributing the policies, and assuming certain risks in connection with the policies.

     The premium payment, less the premium load charge, equals the net premium. The premium load is deducted from the initial premium and from each subsequent premium paid by a policyholder, prior to allocation to the Separate Account. The premium load includes a distribution charge, a premium tax charge, and the DAC tax charge.

          Distribution Charge:  The distribution charge is composed of
          -------------------
               a premium expense load and a commission charge. The amount of the distribution charge will depend on the amount of initial premium and the sales commissions paid.

          Premium Expense Load - The premium expense load will be
          --------------------
               deducted from each premium and will equal a percentage of the premium. The percentage will be determined based on the sum of the initial premiums for all policies in a case, in accordance with the following table:

                 Sum of the initial premiums
                 of all contracts in the case     Premium expense load
                 ----------------------------     --------------------

                     Less than $250,000                  2.00%
                     $250,000-$999,999                   1.50
                     $1,000,000 and more                 1.25
                                                         ====


                                10                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


          Commission Charge - A commission charge may be deducted from
          -----------------
               a premium. The commission charge deducted from a premium will be equal to the full amount of commissions payable by Security Equity on the target premium.

          Premium Tax Charge:  Various states and subdivisions impose
          ------------------
               a tax on premiums received by insurance companies.
               Premium taxes vary from state to state. The percentage deducted from each premium varies based on the governing jurisdiction of the contract.

          DAC Tax Charge:  The DAC tax charge is equal to 1% of all
          --------------
               premiums paid in all contract years.

     Charges are deducted monthly from the cash value of each policy to compensate Security Equity for certain administrative costs, the cost of insurance, and optional rider benefit charges.

          Administrative Costs:  Security Equity has responsibility
          --------------------
               for the administration of the policies and the Separate Account. As reimbursement for administrative expenses related to the maintenance of each policy and the Separate Account, Security Equity assesses a monthly administrative charge against each policy. This monthly charge is $4.50 per policy. This cost may change, but is guaranteed not to exceed $8.00 per month per policy.

          Cost of Insurance:  The cost of insurance is deducted on
          -----------------
               each monthly anniversary for the following policy month. Because the cost of insurance depends upon a number of variables, the cost varies for each policy month. The cost of insurance is determined by multiplying the applicable cost of insurance rate by the net amount at risk each policy month.

          Optional Rider Benefit Charges:  This monthly deduction
          ------------------------------
               includes charges for any additional benefits provided by rider.

     Mortality and Expense Charges:  In addition to the above policy
     -----------------------------
          charges, a daily charge against the operations of each Division is made for the mortality and expense risks assumed by Security Equity. The mortality and expense risk charge assessed against each Division will never exceed an annual effective rate of .50% of the policy's Separate Account value attributable to that Division. Currently, the amount of this charge is an annual effective rate of .35% of the Separate Account value, which is equivalent to .000957233% of the Separate Account value attributable to the Division on a daily basis. The mortality risk assumed by Security Equity under the contract is that insureds may, on average, live for shorter periods of time than estimated. The expense risk assumed by Security Equity under the contract is the risk that the cost of issuing and administering the contract may be more than estimated.


                                11                        (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


(4)  Purchases and Sales
     -------------------
     During the period ended December 31, 1998, purchases and proceeds from the sales pertaining to the Separate Account were as follows:

                                                                 Purchases            Sales
                                                                 ---------            -----
General American Capital Company Money Market Fund              $23,032,326         3,898,147
Wells Fargo Bank LAP Asset Allocation Fund                           11,114               637
Wells Fargo Bank LAP US Government Allocation Fund                   17,465         1,135,456
Fidelity VIP Growth Fund                                            607,355           103,089
Fidelity VIP II Investment Grade Bond Fund                        1,492,612           140,408
Fidelity VIP II Asset Manager Fund                                  467,531            10,922
Fidelity VIP II Index 500 Fund                                    3,030,384           308,101
Fidelity VIP Overseas Fund                                          853,600            18,220
Fidelity VIP High Income Fund                                       175,882             4,567
Evergreen VA Fund                                                   837,980            91,677
Evergreen VA Foundation Fund                                        121,732            72,454
Evergreen VA Growth and Income Fund                                 122,304            74,834
Russell Multi-Style Equity Fund                                       3,577             1,604
Russell Aggressive Equity Fund                                      102,390               566
Russell Non-US Fund                                                  88,302               787
Russell Core Bond Fund                                                2,174               500


                                12                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements


(5)  Accumulation Unit Activity
     --------------------------
     For the year ended December 31, 1998, transactions in accumulation units were as follows:

                                               Units,         Net        Transfers      Units,
                                            beginning of    deposits      between       end of
                                               period     (withdrawals)  Divisions      period
                                               ------     -------------  ---------      ------
General American Capital Company
Money Market Fund                            1,933,223     18,494,161   (3,269,567)   17,157,817
Wells Fargo Bank LAP Asset Allocation Fund      13,509          3,638            0        17,147
Wells Fargo Bank LAP US Government
Allocation Fund                                886,655        (21,581)    (865,074)            0
Fidelity VIP Growth Fund                     2,180,702        (35,749)           0     2,144,953
Fidelity VIP II Investment Grade Bond Fund   3,306,395         32,234      793,085     4,131,714
Fidelity VIP II Index 500 Fund               3,313,560        206,539      761,795     4,281,894
Fidelity VIP Overseas Fund                     116,002         94,343      600,908       811,253
Fidelity VIP High Income Fund                  147,714        125,991        1,285       274,990
Evergreen VA Fund                            2,843,275        (48,125)     441,360     3,236,510
Evergreen VA Foundation Fund                 2,334,346        (39,602)           0     2,294,744
Evergreen VA Growth and Income Fund          2,874,370        (37,835)         875     2,837,410
Russell Multi-Style Equity Fund                123,323         (1,193)           0       122,130
Russell Aggressive Equity Fund                  41,107           (421)      96,132       136,818
Russell Non-US Fund                             68,511           (684)      94,078       161,905
Russell Core Bond Fund                          41,107           (397)           0        40,710
Fidelity VIP II Asset Manager Fund                   0         (6,458)     278,281       271,823

     For the year ended December 31, 1997, transactions in accumulation units were as follows:

                                              Units,          Net        Transfers      Units,
                                           beginning of     deposits      between       end of
                                              period      (withdrawals)  Divisions      period
                                              ------      -------------  ---------      ------
General American Capital Company
Money Market Fund                           13,318,334     (4,108,503)  (7,276,608)    1,933,223
Wells Fargo Bank LAP Asset Allocation Fund       8,931          4,798         (220)       13,509
Wells Fargo Bank LAP US Government
Allocation Fund                                    -              -        886,655       886,655
Fidelity VIP Growth Fund                     2,212,740       (236,554)     204,516     2,180,702
Fidelity VIP II Investment Grade Bond Fund   3,124,238         81,752      100,405     3,306,395
Fidelity VIP II Index 500 Fund               1,561,960       (324,326)   2,075,926     3,313,560
Fidelity VIP Overseas Fund                         -         (192,838)     308,840       116,002
Fidelity VIP High Income Fund                      -            1,205      146,509       147,714
Evergreen VA Fund                            3,227,545       (407,318)      23,048     2,843,275
Evergreen VA Foundation Fund                 1,585,211       (438,926)   1,188,061     2,334,346
Evergreen VA Growth and Income Fund          3,224,042            -       (349,672)    2,874,370
Russell Multi-Style Equity Fund                    -              -        123,323       123,323
Russell Aggressive Equity Fund                     -              -         41,107        41,107
Russell Non-US Fund                                -              -         68,511        68,511
Russell Core Bond Fund                             -              -         41,107        41,107

                                13                         (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT THIRTEEN

                        Notes to Financial Statements

     For the year ended December 31, 1996, transactions in accumulation units were as follows:

                                               Units,         Net        Transfers      Units,
                                            beginning of    deposits      between       end of
                                               period     (withdrawals)  Divisions      period
                                               ------     -------------  ---------      ------
General American Capital
Company Money
Market Fund                                  8,266,085     13,774,894   (8,722,645)   13,318,334
Wells Fargo Bank LAP
Asset Allocation
Fund                                             3,253          5,521          157         8,931
Fidelity VIP Growth Fund                         2,774      1,081,685    1,128,281     2,212,740
Fidelity VIP II Invest-
ment Grade Bond Fund                               -        1,607,694    1,516,544     3,124,238
Fidelity VIP II Index 500 Fund                     -          653,667      908,293     1,561,960
Evergreen VA Fund                                  -        1,569,119    1,658,426     3,227,545
Evergreen VA Foundation Fund                       -          755,933      829,278     1,585,211
Evergreen VA Growth and
Income Fund                                        -        1,565,607    1,658,435     3,224,042

                                14                         (Continued)

                                                            Schedule 1
                                                            ----------

                          SECURITY EQUITY LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT THIRTEEN

                                  Schedule of Investments

                                     December 31, 1998
                                                               Number of             Market
                                                                shares               value
                                                                ------               -----
General American Capital Company Money Market Fund             1,111,754          $21,402,310
Wells Fargo Bank LAP Asset Allocation Fund                         2,680               36,048
Wells Fargo Bank LAP US Government Allocation Fund                     6                   63
Fidelity VIP Growth Fund                                         132,159            5,929,959
Fidelity VIP II Investment Grade Fund                            446,894            5,791,750
Fidelity VIP II Asset Manager Fund                                27,060              491,407
Fidelity VIP II Index 500 Fund                                    86,676           12,242,963
Fidelity VIP Overseas Fund                                        50,337            1,009,262
Fidelity VIP High Income Fund                                     26,478              305,292
Evergreen VA Fund                                                339,678            5,200,464
Evergreen VA Foundation Fund                                     254,649            3,687,313
Evergreen VA Growth and Income Fund                              286,319            4,460,853
Russell Multi-Style Fund                                          10,113              162,016
Russell Aggressive Equity Fund                                    12,015              152,589
Russell Non-US Fund                                               14,629              162,240
Russell Core Bond Fund                                             4,253               45,422

                                15                        (Continued)

           SECURITY EQUITY LIFE INSURANCE COMPANY

                    Financial Statements

                 December 31, 1998 and 1997

        (With Independent Auditors' Report Thereon)

                    INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company:

We have audited the accompanying balance sheets of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the related statements of operations and comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

As discussed in Note 1(h) to the financial statements, the Company changed its accounting policy for the capitalization of acquisition costs in 1998.







April 30, 1999

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                                     Balance Sheets

                               December 31, 1998 and 1997
   Assets                                                           1998              1997
Bonds, at fair value                                           $ 59,841,336        58,580,394
Policy loans                                                      4,831,088         4,738,178
Cash and cash equivalents                                         1,403,321         4,519,584
                                                               ------------       -----------
   Total cash and invested assets                                66,075,745        67,838,156
Reinsurance benefits recoverable:
   Future policy benefits                                         4,970,259         5,575,381
   Policy and contract claims                                     1,784,950         1,572,069
Accrued investment income                                         1,281,720         1,264,239
Goodwill                                                          1,190,301         1,269,661
Deferred policy acquisition costs                                17,698,757        14,112,608
Value of business acquired                                        2,375,000         2,467,000
Deferred tax asset                                                5,830,710         5,671,074
Other assets                                                      1,247,845           665,967
Separate account assets                                         403,857,411       290,409,444
                                                               ------------       -----------
   Total assets                                                $506,312,698       390,845,599
                                                               ============       ===========

   Liabilities and Stockholder's Equity

Reserve for future policy benefits                                3,161,224         3,426,250
Policyholder account balances                                    47,409,775        47,594,304
Policy and contract claims                                        1,140,695           320,358
Other policyholders' funds                                           18,215            13,733
Unearned revenue                                                 17,139,317        16,079,166
Other liabilities and accrued expenses                            2,924,436         4,643,201
Payable to affiliates                                               136,209            41,307
Separate account liabilities                                    403,857,411       290,409,444
                                                               ------------       -----------
   Total liabilities                                            475,787,282       362,527,763
Commitments and contingencies (note 10)
Stockholder's equity:
   Common stock, par value $25; 100,000 shares
     authorized, issued, and outstanding                          2,500,000         2,500,000
   Additional paid-in capital                                    27,447,892        27,447,892
   Accumulated other comprehensive income                         2,553,998         1,870,338
   Accumulated deficit                                           (1,976,474)       (3,500,394)
                                                               ------------       -----------
   Total stockholder's equity                                    30,525,416        28,317,836
                                                               ------------       -----------
   Total liabilities and stockholder's equity                  $506,312,698       390,845,599
                                                               ============       ===========

See accompanying notes to financial statements.

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                   Statements of Operations and Comprehensive Income

                     Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Revenues:
   Premiums                                         $ 3,663,368      4,246,718     6,371,662
   Net investment income                              4,296,760      4,774,386     4,546,544
   Universal Life Policy Charges                      8,736,733      9,307,665     3,811,896
   Other Income                                         105,456         49,671        19,069
   Realized investment gains                             13,154         93,385       313,185
                                                    -----------     ----------    ----------
   Total revenues                                    16,815,471     18,471,825    15,062,356
Benefits and expenses:
   Policy benefits                                    2,946,281      1,326,460     3,309,410
   Policy surrenders, net                             1,760,448      4,335,709     1,635,498
   Change in unearned revenue                         1,060,151      9,342,363     1,912,470
   Change in reserve for future policy benefits      (1,729,615)    (5,075,024)   (2,757,042)
   Interest credited                                  2,341,796      2,392,355     2,437,432
   Commissions                                        2,097,482        479,380     3,590,084
   Change in deferred acquisition costs              (2,870,169)    (5,578,850)   (3,235,101)
   General and administrative expenses                4,950,753      5,412,113     4,795,193
   Amortization of goodwill                              79,360         79,356        79,356
   Amortization (accretion) of value of business
      acquired, net                                      91,996         (6,000)      (20,000)
   Other expenses                                     4,300,430      4,256,509     3,598,597
                                                    -----------     ----------    ----------
   Total benefits and expenses                       15,028,913     16,964,371    15,345,897

   Income (loss) from operations before
      federal income tax expense (benefit)            1,786,558      1,507,454      (283,541)
Federal income tax expense (benefit):
   Current                                            1,506,379      3,790,833        15,000
   Deferred                                            (778,354)    (3,243,000)      (92,000)
                                                    -----------     ----------    ----------
Total Federal income tax expense (benefit)              728,025        547,833       (77,000)
                                                    -----------     ----------    ----------
Income (loss) before cumulative effect of a change
   in accounting principle                            1,058,533        959,621      (206,541)
Cumulative effect on prior years (to December 31,
   1997) of changing to a different capitalization
   policy for policy acquistion costs, net of
   taxes of $250,593                                    465,387           -             -
                                                    -----------     ----------    ----------
Net income (loss)                                     1,523,920        959,621      (206,541)
                                                    -----------     ----------    ----------
Other comprehensive income (loss)                       683,660      1,811,226    (1,931,020)
                                                    -----------     ----------    ----------
Comprehensive income                                $ 2,207,580      2,770,847    (2,137,561)
                                                    ===========     ==========    ==========

Pro forma net income assuming the new policy
   acquisition costs capitalization method is
   applied retroactively                            $ 1,058,533      1,009,662        61,787
                                                    ===========     ==========    ==========


See accompanying notes to financial statements.

                              SECURITY EQUITY LIFE INSURANCE COMPANY

                               Statements of Stockholder's Equity

                          Years ended December 31, 1998, 1997, and 1996

                                                              Accumulated
                                                 Additional      Other                        Total
                                      Common      paid-in    comprehensive  Accumulated    stockholder's
                                       stock      capital    income (loss)    deficit         equity
                                    ----------  -----------  -------------  -----------    -------------
Balance at December 31, 1995         2,500,000   27,447,892    1,990,132    (4,253,474)     27,684,550
Net loss                                  -            -            -         (206,541)       (206,541)
Other comprehensive loss                  -            -      (1,931,020)         -         (1,931,020)
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1996         2,500,000   27,447,892       59,112    (4,460,015)     25,546,989
Net income                                -            -            -          959,621         959,621
Other comprehensive income                -            -       1,811,226          -          1,811,226
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1997        $2,500,000   27,447,892    1,870,338    (3,500,394)     28,317,836
Net income                                -            -            -        1,523,920       1,523,920
Other comprehensive income                -            -         683,660          -            683,660
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1998        $2,500,000   27,447,892    2,553,998    (1,976,474)     30,525,416
                                    ==========   ==========   ==========    ==========      ==========

See accompanying notes to financial statements.


                          SECURITY EQUITY LIFE INSURANCE COMPANY

                                Statements of Cash Flows

                      Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Cash flows from operating activities:
   Net income (loss)                                $ 1,523,920        959,621      (206,541)
   Adjustments to reconcile net income (loss) to
      net cash provided by (used in) operating
      activities:
         Change in:
            Reinsurance benefits ceded                  329,241      1,337,497       441,300
            Accrued investment income                   (17,481)       (33,756)       48,733
            Other assets                               (581,879)       211,321       372,746
            Deferred policy acquisition costs, net   (2,870,169)    (5,578,850)   (3,235,101)
            Policy liabilities                         (449,553)    (3,496,036)   (1,004,266)
            Policy and contract claims                  820,337     (1,173,980)     (682,499)
            Other policyholders' funds                    4,482         (7,990)       (3,341)
            Federal income tax payable                 (550,832)       709,833        15,000
            Change in unearned revenue reserve        1,060,151      9,342,363     1,912,470
            Other liabilities and accrued expenses   (1,171,844)    (2,669,279)    4,317,546
            Payable to affiliates                        94,902        (34,203)       23,725
         Accretion of bond premiums, net                157,165        130,011       189,350
         Deferred tax expense (benefit)                (527,761)    (3,243,000)      (92,000)
         Net (gain) loss on sale of investments         (13,154)       (93,385)     (313,185)
         Amortization of goodwill                        79,360         79,356        79,356
         Amortization (accretion) of value of
            business acquired                            91,996         (6,000)      (20,000)
                                                    -----------   ------------   -----------
            Net cash provided by (used in)
               operating activities                  (2,021,119)    (3,566,477)    1,843,293
                                                    -----------   ------------   -----------
Cash flows from investing activities:
   Purchase of investments                           (4,950,790)    (6,925,121)  (12,790,361)
   Sale or maturity of investments                    4,597,722      9,153,009    15,141,063
   Increase in policy loans, net                        (92,910)       343,771      (557,046)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               investing activities                    (445,978)     2,571,659     1,793,656
                                                    -----------   ------------   -----------

Cash flows from financing activities:
   Policyholder account balances:
      Deposits on interest-sensitive life
         contracts                                   73,457,292    147,698,966    48,448,968
      Transfers to separate account for
         interest-sensitive life contracts, net     (73,453,479)  (147,718,944)  (48,468,986)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               financing activities                       3,813        (19,978)      (20,018)
                                                    -----------   ------------   -----------

            Net increase (decrease) in cash and
               cash equivalents                      (3,116,263)    (1,014,796)    3,557,298
Cash and cash equivalents at beginning of year        4,519,584      5,534,380     1,977,082
                                                    -----------   ------------   -----------
Cash and cash equivalents at end of year            $ 1,403,321      4,519,584     5,534,380
                                                    ===========   ============   ===========

Supplemental disclosure of cash flow
   information -- taxes paid                        $ 2,057,000      3,081,000          -
                                                    ===========   ============   ===========

See accompanying notes to financial statements.

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

                          December 31, 1998 and 1997

=============================================================================

(1)      General Information and Summary of Significant Accounting Policies

         Security Equity Life Insurance Company (SELIC or the Company) is a wholly owned subsidiary of General American Life Insurance Company (General American or the Parent). On December 31, 1993, Security Mutual Life Insurance Company of New York (Security Mutual) sold 100% of the Company's stock to General American, as approved by the State of New York Department of Insurance.

         In 1986, the Company commenced direct writing of universal life and term business, and in 1987 began marketing a single premium whole life policy. In 1984, the Company began assuming single premium deferred annuity (SPDA) and other insurance business through reinsurance agreements with Security Mutual. The SPDA and ordinary life insurance blocks of business were recaptured by Security Mutual in 1992.

         SELIC is licensed in 40 states and the District of Columbia. Insurance operations have generally been limited to the sale of individual life insurance products (term and universal life) made through the general agency system, including career agents and brokers.

         With the sale of SELIC by Security Mutual to General American, SELIC's activities have been redirected to serving the insurance needs of publicly held corporations and New York state residents. Additionally, SELIC focuses on accessing numerous and alternative distribution channels in addition to a general agency system. SELIC markets Corporate Owned Life Insurance (COLI) primarily through specially designed variable products.

         The acquisition of Security Equity by General American was accounted for as a purchase transaction and, accordingly, the purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. These allocations have been reflected, or "pushed down," in the financial statements of the Company. The total purchase price of $19,947,892 was allocated among the fair value of tangible net assets of $15,997,813, value of business acquired of $2,363,000, and goodwill of $1,587,079 at the date of acquisition.

         The accompanying financial statements are prepared on the basis of generally accepted accounting principles. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates.

         The significant accounting policies of the Company are as follows:

(a)      Recognition of Policy Revenue and Related Expenses

         Policy revenue recognition varies depending upon the type of insurance product. For traditional life products with fixed and guaranteed premiums and benefits, such as whole life and term insurance policies, premiums are recognized when due. Benefits and other expenses

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         of these products are associated with earned premiums and other sources of earnings so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future benefits and the deferral and amortization of policy acquisition costs. Premiums collected on universal life-type policies are reported as deposits to the policyholder account balance and not as income to SELIC. Income to SELIC on these policies consists of the assessments for mortality costs, surrenders, and expenses.

(b)      Investment Securities

         At December 31, 1998 and 1997, all long-term securities are carried at fair value with the unrealized gain (loss), net of tax impact, being reflected as a separate component of stockholder's equity as the Company considers all long-term securities as available-for-sale. Short-term investments are carried at cost which approximates fair value. Policy loans are valued at aggregate unpaid balances. The fair value of policy loans is assumed to equal the carrying value because the loans have no fixed maturity date and, therefore, it is not practicable to determine a fair value.

         Realized gains or losses on the sale of securities are determined on the basis of specific identification and include the impact of any related amortization of premium or accretion of discount which is generally computed consistent with the interest method.

(c)      Value of Business Acquired

         Value of business acquired (VOBA) represents the present value of future profits resulting from the acquisition of insurance policies in a purchase transaction. VOBA is amortized in proportion to the estimated premiums or gross profits, depending on the type of contract, with accretion of interest on the unamortized discounted balance. In 1998, 1997 and 1996, amortization of VOBA was $222,000, $134,000 and $121,000, and the accretion of interest on the unamortized balance was $130,000, $140,000 and $141,000, respectively. The carrying value of VOBA is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(d)      Goodwill

         Goodwill, representing the excess of purchase price over the fair value of assets acquired, is amortized on a straight-line basis over 20 years. The carrying value of goodwill is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(e)      Reserve for Future Policy Benefits

         Liabilities for future benefits on life policies are established in amounts adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits on certain life insurance policies are computed using the net level premium method and are based upon assumptions as to future investment yield, mortality, and withdrawals.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         Mortality and withdrawal assumptions for all policies have been based on various actuarial tables which are consistent with the Company's own experience. Liabilities for future benefits on certain long-duration life insurance contracts are carried at accumulated policyholder values.

(f)      Federal Income Taxes

         The Company is taxed as a life insurance company under the Deficit Reduction Act of 1984. The Company establishes deferred taxes under the asset and liability method of SFAS No. 109, Accounting for Income Taxes, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

         The Company files its federal income tax return as a separate entity.

(g)      Reinsurance

         Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned over the anticipated reinsurance contract life. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations.

(h)      Deferred Policy Acquisition Costs and Unearned Revenues

         The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.
         Such costs may include commissions, as well as certain costs of policy issuance and underwriting. Also, certain charges which are assessed to contract holders at the inception of the contract are deferred as unearned revenues. These deferred costs and revenues are amortized based on and in relation to the estimated gross profit streams of the underlying business. In 1998, 1997 and 1996, the Company deferred $5,100,000, $5,900,000 and $2,400,000, respectively, in acquisition costs and recognized amortization of $2,100,000, $336,000 and ($798,000), respectively. During 1998, 1997, and 1996, the Company deferred certain contract charge revenues of $4,400,000, $8,000,000, and $2,300,000, respectively and recognized amortization of $1,600,000, $1,000,000, and ($480,000), respectively.

         During 1997 a policyholder utilized their "free-look" provision of their variable life contract written in 1996 which resulted in the return of approximately $13 million in contract deposits to the policyholder. Accordingly, the Company wrote off $1.5 million of related deferred acquisition costs associated with the contract which were capitalized in 1996.

         Prior to 1998, commission expenses and premium taxes were the only acquisition costs deferred by the Company. During 1998, the Company changed its accounting policy to defer other acquisition costs, such as marketing and underwriting, in its calculation of deferred acquisition costs. This change was adopted to provide for an accounting

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         policy which is consistent with that of its parent and has been applied retroactively. The effect of the change in 1998 was to increase income by $715,980. The adjustment of $415,387, after reduction for income taxes of $250,593 to apply the new policy retroactively is included in income in 1998. The pro forma amounts, net of tax, shown on the income statement have been adjusted for the effect of retroactive application of the change in policy.

(i)      Separate Account Business

         The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance contracts for the exclusive benefit of variable life insurance contract holders.
         The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate account are carried at market value.

(j)      Fair Value Disclosures

         Fair value disclosures are required under SFAS No. 107, Disclosures About Fair Value of Financial Instruments. Such fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

         Invested assets - Fixed maturities (Bonds) are valued using quoted
         ---------------
         market prices, if available. If quoted market prices are not available, fair value is estimated using quoted market prices of similar securities. The carrying value of policy loans approximates fair value.

         Policyholder account balances - The fair value of policyholder
         -----------------------------
         account balances is equal to the discounted estimated future cash flows using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1998 and 1997.

         Cash and short-term investments - The carrying amount is a
         -------------------------------
         reasonable estimate of fair value.

(k)      Cash and Cash Equivalents

         For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

(l)      Reclassification

         Certain amounts in the 1996 and 1997 financial statements have been reclassified to conform to the 1998 presentation.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(2)      Investments

         The sources of net investment income (principally interest) follow:

         ===================================================================================

                                                     1998           1997           1996
         -----------------------------------------------------------------------------------
         Bonds                                    $3,996,895      4,161,182      4,291,428
         Short-term investments                      157,456        278,606         75,110
         Policy loans and other                      287,761        409,406        260,276
         -----------------------------------------------------------------------------------
                                                   4,442,112      4,849,194      4,626,814
         Investment expenses                         145,352         74,808         80,270
         -----------------------------------------------------------------------------------
             Net investment income                $4,296,760      4,774,386      4,546,544
         ===================================================================================


         The amortized cost and estimated fair value of bonds at December 31, 1998 and 1997 are shown below. Fair value is based upon market prices obtained from independent pricing services.

         ============================================================================================

                                                                      1998
         --------------------------------------------------------------------------------------------

                                                              Gross           Gross      Estimated
                                            Amortized      unrealized      unrealized      fair
                                              cost            gains          losses        value
         --------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                $18,244,322      2,368,205        164,359     20,448,168
         Corporate securities               35,997,741      2,173,872        529,901     37,641,712
         Mortgage-backed securities          1,670,046         81,410              0      1,751,456
         --------------------------------------------------------------------------------------------
                                           $55,912,109      4,623,487        694,260     59,841,336
         ============================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         ==============================================================================================
                                                                        1997
         ----------------------------------------------------------------------------------------------
                                                               Gross           Gross       Estimated
                                              Amortized      unrealized      unrealized      fair
                                                cost            gains          losses        value
         ----------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                  $ 6,387,244        369,801            148      6,756,897
         Corporate securities                 36,700,238      2,523,621        153,514     39,070,345
         Mortgage-backed securities           12,615,469        323,476        185,793     12,753,152
         ----------------------------------------------------------------------------------------------
                                             $55,702,951      3,216,898        339,455     58,580,394
         ==============================================================================================

         The amortized cost and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         ===================================================================================
                                                                                Estimated
                                                                Amortized         market
                                                                   cost           value
         -----------------------------------------------------------------------------------
         Due in one year or less                                $ 1,297,987      1,302,600
         Due after one year through five years                    4,784,883      4,871,814
         Due after five years through ten years                   7,371,362      7,713,857
         Due after ten years                                     40,787,831     44,201,609
         Mortgage-backed securities                               1,670,046      1,751,456
         -----------------------------------------------------------------------------------
                                                                $55,912,109     59,841,336
         ===================================================================================


         Proceeds from the sale, call, and maturity of investments in bonds during 1998, 1997, and 1996 were $4,597,724, $9,153,009, and $15,141,063, respectively.  Gross gains of $84,860, $346,842, and $381,856 and gross losses of $0, $253,457, and $68,671 were realized on those sales in 1998, 1997, and 1996, respectively.

         The Company has bonds on deposit with various state insurance departments with an amortized cost of approximately $2,388,000 and $2,387,000 at December 31, 1998 and 1997, respectively.


                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(3)      Reinsurance

         The Company reinsures certain risks with other insurance companies as the Company sets a maximum retention amount
         (currently $125,000) to help reduce the loss on any single policy.

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with affiliates:
           Reinsurance premiums ceded                      $1,154,059      1,489,006      1,632,262
           Policy benefits ceded                              574,307        (23,067)     1,397,188
         ============================================================================================

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with non-affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with non-affiliates:
           Reinsurance premiums ceded                      $5,585,519      5,352,578      5,744,060
           Policy benefits ceded                            3,132,174        463,458      3,824,327
         ============================================================================================

         The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

(4)      Federal Income Taxes

         A reconciliation of the Company's "expected" federal income tax expense (benefit), computed by applying the federal U.S.
         corporate tax rate of 35% to income (loss) from operations before federal income tax expense (benefit), is as follows (in thousands of dollars):

         ==================================================================================================
                                                                       1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Computed "expected" tax expense (benefit)                     $625            528            (99)
         Amortization of intangibles, net                                60             26             21
         Other, net                                                      43             (6)             1
         --------------------------------------------------------------------------------------------------
             Federal income tax expense (benefit)                      $728            548            (77)
         ==================================================================================================
         ==================================================================================================
         Total income taxes were allocated as follows:                 1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Provision for income taxes from continuing operations       $  728            548            (77)
         Tax effect of cumulative effect of change in accounting        251              0              0
         Income tax from shareholder's equity:

               Unrealized holding gain on debt and equity securities
               Recognized for financial reporting purposes              368          1,839         (1,059)
         --------------------------------------------------------------------------------------------------

            Total income tax                                         $1,347          2,387         (1,136)
         ==================================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1998 and 1997 are presented below (in thousands of dollars):

         =================================================================================
                                                                    1998           1997
         ---------------------------------------------------------------------------------
         Deferred tax assets:
             Policy acquisition costs                             $ 1,003          4,897
             Reserves                                               3,024          3,380
             Capital loss carry-forward                                 0            101
             Unearned Revenue                                       5,999          1,307
         ---------------------------------------------------------------------------------
                Total gross deferred tax assets                    10,026          9,685
         Less valuation allowance                                      -             -
         ---------------------------------------------------------------------------------
                Net deferred tax assets                            10,026          9,685
         ---------------------------------------------------------------------------------
         Deferred tax liabilities:
             Investments                                            1,374          1,023
             Other, net                                             2,821          2,991
         ---------------------------------------------------------------------------------
                Total gross deferred tax liabilities                4,195          4,014
         ---------------------------------------------------------------------------------
                Net deferred tax asset                            $ 5,831          5,671
         =================================================================================

         On December 31, 1993, General American purchased 100% of the Company. Pursuant to the acquisition, the election was made under Internal Revenue Code Section 338(h)(10) to treat the purchase of stock as a purchase of assets for tax purposes. As a result, a revaluation of the tax bases of the Company's assets and liabilities was made in connection with the acquisition.

         The Company believes that a valuation allowance with respect to the realization of the total gross deferred tax asset is not necessary. In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Although the Company has a limited history of earnings, its Parent does have a long history of earnings. Pursuant to Internal Revenue Service regulations, the Company cannot file a consolidated tax return with its Parent until five years following the acquisition. However, after five years, the Company will be able to file a consolidated tax return with its Parent, and realization of the gross tax asset will not be dependent solely on the Company's ability to generate its own taxable income. General American has a proven history of earnings and it appears more likely than not that the Company's gross deferred tax asset will ultimately be fully realized.

         The Company filed its federal income tax return on a consolidated basis with Security Mutual prior to 1994. In connection with the Company's transfer of stock ownership, Security Mutual agreed to assume all unpaid tax liability incurred prior to the date of sale.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(5)      Related-Party Transactions

         The Company purchases certain administrative services from General American. Charges for services performed are based upon personnel and other costs involved in providing such services. The expenses incurred for these services were $508,000, $578,000, and $529,000 for 1998, 1997, and 1996, respectively.

         Effective January 1, 1994, the Company entered into an administrative service agreement with Security Mutual. Under the agreement, Security Mutual provides for the administration of policies issued through December 31, 1993. The expenses incurred for these services were $1,420,538, $1,467,364, and $1,621,268 for
         1998, 1997, and 1996, respectively.

         On November 18, 1997, General American elected to surrender their existing VUL policy which was purchased from the Company in November 1996. General American incorporated the cash value from their surrendered policy of $2,965,211 with an additional contribution of $37,400,000 to purchase another VUL policy with the Company totaling $40,365,211.

(6)      Pension, Incentive, and Health and Life Insurance Benefit Plans

         Associates of SELIC participate in a noncontributory multi-employer defined benefit pension plan jointly sponsored by SELIC and General American. The benefit is accrued are based on the number of years of service and compensation level of each participant. No pension expense was recognized in 1998, 1997, and 1996 due to overfunding of the plan.

         In addition, in 1995 SELIC adopted an associate bonus plan applicable to full-time exempt associates. Bonuses are based on an economic value-added model prepared annually by the Company. Total bonuses accrued to Company employees were $54,000 and $302,000 in 1998 and 1997, respectively.

         In order to attract and retain highly qualified Non-Employee Directors, the Company enacted an arrangement under which Non-Employee Directors may elect to reduce their current Director's Compensation in exchange for future benefits. This plan, known as the Security Equity Deferred Compensation Plan for Non-Employee Directors, was adopted and effective as of April 15, 1995. The deferred liabilities were $331,000, $222,000, and $117,000 in 1998, 1997, and 1996, respectively.

         SELIC provides for certain health care and life insurance benefits for retired employees in accordance with Statement of Financial Accounting Standards No. 106, Employer's Accounting for Postretirement Benefits Other Than Pensions (SFAS No. 106). SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. The amounts involved are not material.

(7)      STATUTORY FINANCIAL INFORMATION

         The Company is subject to financial statement filing requirements of the State of New York Department of Insurance, its state of domicile, as well as the states in which it transacts business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from generally accepted accounting principles (GAAP). Statutory accounting principles include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards which may vary in methodology utilized; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulae and interest stabilization reserves designed to level yields over their original purchase maturities; (5) deferred premiums provided for statutory mean reserves; (6) annuity contract deposits represent funds deposited by policyholders and are included in premiums or contract charges; (7) non-recognition of certain assets as nonadmitted through a direct charge to surplus; and (8) valuation of investments in bonds at amortized cost.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The stockholder's equity (surplus) and net gain/(loss) of the Company at December 31, 1998, 1997, and 1996, as determined using statutory accounting practices, is summarized as follows:

         =========================================================================================
                                                          1998            1997           1996
         -----------------------------------------------------------------------------------------
         Surplus as reported to
           regulatory authorities                      $11,691,630     13,420,004     12,441,081
         Net gain/(loss) reported
           to regulatory authorities                    (1,745,154)     1,090,066     (2,778,942)
         =========================================================================================

(8)  DIVIDEND RESTRICTIONS

     Dividend payments by the Company are restricted by state insurance laws as to the amount that may be paid as well as requiring the prior notice and approval of the State of New York Department of Insurance. The Company did not pay a dividend in 1998, 1997, or 1996.

(9)  RISK-BASED CAPITAL

     The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital
     (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         The RBC guidelines define specific capital levels where action by the Company or regulatory authorities is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1998, the Company's actual total adjusted capital was well in excess of minimum levels which would require action by the Company or regulatory authorities under the RBC formula.

(10)     COMMITMENTS AND CONTINGENCIES

         The Company leases certain of its facilities under a non-cancelable lease which expires in August 2003. The future minimum lease obligations under the terms of the lease are summarized as follows:

         ====================================================================
         Year ended December 31, 1999                    $130,690
         Year ended December 31, 2000                    $136,291
         Year ended December 31, 2001                    $141,892
         Year ended December 31, 2002                    $147,497
         Year ended December 31, 2003                    $153,094
         --------------------------------------------------------------------
         Rent expense totaled approximately $110,780, $86,700, and $82,700 in 1998, 1997, and 1996, respectively.

(11)     COMPREHENSIVE INCOME

         In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS), No. 130, "Reporting Comprehensive Income," effective for years beginning after December 15, 1997. SFAS No. 130 establishes standards for reporting and display or comprehensive income and its components (revenues, expenses, gains, and losses) in a full set of general-purpose financial statements. The most significant items of comprehensive income are net income and changes in unrealized gains and losses on securities. The adoption of SFAS No. 130 does not affect results of operations or financial position, but affects their presentation and disclosure. The Company has adopted SFAS No. 130 as of January 1, 1998, and the following summaries present the components of the Company's comprehensive income, other than net income, for the periods ending December 31, 1998, 1997, and 1996:

         -------------------------------------------------------------------------------------------
                                                   1998
         ===========================================================================================
                                                         Before tax      (Expense)      Net of tax
                                                           amount         benefit         amount
         -------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                             $1,064,939      (372,729)        692,210
         Less: reclassification adjustment
           for gains realized in net income                 (13,154)        4,604          (8,550)
         -------------------------------------------------------------------------------------------
         Other comprehensive income                       1,051,785      (368,125)        683,660
         ===========================================================================================

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         ---------------------------------------------------------------------------------------------------
                                                       1997
         ===================================================================================================
                                                              Before tax        (Expense)       Net of tax
                                                                amount           benefit          amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                                   $2,879,887      (1,007,961)      1,871,926
         Less: reclassification adjustment
           for gains realized in net income                       (93,385)         32,685         (60,700)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income                             2,786,502        (975,276)      1,811,226
         ===================================================================================================



         ---------------------------------------------------------------------------------------------------
                                                       1996
         ===================================================================================================
                                                              Before tax        (Expense)     Net of tax
                                                                amount           benefit        amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding losses arising
           during the period                                 $(2,657,615)        930,165      (1,727,450)
         Less: reclassification adjustment
           for gains realized in net income                     (313,185)        109,615        (203,570)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income (loss)                    (2,970,800)      1,039,780      (1,931,020)
         ===================================================================================================

                    PART II - OTHER INFORMATION


                    UNDERTAKING TO FILE REPORTS

        Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities an Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                        RULE 484 UNDERTAKING

        Reference is made to the Depositor's Articles of Incorporation, and to Article VII of the Depositor's By-Laws, each filed as an exhibit to this Registration Statement. Specifically, Section VII.1. of Article VII of the Depositor's By-Laws provides that the Depositor may indemnify a director or officer ("Indemnified Person") for amounts paid in settlement and reasonable expenses in connection with an action (i) brought by or in the right of the Depositor, if the Indemnified Person acted in good faith for a purpose reasonably believed by the Indemnified Person to be in (or, under certain circumstances, not opposed to) the best interests of the Depositor; or (ii) other than an action brought by or in the right of the Depositor, if the Indemnified Person acted in good faith for a purpose reasonably believed by the Indemnified Person to be in (or, under certain circumstances, not opposed to) the best interests of Depositor, and in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful. Section VII.1. further provides that such indemnification must be authorized by the Board of Directors of the Depositor acting by a quorum consisting of directors who are not parties to the action or proceeding, or if such quorum is unobtainable or if a quorum of disinterested directors so directs, by the Board of Directors upon an opinion of independent legal counsel, or by the Depositor's shareholders, in each case provided that certain findings are made.
Section VII.1. further provides that the Depositor will indemnify a director or officer in connection with actions described under (i) and
(ii) above if the Indemnified Person has been successful in the defense of a civil or criminal or proceeding as described in (i) and (ii) above.
Section VII.1. further provides that a notification of payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law of New York shall be made unless a notice has been filed with Superintendent of Insurance of the State of New York as specified in Section VII.1. This description is qualified in its entirety by the provisions of the By-Laws filed as an exhibit to this Registration Statement.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registration in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REASONABLENESS OF FEES AND CHARGES

Security Equity Life Insurance Company, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by Security Equity Life Insurance Company.

                  CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*  The facing sheet.
* A reconciliation and tie of the information shown in the information shown in the prospectuses with the items of Form N-8B-2.

*  Prospectus Version A consisting of 89 pages and Prospectus
   Version B consisting of 86 pages.

*  The Undertaking to File Reports.
*  The Rule 484 Undertaking.
*  Reasonableness of Fees and Charges.
*  The signatures.
*  The following exhibits:

       1. The following exhibits correspond to the numbers under paragraph A of the instructions for exhibits to Form N-8B-2:
               (1) Resolutions Establishing Security Equity Life Insurance Company Separate Account 13.<F1>
               (2)       None.
               (3)(a)    Principal Underwriting Agreement between SELIC
                         and Walnut Street Securities, Inc.<F1>
               (3)(b)    Form of Selling Agreement between Walnut Street
                         Securities, Inc. and Selling Firms.<F1>
               (3)(c)    Schedule of Sales Commissions.<F2>
               (4)       None.
               (5)(a)    Specimen of Contract.<F1>
               (5)(b)    Riders and Endorsements.<F1>
               (6)       Certificate of Incorporation and By-Laws of
                         SELIC.<F1>
               (7)       None.
               (8)       None.
               (9)(a)    Form of Participation Agreement.<F2>
               (9)(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Equity Life Insurance Company.<F2>
               (9)(c) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Equity Life Insurance Company.<F2>
               (9)(d)    Form of Amendment No. 1 to Participation
                         Agreement Among Variable Insurance Products
                         Fund, Fidelity Distributors Corporation and
                         Security Equity Life Insurance Company.<F3>

               (9)(e)    Form of Amendment No. 1 to Participation
                         Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and
                         Security Equity Life Insurance Company.<F3>
               (9)(f)    Form of Participation Agreement between
                         Evergreen Variable Trust and Security Equity
                         Life Insurance Company.<F3>
               (9)(g) Fund Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer,
                         L.L.C., and Security Equity Life Insurance Company.
               (9)(h) Form of Participation Agreement Among Security Equity Life Insurance Company, Russell Insurance Funds, and Russell Fund Distributors, Inc.
               (9)(i) Form of Participation Agreement Among Life & Annuity Trust, Stephens, Inc., Wells Fargo Bank, and Security Equity Life Insurance Company.
               (10)      Specimen of Application for Policy.<F1>
       2.      See Exhibit 3.(i).
       3.(i) Opinion of Juanita M. Thomas, Esq. as to the legality of Securities Being Issued and Consent.<F2>
       3.(ii) Opinion of Victor Bertolozzi, FSA, MAAA and Consent.<F2> 3.(iii) Opinion of Ralph A. Gorter, FSA, and Consent.<F4>
       4.      None.
       5.      Inapplicable.
       6.      Inapplicable.
       7.      Powers of Attorney.<F1>
       8.      Form of Notice of Withdrawal Right.<F2>
       9.      Consent of KPMG LLP.



                                NOTES

1. Incorporated by reference to Registrant's registration statement on Form S-6 (File No. 88524), filed January 13, 1995.
2. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form S-6 (File No. 33-88524), filed August 30, 1995.
3. Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to registration statement on Form S-6 (file Nos. 33-88524 and 811-8938), filed April 29, 1996.
4. Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to registration statement on Form S-6 (File Nos. 33-8852 and 811-8938), filed April 28, 1997.

                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Security Equity Life Insurance Company and Security Equity Life Insurance Company Separate Account 13 certify that they meet all of the requirements for effectiveness of this Post-Effective Amendment No. 5 under Rule 485(b) and have duly caused this amended Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of Security Equity Life Insurance Company to be hereunto affixed and attested, all in the City of Armonk and State of New York, on the 30th day of April, 1999.


                               SECURITY EQUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 13 (Registrant)

                               By: SECURITY EQUITY LIFE INSURANCE COMPANY
                                  (for Registrant and as Depositor)



Attest: /s/ Christopher A. Martin          By: /s/ William C. Thater
        ------------------------------        ---------------------------
        Christopher A. Martin,                William C. Thater,
        Secretary                             President


Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                       TITLE                    DATE

/s/ William C. Thater                                    4/30/99
-----------------------------   President & Director
William C. Thater


/s/ Richard A. Leifels                                   4/30/99
-----------------------------   Second Vice President
Richard A. Leifels              and Controller


<F*>                                                     4/30/99
-----------------------------   Director
Willard N. Archie

<F*>                                                     4/30/99
-----------------------------   Director
Carson E. Beadle

<F*>                                                     4/30/99
-----------------------------   Director
James R. Elsesser

<F*>                                                     4/30/99
-----------------------------   Director
Stanley Goldstein

<F*>                                                     4/30/99
-----------------------------   Director
David D. Holbrook



<F*>                                                     4/30/99
-----------------------------   Director
Richard A. Liddy

<F*>                                                     4/30/99
-----------------------------   Director
Leonard M. Rubenstein

<F*>                                                     4/30/99
-----------------------------   Director
H. Edwin Trusheim

<F*>                                                     4/30/99
-----------------------------   Director
Virginia V. Weldon, M.D.

<F*>                                                     4/30/99
-----------------------------   Director
Ted C. Wetterau

<F*>                                                     4/30/99
-----------------------------   Director
Ben H. Wolzenski

<F*>                                                     4/30/99
-----------------------------   Director
A. Greig Woodring



By: /s/ William C. Thater
    -------------------------
    William C. Thater                                    4/30/99

<F*> Copies of powers of attorney authorizing William C. Thater to sign the Registration Statement and amendments thereto on behalf of the Directors of Security Equity Life Insurance Company are on file with the Securities and Exchange Commission.

                             EXHIBIT INDEX

9.     Consent of KPMG LLP.